                           ==========================

                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1997

                           ==========================



                                                      American

            [GRAPHIC]                                 General

                                                      Series

                                                      Portfolio

                                                      Company

                                               ----------------

================================================================================
         AMERICAN GENERAL SERIES PORTFOLIO COMPANY - SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1997
================================================================================


TABLE OF CONTENTS

President's Letter ........................................................    1

Stock Index Fund ..........................................................    4

MidCap Index Fund .........................................................   12

Small Cap Index Fund ......................................................   19

International Equities Fund ...............................................   35

Growth Fund ...............................................................   41

Growth & Income Fund ......................................................   44

Science & Technology Fund .................................................   48

Social Awareness Fund .....................................................   51

Asset Allocation Fund .....................................................   57

Capital Conservation Fund .................................................   66

Government Securities Fund ................................................   69

International Government Bond Fund ........................................   71

Money Market Fund .........................................................   75

Notes to Financial Statements .............................................   78

Financial Highlights ......................................................   81




--------------------------------------------------------------------------------

================================================================================
                            AGSPC PRESIDENT'S LETTER                           1
================================================================================


Dear Valued Customer,

In today's environment of rapidly changing markets, the commitment to your financial security remains American General Series Portfolio Company's highest priority. This dedication is reflected in the performance of our funds, and it is my pleasure to introduce AGSPC's November 30, 1997 Semi-Annual Report for your review. In this report, you will find financial and performance information for AGSPC's thirteen funds for the six-month period ending November 30, 1997.

Through your variable annuity contract, you are permitted to invest in one or more of the funds described in this report. Please refer to the chart on page 3 to determine which funds are available under your contract.

MARKET CONDITIONS

On average, securities markets produced positive returns for the six months ended November 30, 1997. According to Standard & Poor's 500 Index (S&P 500(R)), the large capitalization sector of the stock market provided a total return of 13.58%, modestly below the 15.83% return of the Standard & Poor's MidCap 400 Index (MidCap 400). Meanwhile, the performance of smaller companies, as measured by the Russell 2000(R), produced a return of 13.80%. Corporate bonds provided total returns of 7.44% and Treasury Securities yielded 6.87%.

Several factors influenced equity and fixed income markets: 1) a market-friendly Federal Reserve policy, holding the Federal Funds rate at 5.5%; 2) a modest growth in Gross Domestic Product approximating 3.2%; and 3) contained inflation with the Consumer Price Index averaging an annual rate of 2%.

The subdued economic growth rate, combined with a modest inflation rate, drove the bond market returns. Long-term bond yields, as measured by the U.S. Treasury, decreased nearly one full percentage point to 6.1% at the end of November. The Merrill Lynch Corporate Bond Index returned 7.44% and the Lehman Brothers U.S. Treasury Index yielded a total of 6.87%.

International markets were impacted by a crisis in Southeast Asia's economy, causing major losses in stock markets throughout the region. There is potential for further losses, as higher real interest rates, deflation, and currency weakness take their toll on those economies. On the other hand, Europe has experienced positive stock market performance as the result of mergers and acquisitions, and major multi-national concerns are benefiting from the stronger Dollar.

FUND RETURNS(1)

INDEXED FUNDS

Due to the fact that these funds emulate their respective indexes, there was little variance in the performance of AGSPC's Indexed Funds. The Stock Index Fund's performance was 13.53%, 0.05% below the S&P 500, while the MidCap Index Fund returned 15.89%, surpassing the MidCap 400 by 0.06%. The Small Cap Index Fund also exceeded its index (the Russell 2000) by 0.23% with a return of 14.03%. The International Equities Fund maintained a positive tracking difference of 0.22%; however, due to the Asian market crisis, it performed at -4.05%.

MANAGED FUNDS

AGSPC's Growth Fund concentrates on companies with above average growth potential in the service sectors, and recorded a total return of 13.99%, 0.41% above its index. The Growth & Income Fund utilizes the stock selection process of the Value Line Ranking System which tends to emphasize small and mid-sized companies. Mid-sized company growth aided performance, producing a total return of 14.43%, 0.85% above the S&P 500.

The Science & Technology Fund's concentration in volatile sectors led to substantial valuation changes. Investors as well as the personal computer manufacturers and distributors showed concern regarding the networking sector. As a result, the fund's return was 5.85%, 7.73% below the S&P 500. Both the absence of tobacco stocks and a smaller percentage of chemical-related investments were positive factors for AGSPC's Social Awareness Fund. However, railroad and domestic petroleum investments detracted from performance, and the return fell short of the S&P 500 by 0.23%.

The Asset Allocation Fund (previously the Timed Opportunity Fund) returned 10.51%, outperforming its benchmark by 0.27%. The stock and bond components have tracked their respective indexes within one-half of a percent.

BOND FUNDS

Two significant East Asian holdings experienced reductions in value, causing the Capital Conservation Fund to under-perform its relevant index by 0.74%, returning 6.70%. The Government Securities Fund returned 6.63%, 0.24% under its relevant index.

The International Government Bond Fund outperformed its relevant index by 0.44%, providing a fund level return of 1.44%. In general, international government markets had positive returns due to several factors. The European Union required its members to be fiscally responsible, there was widespread expectation of moderate inflation, and assets in Pacific Rim investments were redirected into European bonds.

FUTURE OUTLOOK

The excellent performance of the equity and bond markets from 1995 through the third quarter of 1997 was followed by a correction in equity markets. Once again, the driving force for the correction came from an unanticipated source -- the currency and credit crises in Southeast Asia.

Equity markets should benefit from steady or declining interest rates, and earnings will drive divergence in the market. As currency devaluations make American goods more expensive, large multi-national companies will likely find reduced demand for their products in Asia. Subsequently, less expensive imports from Asia will put pressure on American companies to lower prices on goods such as automobiles. In this scenario, small and medium-sized companies would benefit because lower prices for imported goods increase real disposable income.

Fixed income markets will profit if the world-wide moderation of inflation continues. For the first time in decades, the bond market may also benefit from a potential U.S. Government surplus. Finally, the Federal Reserve may be forced to lower interest rates if the economic flu in Asia carries over into U.S. markets. The potential for rising equity valuations and declining interest rates could foster another year of above-average returns in both the stock and bond markets. With this exciting prospect in mind, I hope that you will continue to entrust your future with us.

We strive to provide a variety of quality options to meet your investment needs. Thank you for your continued confidence in our ability to invest your funds wisely.


                                    Sincerely,


                                    /s/ Thomas L. West, Jr.


                                    Thomas L. West, Jr., Chairman and President
January 21, 1998                    American General Series Portfolio Company


FUND RETURNS(1) TO INDEX
6 Months Ended 11/30/97


                                    [GRAPH]


(1) Represents fund performance before subtracting expenses. See page two for applicable fund expenses and fund level returns after expenses.


--------------------------------------------------------------------------------

================================================================================
2                      AGSPC PRESIDENT'S LETTER CONTINUED
================================================================================


FUND RETURNS AND TRACKING DIFFERENCES
For the six months ended November 30, 1997






                                                               (1)         (2)          (3)         (4)           (5)
                                                                                       FUND        TOTAL
                                                                                    PERFORMANCE    INDEX
                                                                                      BEFORE       RETURN
                                                                                    SUBTRACTING   INCLUDING     TRACKING
                                                               FUND        FUND       EXPENSES    REINVESTED   DIFFERENCE
AGSPC FUND/RELEVANT MARKET INDEX                             RETURN(a)   EXPENSES    (1) + (2)    DIVIDENDS    (3) - (4)
-------------------------------------------------------------------------------------------------------------------------
INDEXED FUNDS:
Stock Index Fund/S&P 500 ..............................       13.37%       0.16%       13.53%      13.58%        (0.05)%
MidCap Index Fund/
  Standard & Poor's MidCap 400 ........................       15.70        0.19        15.89       15.83          0.06
Small Cap Index Fund/Russell 2000 .....................       13.83        0.20        14.03       13.80          0.23
International Equities Fund/EAFE ......................       (4.26)       0.21        (4.05)      (4.27)         0.22

MANAGED FUNDS:
Growth Fund/S&P 500 ...................................       13.56        0.43        13.99       13.58          0.41
Growth & Income Fund/S&P 500 ..........................       14.03        0.40        14.43       13.58          0.85
Science & Technology Fund/S&P 500 .....................        5.37        0.48         5.85       13.58         (7.73)
Social Awareness Fund/S&P 500 .........................       13.07        0.28        13.35       13.58         (0.23)
Asset Allocation Fund/Benchmark(b) ....................       10.23        0.28        10.51       10.24          0.27
Capital Conservation Fund/
  Merrill Lynch Corporate Master Bond .................        6.42        0.28         6.70        7.44         (0.74)
Government Securities Fund/
  Lehman Brothers U.S. Treasury .......................        6.36        0.27         6.63        6.87         (0.24)
Int'l Gov't Bond Fund/
  Salomon Non U.S. Gov't Bond .........................        1.16        0.28         1.44        1.00          0.44
Money Market Fund/30 Day Certificate of Deposit
  Primary Offering Rate by New York City Banks
  (NYC 30 Day CD Rate) ................................        2.59        0.27         2.86        2.38          0.48

(a) Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.

(b) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.


SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                                                                   DISTRIBUTIONS FROM NET
                                                                                                   INVESTMENT INCOME AND
                                                                                                    NET REALIZED GAINS
                                                                     NET ASSET VALUES                  ON SECURITIES
                                                          --------------------------------------  -----------------------
                                                          (UNAUDITED)               (UNAUDITED)
                                                          NOVEMBER 27,    MAY 31,   NOVEMBER 30,  12/1/96 TO    6/1/97 TO
FUND                                                          1996         1997         1997        5/31/97      11/30/97
-------------------------------------------------------------------------------------------------------------------------
Stock Index (emulate S&P 500) ........................       $23.37       $26.09       $29.38       $ 0.37       $ 0.51
MidCap Index (emulate MidCap 400) ....................        20.33        20.83        23.98         1.33         0.12
Small Cap Index (emulate Russell 2000) ...............        15.94        16.18        18.32         1.08         0.10
International Equities
  (foreign long term growth stocks) ..................        11.43        11.44        10.83         0.43         0.14
Growth Fund (long term growth of capital) ............        17.51        17.62        20.01         0.34         0.00
Growth & Income Fund (long term growth
  of capital and current income) .....................        16.13        16.87        19.20         0.35         0.04
Science & Technology Fund (long term growth
  of capital) ........................................        21.28        19.88        20.98         0.93         0.00
Social Awareness (social criteria growth stocks) .....        17.72        17.90        20.12         1.90         0.10
Asset Allocation (asset allocation) ..................        13.23        12.57        13.65         1.98         0.20
Capital Conservation (quality corporate bonds) .......         9.59         9.31         9.61         0.32         0.29
Government Securities (intermediate and
  long term government bonds) ........................         9.91         9.67         9.99         0.30         0.29
International Government Bond (high quality
  foreign government debt securities).................        12.27        11.33        11.27         0.29         0.19
Money Market (money market instruments) ..............         1.00         1.00         1.00         0.03         0.03

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.


--------------------------------------------------------------------------------

================================================================================
                       AGSPC PRESIDENT'S LETTER CONTINUED                      3
================================================================================


FUNDS AVAILABLE UNDER VARIABLE ANNUITY CONTRACTS



                                                    VALIC SEPARATE ACCOUNT A
                                       -----------------------------------------------------
                                                          CONTRACT FORM                        AG LIFE SEPARATE
                                       -----------------------------------------------------       ACCOUNT A       AG LIFE   AG LIFE
                                       PORTFOLIO  PORTFOLIO    INDEPEN-             GROUP     -------------------- SEPARATE SEPARATE
                                        DIRECTOR   DIRECTOR   DENCE PLUS  IMPACT   UNIT PUR-                NON     ACCOUNT  ACCOUNT
FUND                                       2*         1*      UIT(G)-585  UIT-981   CHASE**   QUALIFIED  QUALIFIED     B        D
------------------------------------------------------------------------------------------------------------------------------------

Stock Index
  (emulate S&P 500)...................    Yes        Yes         Yes        Yes      Yes         Yes        Yes       Yes      Yes
MidCap Index
  (emulate MidCap 400)................    No         Yes         Yes        Yes      No          Yes        Yes       Yes      No
Small Cap Index
  (emulate Russell 2000)..............    No         Yes         Yes        No       No          No         No        No       No
International Equities
  (foreign long term growth stocks)...    No         Yes         Yes        No       No          No         No        No       Yes
Growth Fund
  (long term growth of capital).......    Yes        Yes         No         No       No          No         No        No       No
Growth & Income Fund (long term
  growth of capital and current
  income).............................    No         Yes         No         No       No          No         No        No       No
Science & Technology Fund
  (long term growth of capital).......    Yes        Yes         No         No       No          No         No        No       No
Social Awareness
  (social criteria growth stocks).....    Yes        Yes         Yes        No       No          No         No        No       Yes
Asset Allocation Fund
  (asset allocation)..................    No         Yes         Yes        Yes      No          Yes        Yes       Yes      No
Capital Conservation
  (quality corporate bonds)...........    No         Yes         Yes        Yes      No          Yes        Yes       Yes      No
Government Securities (intermediate
  and long term government bonds).....    No         Yes         Yes        No       No          Yes        Yes       Yes      No
Int'l Government Bond (high quality
  foreign government debt
  securities).........................    Yes        Yes         Yes        No       No          No         No        No       No
Money Market
  (money market instruments)..........    Yes        Yes         Yes        Yes      No          Yes        Yes       Yes      No


*  UIT(G)194, UITN-194, UIT-IRA-194, UIT-SEP-194

** GUP, IVA, GVA SA-1, GVA SA-2



--------------------------------------------------------------------------------

================================================================================
4                  STOCK INDEX FUND - STATEMENT OF NET ASSETS
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            COMMON STOCKS - 99.19%

            ADVERTISING - 0.07%
    43,350  Interpublic Group Cos., Inc....      $  2,078,091
                                                 ------------

            AEROSPACE/DEFENSE - 1.74%
   384,708  Boeing Co......................        20,437,613
    29,000  EG & G, Inc....................           569,125
    27,980  General Dynamics Corp..........         2,423,768
    15,400  Goodrich  (B.F.) Co............           685,300
    78,176  Lockheed Martin Corp...........         7,627,046
    29,200  Northrop Grumman Corp..........         3,292,300
    95,900* Raytheon Co....................         5,364,406
    44,000  TRW Inc........................         2,497,000
    96,800  United Technologies Corp.......         7,253,950
                                                 ------------
                                                   50,150,508
                                                 ------------

            AIRLINES - 0.42%
    35,700* AMR Corp.......................         4,326,394
    31,600  Delta Air Lines, Inc...........         3,521,425
    82,800  Southwest Airlines Co..........         2,023,425
    41,400* US Airways Group, Inc..........         2,282,175
                                                 ------------
                                                   12,153,419
                                                 ------------

            APPAREL & PRODUCTS - 0.08%
    27,000* Fruit of the Loom, Inc.
             Class A ......................           629,438
    32,900  Liz Claiborne, Inc.............         1,653,225
                                                 ------------
                                                    2,282,663
                                                 ------------

            APPLIANCES/FURNISHINGS - 0.10%
    35,000  Maytag Corp....................         1,130,938
    30,200  Whirlpool Corp.................         1,655,338
                                                 ------------
                                                    2,786,276
                                                 ------------

            AUTO - CARS - 1.57%
   275,374  Chrysler Corp..................         9,448,770
   437,300  Ford Motor Co..................        18,803,900
   278,200  General Motors Corp............        16,970,200
                                                 ------------
                                                   45,222,870
                                                 ------------

            AUTO - REPLACEMENT PARTS - 0.31%
    44,200* AutoZone, Inc..................         1,326,000
    18,700  Cooper Tire & Rubber Co........           418,412
    14,300  Echlin Inc.....................           453,131
    74,400  Genuine Parts Co...............         2,380,800
    65,800  Goodyear Tire & Rubber Co. ....         3,993,237

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            AUTO - REPLACEMENT PARTS - Continued
    15,800* Pep Boys-Manny, Moe & Jack.....      $    396,975
                                                 ------------
                                                    8,968,555
                                                 ------------

            BANKS - NEW YORK CITY - 1.94%
   148,600  Bank of New York Co., Inc......         7,987,250
   166,882  Chase Manhattan Corp...........        18,127,557
   175,700  CitiCorp.......................        21,073,019
    76,300  J. P. Morgan  & Co. Inc........         8,712,506
                                                 ------------
                                                   55,900,332
                                                 ------------

            BANKS - OTHER - 2.73%
   266,736  BankAmerica Corp...............        19,471,728
    60,400  BankBoston Corp................         5,383,150
   121,923  First Chicago Corp.............         9,540,475
   234,094  First Union Corp...............        11,412,082
   105,393  Fleet Financial Group, Inc.....         6,962,525
   109,000  Mellon Bank Corp...............         6,178,938
    73,200  National City Corp.............         4,886,100
    51,600  Providian Financial Corp.......         2,273,625
    14,000  Republic of New York Corp......         1,522,500
    36,333  Wells Fargo & Co...............        11,163,314
                                                 ------------
                                                   78,794,437
                                                 ------------

            BANKS - REGIONAL - 3.51%
   210,672  BANC ONE CORP..................        10,823,275
    86,000  Barnett Banks, Inc.............         6,052,250
    32,700  Comerica Inc...................         2,785,631
    88,600  CoreStates Financial Corp......         6,849,887
    67,650  Fifth Third Bancorp............         4,769,325
    59,600  Huntington Bancshares, Inc.....         2,026,400
    85,170  KeyCorp........................         5,743,652
   287,792  NationsBank Corp...............        17,285,507
   313,400  Norwest Corp...................        11,732,913
   135,900  PNC Bank Corp..................         7,313,119
    61,200  State Street Corp..............         3,641,400
    72,200  SunTrust Banks, Inc............         5,126,200
    53,600  Synovus Financial Corp.........         1,711,850
   103,330  U.S. Bancorp...................        11,114,433
    55,513  Wachovia Corp..................         4,274,501
                                                 ------------
                                                  101,250,343
                                                 ------------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.48%
    11,900  Adolph Coors Class B...........           428,400


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - Continued
   193,000  Anheuser-Busch Companies, Inc..      $  8,335,187
    18,915  Brown-Forman Corp Class B......           971,758
   128,400  Seagram Co. Ltd................         4,148,925
                                                 ------------
                                                   13,884,270
                                                 ------------

            BEVERAGE - SOFT DRINKS - 2.81%
   955,500  Coca-Cola Co...................        59,718,750
   580,700  PepsiCo, Inc...................        21,413,312
                                                 ------------
                                                   81,132,062
                                                 ------------

            BROADCASTING - 1.02%
    38,600* Clear Channel Communications,
             Inc. .........................         2,615,150
   121,350  Comcast Corp. Class A Special..         3,397,800
   165,778* Tele-Comm Liberty Media Group
             Class A.......................         3,797,361
   204,800  U S West Communications Group..         9,254,400
   226,800* U S West Media Group...........         6,024,375
   122,700* Viacom, Inc Class B............         4,294,500
                                                 ------------
                                                   29,383,586
                                                 ------------

            BUILDING MATERIALS - 0.30%
     8,900  Armstrong World Industries,
             Inc. .........................           613,544
    67,100  Lowe's Companies, Inc..........         3,082,406
    70,100  Masco Corp.....................         3,303,463
    60,700  Sherwin-Williams Co............         1,733,744
                                                 ------------
                                                    8,733,157
                                                 ------------

            CHEMICAL - MAJOR - 1.99%
    97,400  Dow Chemical Co................         9,618,250
   427,900  E.I. du Pont de Nemours
             and Co........................        25,914,694
    39,300  Hercules, Inc..................         1,908,506
   229,700  Monsanto Co....................        10,035,019
    54,900  Morton International, Inc......         1,870,031
    66,500  PPG Industries, Inc............         3,852,844
    18,300  Rohm and Haas Co...............         1,682,456
    59,500  Union Carbide Corp.............         2,625,438
                                                 ------------
                                                   57,507,238
                                                 ------------

            CHEMICAL - MISCELLANEOUS - 0.55%
    41,100  Air Products and Chemicals Inc.         3,151,856
    30,637  Eastman Chemical Co............         1,849,709
     8,550  Ecolab Inc.....................           436,050
    15,300* FMC Corp.......................         1,117,856

--------------------------------------------------------------------------------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED             5
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            CHEMICAL - MISCELLANEOUS - Continued
    26,500  Great Lakes Chemical Corp......      $  1,189,187
    15,428  Millipore Corp.................           597,835
    20,300  Nalco Chemical Co..............           787,894
    59,200  Praxair, Inc...................         2,601,100
    39,500  Sigma Aldrich Corp.............         1,426,938
    37,800  W. R. Grace & Co...............         2,749,950
                                                 ------------
                                                   15,908,375
                                                 ------------

            CONGLOMERATES - 1.00%
   211,600  Allied Signal Inc..............         7,855,650
    38,800  ITT Industries, Inc............         1,231,900
    39,400  Loews Corp.....................         4,181,325
    65,200  Tenneco Inc....................         2,823,975
    55,200  Textron Inc....................         3,263,700
   206,800  Tyco International Ltd.........         8,116,900
    53,900  Whitman Corp...................         1,418,244
                                                 ------------
                                                   28,891,694
                                                 ------------

            CONSUMER FINANCE - 0.22%
    20,400  Beneficial Corp................         1,583,550
   174,675  MBNA Corp......................         4,639,805
                                                 ------------
                                                    6,223,355
                                                 ------------

            CONTAINERS - METAL/GLASS - 0.34%
     4,700  Ball Corp......................           180,950
    99,300  Corning Inc....................         4,214,044
    61,600  Crown Cork & Seal Co., Inc.....         3,006,850
    12,100  Owens Corning..................           444,675
    61,200* Owens-Illinois, Inc............         2,073,150
                                                 ------------
                                                    9,919,669
                                                 ------------

            CONTAINERS - PAPER - 0.04%
     6,500  Bemis Co., Inc.................           273,812
    17,700  Temple-Inland Inc..............         1,011,113
                                                 ------------
                                                    1,284,925
                                                 ------------

            COSMETICS/TOILETRIES - 0.87%
     6,800  Alberto-Culver Co. Class B.....           212,075
    60,100  Avon Products, Inc.............         3,474,531
   208,800  Gillette Co....................        19,274,850
    45,300  International Flavors &
             Fragrances, Inc...............         2,182,894
                                                 ------------
                                                   25,144,350
                                                 ------------


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            DRUGS - 7.21%
    22,500  Allergan, Inc..................      $    762,187
    43,200* ALZA Corp......................         1,152,900
   241,200  American Home Products Corp....        16,853,850
   111,000* Amgen Inc......................         5,674,875
    23,900  Bausch & Lomb Inc..............           947,037
   383,500  Bristol Myers Squibb Co........        35,905,187
   421,400  Eli Lilly and Co...............        26,574,538
   459,000  Merck & Co., Inc...............        43,404,188
   501,800  Pfizer, Inc....................        36,505,950
   209,870  Pharmacia & Upjohn, Inc........         7,083,112
   293,600  Schering-Plough Corp...........        18,405,050
   104,300  Warner-Lambert Co..............        14,588,962
                                                 ------------
                                                  207,857,836
                                                 ------------

            ELECTRICAL EQUIPMENT - 4.19%
    93,700  AMP Inc........................         4,070,094
    62,000* Cabletron Systems, Inc.........         1,426,000
   181,200  Emerson Electric Co............         9,966,000
 1,256,900  General Electric Co............        92,696,375
    30,500  National Service Industries,
             Inc. .........................         1,427,781
    21,600  Raychem Corp...................         2,042,550
     6,800  Thomas & Betts Corp............           308,550
   252,458  Westinghouse Electric Corp.....         7,573,740
    14,200  W. W. Grainger Inc.............         1,329,475
                                                 ------------
                                                  120,840,565
                                                 ------------

            ELECTRONIC INSTRUMENTS - 0.18%
         1* Commscope Inc..................                11
    28,100  General Signal Corp............         1,146,831
    19,400  Perkin-Elmer Corp..............         1,349,513
     5,400  Tektronix, Inc.................           226,463
    70,400* Thermo Electron Corp...........         2,591,600
                                                 ------------
                                                    5,314,418
                                                 ------------

            ENTERTAINMENT - 1.59%
    39,400* Harrah's Entertainment, Inc....           790,462
    67,475  Hasbro, Inc....................         1,960,992
    16,200* King World Productions, Inc....           880,875
   117,787  Mattel, Inc....................         4,718,842
   210,200  Time Warner Inc................        12,244,150
   266,052  Walt Disney Co.................        25,258,312
                                                 ------------
                                                   45,853,633
                                                 ------------


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            FINANCE COMPANIES - 0.50%
    59,300  Green Tree Financial Corp......      $  1,816,062
    42,800  Household International, Inc...         5,392,800
    47,700* ITT Corp.......................         3,619,237
    90,150  SunAmerica, Inc................         3,651,075
                                                 ------------
                                                   14,479,174
                                                 ------------

            FINANCIAL SERVICES - 0.60%
   176,200  American Express Co............        13,897,775
    39,800  Countrywide Credit Industries,
             Inc. .........................         1,629,312
    40,100  H & R Block Inc................         1,644,100
                                                 ------------
                                                   17,171,187
                                                 ------------

            FOODS - 2.45%
   215,192  Archer Daniels Midland Co......         4,599,728
   173,900  Campbell Soup Co...............         9,738,400
   178,700  ConAgra, Inc...................         6,422,031
    56,400  CPC International Inc..........         5,830,350
    63,700  General Mills, Inc.............         4,713,800
   136,650  H J Heinz Co...................         6,841,041
    47,000  Hershey Foods Corp.............         2,884,625
   162,800  Kellogg Co.....................         7,549,850
    20,960  Pioneer Hi-Bred International,
             Inc. .........................         2,140,540
    57,400  Quaker Oats Co.................         3,042,200
    41,200  Ralston Purina Co..............         3,831,600
   181,200  Sara Lee Corp..................         9,580,950
    42,500  Wm. Wrigley Jr. Co.............         3,362,813
                                                 ------------
                                                   70,537,928
                                                 ------------

            FOOTWEAR - 0.15%
    71,400  NIKE, Inc. Class  B............         3,476,287
    18,900* Reebok International Ltd.......           743,006
                                                 ------------
                                                    4,219,293
                                                 ------------

            FREIGHT - 0.14%
    41,200* Federal Express Corp...........         2,762,975
    37,200  Ryder System, Inc..............         1,350,825
                                                 ------------
                                                    4,113,800
                                                 ------------

            FUNERAL SERVICES - 0.10%
    79,100  Service Corp. International....         2,892,094
                                                 ------------

            GOLD MINING - 0.15%
   151,700  Barrick Gold Corp..............         2,512,531
    52,100  Battle Mountain Gold Co........           263,756
    21,800* Echo Bay Mines Ltd.............            50,413

--------------------------------------------------------------------------------

================================================================================
6            STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            GOLD MINING - Continued
    53,900  Homestake Mining Co............      $    565,950
    88,900  Placer Dome Inc................         1,089,025
                                                 ------------
                                                    4,481,675
                                                 ------------

            GOVERNMENT SPONSORED - 1.13%
   272,600  Federal Home Loan Mortgage
             Corp..........................        11,244,750
   402,000  Federal National Mortgage
             Association ..................        21,230,625
                                                 ------------
                                                   32,475,375
                                                 ------------

            HARDWARE & TOOLS - 0.12%
    31,300  Black & Decker Corp............         1,150,275
    11,550  Snap-on Inc....................           507,478
    42,600  Stanley Works..................         1,877,063
                                                 ------------
                                                    3,534,816
                                                 ------------

            HEALTHCARE - 0.46%
    49,400  Cardinal Health, Inc...........         3,742,050
   154,900* HealthSouth Corp...............         4,066,125
    54,400* Humana Inc.....................         1,207,000
    79,800  United HealthCare Corp.........         4,154,587
                                                 ------------
                                                   13,169,762
                                                 ------------

            HEAVY DUTY TRUCKS/PARTS - 0.28%
    19,700  Cummins Engine Co., Inc........         1,268,187
    27,100  Dana Corp......................         1,266,925
    31,300  Eaton Corp.....................         2,955,894
    39,010* Navistar International Corp....           858,220
    32,710  PACCAR Inc.....................         1,799,050
                                                 ------------
                                                    8,148,276
                                                 ------------

            HOME BUILDERS - 0.06%
    16,600  Centex Corp....................         1,052,025
    14,456  Kaufman & Broad Home Corp......           313,515
     7,900  Pulte Corp.....................           320,444
                                                 ------------
                                                    1,685,984
                                                 ------------

            HOSPITAL MANAGEMENT - 0.41%
     8,000* Beverly Enterprises, Inc.......           136,000
   249,584  Columbia/HCA Healthcare Corp...         7,362,728
    13,000  Manor Care, Inc................           458,250
    13,100  Shared Medical Systems Corp....           838,400
    99,700* Tenet Healthcare Corp..........         3,159,244
                                                 ------------
                                                   11,954,622
                                                 ------------


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            HOSPITAL SUPPLIES - 2.68%
   300,800  Abbott Laboratories............      $ 19,552,000
     8,400  Bard (C. R.), Inc..............           251,475
   109,700  Baxter International Inc.......         5,553,562
    55,200  Becton, Dickinson and Co.......         2,846,250
    64,100  Biomet, Inc....................         1,530,388
    67,677* Boston Scientific Corp.........         3,058,154
   511,200  Johnson & Johnson..............        32,173,650
    37,900  Mallinckrodt, Inc..............         1,402,300
   191,400  Medtronic, Inc.................         9,139,350
    40,650* St. Jude Medical, Inc..........         1,204,256
    25,700  United States Surgical Corp....           677,837
                                                 ------------
                                                   77,389,222
                                                 ------------

            HOUSEHOLD PRODUCTS - 2.98%
    43,200  Clorox Co......................         3,353,400
   118,800  Colgate-Palmolive Co...........         7,937,325
   167,400  Minnesota Mining &
             Manufacturing Co. ............        16,311,038
    59,000  Newell Co......................         2,407,938
   514,552  Procter & Gamble Co............        39,266,750
    63,100  Rubbermaid, Inc................         1,530,175
    35,300  Tupperware Corp................           842,788
   248,400  Unilever N V - ADR.............        14,422,725
                                                 ------------
                                                   86,072,139
                                                 ------------

            INFORMATION PROCESSING - 9.69%
         1* A.C. Nielson...................                22
    38,200  Adobe Systems Inc..............         1,604,400
    61,400* Apple Computer, Inc............         1,089,850
    22,200  Autodesk, Inc..................           853,312
   122,600  Automatic Data Processing, Inc.         6,896,250
    78,400* Bay Networks, Inc..............         2,356,900
    27,452* Ceridian Corp..................         1,204,456
   257,300* Cisco Systems, Inc.............        22,192,125
    68,600  Cognizant Corp.................         2,941,225
   292,395  Compaq Computer Corp...........        18,256,413
   206,531  Computer Associates
             International, Inc. ..........        10,752,494
    24,700* Computer Sciences Corp.........         1,955,931
   132,600* Dell Computer Corp.............        11,163,262
    66,200* Digital Equipment Corp.........         3,260,350
   189,200* E M C Corp.....................         5,735,125
   180,354  First Data Corp................         5,106,273
    74,500  HBO & Co.......................         3,343,188
   405,600  Hewlett Packard Co.............        24,766,950
    55,100  Honeywell Inc..................         3,609,050
   377,800  International Business
             Machines Corp. ...............        41,392,713



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            INFORMATION PROCESSING - Continued
   463,200* Microsoft Corp.................      $ 65,542,800
    45,300* Nextlevel Systems Inc..........           600,225
   142,500* Novell, Inc ...................         1,318,125
   381,587* Oracle Corp....................        12,711,617
    49,900* Parametric Technology Corp.....         2,523,069
    52,800  Pitney Bowes Inc...............         4,438,500
    96,300* Seagate Technology.............         2,184,806
    58,100* Silicon Graphics, Inc..........           762,562
   155,800* Sun Microsystems, Inc..........         5,608,800
   125,300* 3Com Corp......................         4,542,125
    37,700* Unisys Corp....................           539,581
   128,800  Xerox Corp.....................        10,006,150
                                                 ------------
                                                  279,258,649
                                                 ------------

            INSURANCE - CASUALTY - 0.44%
    67,800  Chubb Corp.....................         4,809,562
    27,500  Progressive Corp...............         2,805,000
    58,000  SAFECO Corp....................         2,834,750
    24,300  St. Paul Companies, Inc........         1,944,000
    13,900  USF & G Corp...................           280,606
                                                 ------------
                                                   12,673,918
                                                 ------------

            INSURANCE - LIFE - 0.71%
    60,292  Aetna Inc......................         4,544,509
    95,900  Conseco Inc....................         4,465,344
    44,075  Jefferson-Pilot Corp...........         3,363,473
    57,000  Lincoln National Corp..........         4,068,375
    40,400  Torchmark Corp.................         1,648,825
    21,109  Transamerica Corp..............         2,291,646
                                                 ------------
                                                   20,382,172
                                                 ------------

            INSURANCE - MISCELLANEOUS - 0.53%
    37,600  General Reinsurance Corp.......         7,463,600
    31,600  MBIA, Inc......................         1,986,850
    43,600  MGIC Investment Corp...........         2,547,875
    67,400  UNUM Corp......................         3,197,288
                                                 ------------
                                                   15,195,613
                                                 ------------

            INSURANCE - MULTILINE - 2.87%
   167,320  Allstate Corp..................        14,368,604
   276,327  American International Group,
             Inc. .........................        27,857,216
    49,500  Aon Corp.......................         2,620,406
    34,700  CIGNA Corp.....................         5,803,575
    55,200  Hartford Financial Services
             Group ........................         4,623,000
    71,200  Marsh & McLennan Companies
             Inc. .........................         5,299,950

--------------------------------------------------------------------------------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED             7
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            INSURANCE - MULTILINE - Continued
   439,022  Travelers Group, Inc...........      $ 22,170,586
                                                 ------------
                                                   82,743,337
                                                 ------------

            LEISURE TIME - 0.08%
    17,900  Brunswick Corp.................           598,531
    68,400* Mirage Resorts, Inc............         1,624,500
                                                 ------------
                                                    2,223,031
                                                 ------------

            LODGING - 0.37%
    58,600* HFS, Inc.......................         4,021,425
   107,700  Hilton Hotels Corp.............         3,352,162
    46,200  Marriott International, Inc....         3,346,613
                                                 ------------
                                                   10,720,200
                                                 ------------

            MACHINE TOOLS -  0.01%
     4,700  Cincinnati Milacron, Inc.......           138,944
                                                 ------------

            MACHINERY - AGRICULTURE - 0.27%
    35,000  Case Corp......................         2,170,000
   100,200  Deere & Co.....................         5,492,212
                                                 ------------
                                                    7,662,212
                                                 ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.31%
   153,600  Caterpillar Inc................         7,363,200
    34,200  Fluor Corp.....................         1,229,062
     2,600  Foster Wheeler Corp............            80,112
    10,800  Harnischfeger Industries Inc...           412,425
                                                 ------------
                                                    9,084,799
                                                 ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.61%
     1,600  Aeroquip-Vickers, Inc..........            81,700
    14,600  Briggs & Stratton Corp.........           746,425
    42,700  Cooper Industries, Inc.........         2,204,387
    47,800  Dover Corp.....................         3,205,587
    83,000  Illinois Tool Works Inc........         4,549,437
    49,800  Ingersoll-Rand Co..............         2,035,575
    32,000  Johnson Controls, Inc..........         1,466,000
    59,533  Pall Corp......................         1,257,635
    33,375  Parker Hannifin Corp...........         1,485,188
    12,800  Timken Co......................           453,600
                                                 ------------
                                                   17,485,534
                                                 ------------


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            MEDICAL TECHNOLOGY - 0.14%
    65,000  Guidant Corp...................      $  4,176,250
                                                 ------------

            MERCHANDISE - DRUG - 0.51%
    74,600  CVS Corp.......................         4,951,575
    16,600  Longs Drug Stores Corp.........           485,550
    49,000  Rite Aid Corp..................         3,221,750
   191,400  Walgreen Co....................         6,160,687
                                                 ------------
                                                   14,819,562
                                                 ------------

            MERCHANDISE - SPECIALTY - 1.51%
    41,000  American Greetings Corp.
             Class A ......................         1,506,750
    29,500* Charming Shoppes, Inc..........           144,736
    27,100  Circuit City Stores, Inc.......           889,219
    90,722* CostCo Companies, Inc..........         4,020,119
    74,400  Fortune Brands,  Inc...........         2,692,350
   109,800  Gap, Inc.......................         5,894,888
   285,300  Home Depot, Inc................        15,958,969
    49,600  Ikon Office Solutions Inc......         1,509,700
       973  Jostens, Inc...................            23,352
    98,498  Limited, Inc...................         2,370,108
    34,000  Nordstrom, Inc.................         2,006,000
    33,600  Tandy Corp.....................         1,444,800
    48,900  TJX Companies, Inc.............         1,687,050
   106,625* Toys "R" Us, Inc...............         3,638,578
                                                 ------------
                                                   43,786,619
                                                 ------------

            MERCHANDISING - DEPARTMENT - 0.61%
    93,100  Dayton Hudson Corp.............         6,185,331
    30,800  Dillards, Inc. Class A.........         1,126,125
    90,800* Federated Department Stores,
             Inc. .........................         4,137,075
    94,300  May Department Stores Co.......         5,068,625
    16,000  Mercantile Stores Co., Inc.....         1,034,000
                                                 ------------
                                                   17,551,156
                                                 ------------

            MERCHANDISING - FOOD - 0.61%
   108,100  Albertsons, Inc................         4,796,937
   119,200  American Stores Co.............         2,361,650
     6,900  Fleming Companies, Inc.........           114,712
    15,500  Giant Food Inc. Class A........           523,125
    15,300  Great Atlantic & Pacific Tea
             Co., Inc. ....................           472,387
    95,600* Kroger Co......................         3,292,225
    16,700  Supervalu Inc..................           656,519
    71,900  SYSCO Corp.....................         3,204,044
    52,000  Winn-Dixie Stores, Inc.........         2,102,750
                                                 ------------
                                                   17,524,349
                                                 ------------


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            MERCHANDISING - MASS - 1.93%
   149,100  CUC International Inc..........      $  4,286,625
   107,000  J.C. Penney Co., Inc...........         6,874,750
   190,300* KMart Corp.....................         2,390,644
   147,200  Sears Roebuck and Co...........         6,743,600
   864,000  Wal-Mart Stores, Inc...........        34,506,000
    35,000* Woolworth Corp.................           756,875
                                                 ------------
                                                   55,558,494
                                                 ------------

            METALS - ALUMINUM - 0.29%
    76,500  Alcan Aluminium Ltd............         2,060,719
    66,600  Aluminum Co. of America........         4,478,850
    33,100  Reynolds Metals Co.............         1,884,631
                                                 ------------
                                                    8,424,200
                                                 ------------

            METALS - COPPER - 0.15%
    19,300  ASARCO Inc.....................           480,087
    67,631  Newmont Mining Corp............         2,033,157
    27,200  Phelps Dodge Corp..............         1,802,000
                                                 ------------
                                                    4,315,244
                                                 ------------

            METALS - MISCELLANEOUS - 0.12%
    31,350  Cyprus Amax Minerals Co........           574,097
    57,075  Engelhard Corp.................         1,016,648
    47,000  Freeport-McMoRan Copper &
             Gold Inc. Class B.............           984,062
    52,400  Inco Limited...................           998,875
                                                 ------------
                                                    3,573,682
                                                 ------------

            METALS - STEEL - 0.21%
    59,525  Allegheny Teldyne Inc..........         1,532,769
    22,300* Armco Inc......................           118,469
    21,900* Bethlehem Steel Corp...........           224,475
    20,200  Inland Steel Industries, Inc...           386,325
    31,100  Nucor Corp.....................         1,555,000
    43,420  USX-US Steel Group, Inc........         1,359,589
    53,625  Worthington Industries, Inc....           971,953
                                                 ------------
                                                    6,148,580
                                                 ------------

            MISCELLANEOUS - 0.07%
    57,800  Equifax Inc....................         1,972,425
                                                 ------------

            MOBILE HOMES - 0.02%
    14,600  Fleetwood Enterprises, Inc.....           521,037
                                                 ------------

--------------------------------------------------------------------------------

================================================================================
8             STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            NATURAL GAS - DIVERSIFIED - 0.13%
    43,900  Coastal Corp...................      $  2,570,894
    26,600  Sonat Inc......................         1,158,763
                                                 ------------
                                                    3,729,657
                                                 ------------

            OIL - INTEGRATED DOMESTIC - 1.90%
    35,700  Amerada Hess Corp..............         1,999,200
   187,900  Amoco Corp.....................        16,911,000
    26,900  Ashland Oil, Inc...............         1,255,894
   125,800  Atlantic Richfield Co..........        10,252,700
    62,467  Burlington Resources, Inc......         2,779,781
    19,400  Kerr-McGee Corp................         1,286,463
   117,700  Occidental Petroleum Corp......         3,494,219
    40,800* Oryx Energy Co.................         1,101,600
    18,500  Pennzoil Co....................         1,232,562
    96,300  Phillips Petroleum Co..........         4,664,531
    40,916  Sun Co., Inc...................         1,654,541
   105,400  Unocal Corp....................         4,196,238
   114,000  USX-Marathon Group.............         3,904,500
                                                 ------------
                                                   54,733,229
                                                 ------------

            OIL - INTEGRATED INTERNATIONAL - 5.40%
   254,600  Chevron Corp...................        20,415,737
   943,800  Exxon Corp.....................        57,571,800
   304,600  Mobil Corp.....................        21,912,163
   824,100  Royal Dutch Petroleum Co. -
             ADR ..........................        43,419,769
   219,200  Texaco Inc.....................        12,384,800
                                                 ------------
                                                  155,704,269
                                                 ------------

            OIL - SERVICES - 1.08%
    58,800  Baker Hughes Inc...............         2,462,250
    70,900  Dresser Industries, Inc........         2,649,887
   107,800  Halliburton Co.................         5,814,463
    34,300  McDermott International, Inc...         1,080,450
    25,500* Rowan Companies, Inc...........           867,000
   193,400  Schlumberger Ltd...............        15,919,237
    26,800* Unova Inc......................           452,250
    26,800* Western Atlas Inc..............         1,864,275
                                                 ------------
                                                   31,109,812
                                                 ------------

            OIL/GAS PRODUCERS - 0.21%
    25,300  Anadarko Petroleum Corp........         1,644,500
    33,700  Apache Corp....................         1,238,475
     3,000  Helmerich & Payne, Inc.........           228,188



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            OIL/GAS PRODUCERS - Continued
   113,842  Union Pacific Resources
             Group Inc. ...................      $  2,831,820
                                                 ------------
                                                    5,942,983
                                                 ------------

            PAPER/FOREST PRODUCTS - 1.36%
    48,200  Avery Dennison Corp............         2,018,375
     8,366  Boise Cascade Corp.............           281,830
    45,400  Champion International Corp....         2,431,737
    69,700  Fort James Corp................         2,727,013
    39,200  Georgia-Pacific Corp...........         3,346,700
   114,918  International Paper Co.........         5,451,423
   228,432  Kimberly-Clark Corp............        11,892,741
    41,600  Louisiana Pacific Corp.........           839,800
    19,300  Mead Corp......................         1,246,056
     4,900  Potlatch Corp..................           238,263
    57,364* Stone Container Corp...........           717,050
    35,450  Union Camp Corp................         2,129,216
    26,850  Westvaco Corp..................           875,981
    74,300  Weyerhaeuser Co................         3,923,969
    35,000  Willamette Industries, Inc.....         1,229,375
                                                 ------------
                                                   39,349,529
                                                 ------------

            PHOTOGRAPHY - 0.29%
   123,850  Eastman Kodak Co...............         7,508,406
    18,100  Polaroid Corp..................           769,250
                                                 ------------
                                                    8,277,656
                                                 ------------

            POLLUTION CONTROL - 0.32%
    82,500  Browning-Ferris Industries Inc.         2,944,219
    97,400  Laidlaw Inc....................         1,266,200
        50  Safety-Kleen Corp..............             1,388
   198,000  Waste Management, Inc..........         4,875,750
                                                 ------------
                                                    9,087,557
                                                 ------------

            PUBLISHING - NEWS - 0.56%
    35,100  Dow Jones & Co., Inc...........         1,774,744
   107,800  Gannett Co., Inc...............         6,259,138
    42,400  Knight-Ridder, Inc.............         2,125,300
    24,800  New York Times Co. Class  A....         1,472,500
    39,732  Times Mirror Co................         2,359,088
    36,300  Tribune Co.....................         2,046,413
                                                 ------------
                                                   16,037,183
                                                 ------------

            PUBLISHING/PRINTING - 0.33%
    50,800  Deluxe Corp....................         1,793,875
    64,500  Dun & Bradstreet Corp..........         1,806,000



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            PUBLISHING/PRINTING - Continued
    19,217  Harcourt General, Inc..........      $  1,052,131
    30,100  McGraw-Hill, Inc...............         2,059,969
    21,600  Moore Corp. Ltd................           336,150
    71,800  RR Donnelley & Sons Co.........         2,530,950
                                                 ------------
                                                    9,579,075
                                                 ------------

            RAILROAD - 0.72%
    60,417  Burlington Northern Santa Fe...         5,528,155
    73,600  CSX Corp.......................         3,850,200
   167,000  Norfolk Southern Corp..........         5,312,688
   103,600  Union Pacific Corp.............         6,216,000
                                                 ------------
                                                   20,907,043
                                                 ------------

            RESTAURANTS - 0.58%
    55,800  Darden Restaurants, Inc........           662,625
   280,000  McDonald's Corp................        13,580,000
    57,120* Tricon Global Restaurants,
              Inc..........................         1,931,370
    30,000  Wendy's International, Inc.....           630,000
                                                 ------------
                                                   16,803,995
                                                 ------------

            SAVINGS & LOAN -  0.37%
    25,100  Golden West Financial Corp.....         2,249,588
    24,900  H.F. Ahmanson & Co.............         1,481,550
   102,325  Washington Mutual, Inc.........         7,073,216
                                                 ------------
                                                   10,804,354
                                                 ------------

            SECURITIES RELATED - 0.89%
    97,650  Charles Schwab Corp............         3,765,628
   127,400  Merrill Lynch & Co., Inc.......         8,941,888
   237,001  Morgan Stanley, Dean Witter,
             Discover and Co...............        12,872,118
                                                 ------------
                                                   25,579,634
                                                 ------------

            SEMICONDUCTOR EQUIPMENT - 0.22%
   151,200* Applied Materials, Inc.........         4,989,600
    36,600* KLA-Tencor Corp................         1,418,250
                                                 ------------
                                                    6,407,850
                                                 ------------

            SEMICONDUCTORS - 2.82%
    57,700* Advanced Micro Devices, Inc....         1,258,581
   629,400  Intel Corp.....................        48,857,175
    55,500* LSI Logic Corp.................         1,290,375
    93,300* Micron Technology, Inc.........         2,320,838
   225,200  Motorola, Inc..................        14,159,450
    51,000* National Semiconductor Corp....         1,689,375

--------------------------------------------------------------------------------

================================================================================
              STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED             9
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            SEMICONDUCTORS - Continued
    95,400  Rockwell International Corp....      $  4,650,750
   145,600  Texas Instruments Inc..........         7,170,800
                                                 ------------
                                                   81,397,344
                                                 ------------

            TELECOMMUNICATIONS - 2.09%
   210,200* Airtouch Communications, Inc...         8,250,350
    56,300  ALLTEL Corp....................         2,237,925
    32,335* Andrew Corp....................           856,877
    57,000* DSC Communications Corp........         1,286,062
    47,300  Frontier Corp..................         1,158,850
    43,800  Harris Corp....................         2,077,762
   247,390  Lucent Technologies, Inc.......        19,822,124
    95,000  Northern Telecom Ltd...........         8,532,187
    29,500  Scientific-Atlanta, Inc........           590,000
    76,900* Tellabs, Inc...................         3,998,800
   358,100* WorldCom, Inc..................        11,459,200
                                                 ------------
                                                   60,270,137
                                                 ------------

            TEXTILE - PRODUCTS - 0.11%
    26,100  Russell Corp...................           797,681
    48,800  V F Corp.......................         2,253,950
                                                 ------------
                                                    3,051,631
                                                 ------------

            TOBACCO - 1.50%
   932,700  Philip Morris Cos Inc..........        40,572,450
    85,600  UST Inc........................         2,642,900
                                                 ------------
                                                   43,215,350
                                                 ------------

            TRUCKERS - 0.03%
    14,200  Caliber System, Inc............           758,812
                                                 ------------

            UTILITIES - COMMUNICATION - 5.65%
   218,300  Ameritech Corp.................        16,822,744
   626,026  AT & T Corp....................        34,979,203
   293,705  Bell Atlantic Corp.............        26,213,171
   368,700  BellSouth Corp.................        20,186,325
   355,200  GTE Corp.......................        17,959,800
   278,400  MCI Communications Corp........        12,232,200
   363,379  SBC Communications, Inc........        26,458,533
   137,600  Sprint Corp....................         8,058,200
                                                 ------------
                                                  162,910,176
                                                 ------------


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            UTILITIES - ELECTRIC - 2.58%
    58,900  American Electric Power, Inc...      $  2,919,231
    35,200  Baltimore Gas and Electric Co..         1,080,200
    60,100  Carolina Power & Light Co......         2,246,237
   105,700  Central & South West Corp......         2,642,500
    41,164  Cinergy Corp...................         1,466,467
   114,200  Consolidated Edison Co.
             of New York, Inc..............         4,311,050
    57,650  Dominion Resources, Inc........         2,241,144
    42,300  DTE Energy Co..................         1,387,969
   154,451  Duke Energy Corp...............         8,031,452
   170,200  Edison International...........         4,563,488
   110,500  Entergy Corp...................         2,873,000
    55,200* FirstEnergy Corp...............         1,490,400
    87,100  FPL Group, Inc.................         4,872,156
    32,600  GPU Inc........................         1,287,700
   168,979  Houston Industries, Inc........         4,002,690
    37,500* Niagara Mohawk Power Corp......           358,594
    26,000  Northern States Power Co.......         1,426,750
   161,400  P G & E Corp...................         4,559,550
    44,500  P P & L Resources Inc..........         1,045,750
    83,900  PacifiCorp.....................         1,955,919
   109,300  Peco Energy Co.................         2,657,356
   112,550  Public Service Enterprise
             Group.........................         3,285,053
   254,700  Southern Co....................         6,112,800
   102,920  Texas Utilities Co.............         4,116,800
    81,400  Unicom Corp....................         2,370,775
    28,800  Union Electric Co..............         1,146,600
                                                -------------
                                                   74,451,631
                                                -------------

            UTILITIES - GAS, DISTRIBUTION -0.03%
    23,700  NICOR Inc......................           953,925
                                                -------------

            UTILITIES - GAS, PIPELINE - 0.49%
    22,000  Columbia Gas System, Inc.......         1,600,500
    44,100  Consolidated Natural Gas Co....         2,662,538
   130,900  Enron Corp.....................         5,072,375
    18,300  ONEOK Inc......................           683,963
    15,000  Pacific Enterprises............           530,625
     2,200  Peoples Energy Corp............            80,575
    66,750  Williams Companies, Inc........         3,566,953
                                                -------------
                                                   14,197,529
                                                -------------

            TOTAL COMMON STOCKS
            (Cost $1,482,841,966).........      2,860,992,342
                                                -------------


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.62%

            ENTERTAINMENT - 0.08%
$2,323,000  Walt Disney Co.,
             5.50% due 12/1/97.............    $    2,323,000
                                               --------------

            FINANCE COMPANIES - 0.54%
 8,052,000  General Motors Acceptance Corp.,
             5.70% due 12/3/97.............         8,049,450
   771,000  Ford Motor Credit Co.,
             5.54% due 12/1/97.............           771,000
 6,601,000  Ford Motor Credit Europe,
             5.66% due 12/2/97.............         6,599,962
                                               --------------
                                                   15,420,412
                                               --------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $17,743,412).............        17,743,412
                                               --------------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.04%

            U.S. TREASURY BILLS - 0.04%
            United States Treasury  Bills:
   100,000   4.90% due 12/11/97............            99,864
   100,000   4.88% due 12/11/97............            99,864
   200,000   4.84% due 12/11/97............           199,731
   700,000   4.67% due 12/11/97............           699,092
   100,000   4.50% due 12/11/97............            99,875
                                               --------------
                                                    1,198,426
                                               --------------

            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $1,198,426)..............         1,198,426
                                               --------------

            TOTAL INVESTMENTS
            (Cost $1,501,783,804) -
              99.85%......................      2,879,934,180
            Other assets and liabilities,
             net - 0.15%...................         4,397,673
                                               --------------
            NET ASSETS (equivalent
             to $29.38 per share on
             98,157,662 shares
             outstanding) - 100%.........      $2,884,331,853
                                               ==============

--------------------------------------------------------------------------------

================================================================================
10           STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

                                                           UNREALIZED
CONTRACTS                                                APPRECIATION
---------------------------------------------------------------------

       FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/97)
   65(2)    S&P 500 Index Futures
             (December/$954.90)............              $    234,003
                                                         ============

            (1)U.S. Treasury Bills with a market value of
               approximately $1,200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 250

---------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  98,157,662 shares outstanding..........              $      981,577
Additional paid in capital...............               1,483,836,397
Undistributed net realized gain on
 securities .............................                  20,292,781
Undistributed net investment income......                     836,719
Unrealized appreciation of:
  Investments...........  $1,378,150,376
  Futures ..............         234,003                1,378,384,379
                          --------------               --------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................              $2,884,331,853
                                                       ==============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                STOCK INDEX FUND FINANCIAL STATEMENTS (Unaudited)             11
================================================================================



STATEMENT OF OPERATIONS
For the six months ended November 30, 1997



INVESTMENT INCOME:
Dividends............................................................        $ 22,659,823
Interest.............................................................             618,587
                                                                             ------------

  Total investment income............................................          23,278,410
                                                                             ------------
EXPENSES:
Advisory fees........................................................           3,672,651
Custodian and accounting services....................................             341,175
Reports to shareholders..............................................             177,190
Audit fees and tax services..........................................              38,616
Directors' fees and expenses.........................................              31,843
Miscellaneous........................................................              53,333
                                                                             ------------

  Total expenses.....................................................           4,314,808
                                                                             ------------
NET INVESTMENT INCOME................................................          18,963,602
                                                                             ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments.......................................... $ 4,129,121
  Futures contracts....................................   2,843,207             6,972,328
                                                        -----------           -----------
Net unrealized appreciation (depreciation) of securities
  during the period:
  Investments ......................................... 305,999,326
  Futures contracts....................................     (89,497)          305,909,829
                                                        -----------          ------------
   Net realized and unrealized gain on securities during the period.........  312,882,157
                                                                             ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................ $331,845,759
                                                                             ============


STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the              For the
                                                                six months ended   fiscal year ended
                                                                November 30, 1997    May 31, 1997
                                                               ------------------  -----------------
OPERATIONS:
Net investment income ....................................     $    18,963,602      $    35,492,537
Net realized gain on securities ..........................           6,972,328           14,778,898
Net unrealized appreciation of securities during
  the period .............................................         305,909,829          489,128,221
                                                               ---------------      ---------------
  Increase in net assets resulting from operations .......         331,845,759          539,399,656
                                                               ---------------      ---------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ....................................         (18,507,454)         (35,484,625)
Net realized gain on securities ..........................                --            (14,806,928)
                                                               ---------------      ---------------

  Decrease in net assets resulting from distributions
   to shareholders .......................................         (18,507,454)         (50,291,553)
                                                               ---------------      ---------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .........................         160,068,892          241,746,270
Proceeds from capital stock issued for distributions
  reinvested .............................................          18,507,454           50,291,553
                                                               ---------------      ---------------
                                                                   178,576,346          292,037,823
Cost of capital stock repurchased ........................         (51,782,323)         (97,732,690)
                                                               ---------------      ---------------

  Increase in net assets resulting from capital stock
   transactions ..........................................         126,794,023          194,305,133
                                                               ---------------      ---------------
TOTAL INCREASE IN NET ASSETS .............................         440,132,328          683,413,236

NET ASSETS:
Beginning of period ......................................       2,444,199,525        1,760,786,289
                                                               ---------------      ---------------

End of period (including undistributed net
  investment income of $836,719 and $380,571) ..............   $ 2,884,331,853      $ 2,444,199,525
                                                               ===============      ===============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .............................           5,617,557           10,718,393
Shares issued for distributions reinvested ...............             650,832            2,200,590
Shares of capital stock repurchased ......................          (1,798,162)          (4,348,853)
                                                               ---------------      ---------------
  Increase in shares outstanding .........................           4,470,227            8,570,130
Shares outstanding:
  Beginning of period ....................................          93,687,435           85,117,305
                                                               ---------------      ---------------
  End of period ..........................................          98,157,662           93,687,435
                                                               ===============      ===============



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
12                 MIDCAP INDEX FUND - STATEMENT OF NET ASSETS
                                                   November 30, 1997 (Unaudited)
================================================================================

  NUMBER                                               MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            COMMON STOCKS - 98.84%

            ADVERTISING - 0.68%
    64,264  Omnicom Group, Inc.............      $  4,763,569
                                                 ------------

            AEROSPACE/DEFENSE - 1.25%
    29,180  Gencorp Inc....................           731,324
    20,355* Rohr, Inc......................           623,372
    48,000* SCI Systems, Inc...............         2,199,000
     7,500* Sequa Corp. Class A............           429,375
    48,074  Sunstrand Corp.................         2,466,797
    29,420  Teleflex Inc...................         1,125,315
    14,861  Thiokol Corp...................         1,227,890
                                                 ------------
                                                    8,803,073
                                                 ------------

            AIRLINES - 0.16%
    11,721* Alaska Air Group, Inc..........           438,072
    23,974  ASA Holdings, Inc..............           710,230
                                                 ------------
                                                    1,148,302
                                                 ------------

            APPAREL & PRODUCTS - 0.91%
    20,600* Ann Taylor Stores Corp.........           293,550
    77,306  Cintas Corp....................         3,005,271
    39,271  Claire's Stores, Inc...........           888,506
    27,324* Land's End, Inc................           964,879
    41,800  Warnaco Group Inc. Class A.....         1,227,875
                                                 ------------
                                                    6,380,081
                                                 ------------

            APPLIANCES/FURNISHINGS - 0.99%
    39,859  Heilig-Meyers Co...............           515,676
    39,428  Herman Miller, Inc.............         2,000,971
    25,201  Lancaster Colony Corp..........         1,260,051
    73,976  Leggett & Platt, Inc...........         3,180,968
                                                 ------------
                                                    6,957,666
                                                 ------------

            AUTO - CARS - 0.64%
   121,940  Harley-Davidson, Inc...........         3,223,789
    57,000  Meritor Automotive, Inc........         1,275,375
                                                 ------------
                                                    4,499,164
                                                 ------------

            AUTO - ORIGINAL EQUIPMENT - 1.30%
    19,725  Arvin Industries, Inc..........           680,512
    22,900  Carlisle Cos Inc...............           973,250
    46,942  Danaher Corp...................         2,757,843
    19,418  Donaldson Co., Inc.............           932,064


  NUMBER                                                 MARKET
OF SHARES                                                VALUE
---------------------------------------------------------------

            AUTO - ORIGINAL EQUIPMENT - Continued
    28,470  Federal-Mogul Corp.............        $  1,170,829
    50,245  Mark IV Industries, Inc........           1,136,793
    24,928  Modine Manufacturing Co........             845,994
    23,200  Superior Industries
             International, Inc............             603,200
                                                   ------------
                                                      9,100,485
                                                   ------------

            AUTO - REPLACEMENT PARTS - 0.15        %
    31,642  Kaydon Corp....................           1,042,208
                                                   ------------

            BANKS - OTHER  - 1.55%
    51,802  First Tennessee National Corp..           3,078,981
   116,100  Firstar Corp...................           4,527,900
    53,100  Union Planters Corp............           3,278,925
                                                   ------------
                                                     10,885,806
                                                   ------------

            BANKS - REGIONAL - 8.36%
    40,000  Associated Banc-Corp...........           1,990,000
    50,828  Central Fidelity Banks, Inc....           2,449,274
    37,555  City National Corp.............           1,220,537
    88,972  Crestar Financial Corp.........           4,570,936
    70,764  First of America Bank Corp.....           4,157,385
    91,141  First Security Corp............           3,087,401
    39,862  First Virginia Banks, Inc......           1,905,902
    99,600  Hibernia Corp. Class A.........           1,805,250
    71,148  Marshall & Ilsley Corp.........           3,779,738
   100,201  Mercantile Bancorporation Inc..           5,210,452
    57,534  Mercantile Bankshares Corp.....           1,948,964
    89,706  Northern Trust Corp............           5,584,199
    38,200  Old Kent Financial Corp........           2,583,275
    32,234  Pacific Century Financial
             Corp. ........................           1,643,934
   106,518  Regions Financial Corp.........           4,114,258
    80,087  SouthTrust Corp................           4,364,742
   140,854  Summit Bancorporation..........           6,567,318
    28,678  Wilmington Trust Corp..........           1,674,078
                                                   ------------
                                                     58,657,643
                                                   ------------

            BEVERAGE - SOFT DRINKS - 1.37%
   313,109  Coca-Cola Enterprises, Inc.....           9,569,394
                                                   ------------

            BROADCASTING - 0.67%
    50,228  A.H. Belo Corp.................           2,476,868
    25,430* Chris-Craft Industries, Inc....           1,274,679
    22,416  TCA Cable TV, Inc. ............             930,264
                                                   ------------
                                                      4,681,811
                                                   ------------


  NUMBER                                               MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            BUILDING MATERIALS - 1.43%
    18,366  CalMat Co......................      $    480,960
    33,100  Fastenal Co....................         1,754,300
    24,525  HON INDUSTRIES Inc.............         1,321,284
    37,000  Martin Marietta Materials......         1,281,125
    63,565  RPM, Inc.......................         1,271,300
    17,900  Southdown, Inc.................         1,032,606
    28,200  Vulcan Materials Co............         2,867,588
                                                 ------------
                                                   10,009,163
                                                 ------------

            CHEMICAL - MAJOR - 0.59%
    44,425  Albemarle Corp.................         1,107,848
    18,700  Borg-Warner Automotive, Inc....           881,238
    95,100  Solutia Inc....................         2,169,469
                                                 ------------
                                                    4,158,555
                                                 ------------

            CHEMICAL - MISCELLANEOUS - 2.61%
    29,173  A. Schulman, Inc...............           652,746
    53,200* Airgas, Inc....................           744,800
    24,680  Betz Laboratories, Inc.........         1,502,395
    64,637  Crompton & Knowles Corp........         1,712,880
    36,000* Cytec Industries, Inc..........         1,647,000
    19,368  Dexter Corp....................           771,088
    49,000  Ethyl Corp.....................           437,938
    21,047  Ferro Corp.....................           806,363
    26,833  Georgia Gulf Corp..............           833,500
    11,264  H.B. Fuller Co.................           551,936
    42,336  M.A. Hanna Co..................         1,045,170
    37,193  Lawter International, Inc......           427,720
    46,319  Lubrizol Corp..................         1,806,441
    64,278  Lyondell Petrochemical Co......         1,635,072
    18,100  Minerals Technologies Inc......           791,875
     5,955  NCH Corp.......................           406,057
    40,242  Olin Corp......................         1,991,979
    28,425  Rollins, Inc...................           579,159
                                                 ------------
                                                   18,344,119
                                                 ------------

            CONGLOMERATES - 1.04%
    39,698  Alexander & Baldwin, Inc.......         1,071,846
    77,200  Dial Corp......................         1,495,750
    37,000* Litton Industries, Inc.........         1,863,875
     6,200* MAXXAM, Inc....................           288,688
    40,200  Ogden Corp.....................         1,070,325
    78,400  Viad Corp......................         1,494,500
                                                 ------------
                                                    7,284,984
                                                 ------------

--------------------------------------------------------------------------------

================================================================================
             MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED            13
November 30, 1997 (Unaudited)
================================================================================

  NUMBER                                               MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            CONSUMER FINANCE - 0.43%
    67,200  Capital One Financial Corp.....      $  3,045,000
                                                 ------------

            CONTAINERS - PAPER - 0.71%
    18,914  Chesapeake Corp................           647,805
    34,222* Sealed Air Corp................         1,946,376
    72,736  Sonoco Products Co.............         2,386,650
                                                 ------------
                                                    4,980,831
                                                 ------------

            DRUGS - 3.37%
    40,980  Bergen Brunswig Corp. Class A..         1,759,579
    58,652* Biogen, Inc....................         2,052,820
    37,246  Carter-Wallace Inc.............           616,887
    56,088* Centocor, Inc..................         2,439,828
   137,580* Chiron Corp....................         2,502,236
    47,025* Covance Inc....................           852,328
    32,841* Forest Laboratories, Inc.......         1,469,635
    61,442* Genzyme Corp...................         1,647,414
    97,636* IVAX Corp......................           689,554
    36,200  McKesson Corp..................         4,049,875
    98,034  Mylan Laboratories Inc.........         2,175,129
    19,100* R.P. Scherer Corp..............         1,171,069
    73,400* Watson Pharmaceuticals, Inc....         2,183,650
                                                 ------------
                                                   23,610,004
                                                 ------------

            ELECTRICAL EQUIPMENT - 1.86%
    76,386* American Power Conversion......         2,320,225
    29,031  AMETEK, Inc....................           689,486
    53,970  Hubbell Inc. Class B...........         2,452,262
   100,766  Molex Inc......................         3,835,406
    69,046* Teradyne, Inc..................         2,265,572
    36,800* UCAR International, Inc........         1,469,700
                                                 ------------
                                                   13,032,651
                                                 ------------

            ELECTRONIC INSTRUMENTS - 1.46%
    78,752* Arrow Electronics, Inc.........         2,411,781
    17,966* Exabyte Corp...................           175,168
    32,750* Imation Corp...................           571,078
    63,000* Integrated Device Technology,
             Inc. .........................           641,812
    25,521* MagnaTek, Inc..................           532,751
    33,800  Pittston Brink's Group.........         1,237,925
    59,579* Sensormatic Electronics Corp...           968,159
    31,609  Symbol Technologies, Inc.......         1,234,727
    24,316  Varian Associates, Inc.........         1,404,249
    51,727* Vishay Intertechnology, Inc....         1,095,966
                                                 ------------
                                                   10,273,616
                                                 ------------


  NUMBER                                               MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            ENTERTAINMENT -  0.16%
    33,800* GTECH Holdings Corp............      $  1,087,938
                                                 ------------

            FERTILIZERS - 0.34%
    75,546  IMC Global, Inc................         2,379,699
                                                 ------------

            FINANCE COMPANIES - 0.30%
    44,600  Finova Group, Inc..............         2,101,775
                                                 ------------

            FOODS - 3.00%
    35,982  Dean Foods Co..................         1,911,544
    48,109  Dole Food Co., Inc.............         2,375,382
    27,036  Dreyer's Grand Ice Cream, Inc..           655,623
    80,204  Flowers Industries, Inc........         1,599,067
    63,000  Hormel Foods Corp..............         1,921,500
    74,000  IBP, Inc.......................         1,688,125
    14,612  International Multifoods Corp..           392,697
    59,600  Interstate Bakeries Corp.......         2,059,925
    22,871  J.M. Smucker Co. Class A.......           566,057
    24,771  Lance, Inc.....................           630,112
    60,478  McCormick & Co., Inc...........         1,602,667
    34,621  Trinity Industries, Inc........         1,570,928
   173,086  Tyson Foods, Inc. Class A......         3,137,184
    22,129  Universal Foods Corp...........           918,354
                                                 ------------
                                                   21,029,165
                                                 ------------

            FOOTWEAR - 0.38%
    28,800* Nine West Group, Inc...........           783,000
    30,100* Payless ShoeSource, Inc........         1,911,350
                                                 ------------
                                                    2,694,350
                                                 ------------

            FREIGHT - 0.34%
    17,373  Airborne Freight Corp..........         1,106,443
    31,300  J.B. Hunt Transport Services,
             Inc. .........................           508,625
    30,271  Overseas Shipholding Group
             Inc...........................           739,748
                                                 ------------
                                                    2,354,816
                                                 ------------

            FUNERAL SERVICES -  0.23%
    37,800  Stewart Enterprises Inc........         1,641,938
                                                 ------------

            HARDWARE & TOOLS - 0.04%
     9,555  Lawson Products, Inc...........           289,039
                                                 ------------

            HEALTHCARE - 2.75%
    45,000  Allegiance Corp................         1,425,937
    41,300* Apria Healthcare Group, Inc....           650,475
    97,449  Foundation Health Systems
             Class A ......................         2,734,663


  NUMBER                                               MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            HEALTHCARE - Continued
   131,600  Health Management Assoc........      $  3,224,200
    26,486* Healthcare COMPARE Corp........         1,380,583
    35,506  HealthSouth Corp...............           932,032
   103,464  Laboratory Corp. of America
             Holdings .....................           213,395
    49,391* NovaCare, Inc..................           611,214
    63,000  Omnicare, Inc..................         1,819,125
    65,000* Oxford Health Plans, Inc.......         1,551,875
    32,874* PacifiCare Health System,
             Inc. Class B .................         1,766,978
    53,500* Quorum Health Group Inc........         1,284,000
    39,000* Sybron International Corp......         1,716,000
                                                 ------------
                                                   19,310,477
                                                 ------------

            HEAVY DUTY TRUCKS/PARTS - 0.12%
    37,404  Federal Signal Corp............           813,537
                                                 ------------

            HOME BUILDERS - 0.22%
    95,125  Clayton Homes, Inc.............         1,563,617
                                                 ------------

            HOSPITAL MANAGEMENT - 0.60%
    32,800* Concentra Managed Care, Inc....         1,111,100
    36,900* Health Care & Retirement Corp..         1,452,938
    58,600* Medaphis Corp..................           293,000
    55,700* Vencor, Inc....................         1,350,725
                                                 ------------
                                                    4,207,763
                                                 ------------

            HOSPITAL SUPPLIES - 1.31%
    26,335* Acuson Corp....................           502,011
    11,410* ATL Ultrasound, Inc............           490,630
    22,733  Beckman Instruments, Inc.......           889,429
    13,068* Datascope Corp.................           334,051
    43,400  DENTSPLY International Inc.....         1,177,225
    10,809  Diagnostic Products Corp.......           299,950
    55,200  Hillenbrand Industries, Inc....         2,459,850
    77,082  Stryker Corp...................         3,035,103
                                                 ------------
                                                    9,188,249
                                                 ------------

            HOUSEHOLD PRODUCTS - 0.69%
    55,100* Bed Bath & Beyond, Inc.........         1,838,962
    16,014  Church & Dwight Co., Inc.......           470,411
    32,446  First Brands Corp..............           833,457
    50,200  Premark International Inc......         1,311,475
    15,764  Stanhome Inc...................           405,923
                                                 ------------
                                                    4,860,228
                                                 ------------

--------------------------------------------------------------------------------

================================================================================
14            MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

  NUMBER                                                MARKET
OF SHARES                                               VALUE
--------------------------------------------------------------

            HUMAN RESOURCES - 0.98%
    30,603  Kelly Services Inc. Class A....      $    883,662
    65,800  Manpower Inc...................         2,212,525
    63,950  Olsten Corp....................           951,256
    72,600* Robert Half International, Inc.         2,835,937
                                                 ------------
                                                    6,883,380
                                                 ------------

            INFORMATION PROCESSING - 7.68%
    46,373* A.C. Nielson...................         1,040,494
    80,100* America Online, Inc............         6,047,550
    81,604* BMC Software, Inc..............         5,294,060
    59,458  Comdisco, Inc..................         1,739,147
   143,000* Compuware Corp.................         4,996,063
    58,051  Diebold, Inc...................         2,681,231
    43,700* Electronic Arts................         1,463,950
    41,264* Fiserv, Inc....................         2,001,304
    22,768* Information Resources, Inc.....           338,674
   121,800* Informix Corp..................           806,925
    56,800* Lexmark Intl Group, Inc........         1,810,500
    52,107* Mentor Graphics Corp...........           495,017
    82,173* NCR Corp.......................         2,424,104
    19,071  OEA, Inc.......................           593,585
    89,357  Paychex, Inc...................         3,663,638
    14,618* Policy Management Systems Corp.           944,688
   105,292* Quantum Corp...................         2,803,400
    63,608  Reynolds and Reynolds Co.
             Class A ......................         1,216,503
    30,725* Sequent Computer Systems, Inc..           714,356
    88,200* Solectron Corp.................         3,213,788
    71,452* Sterling Commerce Inc..........         2,482,957
    49,490* Storage Technology Corp........         3,195,198
    18,525* Stratus Computer, Inc..........           603,220
    26,573* Structural Dynamic Research
             Corp.  .......................           443,437
    68,600* SunGard Data Systems, Inc......         1,775,025
    44,712* Symantec Corp..................         1,117,800
                                                 ------------
                                                   53,906,614
                                                 ------------

            INSURANCE - CASUALTY - 0.52%
    47,333  American Financial Group, Inc..         1,718,780
    27,027  Transatlantic Holdings, Inc....         1,930,741
                                                 ------------
                                                    3,649,521
                                                 ------------

            INSURANCE - MISCELLANEOUS - 0.69%
    56,100  AMBAC Financial Group Inc......         2,251,012
    16,466  HSB Group Inc..................           855,203


  NUMBER                                                 MARKET
OF SHARES                                                VALUE
---------------------------------------------------------------

            INSURANCE - MISCELLANEOUS - Continued
    26,700  PMI Group Inc..................        $  1,735,500
                                                   ------------
                                                      4,841,715
                                                   ------------

            INSURANCE - MULTILINE - 1.59%
   110,025  AFLAC Inc......................           5,074,903
    69,800  Old Republic International
              Corp. .......................           2,517,162
   108,172  Provident Companies Inc........           3,549,394
                                                   ------------
                                                     11,141,459
                                                   ------------

            LEISURE TIME - 0.82%
    59,300  Callaway Golf Co...............           1,890,188
    76,325* Circus Circus Enterprises......           1,574,203
    92,802  International Game Technology..           2,320,050
                                                   ------------
                                                      5,784,441
                                                   ------------

            LODGING - 0.25%
    41,900* Promus Hotel Corp..............           1,738,850
                                                   ------------

            MACHINERY - AGRICULTURE - 0.20%
    50,200  AGCO Corp......................           1,374,225
                                                   ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.13%
    15,171  Granite Construction, Inc......             347,036
    21,268* Jacobs Engineering Group, Inc..             562,273
                                                   ------------
                                                        909,309
                                                   ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 1.07%
    24,573  Albany International Corp.
             Class A ......................             597,431
    28,418  Flowserve Corp.................             763,734
    27,800  Newport News Shipbuilding......             674,150
    14,414  Nordson Corp...................             756,735
    26,633  Stewart & Stevenson Services,
             Inc. .........................             579,268
    17,600  Tecumseh Products Co. Class A..             866,800
    48,492  Tidewater, Inc.................           2,718,583
    21,724  Watts Industries, Inc.
             Class A ......................             552,604
                                                   ------------
                                                      7,509,305
                                                   ------------

            MERCHANDISE - DRUG - 0.13%
    62,900* Perrigo Co.....................             896,325
                                                   ------------

            MERCHANDISE - SPECIALTY - 5.16%
    53,500* Barnes & Noble, Inc............           1,655,156
    34,900* Best Buy Co., Inc..............           1,016,463


  NUMBER                                                 MARKET
OF SHARES                                                VALUE
---------------------------------------------------------------

            MERCHANDISE - SPECIALTY - Continued
    26,686* BJ's Wholesale Club Inc........        $    777,230
    73,300* CompUSA, Inc...................           2,680,031
    67,343* Consolidated Stores Corp.......           3,274,553
    96,152  Dollar General Corp............           3,617,719
    37,100  Fingerhut Companies, Inc.......             769,825
    65,300* General Nutrition Cos., Inc....           2,228,363
    13,171* Gibson Greetings, Inc..........             307,872
    60,500* Kohl's Corp....................           4,378,688
    23,821* Mac Frugal's Bargains Close-
             outs, Inc. ...................           1,021,325
    27,700* Micro Warehouse, Inc...........             401,650
   126,737* Office Depot, Inc..............           2,994,162
    99,500* OfficeMax, Inc.................           1,399,219
    45,311  Sotheby's Holdings, Inc.
             Class A ......................             773,119
   130,750* Staples, Inc...................           3,685,516
    28,036  Tiffany & Co...................           1,068,872
    54,316  Unisource Worldwide, Inc.......             852,082
    88,200* US Office Products, Co.........           1,752,975
    67,300* Viking Office Products, Inc....           1,560,518
                                                   ------------
                                                     36,215,338
                                                   ------------

            MERCHANDISING - FOOD - 0.30%
    34,700  Hannaford Bros. Co.............           1,394,506
    36,200  Ruddick Corp...................             737,575
                                                   ------------
                                                      2,132,081
                                                   ------------

            MERCHANDISING MASS - 0.65%
    75,660  Family Dollar Stores, Inc......           2,094,836
    64,800* Fred Meyer, Inc................           2,195,100
    81,724* Service Merchandise Co., Inc...             275,819
                                                   ------------
                                                      4,565,755
                                                   ------------

            METALS - ALUMINUM - 0.20%
    44,167  Alumax Inc.....................           1,388,500
                                                   ------------

            METALS - MISCELLANEOUS - 0.37%
    13,600  Brush Wellman Inc..............             323,000
    21,006  Kennametal, Inc................           1,106,754
    19,350  Precision Castparts Corp.......           1,148,906
                                                   ------------
                                                      2,578,660
                                                   ------------

            METALS - STEEL - 0.59%
    37,600  AK Steel Holding Corp..........             740,250
    15,710  Carpenter Technology Corp......             740,334
     9,157  Cleveland-Cliffs Inc...........             394,895
    39,742  Harsco Corp....................           1,574,777

--------------------------------------------------------------------------------

================================================================================
              MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED           15
November 30, 1997 (Unaudited)
================================================================================

  NUMBER                                               MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            METALS - STEEL - Continued
    15,516  Lukens Inc.....................      $    259,893
    21,123  Oregon Steel Mills, Inc........           414,539
                                                 ------------
                                                    4,124,688
                                                 ------------

            MISCELLANEOUS - 0.31%
    63,000* Corrections Corp. of America...         2,181,375
                                                 ------------

            MULTIMEDIA - 0.57%
   158,956* Cadence Design Systems, Inc....         4,013,639
                                                 ------------

            NATURAL GAS - DIVERSIFIED - 0.77%
    47,400  El Paso Natural Gas Co.........         2,909,175
    33,343  Questar Corp...................         1,306,629
    50,732* Seagull Energy Corp............         1,157,324
                                                 ------------
                                                    5,373,128
                                                 ------------

            OIL - INTEGRATED DOMESTIC - 0.33%
    43,560  MAPCO Inc......................         1,878,525
    29,614  Quaker State Corp..............           455,315
                                                 ------------
                                                    2,333,840
                                                 ------------

            OIL - INTEGRATED INTERNATIONAL - 0.28%
    36,046  Murphy Oil Corp................         1,982,530
                                                 ------------

            OIL - SERVICE - PRODUCTS - 1.34%
    30,921* BJ Services Co.................         2,220,514
   105,700* Noble Drilling Corp............         3,177,606
    61,125* Parker Drilling Co.............           806,086
    25,686* Varco International, Inc.......         1,314,802
    42,082* Weatherford Enterra, Inc.......         1,896,321
                                                 ------------
                                                    9,415,329
                                                 ------------

            OIL - SERVICES - 2.88%
   114,800  ENSCO International, Inc.......         4,104,100
   137,915* Global Marine Inc..............         3,628,888
    83,339* Nabors Industries, Inc.........         2,922,074
    33,446* Smith International, Inc.......         2,140,544
    81,400  Transocean Offshore, Inc.......         3,861,412
    46,046  Witco Corp. ...................         1,985,734
    34,300  York International Corp........         1,588,519
                                                 ------------
                                                   20,231,271
                                                 ------------

            OIL/GAS PRODUCERS - 1.29%
    55,380  Cabot Corp.....................         1,450,264
    45,735  Noble Affiliates, Inc..........         1,697,912


  NUMBER                                               MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            OIL/GAS PRODUCERS - Continued
    58,700  Pioneer Natural Resources
             Corp..........................      $  1,874,731
    79,466  Ranger Oil Ltd.................           561,228
    65,680  Ultramar Diamond Shamrock Corp.         1,999,135
    46,991  Valero Energy Corp.............         1,474,343
                                                 ------------
                                                    9,057,613
                                                 ------------

            PAPER/FOREST PRODUCTS - 1.20%
    32,339  Bowater Inc....................         1,451,213
    36,035  Consolidated Papers, Inc.......         1,941,386
    40,939  Longview Fibre Co..............           660,141
    33,300  P. H. Glatfelter Co............           636,863
    30,676  Pentair Inc....................         1,158,019
    23,100  Rayonier Inc...................         1,129,012
    23,570  Standard Register Co...........           807,272
    29,961  Wausau Paper Mills Co..........           642,289
                                                 ------------
                                                    8,426,195
                                                 ------------

            POLLUTION CONTROL - 1.09%
    33,033  Calgon Carbon Corp.............           363,363
    61,800* United States Filter Corp......         1,938,975
   162,500* USA Waste Services, Inc........         5,372,656
                                                 ------------
                                                    7,674,994
                                                 ------------

            PUBLISHING - NEWS - 0.83%
    34,700  Lee Enterprises, Inc...........           960,757
    22,168  Media General, Inc. Class A....           944,911
     8,561  Washington Post Co. Class B....         3,897,395
                                                 ------------
                                                    5,803,063
                                                 ------------

            PUBLISHING/PRINTING - 0.48%
    23,886  Banta Corp.....................           597,150
    29,232  Houghton Mifflin Co............         1,088,892
    12,900* Scholastic Corp................           492,619
    34,928  Wallace Computer Svcs,  Inc....         1,215,931
                                                 ------------
                                                    3,394,592
                                                 ------------

            RAILROAD -  0.97%
    16,912  GATX Corp......................         1,027,404
    49,277  Illinois Central Corp..........         1,777,051
    90,096  Kansas City Southern Ind.......         2,781,714
    41,500* Wisconsin Central Transport....         1,250,188
                                                 ------------
                                                    6,836,357
                                                 ------------

            RESTAURANTS - 1.21%
    36,633  Bob Evans Farms, Inc...........           732,660


  NUMBER                                               MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            RESTAURANTS - Continued
    62,355* Brinker International, Inc.....      $    919,736
    37,432* Buffets, Inc...................           332,209
    48,966  Cracker Barrel , Inc...........         1,566,912
    18,180* International Dairy Queen,
             Inc. Class A .................           479,498
    32,900* Lone Star Steakhouse & Saloon..           612,762
    38,100* Outback Steakhouse Inc.........         1,140,619
    16,888  Sbarro, Inc....................           472,864
    63,300* Starbucks Corp.................         2,207,587
                                                 ------------
                                                    8,464,847
                                                 ------------

            SAVINGS & LOAN - 0.76%
    49,350  Charter One Financial Inc......         2,923,988
    99,000  Dime Bancorp, Inc..............         2,400,750
                                                 ------------
                                                    5,324,738
                                                 ------------

            SECURITIES RELATED - 3.01%
    96,014  A.G. Edwards, Inc..............         3,252,474
    94,484  Bear Stearns Co. Inc...........         3,921,085
   108,202  Franklin Resources, Inc........         9,724,655
   126,000  Paine Webber Group Inc.........         4,236,750
                                                 ------------
                                                   21,134,964
                                                 ------------

            SEMICONDUCTORS - 3.22%
    73,440* Altera Corp....................         3,437,910
   127,738* Analog Devices, Inc............         4,007,770
    79,800* Atmel Corp.....................         1,790,513
    33,888  Avnet, Inc.....................         2,245,080
    53,136* Cirrus Logic, Inc..............           704,052
    68,982* Cypress Semiconductor Corp.....           754,491
    62,054  Linear Technology Corp.........         3,994,726
    51,800* Maxim Integrated Products, Inc.         3,580,675
    59,081* Xilinx, Inc....................         2,041,987
                                                 ------------
                                                   22,557,204
                                                 ------------

            TELECOMMUNICATIONS - 2.01%
   105,828* ADC Communications, Inc........         3,935,479
    39,442  COMSAT Corp....................           902,236
    63,000* LCI International, Inc. .......         1,736,437
   203,900* Nextel Communications, Inc.
             Class A.......................         5,148,475
    97,901* 360 Communications Co..........         1,884,594
    34,040* Vanguard Cellular Systems, Inc.
             Class A.......................           474,433
                                                 ------------
                                                   14,081,654
                                                 ------------

--------------------------------------------------------------------------------

================================================================================
16           MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

  NUMBER                                               MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            TEXTILE - PRODUCTS - 0.91%
    47,600* Burlington Industries, Inc.....      $    690,200
    42,500* Jones Apparel Group, Inc.......         2,071,875
   108,110  Shaw Industries Inc............         1,189,210
    49,629  Unifi, Inc.....................         1,885,902
    24,984  Wellman, Inc...................           529,349
                                                 ------------
                                                    6,366,536
                                                 ------------

            TOBACCO - 0.16%
    28,135  Universal Corp.................         1,113,091
                                                 ------------

            TRUCKERS - 0.28%
    20,214  Arnold Industries, Inc.........           361,325
    37,200  CNF Transportation, Inc........         1,618,200
                                                 ------------
                                                    1,979,525
                                                 ------------

            UTILITIES - COMMUNICATION - 1.09%
    28,818  Aliant Communications, Inc.....           871,745
    48,450  Century Telephone Enterprises..         2,231,728
    52,964  Southern New England Telecom...         2,436,344
    47,791  Telephone and Data Systems.....         2,099,817
                                                 ------------
                                                    7,639,634
                                                 ------------

            UTILITIES - ELECTRIC - 8.83%
   135,972* AES Corp.......................         4,979,975
    98,314  Allegheny Energy, Inc..........         2,980,143
    43,335  Atlantic Energy, Inc...........           872,117
    10,853  Black Hills Corp...............           345,261
    50,100* Calenergy, Inc.................         1,665,825
    18,459  Central Louisiana Electric
             Co., Inc. ....................           536,465
    27,916  Central Maine Power Co.........           394,314
    75,364  CMS Energy Corp................         2,967,458
    49,537  Delmarva Power & Light Co......         1,046,469
    77,962  Florida Progress Corp..........         2,762,778
    24,166  Hawaiian Electric Industries,
             Inc. .........................           940,964
    30,123  Idaho Power Co.................         1,012,886
    59,200  Illinova Corp..................         1,431,900
    16,859  Indiana Energy, Inc............           474,159
    39,564  IPALCO Enterprises, Inc........         1,461,395
    50,619  Kansas City Power & Light Co...         1,455,296
    54,342  LG&E Energy Corp...............         1,215,902
    75,334  Mid American Energy Holdings
             Co ...........................         1,501,971
    23,218  Minnesota Power & Light Co.....           898,246
    44,457  Montana Power Co...............         1,217,010
    37,633  Nevada Power Co................           872,615
    87,322  New Century Energies, Inc......         3,863,999

  NUMBER                                               MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            UTILITIES - ELECTRIC - Continued
    52,017  New England Electrical System..      $  2,145,701
    54,221  New York State Electric & Gas..         1,667,296
    50,372  NIPSCO Industries, Inc.........         2,358,039
   104,133* Northeast Utilities............         1,347,220
    32,946  OGE Energy Corp................         1,676,128
    68,023  Pinnacle West Capital Corp.....         2,623,137
    95,164  Potomac Electric Power Co......         2,355,309
    33,537  Public Service Co. of New
             Mexico .......................           685,412
    69,062  Puget Sound Energy Inc.........         1,907,838
    84,688  Scana Corp.....................         2,339,506
    95,520  TECO Energy, Inc...............         2,447,700
    45,388  UtiliCorp United Inc...........         1,551,702
    34,424  Washington Gas Light Co........           922,994
    90,552  Wisconsin Energy Corp..........         2,444,903
    18,416  WPL Holdings, Inc..............           561,688
                                                 ------------
                                                   61,931,721
                                                 ------------

            UTILITIES - GAS,DISTRIBUTION - 1.42%
    45,536  AGL Resources, Inc.............           893,644
    39,305  Keyspan Energy Corp............         1,309,346
    57,468  MCN Energy Group Inc...........         2,194,558
    31,178  National Fuel Gas Co...........         1,455,623
   125,446  Tosco Corp.....................         4,084,834
                                                 ------------
                                                    9,938,005
                                                 ------------

            WATER SERVICES - 0.26%
    64,000  American Water Works Co., Inc..         1,836,000
                                                 ------------

            TOTAL COMMON STOCKS
            (Cost $472,384,269)............       693,482,727
                                                 ------------
    PAR
   VALUE
-----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.99%

            FINANCE COMPANIES
$3,331,000  Ford Motor Credit Co.,
             5.63% due 12/1/97.............         3,331,000
 3,597,000  General Motors Acceptance
             Corp., 5.70% due 12/2/97......         3,596,430
                                                 ------------
                                                    6,927,430
                                                 ------------

    PAR                                                MARKET
   VALUE                                               VALUE
-------------------------------------------------------------

            TOTAL  CORPORATE SHORT TERM
            COMMERCIAL PAPER

            (Cost $6,927,430)..............      $  6,927,430
                                                 ------------

            UNITED STATES GOVERNMENT - 0.03%
            SHORT TERM -
$  250,000  United States Treasury  Bills
             4.67% due 12/11/97
             (Cost $ 249,676)..............           249,676
                                                 ------------

            TOTAL INVESTMENTS
            (Cost $479,561,375) - 99.86%...       700,659,833
            Other assets less
             liabilities, net - 0.14%......           951,268
                                                 ------------
            NET ASSETS (equivalent
             to $23.98 per share on
             29,252,883 shares
             outstanding) - 100%...........      $701,611,101
                                                 ============

--------------------------------------------------------------------------------

================================================================================
            MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED             17
November 30, 1997 (Unaudited)
================================================================================

                                                    UNREALIZED
CONTRACTS                                          DEPRECIATION
---------------------------------------------------------------

       FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/97)
   43(2)    S&P MidCap 400 Index Futures
             (December/$320.95)............       $    (17,737)
                                                  ============

            (1)U.S.Treasury Bills with a market value of
               approximately $250,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
               (2)Per 500

---------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  29,252,883 shares outstanding...........         $    292,529
Additional paid in capital................          409,893,601
Undistributed net realized gain on
 securities ..............................           70,202,995
Undistributed net investment income.......              141,255
Unrealized appreciation (depreciation) of:
  Investments........... $221,098,458
  Futures...............      (17,737)              221,080,721
                         ------------              ------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................         $701,611,101
                                                   ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

===============================================================================
18              MIDCAP INDEX FUND - FINANCIAL STATEMENTS (Unaudited)
===============================================================================




STATEMENT OF OPERATIONS
For the six months ended November 30, 1997



INVESTMENT INCOME:
Dividends ................................................................      $  4,400,910
Interest .................................................................           324,149
                                                                                ------------
  Total investment income ................................................         4,725,059
                                                                                ------------
EXPENSES:
Advisory fees ............................................................         1,102,031
Custodian and accounting services ........................................            85,617
Reports to shareholders ..................................................            41,530
Audit fees and tax services ..............................................             7,697
Directors' fees and expenses .............................................             7,958
Miscellaneous ............................................................            14,364
                                                                                ------------
  Total expenses .........................................................         1,259,197
                                                                                ------------
NET INVESTMENT INCOME ....................................................      $  3,465,862
                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments ...............................................  $ 30,508,735
  Futures contracts .........................................       544,498       31,053,233
                                                               ------------
Net unrealized appreciation (depreciation) during the period:
  Investments ...............................................    60,493,485
  Futures contracts .........................................      (137,592)      60,355,893
                                                               ------------     ------------
   Net realized and unrealized gain on securities during the period ......        91,409,126
                                                                                ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................      $ 94,874,988
                                                                                ============



STATEMENT OF CHANGES IN NET ASSETS
                                                                               For the             For the
                                                                           six months ended   fiscal year ended
                                                                           November 30,1997      May 31, 1997
                                                                           ----------------   -----------------
OPERATIONS:
Net investment income ................................................      $   3,465,862       $   6,894,820
Net realized gain on securities ......................................         31,053,233          39,709,142
Net unrealized appreciation of securities during the period ..........         60,355,893          45,603,667
                                                                            -------------       -------------
  Increase in net assets resulting from operations ...................         94,874,988          92,207,629
                                                                            -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................         (3,381,471)         (6,892,259)
Net realized gain on securities ......................................                 --         (33,690,297)
                                                                            -------------       -------------
  Decrease in net assets resulting from distributions
   to shareholders ...................................................         (3,381,471)        (40,582,556)
                                                                            -------------       -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................         23,790,960          33,601,532
Proceeds from capital stock issued for distributions reinvested ......          3,381,471          40,582,556
                                                                            -------------       -------------
                                                                               27,172,431          74,184,088
Cost of capital stock repurchased ....................................        (24,116,193)        (59,435,374)
                                                                            -------------       -------------
  Increase in net assets resulting from
   capital stock transactions ........................................          3,056,238          14,748,714
                                                                            -------------       -------------
TOTAL INCREASE IN NET ASSETS .........................................         94,549,755          66,373,787

NET ASSETS:
Beginning of period ..................................................        607,061,346         540,687,559
                                                                            -------------       -------------
End of period (including undistributed net investment income
  of $141,255 and $56,864) ...........................................      $ 701,611,101       $ 607,061,346
                                                                            =============       =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .........................................          1,005,040           1,775,391
Shares issued for distributions reinvested ...........................            145,087           2,124,784
Shares of capital stock repurchased ..................................         (1,034,578)         (3,084,568)
                                                                            -------------       -------------
  Increase in shares outstanding .....................................            115,549             815,607
Shares outstanding:
  Beginning of period ................................................         29,137,334          28,321,727
                                                                            -------------       -------------
  End of period ......................................................         29,252,883          29,137,334
                                                                            =============       =============

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

================================================================================
                 SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS               19
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            COMMON STOCKS - 97.81%

            ADVERTISING - 0.86%
     9,025* ADVO, Inc......................      $    196,294
     4,300* American Business Information,
             Inc. Class A..................            50,525
     4,300* American Business Information,
             Inc. Class B..................            47,300
     5,100* Catalina Marketing Corp........           235,875
       400  Grey Advertising, Inc..........           142,000
     4,525* HA-LO Industries, Inc..........           115,105
     4,000* Lamar Advertising Co...........           123,000
     9,200* National Media Corp............            37,950
     6,600* NFO Worldwide Inc..............           117,150
     5,400* Outdoor Systems Inc............           166,725
     4,000* Snyder Communications, Inc.....           135,750
     7,100  True North Communications Inc..           181,938
     5,000* Universal Outdoor Holdings.....           223,125
     5,700* Westwood One, Inc..............           167,438
                                                 ------------
                                                    1,940,175
                                                 ------------

            AEROSPACE/DEFENSE - 0.80%
     2,300* Alliant Techsystems, Inc.......           136,706
     6,700* Aviall, Inc....................            95,056
     6,600* BE Aerospace, Inc..............           208,725
     2,700  Cubic Corp.....................            86,738
     9,100  EG & G, Inc....................           178,588
     5,200* Fairchild Corp. Class A........           117,975
     6,800  Gencorp Inc....................           170,425
    14,900* Geotek Communications, Inc.....            28,869
     7,700* Orbital Sciences Corp..........           197,312
     1,700* Remec, Inc.....................            39,738
     7,000* Rohr , Inc.....................           214,375
     2,000* Sequa Corp. Class A............           114,500
     1,700* Tech-Sym Corp..................            51,531
     7,200* Trimble Navigation Ltd.........           152,550
                                                 ------------
                                                    1,793,088
                                                 ------------

            AIRLINES - 0.43%
     9,300* Airtran Holdings Inc...........            47,081
     3,800* Alaska Air Group, Inc..........           142,025
    14,100  American West Holdings Corp.
             Class B.......................           224,719
     5,500  ASA Holdings, Inc..............           162,937
     3,100  Circle International Group,
             Inc...........................            77,500


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            AIRLINES - Continued
     6,100  Expeditors International of
             Washington, Inc...............      $    237,519
     9,100* Transport World Airlines, Inc..            68,819
                                                 ------------
                                                      960,600
                                                 ------------

            APPAREL & PRODUCTS - 1.39%
     1,800* Abercrombie & Fitch Co.........            53,888
     5,400* Ann Taylor Stores Corp.........            76,950
     5,600  Authentic Fitness Corp.........            92,050
     1,000* Buckle, Inc....................            32,875
    11,925  Claire's Stores, Inc...........           269,803
    12,700  Designer Holdings Ltd..........           119,063
     6,300* Dress Barn, Inc................           162,225
     1,200  Fab Industries, Inc............            35,700
     6,500* Footstar Inc...................           195,000
     2,900* Gadzooks, Inc..................            80,838
     6,200* Gymboree Corp..................           179,025
     6,000* Hartmarx Corp..................            48,750
     5,250  Kellwood Co....................           180,141
     4,100* Land's End, Inc................           144,781
     4,400* Men's Wearhouse, Inc...........           154,550
     8,900* Nautica Enterprises, Inc.......           249,756
     3,600  OshKosh B'Gosh, Inc. Class A...           117,000
     4,050* Pacific Sunwear of California..           132,131
     8,900  Phillips-Van Heusen Corp.......           122,375
     3,600  St. John Knits, Inc............           137,475
     6,000* Stage Stores, Inc..............           252,750
     4,400  Talbots, Inc...................            93,225
     2,400  UniFirst Corp..................            61,950
     2,400* Urban Outfitters, Inc..........            42,000
     3,700* Wet Seal, Inc..................           109,381
                                                 ------------
                                                    3,143,682
                                                 ------------

            APPLIANCES/FURNISHINGS - 1.02%
     4,850  Bassett Furniture Industries,
             Inc...........................           142,469
     5,000* CORT Business Services Corp....           166,563
     6,800  Ethan Allen Interiors Inc......           261,800
    15,600* Furniture Brands International,
             Inc...........................           305,175
     8,997* Griffon Corp...................           140,016
    17,500  Heilig-Meyers Co...............           226,406
     5,800* Helen Of Troy, Ltd.............            82,650
     4,100  Hunt Corp......................            88,150
     4,600  Kimball International, Inc.
             Class B.......................           184,288
     2,400  La-Z-Boy Chair Co..............           103,200
     7,385* Metromedia International
             Group.........................            72,004


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            APPLIANCES/FURNISHINGS - Continued
     1,500  National Presto Industries,
             Inc...........................      $     58,781
     3,100  Oneida Ltd.....................           116,444
     5,500* Renters Choice, Inc............           123,750
     6,800* Windmere Corp..................           164,050
     9,523* Zenith Electronics Corp........            73,208
                                                 ------------
                                                    2,308,954
                                                 ------------

            AUTO - CARS - 0.08%
     3,100* Budget Group, Inc..............           110,050
     5,100* United Auto Group, Inc.........            71,719
                                                 ------------
                                                      181,769
                                                 ------------

            AUTO - ORIGINAL EQUIPMENT - 0.80%
     5,900* Allen Telecom, Inc.............           119,844
     5,000  Arvin Industries, Inc..........           172,500
     5,100  Breed Technologies, Inc........           102,956
     6,800  Carlisle Cos. Inc..............           289,000
     5,100  Donaldson Co., Inc.............           244,800
     8,600  Federal-Mogul Corp.............           353,675
     7,150* Miller Industries, Inc.........            69,713
     5,700  Modine Manufacturing Co........           193,444
     5,100  Superior Industries
             International, Inc............           132,600
     3,100* Tower Automotive, Inc..........           122,838
                                                 ------------
                                                    1,801,370
                                                 ------------

            AUTO - REPLACEMENT PARTS - 0.76%
     3,400  A.O. Smith Corp................           144,713
     2,800* Aftermarket Technology Corp....            57,400
    15,100* Collins & Aikman Corp..........           134,013
       475  Dart Group Corp. Class A.......            55,100
     3,900* Discount Auto Parts, Inc.......            72,881
     2,700  Furon Co.......................           106,650
     4,800  Handy & Harman.................           107,400
     8,200  Kaydon Corp....................           270,088
     3,457  Myers Industries, Inc..........            59,633
     5,350  Simpson Industries, Inc........            62,194
     3,200* SPX Corp.......................           218,800
     3,200  Standard Motor Products, Inc...            63,000
     4,450  Standard Products Co. Class A..           111,806
     6,700* TBC Corp.......................            67,838
     3,300  Walbro Corp....................            48,056
     4,312  Wynn's International, Inc......           139,871
                                                 ------------
                                                    1,719,443
                                                 ------------

--------------------------------------------------------------------------------

================================================================================
20          SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            BANKS - NEW YORK CITY - 0.11%
     7,066  New York Bancorp, Inc..........      $    249,960
                                                 ------------

            BANKS - OTHER - 0.09%
         1  BankBoston Corp................                89
       600  Citizens Bancshares, Inc.......            37,500
       800  Irwin Financial Corp...........            32,000
     7,100  Westernbank Puerto Rico........           132,238
                                                 ------------
                                                      201,827
                                                 ------------

            BANKS - REGIONAL - 6.04%
     7,350  AMCORE Financial, Inc..........           174,563
     3,850  Anchor BanCorp Wisconsin, Inc..           121,275
    11,796  Associated Banc-Corp...........           586,851
     2,600  BancFirst Corp.................            87,100
     4,700  BancorpSouth, Inc..............           179,188
     1,785  Bank of Granite Corp...........            54,219
     6,200  Bank United Corp...............           260,400
     3,200  Banknorth Group, Inc...........           193,600
     1,207* BOK Financial Corp.............            47,985
     3,200  Capital Bancorp/Miami, FL......           164,800
     2,100  Capital City Bank Group, Inc...            75,600
     3,915  Chemical Financial Corp........           156,600
     6,450  Citizens Banking Corp..........           188,662
     4,464  CNB Bancshares, Inc............           185,814
    10,400  Colonial BancGroup, Inc........           315,900
     3,952  Commerce Bancorp, Inc..........           165,737
     5,450  Commercial Federal Corp........           261,941
     7,500  Commonwealth Bancorp, Inc......           152,813
     4,300  Community First Bankshares,
             Inc...........................           203,175
       760  Community Trust Bancorp........            22,990
     2,050  Corus Bankshares, Inc..........            71,238
     5,740  Cullen/Frost Bankers, Inc......           304,938
     3,500  F & M Bancorporation, Inc......           129,500
     4,742  F & M National Corp............           150,855
     3,724  First American Financial
             Corp. Class A.................           228,095
     2,450  First Citizens BancShares,
             Inc Class A...................           267,050
     8,800  First Colorado Bancorp., Inc...           200,200
     5,600  First Commonwealth Financial
             Corp. Pennsylvania............           142,450
     3,872  First Financial Bancorp........           182,468
       900  First Financial Bankshares.....            40,500
       220  First Financial Corp. of
             Indiana.......................             9,460
     5,875  First Midwest Bancorp, Inc.....           231,328
     5,208  First Western Bancorp, Inc.....           148,428
     3,805  Firstbank of Illinois Co.......           121,760


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            BANKS - REGIONAL - Continued
     5,800  FirstBank Puerto Rico..........      $    195,750
     1,000  FNB Corp.......................            33,000
     4,480  Fort Wayne National Corp.......           170,240
     9,077  Fulton Financial Corp..........           277,983
       800  GBC Bancorp....................            43,700
     3,600  Great Financial Corp...........           172,800
       446  Harleysville National Corp.....            16,446
     2,850  Heritage Financial Services,
             Inc...........................            73,388
     5,124  HUBCO, Inc.....................           177,747
     6,893* Imperial Bancorp...............           321,817
     8,700  Magna Group, Inc...............           348,000
    10,118  Mid-Am, Inc....................           211,214
     1,925  National Bancorp of Alaska,
             Inc...........................           231,000
     4,337  National City Bancshares, Inc..           208,152
     2,421  National Penn Bancshares, Inc..            76,565
     3,100  Ocean Financial Corp...........           115,088
     8,800* Ocwen Financial Corp...........           213,400
     6,235  Old National Bancorp Indiana...           288,369
     3,900  Omega Financial Corp...........           132,600
     3,160  ONBANCorp, Inc.................           212,510
     9,258  One Valley Bancorp of West
             Virginia, Inc.................           350,069
     2,200  Park National Corp.............           193,050
       731  Peoples First Corp.............            26,225
     8,100* PFF Bancorp, Inc...............           148,838
     7,100  Riggs National Corp............           172,619
     9,700  Roslyn Bancorp, Inc............           210,975
     4,100  S&T Bancorp, Inc...............           164,000
     2,300* Silicon Valley Bancshares......           121,182
     8,550  St. Paul Bancorp, Inc..........           209,475
     2,200  Sumitomo Bank of California....            79,200
     4,912  Susquehanna Bancshares, Inc....           159,640
     5,400  Texas Regional Bancshares
             Class A.......................           149,175
     4,700  Trans Financial, Inc...........           161,563
     6,700  Trust Co. of New Jersey........           147,400
     5,992  TrustCo Bank Corp. of New York.           146,804
     7,750  Trustmark Corp.................           289,656
     3,993  UMB Financial Corp.............           208,634
     3,700  United Bankshares Inc.
             West Virginia.................           174,363
     8,700  UST Corp.......................           231,094
       900  Vermont Financial Services.....            24,975
     4,300  Webster Financial Corp.........           269,422
     4,187  Westamerica Bankcorporation....           382,587
     2,294  Westcorp.......................            38,998

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            BANKS - REGIONAL - Continued
     4,300  Whitney Holding Corp...........      $    215,000
                                                 ------------
                                                   13,622,196
                                                 ------------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.26%
     9,300  Adolph Coors Class B...........           334,800
     3,200* Boston Beer, Inc. Class A......            30,400
     3,100* Canandaigua Brands, Inc.
             Class A.......................           148,412
     1,300* Robert Mondavi Corp. Class A ..            61,588
                                                 ------------
                                                      575,200
                                                 ------------

            BEVERAGE - SOFT DRINKS - 0.06%
     1,400  Coca-Cola Bottling Co..........            86,275
     4,500* National Beverage Corp.........            44,437
                                                 ------------
                                                      130,712
                                                 ------------

            BROADCASTING - 1.30%
     3,200  Ackerley Group, Inc............            51,200
     7,900* American Mobile Satellite Corp.            61,719
     4,570* American Radio Systems, Corp.
             Class A.......................           227,357
     8,900* ANTEC Corp.....................           135,725
     4,500* Cablevision Systems Corp.
             Class A.......................           368,719
    12,600* Century Communications Corp.
             Class A.......................            88,200
     3,100* Emmis Broadcasting Corp.
             Class A.......................           139,597
     3,200* Heftel Broadcasting Corp.
             Class A.......................           236,400
    12,400* Jacor Communications, Inc......           542,500
     2,500* Paxson Communications Corp.....            21,250
     2,675* SAGA Communications, Inc.
             Class A.......................            52,497
     2,400* SFX Broadcasting, Inc.
             Class A.......................           180,375
     4,200  TCA Cable TV, Inc..............           174,300
     9,800* United International Holdings
             Class A.......................           102,900
    12,500* United States Satellite
             Broadcasting Co., Inc.
             Class A.......................           104,688
     1,700  United Television, Inc.........           175,100
     4,100* United Video Satellite Group,
             Inc. Class A..................           106,600
     4,200* Young Broadcasting Inc.
             Class A.......................           152,775
                                                 ------------
                                                    2,921,902
                                                 ------------

            BUILDING MATERIALS - 1.13%
     3,800* ABT Building Products Corp. ...            68,400
     1,100  Ameron, Inc....................            70,950
     6,900  Apogee Enterprises, Inc........           152,662


--------------------------------------------------------------------------------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          21
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            BUILDING MATERIALS - Continued
     1,850  Butler Manufacturing Co........      $     62,669
     8,400  CalMat Co......................           219,975
     3,000  Centex Construction
             Productions, Inc..............            91,875
     2,300* Cooper Companies, Inc..........            89,844
     7,300* Dal-Tile International, Inc....            79,388
     3,450  Elcor Corp.....................            83,663
     8,800  Fedders USA Inc................            51,150
     3,400  Florida Rock Industries, Inc...            88,400
     5,200  Interface, Inc. Class A........           156,000
     3,800  Lone Star Industries, Inc......           198,075
     4,200  Medusa Corp....................           170,363
     1,000* Mestek, Inc....................            17,750
     1,700* NCI Building Systems, Inc......            65,237
     1,100  Puerto Rican Cement Co., Inc...            46,406
     5,300  Southdown, Inc.................           305,744
     5,700  Texas Industries, Inc..........           265,406
     3,800* Triangle Pacific Corp..........           122,075
     5,700  Watsco, Inc....................           148,200
                                                 ------------
                                                    2,554,232
                                                 ------------
            CHEMICAL - MAJOR - 0.27%
     3,600  Albemarle Corp.................            89,775
     4,100  Chemed Corp....................           160,413
     6,009* Hexcel Corp....................           152,103
     4,500* Polymer Group, Inc.............            44,438
     4,100* Synetic, Inc...................           167,075
                                                 ------------
                                                      613,804
                                                 ------------
            CHEMICAL - MISCELLANEOUS - 1.86%
     9,400  A. Schulman, Inc...............           210,325
     2,750  Cambrex Corp...................           124,781
     6,600  ChemFirst, Inc.................           176,963
     5,800  Dexter Corp....................           230,913
     6,400  Ferro Corp.....................           245,200
     5,200  Fisher Scientific
             International, Inc............           249,600
     3,600* Foamex International, Inc......            39,600
     4,500  General Chemical Group, Inc....           124,031
     5,900  Geon, Co.......................           139,388
     7,100  Georgia Gulf Corp..............           220,544
     3,500  H.B. Fuller Co.................           171,500
    12,200  Lawter International, Inc......           140,300
     4,950  LeaRonal, Inc..................           131,175
     9,000  M.A. Hanna Co..................           222,188
     2,200  MacDermid, Inc.................           157,300
     1,600* McWhorter Technologies, Inc....            38,000

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - Continued
     5,600  Minerals Technologies Inc......      $    245,000
     5,600* Mycogen Corp...................           109,200
     1,200  NCH Corp.......................            81,825
     8,200* NL Industries, Inc.............           132,738
     7,300  OM Group, Inc..................           280,138
     8,500  Rollins, Inc...................           173,188
     2,000  Stepan Co......................            55,750
     4,000* TETRA Technologies, Inc........            93,750
     4,450* VWR Scientific Products Corp...           118,203
     4,950  W.H. Brady Co. Class A ........           152,213
     5,000  WD-40 Co.......................           135,000
                                                 ------------
                                                    4,198,813
                                                 ------------
            COAL - 0.11%
     1,634  NACCO Industries, Inc. Class A.           177,902
     4,100  Zeigler Coal Holding Co........            65,088
                                                 ------------
                                                      242,990
                                                 ------------
            CONGLOMERATES - 0.21%
     2,700* MAXXAM, Inc....................           125,719
    12,400  Ogden Corp.....................           330,150
     1,400* PEC Israel Economic Corp.......            28,613
                                                 ------------
                                                      484,482
                                                 ------------
            CONSUMER FINANCE - 0.67%
     7,700* AmeriCredit Corp...............           212,712
    12,100* Arcadia Financial Ltd..........           101,337
     5,500  Chittenden Corp................           242,687
     5,800  Eaton Vance Corp...............           202,637
     1,500  Fund American Enterprises, Inc.           183,937
     7,400* IMC Mortgage Co................            98,975
    44,400* Mercury Finance Co.............            33,300
     3,830* National Auto Credit, Inc......            25,374
     5,000  SEI Corp.......................           207,500
     6,450  WesBanco, Inc..................           193,500
                                                 ------------
                                                    1,501,959
                                                 ------------
            CONTAINERS - METAL/GLASS - 0.53%
     1,900* Alltrista Corp.................            55,575
     4,500  AptarGroup, Inc................           256,500
     7,600  Ball Corp......................           292,600
     6,100  CLARCOR, Inc...................           180,713
     1,400* CSS Industries, Inc............            46,200
     4,200  Greif Brothers Corp. Class A...           138,600
     1,125  Liqui-Box Corp.................            42,469

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            CONTAINERS - METAL/GLASS - Continued
     4,000* Silgan Holdings, Inc...........      $    139,000
     2,900* U.S. Can Corp..................            47,850
                                                 ------------
                                                    1,199,507
                                                 ------------
            CONTAINERS - PAPER - 0.26%
     5,300  Chesapeake Corp................           181,525
    13,000* Gaylord Container Corp. Class A            88,562
     8,190  Rock-Tenn Co. Class A..........           165,848
     6,000* Shorewood Packaging Corp.......           144,750
                                                 ------------
                                                      580,685
                                                 ------------
            COSMETICS/TOILETRIES - 0.08%
     1,900  Alberto-Culver Co. Class B.....            59,256
    11,500* Playtex Products, Inc..........           112,125
                                                 ------------
                                                      171,381
                                                 ------------
            DRUGS - 3.02%
     3,500  A.L. Pharma Inc. Class A.......            80,062
     7,500* Agouron Pharmaceuticals, Inc...           287,812
     6,100* Alkermes, Inc..................           120,475
     9,600* Alliance Pharmaceutical Corp...            93,000
     6,200* AmeriSource Health Corp.
             Class A.......................           401,450
     8,500* Amylin Pharmaceuticals, Inc....            57,375
     1,700* Aphton Corp....................            19,975
     2,700* Barr Laboratories, Inc.........            97,200
     2,700  Bindley Western Industries,
             Inc...........................            83,025
     7,900  Carter-Wallace Inc.............           130,844
     7,900* Cephalon, Inc..................            79,988
     5,300* CNS, Inc.......................            41,738
     7,000* Columbia Laboratories, Inc.....            96,250
     7,300* COR Therapeutics, Inc..........           166,075
    11,900* Covance Inc....................           215,688
     6,400* Cygnus, Inc....................           144,000
     4,500* GelTex Pharmaceuticals, Inc....           126,000
    13,900* Gensia, Inc....................            70,369
     5,000* Guilford Pharmaceuticals, Inc..           112,500
     3,300  Herbalife International, Inc...            66,000
     4,800* Human Genome Sciences, Inc.....           196,800
    10,465  ICN Pharmaceuticals, Inc.......           517,363
    11,200* ICOS Corp......................           154,700
     4,100* IDEC Pharmaceuticals Corp......           143,244
     5,500* Incyte Pharmaceuticals, Inc....           221,375
     4,400* Inhale Therapeutic Systems.....           136,400
     5,900* Interneuron Pharmaceuticals....            70,431
     5,600  Jones Medical Industries, Inc..           184,800

--------------------------------------------------------------------------------

================================================================================
22          SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            DRUGS - Continued
     3,300* KOS Pharmaceuticals, Inc.......      $     55,275
     4,450  Life Technologies, Inc.........           136,281
     9,558* Ligand Pharmaceuticals, Inc.
             Class B.......................           121,864
     4,300* Martek Biosciences Corp........            48,375
     3,000* Medicis Pharmaceutical Class A.           128,250
     7,300* Millennium Pharmaceuticals.....           146,000
     2,400* Miravant Medical Technologies..           111,900
     4,030  Natures Sunshine Products, Inc.            87,904
     6,700* Neoprobe Corp..................            54,438
     2,900* Neurogen Corp..................            56,550
     8,300* NeXstar Pharmaceuticals, Inc...           113,606
     4,800* Parexel International Corp.....           165,600
     5,300* Pathogenesis Corp..............           188,150
    11,000* P-Com, Inc.....................           193,875
     6,600* Regeneron Pharmaceuticals Inc..            65,175
     2,700* Roberts Pharmaceutical Corp....            28,012
     5,200* SangStat Medical Corp..........           181,350
     6,800* Sepracor Inc...................           250,750
    12,400* SEQUUS Pharmaceuticals, Inc....            96,100
     5,400* Vertex Pharmaceuticals Inc.....           149,512
     5,750* Vitalink Pharmacy Services,
             Inc...........................           136,563
     8,000* Vivus Inc......................           179,000
                                                 ------------
                                                    6,809,469
                                                 ------------

            ELECTRICAL EQUIPMENT - 2.08%
     8,200  AMETEK, Inc....................           194,750
     3,600* Amphenol Corp. Class A.........           182,700
     6,200* Applied Magnetics Corp.........           104,625
     5,257* BancTec, Inc...................           130,111
     6,100  Belden, Inc....................           202,062
     4,600* Cable Design Technologies Corp.           186,300
     4,300* California Microwave, Inc......            79,550
     6,100* Computer Products, Inc.........           120,856
     9,600* Digital Microwave Corp.........           151,200
     3,475* Electro Rent Corp..............           129,009
     2,900* Electro Scientific Industries..           120,531
     3,300* Esterline Technologies Corp....           116,738
     3,400  General Cable Corp.............           116,025
     7,000* GenRad, Inc....................           185,938
     2,800* Holophane Corp.................            63,700
     4,800* Hutchinson Technology, Inc.....           114,000
     4,800* Identix Inc....................            48,000
    14,600* Intergraph Corp................           154,212
     7,400  Juno Lighting, Inc.............           142,450
     9,400* Kemet Corp.....................           222,075


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------


            ELECTRICAL EQUIPMENT - Continued
     5,800* Kent Electronics Corp..........      $    194,300
     5,100  Kuhlman Corp...................           180,094
     4,800* Littelfuse, Inc................           132,600
     5,100* Mail-Well, Inc.................           166,387
     4,600* Plexus Corp....................           122,475
     2,700* Spectrian Corp.................            55,350
     4,900  Standex International Corp.....           171,806
     1,200* Thermo Ecotek Corp.............            16,350
     4,300  Thomas Industries Inc..........           136,525
     9,400* Uniphase Corp..................           377,175
     7,900* Vicor Corp.....................           223,175
     5,100  X-Rite, Inc....................            97,538
     1,800* Zytec Corp.....................            46,800
                                                 ------------
                                                    4,685,407
                                                 ------------

            ELECTRONIC INSTRUMENTS - 2.65%
     2,300* ADE Corp. .....................            51,750
    13,800* Ampex Corp. Class A............            35,362
     1,950  Analogic Corp..................            73,125
     7,600* Berg Electronics Corp..........           175,275
     7,100  BMC Industries, Inc. ..........           131,794
     7,300* C-Cube Microsystems, Inc. .....           154,669
    11,500* Checkpoint Systems, Inc........           185,438
     8,300* Cognex Corp....................           220,988
     3,300  CTS Corp.......................           112,200
     4,300  Daniel Industries, Inc.........            79,819
     3,000* Dionex Corp....................           150,188
     3,900* Dynatech Corp..................           141,619
     2,100* Eltron International, Inc......            65,625
     2,800* Evans & Sutherland Computer
             Corp..........................            86,800
     7,600* Exabyte Corp...................            74,100
     5,400  Fluke Corp.....................           128,250
    10,800* Gentex Corp....................           267,300
     6,800  Gerber Scientific, Inc.........           136,000
     2,200* HADCO Corp.....................           136,400
     4,575  Harman International
             Industries, Inc...............           231,609
     9,000* Imation Corp...................           156,938
    23,000* Integrated Device
             Technology, Inc...............           234,312
    16,300* InterDigital Communications
             Corp..........................            70,294
     7,000* LoJack Corp....................            97,125
     9,500* LTX Corp.......................            52,844
     7,700* MagnaTek, Inc..................           160,737
     4,200* Marshall Industries............           144,900
     7,350  Methode Electronics, Inc.
             Class A.......................           119,437
     5,200  National Computer Systems,
             Inc...........................           189,800


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            ELECTRONIC INSTRUMENTS - Continued
     3,800* Nimbus CD International, Inc...      $     37,525
    18,900* OIS Optical Imaging Systems....            31,304
     2,600* Optical Cable Corp.............            24,050
     4,400  Park Electrochemical Corp......           115,500
     4,700* Performance Food Group Co......            98,700
     9,537  Pioneer-Standard Electronics,
             Inc...........................           156,764
     4,800  Pittston Brink's Group.........           132,300
    12,600* Read-Rite Corp.................           240,975
     5,100* Robotic Vision Systems, Inc....            70,444
     5,000  Technitrol, Inc................           158,438
     5,700  Telxon Corp....................           138,938
     3,900* Thermedics Detection, Inc......            39,488
     7,000* Thermedics, Inc................           111,125
     4,300* Thermospectra Corp.............            40,313
     5,500* Tracor, Inc....................           154,344
     6,400* Waters Corp....................           274,000
     3,400  Watkins-Johnson Co.............           106,250
     5,100  ZERO Corp......................           142,481
     1,600* Zygo Corp......................            34,200
                                                 ------------
                                                    5,971,837
                                                 ------------

            ENTERTAINMENT - 0.48%
     3,200* AMC Entertainment, Inc.........            70,200
    17,200* Aztar Corp.....................           120,400
     1,800* BET Holdings, Inc. Class A.....            96,300
     3,900* Carmike Cinemas, Inc. Class A..           120,656
     7,200* Florida Panthers Holdings, Inc.           135,450
     1,900* GC Companies, Inc..............            82,412
     6,100* Hollywood Entertainment Corp...            52,612
     3,000  NN Ball & Roller, Inc..........            25,500
     1,600* Penn National Gaming, Inc......            18,400
     4,000* Playboy Enterprises, Inc.......            54,750
     3,300* Primadonna Resorts, Inc........            54,656
     2,800* Sodak Gaming, Inc..............            25,200
     9,300* TCI Satellite Entertainment Inc      .
             Class A.......................            62,194
     4,900* Ticketmaster Group, Inc........           110,250
     5,900* Toy Biz, Inc. Class A .........            53,100
                                                 ------------
                                                    1,082,080
                                                 ------------

            FERTILIZERS - 0.21%
     9,687  Delta & Pine Land Co...........           255,486
     6,504  Mississippi Chemical Corp......           126,828

--------------------------------------------------------------------------------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          23
November 30, 1997 (Unaudited)
================================================================================


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            FERTILIZERS - Continued
     7,100  Terra Industries, Inc..........      $     86,531
                                                 ------------
                                                      468,845
                                                 ------------

            FINANCE COMPANIES - 0.99%
     6,200  Aames Financial Corp...........            83,700
     8,000* Amresco, Inc...................           224,000
     2,600* Capital Factors Holdings, Inc..            45,175
     5,000* Cityscape Financial Corp.......             9,062
     7,400* Credit Acceptance Corp.........            37,925
     2,800* Delta Financial Corp...........            46,375
     5,500* FIRSTPLUS Financial Group,
             Inc...........................           209,687
     7,400* HomeSide, Inc..................           203,038
     5,734* Imperial Credit Industries,
             Inc...........................           137,258
    15,001  Keystone Financial, Inc........           558,787
       825  Oriental Financial Group.......            25,111
    16,400  Phoenix Duff & Phelps Corp.....           123,000
     3,700* Southern Pacific Funding.......            45,787
     2,000  Student Loan Corp..............            99,750
     1,800* Triad Guaranty, Inc............            53,100
     4,900  U.S. Trust Corp................           289,100
     2,530* WFS Financial, Inc.............            30,044
                                                 ------------
                                                    2,220,899
                                                 ------------

            FOODS - 1.09%
     6,400  Dreyer's Grand Ice Cream, Inc..           155,200
     5,000  Earthgrains Co.................           216,250
     7,850  Hudson Foods, Inc. Class A.....           148,659
     4,100  International Multifoods Corp..           110,187
     3,600  Interpool, Inc.................            50,175
     5,700  J.M. Smucker Co. Class A.......           141,075
     4,800* JP Foodservice, Inc............           141,300
     7,600  Lance, Inc.....................           193,325
     3,200  Michael Foods, Inc.............            70,600
     5,800* NBTY, Inc......................           126,150
     1,100  Pilgrims Pride Corp............            17,600
     8,200* Ralcorp Holdings, Inc..........           138,888
     9,800  Richfood Holdings, Inc.........           267,662
     6,945* Suiza Foods Corp...............           404,112
       800* United Natural Foods, Inc......            19,200
     6,300  Universal Foods Corp...........           261,450
                                                 ------------
                                                    2,461,833
                                                 ------------

            FOOTWEAR - 0.36%
     7,000  Brown Group, Inc...............           113,312
     5,400* Converse, Inc..................            39,488



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------


            FOOTWEAR - Continued
     8,800* Genesco, Inc...................      $    114,400
     8,250* Just For Feet, Inc.............           139,734
     4,300  Justin Industries, Inc.........            62,619
     2,100* Kenneth Cole Productions,
             Inc. Class A..................            35,044
    12,000  Stride Rite Corp...............           143,250
     2,000* Timberland Co. Class A ........           155,750
                                                 ------------
                                                      803,597
                                                 ------------

            FREIGHT - 0.68%
     7,350  Air Express International
             Corp..........................           210,853
     5,000  Airborne Freight Corp..........           318,437
     3,200* Eagle USA Airfreight, Inc......            99,200
    10,800* Greyhound Lines, Inc...........            42,525
     8,700  J.B. Hunt Transport
             Services, Inc.................           141,375
     6,300* Kirby Corp.....................           116,944
    14,000* OMI Corp.......................           143,500
     6,700  Overseas Shipholding
             Group, Inc....................           163,731
     3,500* SEACOR Holdings, Inc...........           194,906
     6,300* Transmontaigne Oil Co..........            94,500
                                                 ------------
                                                    1,525,971
                                                 ------------

            GOLD MINING - 0.13%
    12,800* Amax Gold, Inc.................            28,000
     5,600* Coeur d'Alene Mines Corp.......            48,300
     8,230* Getchell Gold Corp.............           216,038
                                                 ------------
                                                      292,338
                                                 ------------

            HARDWARE & TOOLS - 0.14%
     4,700  Barnes Group Inc...............           122,787
     6,200* Barnett, Inc...................           126,325
     2,100  Lawson Products, Inc...........            63,525
                                                 ------------
                                                      312,637
                                                 ------------

            HEALTHCARE - 2.20%
     5,500* Access Health, Inc.............           163,625
    11,000* Advanced Tissue Sciences, Inc..           140,937
     8,900* American Oncology
             Resources, Inc................           121,262
    11,100* Apria Healthcare Group, Inc....           174,825
     2,612  Block Drug Co., Inc. Class A...           118,197
     4,000* Curative Technologies, Inc.....           114,000
    21,202* CYTOGEN Corp...................            67,581
     4,900  HealthPlan Services Corp.......            94,631
     3,300* Henry Schein, Inc..............           116,325
    12,544  Integrated Health Services,
             Inc...........................           381,808
     7,000  Invacare Corp..................           161,875



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            HEALTHCARE - Continued
    11,900* Laboratory Corp. of America
             Holdings......................      $     24,544
     7,800* Mariner Health Group, Inc......           113,100
     5,500* Maxicare Health Plans, Inc.....            70,812
     6,200  Mentor Corp....................           210,800
     4,650* National Surgery Centers, Inc..           116,250
     3,200* NCS HealthCare, Inc. Class A...            85,200
    15,900* NovaCare, Inc..................           196,762
     2,558* Paragon Health Network, Inc....           132,681
     3,650* Patterson Dental Co............           149,878
     5,199* Pharmaceutical Product
             Development, Inc..............            79,285
     3,000* PHP Healthcare Corp............            48,375
     5,250* Renal Care Group, Inc..........           166,688
     6,500* Renal Treatment Centers Inc....           216,531
     6,900* Respironics Inc................           184,575
     4,000* RightCHOICE Managed Care, Inc.
             Class A.......................            43,250
     4,400* Rural/Metro Corp...............           149,325
     3,800* Sierra Health Services, Inc....           138,225
     2,600* SpaceLabs Medical, Inc.........            55,900
    10,488* Sun Healthcare Group, Inc......           225,492
     5,500* Sunrise Medical Inc............            86,969
     5,850* TECHNOL Medical Products, Inc..           128,243
    11,666* Total Renal Care Holdings......           301,858
     9,600* Trigon Healthcare, Inc.........           246,000
     4,000* VISX, Inc......................            98,500
     2,300  Vital Signs, Inc...............            46,575
                                                 ------------
                                                    4,970,884
                                                 ------------

            HEAVY DUTY TRUCKS/PARTS - 0.17%
     2,500  Cascade Corp...................            45,000
     2,200* Detroit Diesel Corp............            50,188
     8,000  Titan International, Inc.......           160,000
     4,450  Wabash National Corp...........           125,991
                                                 ------------
                                                      381,179
                                                 ------------

            HOME BUILDERS - 0.81%
     7,905  D R Horton, Inc................           140,808
     6,100  Del Webb Corp..................           131,913
     5,750* Fairfield Communities, Inc.....           266,297
     9,900  Kaufman & Broad Home Corp......           214,706
     4,100* NVR, Inc.......................            92,250
     5,125* Palm Harbor Homes, Inc.........           147,344
     4,200  Pulte Corp.....................           170,363
     6,700  Ryland Group, Inc..............           146,144

--------------------------------------------------------------------------------

================================================================================
24          SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            HOME BUILDERS - Continued
    11,100  Standard Pacific Corp..........      $    149,850
     7,700* Toll Brothers, Inc.............           185,763
     4,670* U.S. Home Corp.................           173,374
                                                 ------------
                                                    1,818,812
                                                 ------------

            HOSPITAL MANAGEMENT - 0.65%
     5,800* ABR Information Services, Inc..           139,200
     9,929* Concentra Managed Care, Inc....           336,345
     8,000* Coventry Corp..................           119,500
     5,500* FPA Medical Management.........           141,969
     7,700* Magellan Health Services, Inc..           183,356
    15,800* Medaphis Corp..................            79,000
     8,000* Orthodontic Centers of
             America, Inc..................           145,000
     2,700* Pediatrix Medical Group........           119,475
    10,300* Physicians Resource Group, Inc.            58,581
     3,800* Prime Medical Services, Inc....            50,350
     2,800* Sunrise Assisted Living Inc....           100,800
                                                 ------------
                                                    1,473,576
                                                 ------------

            HOSPITAL SUPPLIES - 1.48%
     5,400* Acuson Corp....................           102,937
     3,700  Advanced Technology Laboratories,
             Inc...........................           159,100
     4,700  Arrow International, Inc.......           164,500
     8,300* Arterial Vascular Engineering..           459,612
     6,900  Ballard Medical Products.......           159,131
    11,600* Bio-Technology General Corp....           145,000
     2,600* Closure Medical Corp...........            63,700
     2,900* Coherent, Inc..................           108,750
     3,600* CONMED Corp....................            85,500
     5,300* Datascope Corp.................           135,481
     4,200  Diagnostic Products Corp.......           116,550
     4,900* Gulf South Medical Supply,
             Inc...........................           159,862
     3,250* Healthdyne Technologies, Inc...            62,359
     5,500* Immunomedics, Inc..............            27,156
     8,300* Isis Pharmaceuticals, Inc......           122,944
     2,100  Landauer, Inc..................            56,175
     5,500* Marquette Medical Systems Inc..           123,750
     1,600* MiniMed, Inc...................            60,000
     9,350  Owens & Minor, Inc.............           129,731
     8,300* Physician Sales & Service......           188,825
     4,100* Physio-Control International
             Corp..........................            64,575
     4,100* Safeskin Corp..................           195,263
     9,500* Summit Technology, Inc.........            61,750
     4,400* TECHNE Corp....................            81,400



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            HOSPITAL SUPPLIES - Continued
     3,600* Theragenics Corp...............      $    144,450
     5,200  West Co., Inc..................           165,100
                                                 ------------
                                                    3,343,601
                                                 ------------

            HOUSEHOLD PRODUCTS - 0.55%
     6,500  Church & Dwight Co., Inc.......           190,938
     5,461* Culligan Water Technologies,
            Inc............................           245,062
     8,100  First Brands Corp..............           208,069
     3,900  Libbey, Inc....................           154,050
     4,400* Linens `N Things, Inc..........           151,250
     7,050* Rykoff-Sexton, Inc.............           158,184
     4,500  Stanhome Inc...................           115,875
     1,500* USA Detergents, Inc............            15,844
                                                 ------------
                                                    1,239,272
                                                 ------------

            HUMAN RESOURCES - 0.41%
     5,700* COREStaff, Inc.................           153,187
     3,100* Data Processing Resources Corp.            71,687
     6,000* Employee Solutions, Inc........            33,000
     9,000* Interim Services Inc...........           254,812
     3,200  Kelly Services Inc. Class A....            92,400
     3,300  Norrell Corp...................            80,438
     4,200* Personnel Group of America,
             Inc...........................           153,562
     2,500* Staffmark, Inc.................            87,187
                                                 ------------
                                                      926,273
                                                 ------------

            INFORMATION PROCESSING - 9.39%
    16,400* A.C. Nielson...................           367,975
     3,200* Activision, Inc................            51,200
     8,900* Acxiom Corp....................           152,969
     4,733* ADAC Laboratories..............            98,801
     2,600* Advent Software, Inc...........            61,425
     7,600* Affiliated Computer Services,
             Inc. Class A..................           177,650
     6,600* Amati Communications Corp......           130,763
     8,700* American Management Systems....           202,819
     5,200  Analysts International Corp....           247,650
     8,800* Anixter International, Inc.....           157,850
     3,800* Arbor Software Corp............           114,950
     5,100* Aspen Technology, Inc..........           194,438
     8,900* Auspex Systems, Inc............            99,569
     6,808* Avant! Corp....................           162,967
     1,459  Baan Co. NV....................           104,319
     2,550* Barra, Inc.....................            71,082
     7,200* BDM International Inc..........           210,600



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------


            INFORMATION PROCESSING - Continued
     5,200* Bea Systems, Inc...............      $     74,750
     4,100* Bell & Howell Co...............            97,375
     5,800  BISYS Group, Inc...............           185,600
     4,100* Black Box Corp.................           146,063
     5,925* Boole & Babbage, Inc...........           175,528
    11,800* Borland International, Inc.....           119,475
     6,400* Boston Technology, Inc.........           137,600
     1,300* BRC Holdings, Inc..............            53,625
     5,200* Broderbund Software, Inc.......           151,125
     6,900* CCC Information Services.......           131,100
     2,400* CDW Computer Centers, Inc......           141,600
     4,200* Centennial Technologies, Inc...             8,400
     6,000* Cerner Corp....................           144,375
    12,600* Checkfree Corp.................           329,963
     6,850* CHS Electronics, Inc...........           129,295
     2,900* Ciber, Inc.....................           127,600
     6,700* Citrix Systems, Inc............           479,887
     6,500* Clarify, Inc...................            69,875
     8,125* Computer Horizons Corp.........           268,125
     1,950* Computer Management Sciences,
             Inc...........................            31,688
     4,700  Computer Task Group, Inc.......           148,050
    22,900* Computervision Corp............            83,013
     5,500* Comverse Technology, Inc.......           185,281
    16,900* CopyTele, Inc..................            60,206
     6,900* CSG Systems International, Inc.           255,300
     3,000* CyberMedia, Inc................            67,500
     2,900* Data Dimensions, Inc...........            52,925
     9,900* Data General Corp..............           177,582
     3,800* Data Transmission Network......           102,600
     2,900* Davox Corp.....................            95,700
     2,300* Dialogic Corp..................            96,456
    11,400* Diamond Multimedia Systems,
             Inc...........................           112,575
     2,300* Documentum, Inc................            71,444
     4,700* Edify Corp.....................            79,313
     4,000* Envoy Corp.....................           123,500
     3,200  Fair Issac & Co., Inc..........           137,200
     5,400* FileNet Corp...................           148,163
     5,900* Forte Software, Inc............            59,737
     7,500* FTP Software, Inc..............            16,875
     6,800* General DataComm Industries,
             Inc...........................            35,700
     8,000* GT Interactive Software Corp...            65,500
     4,000* Harbinger Corp.................           120,000
     2,900* HCIA, Inc......................            34,800
     4,450  Henry Jack & Associates........           112,364
    10,500* HMT Technology Corp............           137,813

--------------------------------------------------------------------------------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          25
November 30, 1997 (Unaudited)
================================================================================




 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            INFORMATION PROCESSING - Continued
     4,000* HNC Software, Inc..............      $    126,000
     6,000* HPR, Inc.......................           159,563
     5,800* Hyperion Software Corp.........           249,945
     2,000* IDX Systems Corp...............            60,000
     5,400* IKOS Systems, Inc..............            43,200
     3,400* Imnet Systems, Inc.............            55,887
     3,700* In Focus Systems, Inc..........           121,638
     7,800* Industri-Matematik
             International Corp............           212,550
     4,700* Infinity Financial
             Technology, Inc...............            79,313
     3,800* Information Management
             Resources.....................            98,563
     9,700* Information Resources, Inc.....           144,287
     4,600  Innovex, Inc...................           105,800
     3,000* Inso Corp......................            32,250
     2,300* Integrated Circuit Systems.....            64,687
     3,800* Integrated Systems, Inc........            59,137
     6,700* International Network
             Services......................           120,600
     5,800* INTERSOLV, Inc.................            92,438
     2,800* Intevac, Inc...................            28,000
     2,900* JDA Software Group, Inc........            89,900
     1,900* JPM Co.........................            46,550
     2,000* Kronos, Inc....................            62,500
    11,600* Learning Co., Inc..............           210,250
     3,300* Learning Tree International,
             Inc...........................            82,088
     5,300* Legato Systems, Inc............           202,063
     2,400* LHS Group, Inc.................           103,200
     2,900* Lycos, Inc.....................            88,631
    10,000* Macromedia, Inc................            99,688
     3,700* Manugistics Group, Inc.........           129,037
    11,800* Mentor Graphics Corp...........           112,100
     5,800* Mercury Interactive Corp.......           141,375
     4,500* Metromail Corp ................            80,438
     4,000* Micrel, Inc....................           138,500
     7,000* MicroProse, Inc................            33,250
     2,700* MICROS Systems, Inc............           141,750
     4,000  MTS Systems Corp...............           153,500
     5,200* Mylex Corp.....................            41,600
     5,250* National Instruments Corp......           141,095
     3,900* National TechTeam, Inc.........            41,925
     3,400* Network Appliance, Inc.........           171,275
     6,800* Network Computing Devices......            56,950
    12,600* Network General Corp...........           237,825
     3,900* NOVA Corp......................           104,325
    11,800* Oak Technology, Inc............            97,350
     2,700* ODS Networks, Inc..............            22,782
     4,100  OEA, Inc.......................           127,613



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            INFORMATION PROCESSING - Continued
     7,645* Paxar Corp.....................      $    114,675
     2,800* Pegasystems, Inc...............            53,900
     2,200* Perceptron, Inc................            48,675
     4,300* Periphonics Corp...............            41,657
     4,700* Phoenix Technologies Ltd.......            69,325
     7,500* Physician Computer Network,
             Inc...........................            36,563
    10,600* Picturetel Corp................            92,088
    17,300* PLATINUM technology, Inc.......           449,800
     7,100* PMC-Sierra, Inc................           195,250
     8,500* PMT Services, Inc..............           133,875
     3,800* Policy Management Systems
             Corp..........................           245,575
     5,800* Primark Corp...................           196,475
     5,100* Progress Software Corp.........           105,187
     2,300* Project Software &
             Development, Inc..............            44,850
    11,000* PsiNet, Inc....................            74,250
     2,900* QuickResponse Services, Inc....           101,863
     1,500* Radisys Corp...................            67,125
     3,200* Rambus Inc.....................           178,600
    20,843* Rational Software Corp.........           211,035
       960* Registry, Inc..................            42,300
     6,000* Remedy Corp....................           261,750
    12,000* S3, Inc........................            76,500
     5,800* Safeguard Scientifics, Inc.....           183,064
     4,000* Sandisk Corp...................            98,000
       400* Sapient Corp...................            20,800
     4,200* Scopus Technology, Inc.........            50,400
     8,700* Sequent Computer Systems, Inc..           202,275
     8,800* Shiva Corp.....................            78,100
     4,800* Siebel Systems, Inc............           199,800
     2,600* Sipex Corp.....................            80,925
     3,600* SMART Modular Technologies,
             Inc...........................           223,200
     3,500* Splash Technology Holdings.....           113,750
     2,700* SPSS, Inc......................            67,838
     7,100* Stratus Computer, Inc..........           231,194
     8,700* Structural Dynamic Research
             Corp..........................           145,182
     3,100* Sykes Enterprises, Inc.........            71,300
    15,300* Symantec Corp..................           382,500
     9,650* System Software Associates,
             Inc...........................           127,862
     5,000* Systems & Computer Technology
             Corp..........................           233,750
     4,300* Systemsoft Corp................            30,906
     6,450* Technology Solutions Co........           199,145
     5,800* Transition Systems, Inc........           121,075
     2,900* Trident Microsystems, Inc......            33,169
     3,600* USCS International, Inc........            68,400



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            INFORMATION PROCESSING - Continued
     9,400* Vanstar Corp...................      $    129,250
     3,600* Vantive Corp...................            86,850
     1,600* Veeco Instruments, Inc.........            63,800
     7,650* Veritas Software Corp..........           334,449
     4,200* Viasoft, Inc...................           154,350
     4,100* VideoServer, Inc...............            61,757
     6,300* Viewlogic Systems, Inc.........           167,737
     4,900* Visio Corp.....................           184,362
     2,800* Volt Information Sciences,
             Inc...........................           179,025
     3,200* Wall Data, Inc.................            52,000
     8,500* Wang Laboratories, Inc.........           188,063
     4,850* Wind River Systems Inc.........           188,241
     3,500* Wonderware Corp................            63,875
     5,500* Xircom, Inc....................            58,438
     5,200* Yahoo!, Inc....................           265,850
     4,900* Zebra Technologies Corp.
             Class A.......................           156,188
                                                 ------------
                                                   21,139,279
                                                 ------------

            INSURANCE - CASUALTY - 1.06%
     5,000* Acceptance Insurance
             Companies, Inc................           121,562
     4,700  Baldwin & Lyons, Inc. Class B..           113,975
     2,600  Citizens Corp..................            76,538
     5,100  Commerce Group, Inc............           160,013
     4,500  E.W. Blanch Holdings, Inc......           155,531
     6,370  Frontier Insurance Group, Inc..           153,278
     4,473  Gainsco, Inc...................            37,461
     6,900  HCC Insurance Holdings, Inc....           129,375
     5,700* Highlands Insurance Group,
             Inc...........................           160,312
     3,600  NAC Re Corp....................           160,650
     1,100  Nymagic, Inc...................            28,050
     6,362  Orion Capital Corp.............           286,688
     6,500* Risk Capital Holdings, Inc.....           149,500
     1,500  RLI Corp.......................            65,531
     3,600  Selective Insurance Group......           181,350
     4,350  Trenwick Group Inc.............           161,494
     1,805  United Fire & Casualty Co......            78,969
     3,100  Vesta Insurance Group, Inc.....           170,112
                                                 ------------
                                                    2,390,389
                                                 ------------

            INSURANCE - LIFE - 0.66%
     1,950  American Heritage Life
             Investment Corp...............            71,662
     2,500* Compdent Corp..................            50,938
     5,800  Hartford Life Inc. Class A.....           222,575

--------------------------------------------------------------------------------

================================================================================
26          SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            INSURANCE - LIFE - Continue
       300  Kansas City Life Insurance Co..      $     25,069
     4,300* Life USA Holding, Inc..........            72,025
       500* National Western Life
             Insurance Co. Class A.........            46,625
     6,500  Presidential Life Corp.........           132,031
    10,850  Reinsurance Group of America,
             Inc...........................           463,159
     7,570  United Companies Financial
             Corp..........................           164,174
     5,550  W.R. Berkley Corp..............           231,019
                                                 ------------
                                                    1,479,277
                                                 ------------

            INSURANCE - MISCELLANEOUS - 1.29%
     3,675  ALLIED Group, Inc..............           150,445
     6,200* Amerin Corp....................           144,925
     4,100  Arthur J. Gallaher & Co........           146,575
     2,700  Capital Re Corp................           151,369
     1,800  CapMAC Holdings, Inc...........            60,975
     6,400  CMAC Investment Corp...........           332,400
     9,000  Crawford & Co. Class B.........           186,750
     2,400  Executive Risk, Inc............           156,000
     4,877  Fidelity National Financial....           126,802
     1,900  Foremost Corp. of America......           115,306
     5,312  Fremont General Corp...........           244,352
     1,770  Guaranty National Corp.........            63,499
     3,200  Harleysville Group.............            74,000
     3,250  Hilb, Rogal & Hamilton Co......            62,156
     5,100  HSB Group Inc..................           264,881
     3,000  Liberty Corp...................           135,000
    10,300* Mid Atlantic Medical
             Services, Inc.................           137,119
     4,400  MMI Companies, Inc.............           106,150
       525  Poe & Brown Inc................            21,984
     4,200  SCPIE Holdings, Inc............           117,075
     4,100  Zenith National Insurance Corp.           109,675
                                                 ------------
                                                    2,907,438
                                                 ------------

            INSURANCE - MULTILINE - 0.80%
     4,650  Alfa Corp......................            75,562
     2,278  American Annuity Group, Inc....            47,411
     3,500  AmVestors Financial Corp.......            76,781
     4,400  Argonaut Group, Inc............           146,300
     3,200  CNA Surety Corp................            46,400
     3,427* Delphi Financial Group, Inc.
             Class A.......................           137,508
     3,900  FBL Financial Group, Inc.
             Class A.......................           154,050
     5,300  John Alden Financial Corp......           142,769
     3,500  Life Re Corp...................           199,937
     1,050* Markel Corp....................           161,700



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            INSURANCE - MULTILINE - Continued
     2,000  Meadowbrook Insurance Group,
             Inc...........................           $47,250
     4,944* Medical Assurance, Inc.........           140,595
     6,200  PennCorp Financial Group, Inc..           209,638
     3,000  United Wisconsin Services, Inc.            73,125
     4,600* Washington National Corp.......           152,088
                                                 ------------
                                                    1,811,114
                                                 ------------

            LEISURE TIME - 1.07%
     8,100* Acclaim Entertainment, Inc.....            32,906
     3,800* Action Performance Companies,
             Inc...........................           110,200
     2,100* Anchor Gaming..................           166,950
       400* Ballys Grand, Inc..............            20,500
     9,000* Boyd Gaming Corp...............            65,250
     4,000* Family Golf Centers, Inc.......           113,750
     6,600* Grand Casinos Inc..............            86,625
     8,500* Handleman Co...................            56,844
     6,100* Hollywood Park, Inc............           118,950
     5,000  Huffy Corp.....................            75,313
     6,200* Lewis Galoob Toys, Inc.........            73,625
     8,500  Polaris Industries, Inc........           257,656
     3,500* Premier Parks, Inc.............           136,500
     4,900* Rio Hotel & Casino Inc.........           102,287
     4,900* Sabre Group Holdings, Inc......           126,175
     4,800* Scotts Co. Class A.............           140,400
     6,100  Showboat Inc...................           117,044
     5,150* Signature Resorts, Inc.........           137,762
     5,200* Station Casinos, Inc...........            34,450
     5,800* Trump Hotels & Casino
             Resorts, Inc..................            50,387
     5,500* Vail Resorts Inc...............           145,406
     3,300* Vistana, Inc...................            73,013
     3,600  Winnebago Industries, Inc......            27,675
     5,800* WMS Industries Inc.............           134,850
                                                 ------------
                                                    2,404,518
                                                 ------------

            LODGING - 0.68%
     6,450* Bristol Hotel Co...............           159,637
     4,100* CapStar Hotel Co...............           153,494
    14,400* Choice Hotels International
             Inc...........................           251,100
     4,100  Deltic Timber Corp.............           117,875
        42  Doubletree Corp................             1,845
    12,600* Host Marriott Services Corp....           185,062
     4,400* Interstate Hotels Co...........           162,800
     5,293  Marcus Corp....................           149,527
     8,200* Prime Hospitality Corp.........           156,825
     4,300* Red Roof Inns, Inc.............            68,262



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            LODGING - Continued
     4,800* Sunburst Hospitality Corp......      $     48,000
     1,600* Wyndham Hotel Corp.............            68,000
                                                 ------------
                                                    1,522,427
                                                 ------------

            MACHINE TOOLS - 0.47%
     2,300* Chase Industries, Inc..........            56,063
     9,100  Cincinnati Milacron, Inc.......           269,019
     7,200* Gilead Sciences, Inc...........           248,400
     3,200  Gleason Corp...................            83,000
     5,000  OmniQuip International, Inc....            95,625
     2,500* PRI Automation Inc.............            85,313
     7,600  Roper Industries, Inc..........           218,975
                                                 ------------
                                                    1,056,395
                                                 ------------

            MACHINERY - AGRICULTURE - 0.15%
     2,700  Allied Products Corp...........            65,137
     3,600  Lindsay Manufacturing Co.......           146,025
     3,100  Toro Co........................           136,788
                                                 ------------
                                                      347,950
                                                 ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.64%
     2,700  Blount, Inc. Class A...........           136,519
     3,700* CDI Corp.......................           153,088
     7,600* Calpine Corp...................           112,100
     5,200  Columbus McKinnon Corp.........           121,550
     3,300  Granite Construction, Inc......            75,487
     3,900* J. Ray Mcdermott S.A...........           144,056
     5,300* Jacobs Engineering Group, Inc..           140,119
     5,300  Kaman Corp. Class A............            98,050
     7,100  Lennar Corp....................           148,213
     3,522* Morrison Knudsen Corp..........            34,780
     2,900  Stone & Webster, Inc...........           135,937
     5,600  TJ International Inc...........           139,300
                                                 ------------
                                                    1,439,199
                                                 ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 2.24%
     4,900  AAR Corp.......................           188,956
     4,700  Albany International Corp.
             Class A.......................           114,269
     6,075  Applied Industrial Technology,
             Inc...........................           171,619
     3,225  Applied Power, Inc. Class A....           196,725
     1,600* Asyst Technologies, Inc........            49,300
     4,780  Baldor Electric Co.............           147,881
     7,080  Burlington Coat Factory
             Warehouse.....................           132,307

--------------------------------------------------------------------------------

================================================================================
      SMALL CAP INDEX FUND - STATEMENTS OF NET ASSETS CONTINUED               27
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - Continued
     7,400* DII Group, Inc.................      $    165,575
     5,400  Exide Corp.....................           128,925
    11,600  Flowserve Corp.................           311,750
     1,175  General Binding Corp...........            35,544
     4,500  Graco, Inc.....................           160,875
     5,800  Helix Technology Corp..........           136,663
     4,800  Hughes Supply, Inc.............           157,200
     6,750  IDEX Corp......................           224,859
     2,550* Insilco Corp...................            88,613
     4,700* Integrated Process Equipment
             Corp..........................           101,050
     4,100* Ionics, Inc....................           151,188
     9,000  JLG Industries, Inc............           115,313
     5,100* Kulicke & Soffa Industries
             Inc...........................           140,569
     5,850  Lilly Industries, Inc.
             Class A.......................           107,494
     4,800  Lincoln Electric Co. Class A...           178,500
     4,275  Manitowoc Co., Inc.............           142,411
     6,800  Newport News Shipbuilding......           164,900
     2,800  Nordson Corp...................           147,000
     4,140* Oak Industries Inc.............           114,626
       900* Osmonics, Inc. ................            13,050
     5,200  Regal-Beloit Corp..............           141,375
     3,100  Robbins & Myers, Inc...........           119,350
     4,500  Scotsman Industries Inc........           114,469
     4,400* Specialty Equipment Companies,
             Inc...........................            68,200
     3,800* SPS Technologies, Inc..........           166,250
     7,700  Stewart & Stevenson
             Services, Inc.................           167,475
     6,000* Stillwater Mining Co...........           109,500
     3,800  Tennant Co.....................           143,925
     4,600  Watts Industries, Inc.
             Class  A......................           117,013
     3,300* Zoltek Companies, Inc..........           122,513
                                                 ------------
                                                    5,057,232
                                                 ------------

            MEDICAL TECHNOLOGY - 1.43%
     4,900* Affymetrix, Inc................           168,437
     4,800* Arqule, Inc....................            99,000
     2,700* Biomatrix, Inc.................            79,312
     2,200* Bio-Rad Laboratories, Inc.
             Class A.......................            55,412
     4,100* Cadus Pharmaceutical Corp......            52,275
     3,700  Capstone Pharmacy Services.....            41,162
     7,700* Creative BioMolecules, Inc.....            59,675
     3,800* Cytyc Corp.....................            82,175
     7,200  Dekalb Genetics Corp. Class B..           279,900
     7,500* Enzo Biochem, Inc..............           121,406
     5,900* Haemonetics Corp...............            86,656



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            MEDICAL TECHNOLOGY - Continued
     5,200* Heartport Inc..................      $    117,000
     3,900* Hologic, Inc...................           100,913
     7,100* Idexx Laboratories, Inc........           113,156
    26,600* Imatron, Inc...................            90,608
     4,200* I-STAT Corp....................            77,700
     1,235  Lab Holdings, Inc..............            28,637
     8,400* Liposome, Inc..................            49,875
     1,800* Lunar Corp.....................            40,725
     2,700* Myriad Genetics, Inc...........            74,250
     8,400* NABI, Inc......................            35,700
     5,800* Neopath, Inc...................            95,700
     6,300* Neurex Corp....................            98,438
     7,400* Neuromedical Systems, Inc......            27,750
     5,900* Organogenesis, Inc.............           202,075
     2,700* Perclose, Inc..................            55,350
        93* Perseptive Biosystems, Inc.
             (Warrants)....................               325
     3,800* Protein Design Labs, Inc.......           159,600
     5,700* Quest Diagnostics Inc..........            92,981
    11,124* Scios Nova Inc.................            84,125
     5,350* Serologicals Corp..............           119,038
     3,300* Spine-Tech, Inc................           108,694
     3,700* Thermo Cardiosystems, Inc......            71,687
     3,400* ThermoTrex Corp................            82,450
     3,800* Transkaryotic Therapies, Inc...           131,100
     5,400* US Bioscience, Inc.............            49,950
                                                 ------------
                                                    3,233,237
                                                 ------------

            MERCHANDISE -DRUG - 0.45%
     6,825  Arbor Drugs, Inc...............           185,128
     3,300* Express Scripts, Inc. Class A..           194,700
     7,600  Longs Drug Stores Corp.........           222,300
     4,900* Medimmune, Inc.................           187,425
    16,500* Perrigo Co.....................           235,125
                                                 ------------
                                                    1,024,678
                                                 ------------

            MERCHANDISE - SPECIALTY - 3.25%
     4,200* Ames Department Stores, Inc....            71,400
     5,100* APAC Teleservices Inc..........            71,400
     6,818  Arctic Cat, Inc................            71,589
     5,100* Avid Technology, Inc...........           149,175
     7,800* Best Buy Co., Inc..............           227,175
    11,800* BJ's Wholesale Club Inc........           343,675
     1,600* Bush Boake Allen, Inc..........            45,000
     6,500  Casey's General Stores, Inc....           153,156
     6,567  Cash America International,
             Inc...........................            82,088



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            MERCHANDISE - SPECIALTY - Continued
     6,000* Central Garden & Pet Co........      $    170,250
    24,700* Charming Shoppes, Inc..........           121,186
     3,000* Cole National Corp. Class A....           103,500
     5,600* Compucom Systems, Inc..........            57,400
     1,000* Copart, Inc....................            17,438
     2,900  Cross (A.T.) Co. Class A.......            31,356
     2,100* Daisytek International Corp....            82,425
     4,500* Department 56, Inc.............           131,344
     5,900* Eagle Hardware & Garden, Inc...           100,300
    12,200  Fingerhut Companies, Inc.......           253,150
     1,300* Fossil, Inc....................            28,925
     5,200* Franklin Covey Co..............           110,175
     5,000* Friedman's, Inc. Class A.......            73,125
     5,950* Garden Ridge Corp..............            90,737
     6,100* Gibson Greetings, Inc..........           142,587
     7,200* Graham Field Health Products...           107,550
     2,300* Guitar Center, Inc.............            50,025
     8,800  Hancock Fabrics, Inc...........           124,300
     3,105  Hancock Holding Co.............           184,748
     8,300* Homebase, Inc..................            69,513
     3,200* Inacom Corp....................            90,800
     7,800  Jostens, Inc...................           187,200
     3,578  K2, Inc........................            98,395
     1,800* Knoll, Inc.....................            54,225
     3,700  LabOne, Inc....................            60,125
     6,300* Mac Frugal's Bargains
             Close-outs Inc................           270,112
     5,500* Michaels Stores, Inc...........           178,062
     7,300* Micro Warehouse, Inc...........           105,850
     5,200* MicroAge, Inc..................           104,650
     4,000* Nu Skin Asia Pacific, Inc.
             Class A.......................            80,000
     2,700* Paragon Trade Brands, Inc......            60,750
     4,000* Petco Animal Supplies, Inc.....           118,000
     5,900  Price Enterprises Inc..........           106,200
     6,900* Rexall Sundown, Inc............           163,875
     2,700  Russ Berrie and Co. Inc........            80,663
     3,700* Seitel, Inc....................           142,450
     9,600* Sitel Corp.....................            89,400
     9,300  Sotheby's Holdings, Inc.
             Class A.......................           158,681
     1,614  South Jersey Industries, Inc...            40,552
     6,200* Spiegel, Inc. Class A..........            33,325
     8,050* Sports Authority, Inc..........           157,981
     7,300  Sturm, Ruger & Co. Inc.........           132,313
    18,700* Sunglass Hut International.....           119,213
     3,500* Tractor Supply Co..............            54,250
     6,500* Twinlab Corp...................           119,438

--------------------------------------------------------------------------------

================================================================================
28          SMALL CAP INDEX FUND - STATEMENTS OF NET ASSETS CONTINUED
                                         November 30, 1997 (Unaudited)
================================================================================



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------

            MERCHANDISE - SPECIALTY - Continued
     4,300* United Stationers Inc..........      $    184,900
     3,300  Unitog Co......................            75,900
    28,950* US Office Products, Co.........           575,381
     2,100* West Marine, Inc...............            44,100
     4,900* Williams-Sonoma, Inc...........           186,813
     8,600* Zale Corp......................           191,350
                                                 ------------
                                                    7,329,646
                                                 ------------

            MERCHANDISING - DEPARTMENT - 0.53%
     1,300* Alexander's, Inc...............           118,462
     4,100* Carson Pirie Scott & Co........           211,663
    19,272  Pier 1 Imports, Inc............           431,211
    10,292* Proffit's Inc..................           314,549
     3,750* Stein Mart, Inc................           110,625
                                                 ------------
                                                    1,186,510
                                                 ------------

            MERCHANDISING - FOOD - 0.80%
     4,500* Dominick's Supermarkets, Inc...           174,937
        75  Farmer Bros. Co................            11,700
     9,400  Fleming Companies, Inc.........           156,275
     2,900  Great Atlantic & Pacific
             Tea Co., Inc..................            89,537
     3,700* IHOP Corp......................           126,263
     1,500  Ingles Markets, Inc. Class A...            20,250
     2,875  NashFinch Co...................            53,906
     3,634* Quality Food Centers Inc.......           228,261
     6,700  Ruddick Corp...................           136,513
     1,600  Sanderson Farms, Inc...........            19,400
     4,485  Savannah Foods & Industries,
             Inc...........................            80,169
     5,000* ShowBiz Pizza Time, Inc........           107,500
     3,000  Smart & Final Inc..............            54,750
     7,400* Smithfield Foods, Inc..........           261,775
     6,000* Whole Foods Market, Inc........           275,250
                                                 ------------
                                                    1,796,486
                                                 ------------

            MERCHANDISING - MASS - 0.14%
     4,900* Global Directmail Corp.........            88,200
     1,475* Pricesmart, Inc................            23,784
    34,000* Service Merchandise Co., Inc...           114,750
     4,500  ShopKo Stores, Inc.............            94,500
                                                 ------------
                                                      321,234
                                                 ------------

            METALS - ALUMINUM - 0.29%
     5,300* ACX Technologies, Inc..........           142,106
     8,300  Century Aluminum Co............           121,387



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            METALS - ALUMINUM - Continued
     5,700  Commonwealth Industries, Inc...      $     94,763
     4,400  IMCO Recycling, Inc............            69,300
     5,500* Kaiser Aluminum Corp...........            57,062
     2,706  Tredegar Industries, Inc.......           178,258
                                                 ------------
                                                      662,876
                                                 ------------

            METALS - COPPER - 0.12%
     3,700* Essex International, Inc.......           119,556
     4,800* Wolverine Tube, Inc............           152,400
                                                 ------------
                                                      271,956
                                                 ------------

            METALS - MISCELLANEOUS - 0.78%
     3,337  A.M. Castle & Co...............            78,002
     6,100  Brush Wellman Inc..............           144,875
     4,033  Commercial Metals Co...........           132,837
     6,000  Freeport McMoRan, Inc..........           189,000
    19,700* Hecla Mining Co................            97,269
     7,800  Kennametal, Inc................           410,962
     4,050* Material Sciences Corp.........            59,484
     4,400* Oregon Metallurgical Corp......           141,350
     4,500* RMI Titanium Co................           106,875
     5,000* Ryerson Tull, Inc. Class A.....            74,063
     7,900* Steel Dynamics, Inc............           146,150
     3,300* Titanium Metals Corp...........           101,887
     1,300* Tremont Corp...................            74,019
                                                 ------------
                                                    1,756,773
                                                 ------------

            METALS - STEEL - 1.21%
     3,000* Acme Metals, Inc...............            37,312
    14,200  AK Steel Holding Corp..........           279,562
     2,400  Amcast Industrial Corp.........            59,400
    25,300* Armco Inc......................           134,406
     8,600  Birmingham Steel Corp..........           131,687
     4,400  Carpenter Technology Corp......           207,350
     1,100  Chaparral Steel Co.............            16,844
     1,800* Citation Corp..................            30,938
     2,800  Cleveland-Cliffs Inc...........           120,750
     3,650  Commercial Intertech Corp......            65,244
     3,000* Gibraltar Steel Corp...........            60,375
     4,100* Intermedia Communications,
             Inc...........................           203,463
     7,200  Intermet Corp..................           133,200
     4,500  J & L Specialty Steel, Inc.....            43,875
     6,100  Lukens Inc.....................           102,175
     4,900* Mueller Industries, Inc........           228,156
     7,400* National Steel Corp. Class B...           111,000



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-------------------------------------------------------------
            METALS - STEEL - Continued
     5,400  Oregon Steel Mills, Inc........      $    105,975
     3,700  Quanex Corp....................           110,075
     2,100  Reliance Steel & Aluminium Co..            58,931
     3,300* Shiloh Industries, Inc.........            61,875
     4,100  TriMas Corp....................           127,100
     6,000  UNR Industries, Inc............            30,750
     7,700  Valmont Industries, Inc........           167,475
     4,800* Wyman-Gordon Co................           102,600
                                                 ------------
                                                    2,730,518
                                                 ------------

            MISCELLANEOUS - 2.50%
     2,900* Abacus Direct Corp.............           121,075
     4,800* Alternative Resources Corp.....           117,600
     6,200  AMCOL International Corp.......           148,800
     4,500* AMERCO, Inc....................           127,125
     4,600  Arch Coal, Inc.................           121,037
     5,200* Associated Group, Inc. Class A.           169,650
     2,800* Avondale Industries, Inc.......            79,450
     4,100* Bacou U.S.A., Inc..............            69,700
     3,800* Billing Information Concepts
             Corp..........................           169,100
     3,500* Borg-Warner Security Corp......            62,562
    10,950* Brightpoint, Inc...............           175,884
     3,400* Caribiner International, Inc...           144,288
     1,300  Central Parking Corp...........            74,831
     3,300* Clin Trials, Inc...............            27,638
     4,500* Coach USA, Inc.................           125,438
       900* Coinmach Laundry Corp..........            18,225
     1,900* Computer Learning Centers......           104,737
     6,700* DeVry, Inc.....................           179,225
     3,600* Encad, Inc.....................           139,050
     2,100* Equity Corp. International.....            44,888
     7,500* Figgie International, Inc.
             Class A.......................           103,125
     6,600* Firearms Training Systems......            39,600
     3,758  Gemstar Group Ltd..............            89,253
     4,100* Hvide Marine, Inc. Class A.....           116,081
     1,275* ITT Educational Services, Inc..            26,775
     1,800  Matthews International Corp.
             Class A.......................            76,725
     2,000* Metzler Group, Inc.............            78,000
     5,900* Moneygram Payment Systems......            75,963
     2,850* Pinkerton's, Inc...............            65,194
     6,800* Prepaid Legal Services, Inc....           192,525
     4,700  Regis Corp.....................           111,038
     5,900* Rexel, Inc.....................           132,381
     5,800* Romac International, Inc.......           113,100
     3,100* Samsonite Corp.................           112,375

--------------------------------------------------------------------------------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          29
November 30, 1997 (Unaudited)
================================================================================


 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            MISCELLANEOUS - Continued
     5,800* Sola International, Inc........    $    175,450
     3,850* Sylvan Learning Systems, Inc...         156,887
     2,900* The Profit Recovery Group
             International, Inc............          44,406
     4,200* Triangle Pharmaceuticals, Inc..          75,600
     2,800* TurboChef, Inc.................          29,050
     3,600* U.S. Rentals, Inc..............          92,475
     4,900* Veritas DGC Inc................         196,000
     5,000* Veterinary Centers of America..          63,125
     5,000  Wackenhut Corp.................         108,125
     3,900* Wackenhut Corrections Corp.....         109,200
    10,100  Washington Water Power Co......         215,888
     6,600* West Teleservices Corp.........          76,725
     4,500* Westell Technologies, Inc.
            Class A........................          74,813
     5,600  Westinghouse Air Brake Co......         128,800
     3,100* Whittman-Hart, Inc.............         101,525
     3,500  Woodward Governor Co...........         114,625
     5,100* World Access, Inc..............         124,950
     7,600* Xlyan Corp.....................         155,800
     4,700* Zitel Corp.....................          52,875
                                               ------------
                                                  5,648,757
                                               ------------

            MOBILE HOMES - 0.45%
    12,352* Champion Enterprises, Inc......         237,776
     3,800  Coachmen Industries, Inc.......          84,550
     5,400  Fleetwood Enterprises, Inc.....         192,713
     2,500  McGrath Rentcorp...............          54,531
    10,300  Oakwood Homes Corp.............         309,000
     4,200  Skyline Corp...................         113,925
     1,050  Thor Industries, Inc...........          33,141
                                               ------------
                                                  1,025,636
                                               ------------

            NATURAL GAS - DIVERSIFIED - 0.83%
     8,450  Atmos Energy Corp..............         224,453
     6,100  Bay State Gas Co...............         179,187
     4,800  Eastern Enterprises............         193,200
     4,500  Laclede Gas Co.................         116,156
     4,500  New Jersey Resources Corp......         156,656
     2,201* Southern Union Co..............          56,120
     6,400  Southwest Gas Corp.............         119,200
     3,772* Tejas Gas Corp.................         230,564
     8,300  UGI Corp.......................         229,806
     7,300  Western Gas Resources, Inc.....         166,988





 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            NATURAL GAS - DIVERSIFIED - Continued
     4,400  WICOR, Inc.....................    $    202,950
                                               ------------
                                                  1,875,280
                                               ------------


            OIL - INTEGRATED DOMESTIC - 0.21%
     5,250  Cross Timbers Oil Co...........         121,734
    12,700  Quaker State Corp..............         195,263
     9,100* Tesoro Petroleum Corp..........         151,288
                                               ------------
                                                    468,285
                                               ------------

            OIL - SERVICE - PRODUCTS - 0.82%
     7,950* Barrett Resources Corp.........         235,519
     3,100  Getty Petroleum Corp...........          60,062
     5,800* Global Industrial
             Technologies, Inc.............         103,675
    13,000* Global Industries, Inc.........         208,000
    32,300* Kelley Oil & Gas Corp..........          94,881
     5,100* Lone Star Technologies, Inc....         147,900
     1,500* Maverick Tube Corp.............          42,844
    20,100* Parker Drilling Co.............         265,069
    12,100  Pride International, Inc.......         334,263
     4,900* Trico Marine Services, Inc.....         136,281
     4,163* Varco International, Inc.......         213,094
                                               ------------
                                                  1,841,588
                                               ------------

            OIL - SERVICES - 0.73%
     3,800* Cliffs Drilling Co.............         210,900
     2,400* Key Energy Group, Inc..........          58,350
     6,400  Lomak Petroleum, Inc...........         111,200
    13,900* Marine Drilling Companies, Inc.         316,225
     7,200  Mascotech, Inc.................         124,650
     6,500* Oceaneering International, Inc.         134,063
     7,100* Offshore Logistics, Inc........         159,750
     5,850  Pennsylvania Enterprises, Inc..         147,347
     4,800* Pool Energy Services Co........         124,200
    10,700* Tuboscope Inc..................         263,488
                                               ------------
                                                  1,650,173
                                               ------------

            OIL/GAS PRODUCERS - 1.84%
     3,800* Atwood Oceanics, Inc...........         187,387
     8,300* Benton Oil and Gas Co..........         119,831
     4,500  Berry Petroleum Co. Class A....          84,094
     7,600  Cabot Oil & Gas Corp. Class A..         157,700
     9,500  Chesapeake Energy Corp.........          73,031
     4,200* Comstock Resources, Inc........          55,125
     6,700  Devon Energy Corp..............         260,462



 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            OIL/GAS PRODUCERS - Continued
     3,000* DLB Oil & Gas, Inc.............    $     34,500
    10,100  Equitable Resources, Inc.......         326,988
     3,700* Forcenergy, Inc................         114,931
     8,000* Forest Oil Corp................         127,500
    23,100* Grey Wolf, Inc.................         142,931
    21,900* Harken Energy Corp.............         121,819
     1,400  Holly Corp.....................          37,800
     5,200* Hugoton Energy Corp............          50,375
     9,200* Input/Output, Inc..............         238,050
     5,900  KCS Energy, Inc................         140,125
     2,800* Louis Dreyfus Natural Gas Corp.          57,925
     8,500* Newfield Exploration Co........         198,156
     6,100* Nuevo Energy Co................         254,294
     3,000* Ocean Energy, Inc..............         167,812
     3,000* Patterson Energy, Inc..........         110,250
     3,300* Plains Resources, Inc..........          54,450
     6,900  Snyder Oil Corp................         137,137
     3,400  St. Mary Land & Exploration....         140,675
     4,200* Stone Energy Corp..............         120,750
     5,610* Swift Energy Co................         122,017
     6,800* Titan Exploration, Inc.........          80,750
     8,200* Tom Brown, Inc.................         179,887
     3,800* Unit Corp......................          41,563
    10,800  Vintage Petroleum, Inc.........         209,250
                                               ------------
                                                  4,147,565
                                               ------------

            PAPER/FOREST PRODUCTS - 0.64%
     5,800* American Pad & Paper Co........          84,100
     3,600* Buckeye Technologies Inc.......         157,725
     6,300  Caraustar Industries, Inc......         203,569
    12,600  Longview Fibre Co..............         203,175
     5,239  Mosinee Paper Corp.............         155,860
     6,000  P. H. Glatfelter Co............         114,750
     4,700  Pope & Talbot, Inc.............          77,550
     4,000  Schweitzer-Mauduit
             International Inc.............         142,000
     3,700  Standard Register Co...........         126,725
     2,300  Universal Forest Products, Inc.          35,075
     7,000  Wausau Paper Mills Co..........         150,063
                                               ------------
                                                  1,450,592
                                               ------------

            PHOTOGRAPHY - 0.24%
     3,700  CPI Corp.......................          68,913
     6,600* Panavision, Inc................         151,800
     3,050* Photronics Inc.................         145,638
     2,000* Seattle Filmworks, Inc.........          19,750

--------------------------------------------------------------------------------

================================================================================
30          SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            PHOTOGRAPHY - Continued
     5,900* Ultratech Stepper, Inc.........    $    145,288
                                               ------------
                                                    531,389
                                               ------------

            POLLUTION CONTROL - 0.99%
    22,500* Allied Waste Industries, Inc...         492,187
     8,700  Calgon Carbon Corp.............          95,700
     3,450* Cuno, Inc......................          58,219
     7,700  Dames & Moore, Inc.............          95,288
       546  Heidemij NV....................           6,006
    15,200* Laidlaw Environmental
             Services Inc..................          68,400
     1,625  Mine Safety Appliances Co......         108,063
    19,000* Newpark Resources, Inc.........         378,813
     5,200* OHM Corp.......................          44,200
    14,300  Safety-Kleen Corp..............         396,825
     5,600* Superior Services, Inc.........         132,300
     5,200* Tetra Tech, Inc................         132,925
     6,600* Thermo TerraTech, Inc..........          57,338
     4,900  Zurn Industries, Inc...........         167,825
                                               ------------
                                                  2,234,089
                                               ------------

            PUBLISHING - NEWS - 0.20%
     4,700  Media General, Inc. Class A....         200,338
     7,400* Network Equipment
             Technologies, Inc.............         107,763
     2,633  Pulitzer Publishing Co.........         143,663
                                               ------------
                                                    451,764
                                               ------------

            PUBLISHING/PRINTING - 1.18%
     5,500  American Business
             Products, Inc.................         114,125
     7,750  Banta Corp.....................         193,750
       700* Berlitz International, Inc.....          18,069
     6,000* Big Flower Press Holdings,
             Inc...........................         131,625
     4,300  Bowne & Co., Inc...............         164,206
     2,900* Consolidated Graphics, Inc.....         138,656
     1,700* Devon Group, Inc...............          70,550
     8,700* Golden Books Family
             Entertainment, Inc............          81,563
     7,000  Houghton Mifflin Co............         260,750
     7,700  John H. Harland Co.............         159,294
     3,300  John Wiley & Sons, Inc.
             Class A.......................         150,769
    10,500* Journal Register Co............         177,844
     5,975  McClatchy Newspapers, Inc.
             Class A.......................         171,781
     5,600  Merrill Corp...................         112,700
     4,700  New England Business Service,
             Inc...........................         148,931
     4,200* Scholastic Corp................         160,388
     2,800* Scientific Games Holdings
             Corp..........................          58,975

 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            PUBLISHING/PRINTING - Continued
     1,700* Steck-Vaughn Publishing Corp...    $     25,394
     2,909  Thomas Nelson, Inc.............          32,908
    14,400* Topps Co. Inc..................          36,900
       900  Waverly, Inc...................          38,250
     7,900* World Color Press, Inc.........         211,325
                                               ------------
                                                  2,658,753
                                               ------------

            RAILROAD - 0.09%
     1,200  Florida East Coast
             Industries, Inc...............         113,400
     3,300* Motivepower Industries, Inc....          87,450
                                               ------------
                                                    200,850
                                               ------------

            REAL ESTATE - 0.60%
     2,300* Avatar Holdings, Inc...........          64,400
     3,800* Castle & Cooke, Inc............          63,175
     3,700* CB Commercial Real Estate......         123,487
     5,675  Cousins Properties, Inc........         171,669
     2,100  Forest City Enterprises, Inc.
             Class A.......................         119,963
     7,200* Grubb & Ellis Co...............          89,550
     7,600* Insignia Financial Group, Inc.
             Class A.......................         150,100
     7,100  LNR Property Corp..............         165,075
     8,800  Merry Land & Investment Co.,
             Inc...........................         206,250
     7,468  Republic Bancorp Inc...........         128,821
     2,100  Tejon Ranch Co.................          60,900
                                               ------------
                                                  1,343,390
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS - 7.17%
     6,100  Allied Capital Commercial Corp.         195,200
     4,200  American General Hospitality...         113,925
     5,300  American Health Properties
             Com-Core Group................         137,800
     7,000  Amli Residential Properties....         161,000
     6,000  Apartment Investment &
             Management Co. Class A........         212,250
     7,400  Arden Realty, Inc..............         225,237
     2,800  Associated Estates Realty Corp.          63,175
     7,300  Avalon Properties, Inc.........         224,475
     8,600  Bay Apartment Communities, Inc.         343,462
     9,200  Berkshire Realty Co., Inc......         104,650
     5,373  Bradley Real Estate, Inc.......         108,803
     8,230  BRE Properties, Inc. Class A...         236,612
     2,300  Burnham Pacific Properties,
             Inc...........................          32,919
    11,200  Cali Realty Corp...............         444,500
    10,928  Camden Poperty Trust...........         357,209
    10,750  Capstead Mortgage Corp.........         271,438

 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
     6,500  Capstone Capital Corp..........    $    153,563
     5,400  CBL & Associates Properties,
             Inc...........................         129,937
     2,800  CenterPoint Properties Corp....          92,750
     5,200  Charles E. Smith
             Residential Realty, Inc.......         179,400
     3,800  Chateau Communities, Inc.......         115,900
     3,200  Chelsea GCA Properties.........         121,600
     6,500  Colonial Properties Trust......         186,469
     9,800  Commercial Net Lease Realty,
             Inc...........................         158,025
    10,200  Cornerstone Properties, Inc....         196,987
    10,800  Cornerstone Realty Income......         123,525
     7,800  Criimi Mae, Inc................         115,538
     6,100  Crown American Realty Trust....          54,519
     7,200  Developers Diversified
             Realty Corp...................         280,350
    10,400  Dynex Capital, Inc.............         144,300
    12,500  Equity Inns, Inc...............         189,844
     4,900  Essex Property Trust, Inc......         177,012
     4,500  Evans Withycombe Residential,
             Inc...........................         111,937
     3,900  Excel Realty Trust, Inc........         118,950
    13,400  Federal Realty Investment
             Trust.........................         337,512
     7,600  FelCor Suite Hotels, Inc.......         275,975
    11,100  First Industrial Realty Trust,
             Inc...........................         391,969
     3,500  First Union Real Estate........          52,062
     8,100  Franchise Finance Corp. of
             America.......................         214,650
     4,800  Gables Residential Trust.......         130,500
     7,000  General Growth Properties,
             Inc...........................         258,125
     3,400  Glenborough Realty Trust, Inc..          91,800
     5,800  Glimcher Realty Trust..........         127,237
     7,100  Health Care Property
             Investors, Inc................         280,450
     3,500  Health Care REIT, Inc..........          89,469
     3,500  Healthcare Realty Trust, Inc...         102,375
     9,100  Highwoods Properties, Inc......         327,031
     2,600  Home Properties of NY, Inc.....          69,062
     3,892  Horizon Group, Inc.............          46,218
     5,300  Hospitality Properties Trust...         188,481
    15,300  INMC Mortgage Holdings, Inc....         347,119
     3,700  Innkeepers USA Trust...........          59,431
    11,300  IRT Property Co................         136,306
     4,100  Irvine Apartment Communities,
             Inc...........................         127,356
     5,400  JDN Realty Corp................         167,737
     3,300  JP Realty, Inc.................          82,500
     4,400  Kilroy Realty Corp.............         115,500
     7,200  Koger Equity, Inc..............         150,300
     7,200  Liberty Property Trust.........         201,150
     5,800  LTC Properties, Inc............         118,537

--------------------------------------------------------------------------------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          31
November 30, 1997 (Unaudited)
================================================================================



 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
     3,500  Macerich Co....................    $     94,938
     8,500  Manufactured Home
             Communities, Inc..............         231,625
     3,200  MGI Properties.................          74,200
     5,300  Mid-America Apartment
             Communities, Inc..............         146,412
     8,800  Mills Corp.....................         243,650
     4,300  National Golf Properties, Inc..         136,525
     5,600  National Health Investors, Inc.         222,600
    10,500  Nationwide Health Properties,
             Inc...........................         248,062
     7,000  Oasis Residential, Inc.........         152,687
     6,300  Ocwen Asset Investment Corp....         114,581
     4,586  Omega Healthcare Investors,
             Inc...........................         165,956
     4,500  Pennsylvania Real Estate
             Investment Trust..............         107,719
     9,482  Post Properties, Inc...........         366,242
     7,000  Prentiss Properties Trust......         181,125
     4,700  Price REIT, Inc................         185,650
     1,700  Prime Retail, Inc..............          24,544
     5,800  Realty Income Corp.............         151,887
     7,400  Reckson Associates Realty
             Corp..........................         196,562
     2,500  Redwood Trust, Inc.............          63,281
     5,300  Regency Realty Corp............         140,781
     9,000  RFS Hotel Investors, Inc.......         171,000
     2,900  Saul Centers, Inc..............          51,113
     5,200  Security Capital Atlantic,
             Inc...........................         112,450
       369  Security Capital Group
             Warrants......................           1,983
     6,800  Shurgard Storage Centers, Inc.
             Class A.......................         187,425
       324  SLH Corp.......................          17,496
     1,600  Sovran Self Storage, Inc.......          48,800
     5,800  Storage Trust Realty...........         144,275
     6,200  Storage USA, Inc...............         242,188
     5,600  Summit Properties, Inc.........         116,200
     3,900  Sun Communities, Inc...........         142,106
     4,100  Sunstone Hotel Investors, Inc..          72,006
     7,700  Taubman Centers, Inc...........          95,288
     6,200  Thornburg Mortgage Asset Corp..         121,675
     3,900  Town & Country Trust...........          69,225
     3,600  TriNet Corporate Realty Trust,
             Inc...........................         138,600
     3,600  Universal Health Realty
             Income Trust..................          75,375
     7,100  Urban Shopping Centers, Inc....         236,519
     6,300  Walden Residential
             Properties, Inc...............         153,563
     7,900  Washington Real Estate
             Investment Trust..............         128,375

 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
     5,100  Weeks Corp.....................    $    163,200
     4,300  Western Investment Real
             Estate Trust..................          59,125
                                               ------------
                                                 16,169,127
                                               ------------

            RESTAURANTS - 1.48%
     7,562  Apple South, Inc...............         138,952
     7,850  Applebees International, Inc...         165,831
    10,400  Bob Evans Farms, Inc...........         208,000
    17,100* Brinker International, Inc.....         252,225
    14,880* Buffets, Inc...................         132,060
     9,650  CKE Restaurants, Inc...........         362,478
     9,900* Foodmaker, Inc.................         153,450
     4,300* International Dairy Queen,
             Inc Class A...................         113,412
     7,100* Landrys Seafood Restaurants,
             Inc...........................         199,687
     7,600* Lone Star Steakhouse & Saloon..         141,550
     5,900  Luby's Cafeterias, Inc.........         116,525
     2,700  Morrison Health Care, Inc......          48,263
     6,800* NPC International, Inc.........          90,525
     4,625* Papa Johns International, Inc..         153,781
     5,200* Rainforest Cafe, Inc...........         187,200
     5,900* Ruby Tuesday, Inc..............         154,875
    15,600* Ryan's Family Steak Houses,
             Inc...........................         138,450
     5,000  Sbarro, Inc....................         140,000
    16,200* Shoney's, Inc..................          70,875
     4,750* Sonic Corp.....................         131,367
     2,800* The Cheesecake Factory.........          86,100
     6,100* Triarc Companies Inc. Class A..         145,638
                                               ------------
                                                  3,331,244
                                               ------------

            SAVINGS & LOAN - 1.72%
     5,020  ALBANK Financial Corp..........         232,175
     6,540  Astoria Financial Corp.........         360,517
     6,000  Bay View Capital Corp..........         202,500
     1,200  CFX Corp.......................          33,300
     4,100  CitFed Bancorp, Inc............         207,562
     5,200* Coast Savings Financial, Inc...         312,000
     5,200  Dime Community Bancorp, Inc....         120,900
     4,910  Downey Financial Corp..........         135,025
     4,500* FirstFed Financial Corp........         164,250
     4,000  HFNC Financial Corp............          59,500
     2,900  JSB Financial, Inc.............         135,212
     2,600  Klamath First Bancorp..........          56,875
     7,600  Long Island Bancorp, Inc.......         358,150
     4,132  MAF Bancorp, Inc...............         134,290
     3,000  ML Bancorp Inc.................          86,250

 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            SAVINGS & LOAN - Continued
     6,224  Peoples Heritage Financial
             Group, Inc....................    $    265,298
     3,631  Provident Bankshares Corp......         215,137
     3,748  Queens County Bancorp, Inc.....         131,180
    23,017  Sovereign Bancorp, Inc.........         435,885
     7,100  TR Financial Corp..............         233,412
                                               ------------
                                                  3,879,418
                                               ------------

            SECURITIES RELATED - 1.23%
     7,800* E*Trade Group, Inc.............         195,488
     3,100  Enhanced Financial Services
             Group Inc.....................         173,213
     8,017  Financial Security Assurance
             Holding Ltd...................         351,746
     3,600* Hambrecht & Quist Group........         138,150
     3,300  Interra Financial, Inc.........         182,119
     2,900  Investors Financial Services
             Corp..........................         121,800
       199  Investors Financial Services
             Corp. Class A.................           7,263
     2,400  Jefferies Group, Inc...........         170,100
     5,133  Legg Mason, Inc................         248,309
     6,600  McDonald & Co Investments,
             Inc...........................         177,787
     9,150  Morgan Keegan, Inc.............         183,572
     5,400  Pioneer Group, Inc.............         169,425
     4,900  Piper Jaffray Companies, Inc...         135,669
     5,031  Quick & Reilly Group Inc.......         188,977
     6,100  Raymond James Financial Inc....         217,694
     1,700* White River Corp...............         117,300
                                               ------------
                                                  2,778,612
                                               ------------

            SEMICONDUCTORS - 1.50%
     6,300* Actel Corp.....................          92,925
     6,200* Alliance Semiconductor Corp....          39,137
     4,800* Altron, Inc....................          75,600
     3,600* Anadigics, Inc.................         119,700
     3,000* ATMI Inc.......................          96,375
     6,200* Burr Brown Corp................         187,550
     8,000* Chips & Technologies, Inc......         123,500
    13,400* Cirrus Logic, Inc..............         177,550
     3,100  Cohu, Inc......................         110,050
     5,550* Credence Systems Corp..........         148,809
     6,200* Cymer Inc......................         118,963
    11,100* DSP Communications, Inc........         177,600
     4,300* Electroglas, Inc...............          81,700
     5,300* ESS Technology, Inc............          53,000
     5,700* Etec Systems, Inc..............         260,775

--------------------------------------------------------------------------------

================================================================================
32          SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================


 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            SEMICONDUCTORS - Continued
     8,000* FSI International, Inc.........    $    121,500
     2,900* Fusion Systems Corp............           3,263
    11,000* International Rectifier Corp...         155,375
     5,100* Level One Communications, Inc..         212,925
     4,600* MRV Communications, Inc........         129,950
     3,960* National Semiconductor Corp....         131,175
    11,000* Ramtron International Corp.....          70,813
     2,950* SDL, Inc.......................          49,044
     7,400* Silicon Valley Group Inc.......         175,750
     3,400* Siliconix, Inc.................         164,050
     1,600* Speedfam International, Inc....          41,000
     2,700* Triquint Semiconductor, Inc....          54,000
     6,200* Unitrode Corp..................         116,638
     5,350* Zilog, Inc.....................         102,319
                                               ------------
                                                  3,391,036
                                               ------------

            TELECOMMUNICATIONS - 3.15%
     7,100  ABM Industries, Inc............         197,912
     3,700* ACC Corp.......................         172,975
     4,000* Adtran, Inc....................         143,500
     4,600* Aerial Communications, Inc.....          41,687
    14,100* Aspect Telecommunications Co...         316,369
     9,100* Brooks Fiber Properties, Inc...         498,225
       825* Cable Michigan, Inc............          16,655
    10,300* CellNet Data Systems, Inc......          86,263
     4,200* CellStar Corp..................         108,675
     3,500* Cellular Communications
             International, Inc............         152,250
     8,180* Cellular Technical Services
             Inc...........................          22,495
     4,800* Centennial Cellular Corp.
             Class A.......................          91,800
     3,700* Cidco, Inc.....................          74,925
       700* CKS Group, Inc.................           9,275
     3,500* Coherent Communications
             Systems Corp..................          96,031
     4,500* CommNet Cellular, Inc..........         158,906
    10,500  COMSAT Corp....................         240,188
     3,200* CoreComm Inc...................          42,000
    13,400* Glenayre Technologies, Inc.....         145,725
     1,699* Hearst-Argyle Television, Inc..          49,696
     7,100* HighwayMaster Communications,
             Inc...........................          45,262
     5,200  Inter-Tel, Inc.................         109,200
     5,400* InterVoice, Inc................          52,313
     4,300* Itron, Inc.....................          77,400
     5,000* IXC Communications, Inc........         173,437
     2,750* MasTec, Inc....................          70,125

 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            TELECOMMUNICATIONS - Continued
     8,000* McLeodUSA, Inc. Class A........    $    296,000
     2,794* Millicom International
             Cellular S.A..................         104,077
    12,400* Mobile Telecommunications
             Technologies Corp.............         215,450
     3,200* Natural Microsystems Corp......         152,000
     1,600  North Pittsburgh Systems.......          28,100
     6,766  NTL Inc........................         190,294
     7,300* Omnipoint Corp.................         154,213
     1,900* Pacific Gateway Exchange, Inc..          73,863
    12,500* PageMart Wireless, Inc.
             Class A.......................         123,437
    29,700* Paging Network, Inc............         358,256
     4,400* Plantronics, Inc...............         163,350
     4,500* Premier Technologies, Inc......         107,438
     7,200* Premisys Communications Inc....         198,450
     6,640* PriCellular Class A............          71,380
     3,500* Proxim, Inc....................          42,000
     1,200* Quintel Entertainment, Inc.....           6,900
     3,300* RCN Corp.......................         108,075
     4,700* Sanmina Corp...................         319,600
     4,800* Symmetricom, Inc...............          61,800
     1,800* Tekelec........................          68,175
     7,200* Tel-Save Holdings, Inc.........         155,700
     4,100* Transaction Network
             Services, Inc.................          71,750
     6,200* USLD Communications Corp.......         128,650
     8,200* Vanguard Cellular Systems,
             Inc. Class A..................         114,287
    16,100* Western Wireless Corp.
             Class A.......................         299,863
     8,800* WinStar Communications, Inc....         232,650
     8,600  Wireless Telecom Group.........          61,813
                                               ------------
                                                  7,100,860
                                               ------------

            TEXTILE - PRODUCTS - 0.63%
    14,200* Burlington Industries, Inc.....         205,900
     6,100* Cone Mills Corp................          48,038
     4,100  Culp, Inc......................          76,363
     5,500* Fabri-Centers of America, Inc.
             Class A.......................         115,156
     4,750  G & K Services, Inc. Class A...         174,563
     7,650  Guilford Mills, Inc............         193,641
     6,600* Lydall, Inc....................         133,650
     5,400* Mohawk Industries, Inc.........         163,350
     3,200  Springs Industries, Inc.
             Class A.......................         161,400
     6,800  Wellman, Inc...................         144,075
                                               ------------
                                                  1,416,136
                                               ------------

 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            TOBACCO - 0.18%
     3,000  Cons Cigar Holdings Inc........    $     82,687
     9,500  DIMON, Inc.....................         237,500
     3,601* General Cigar Holdings, Inc....          84,623
     8,400* Mafco Consolidated Group Inc...           3,413
                                               ------------
                                                    408,223
                                               ------------

            TRUCKERS - 0.75%
     7,500* American Freightways Corp......         107,812
     4,950  Arnold Industries, Inc.........          88,481
     7,800* Consolidated Freightways Corp..         121,875
     5,832* Heartland Express, Inc.........         137,781
       500* Knight Transportation, Inc.....          13,719
     5,200* Landstar System, Inc...........         134,875
     2,300* M.S. Carriers, Inc.............          55,487
     3,100  Roadway Express, Inc...........          83,700
    12,575  Rollins Truck Leasing Corp.....         211,417
     4,600* Swift Transportation Co., Inc..         127,650
     5,600  USFreightways Corp.............         172,200
     3,750  Werner Enterprises, Inc........          80,156
     3,700  Xtra Corp......................         195,175
     6,500* Yellow Corp....................         171,438
                                               ------------
                                                  1,701,766
                                               ------------

            UTILITIES - COMMUNICATION - 0.2    8%
     9,200  Aliant Communications, Inc.....         278,300
     3,200  CFW Communications Co..........          72,800
     4,666* Commonwealth Telephone
             Enterprise....................         135,314
     5,178  PXRE Corp......................         153,075
                                               ------------
                                                    639,489
                                               ------------

            UTILITIES - ELECTRIC - 1.90%
    13,100  Atlantic Energy, Inc...........         263,637
     3,600  Black Hills Corp...............         114,525
     5,600  Central Louisiana Electric
             Co., Inc......................         162,750
     8,100  Central Maine Power Co.........         114,412
     3,400  CILCORP, Inc...................         149,175
     4,600  Commonwealth Energy System
             Companies.....................         131,387
    11,500  Delmarva Power & Light Co......         242,937
     9,300  Eastern Utilities Associates...         223,200
    15,100* El Paso Electric Co............         101,925
     4,100  Empire District Electric Co....          77,131
     5,700  Hawaiian Electric Industries,
             Inc...........................         221,944
     5,600  Indiana Energy, Inc............         157,500
     3,200  Interstate Power Co............         106,200

--------------------------------------------------------------------------------

================================================================================
            SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          33
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
     7,525  Madison Gas & Electric Co......    $    153,322
     6,300  Minnesota Power & Light Co.....         243,731
    11,600  Nevada Power Co................         268,975
     2,875  Otter Tail Power Co............          99,906
    10,400  Public Service Co. of New
             Mexico........................         212,550
     9,300  Rochester Gas & Electric Corp..         255,750
     5,950  SIG Corp, Inc..................         159,163
     2,700  TNP Enterprises, Inc...........          74,250
     8,020* Tuscon Electric Power Co.......         139,348
     3,700  United Illuminating Co.........         150,775
    10,500  Washington Gas Light Co........         281,531
     5,900  WPL Holdings, Inc..............         179,950
                                               ------------
                                                  4,285,974
                                               ------------

            UTILITIES - GAS, DISTRIBUTION - 0.73%
    12,700  AGL Resources, Inc.............         249,237
     2,200  Colonial Gas Co................          55,137
     2,200  Connecticut Energy Corp........          56,925
     2,700  Connecticut Natural Gas Corp...          65,137
     4,300  Energen Corp...................         163,400
     9,200* National-Oilwell, Inc..........         291,525
     5,600  Northwest Natural Gas Co.......         156,800
     1,200  NUI Corp.......................          29,550
     7,400  Piedmont Natural Gas Co., Inc..         241,887
     7,800  Public Service Co. of
             North Carolina, Inc...........         157,950
     9,900  Southwestern Energy Co.........         115,706
     2,550  Yankee Energy Systems, Inc.....          60,403
                                               ------------
                                                  1,643,657
                                               ------------

            UTILITIES - GAS, PIPELINE - 0.12%
     1,600  North Carolina Natural Gas
             Corp..........................          53,000
     5,900  ONEOK Inc......................         220,513
                                               ------------
                                                    273,513
                                               ------------

            UTILITIES - MISCELLANEOUS - 0.72%
     4,400  Central Hudson Gas & Electric
             Corp..........................         169,400
     7,000  IES Industries, Inc............         245,438
     7,150  MDU Resources Group, Inc.......         213,606
     8,100  Northwestern Public Service Co.         168,581
     3,500  Orange and Rockland Utilities,
             Inc...........................         139,781

 NUMBER                                             MARKET
OF SHARES                                            VALUE
-----------------------------------------------------------
            UTILITIES - MISCELLANEOUS - Continued
     7,700  Sierra Pacific Resources.......    $    260,837
     2,900  Trigen Energy Corp.............          66,519
     9,000* Walter Industries, Inc.........         178,875
     5,600  WPS Resources Corp.............         169,750
                                               ------------
                                                  1,612,787
                                               ------------

            WATER SERVICES - 0.26%
     3,000  Aquarion Co....................          91,125
     1,400  California Water Service Co....          74,900
     1,900  E'Town Corp....................          67,094
     7,950  Philadelphia Suburban Corp.....         197,259
     2,150  Southern California Water Co...          48,509
     6,200  United Water Resources.........         111,600
                                               ------------
                                                    590,487
                                               ------------

            TOTAL COMMON STOCKS
            (Cost $176,254,670)............     220,506,813
                                               ------------

 PAR
VALUE
-----------------------------------------------------------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 1.89%

            SECURITIES RELATED - 1.89%
$4,262,000  Merrill Lynch & Co., Inc.
             5.73% due 12/1/97.............       4,262,000
                                               ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $4,262,000)..............       4,262,000
                                               ------------

            UNITED STATES GOVERNMENT
            SHORT TERM - 0.11%

            U. S. TREASURY BILLS - 0.11%
            United States Treasury Bills,
    100,000 4.69% due 12/11/97............          99,870
    150,000 4.67% due 12/11/97............         149,804
                                               ------------

            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $249,674)................         249,674
                                               ------------

                                                    MARKET
                                                     VALUE
-----------------------------------------------------------


TOTAL INVESTMENTS

            (Cost $180,766,344) - 99.81%...    $225,018,487
            Other assets and liabilities,
             net - 0.19%...................         436,520
                                               ------------
            NET ASSETS (equivalent
            to $18.32 per share on
            12,309,654 shares
            outstanding ) - 100%...........    $225,455,007
                                               ============

          * Non-income producing

                                                UNREALIZED
CONTRACTS                                      DEPRECIATION
-----------------------------------------------------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/97)
   18(2)    Russell 2000 Index Futures
             (December/$431.85)............    $   (66,925)
                                               ============

            (1)U.S.Treasury Bills with a market value of approximately $250,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 500

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  12,309,654 shares outstanding...........     $    123,097
Additional paid in capital................      149,218,449
Undistributed net realized gain on
  securities..............................       31,885,016
Undistributed net investment income.......           43,227
Unrealized appreciation (depreciation) of:
  Investments...........  $44,252,143
  Futures ..............     (66,925)            44,185,218
                          ------------         ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................     $225,455,007
                                               ============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
34           SMALL CAP INDEX FUND - FINANCIAL STATEMENTS (Unaudited)
================================================================================



STATEMENT OF OPERATIONS
For the six months ended November 30, 1997


INVESTMENT INCOME:
Dividends............................................................       $  1,361,332
Interest.............................................................            244,424
                                                                            ------------
  Total investment income............................................          1,605,756
                                                                            ------------


EXPENSES:
Advisory fees........................................................            378,414
Custodian and accounting services....................................             27,298
Reports to shareholders..............................................             12,954
Audit fees and tax services..........................................              2,370
Directors' fees and expenses.........................................              2,509
Miscellaneous........................................................              4,453
                                                                            ------------
  Total expenses.....................................................            427,998
                                                                            ------------
NET INVESTMENT INCOME................................................          1,177,758
                                                                            ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments.......................................... $13,960,776
  Futures contracts....................................     823,030           14,783,806
                                                        -----------

Net unrealized appreciation (depreciation)
  during the period: Investments.......................  10,574,309
  Futures contracts....................................    (378,925)          10,195,384
                                                        -----------         ------------
   Net realized and unrealized gain on securities during the period......     24,979,190
                                                                            ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................   $ 26,156,948
                                                                            ============


STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the            For the
                                                                 six months ended   fiscal year ended
                                                                 November 30, 1997    May 31, 1997
                                                                 -----------------  -----------------
OPERATIONS:
Net investment income .......................................     $   1,177,758      $   2,388,474
Net realized gain on securities .............................        14,783,806         17,523,137
Net unrealized appreciation (depreciation) of securities
  during the period .........................................        10,195,384         (6,382,053)
                                                                  -------------      -------------
  Increase in net assets resulting from operations ..........        26,156,948         13,529,558
                                                                  -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .......................................        (1,153,176)        (2,385,945)
Net realized gain on securities .............................              --          (11,216,991)
                                                                  -------------      -------------
  Decrease in net assets resulting from distributions
   to shareholders ..........................................        (1,153,176)       (13,602,936)
                                                                  -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ............................        21,597,002         20,665,121
Proceeds from capital stock issued for distributions
   reinvested ...............................................         1,153,176         13,602,936
                                                                  -------------      -------------
                                                                     22,750,178         34,268,057
Cost of capital stock repurchased ...........................       (14,757,686)       (22,521,418)
                                                                  -------------      -------------

  Increase in net assets resulting from capital
   stock transactions .......................................         7,992,492         11,746,639
                                                                  -------------      -------------
TOTAL INCREASE IN NET ASSETS ................................        32,996,264         11,673,261

NET ASSETS:
Beginning of period .........................................       192,458,743        180,785,482
                                                                  -------------      -------------
End of period (including undistributed net investment
   income of $43,227 and $18,645) ...........................     $ 225,455,007      $ 192,458,743
                                                                  =============      =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ................................         1,175,201          1,339,448
Shares issued for distributions reinvested ..................            64,240            890,371
Shares of capital stock repurchased .........................          (823,111)        (1,465,127)
                                                                  -------------      -------------
  Increase in shares outstanding ............................           416,330            764,692
Shares outstanding:
  Beginning of period .......................................        11,893,324         11,128,632
                                                                  -------------      -------------
  End of period .............................................        12,309,654         11,893,324
                                                                  =============      =============



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS                35
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                            MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCKS - 98.32%
            AEROSPACE/DEFENSE - 0.27%
    15,264  British Aerospace..............    $    416,595
                                               ------------
            AIRLINES - 0.81%
     4,100  British Airways plc - ADR......         375,150
    40,000* Japan Air Lines Co. Ltd........         124,427
    25,000  Lufthansa Ag...................         474,908
    60,000  Malay Airline System Bhd.......          44,162
    35,000  Singapore Airlines.............         228,321
                                               ------------
                                                  1,246,968
                                               ------------
            APPAREL & PRODUCTS - 0.40%
    20,000  Onward Kashiyama Co., Ltd......         282,076
   163,039  Pacific Dunlop Ltd.............         333,994
                                               ------------
                                                    616,070
                                               ------------
            APPLIANCES/FURNISHINGS - 1.84%
    50,000  Brother Industries.............         110,872
    22,000  Matsushita Electric Industrial
             Co. Ltd.......................         343,036
     4,200  Matsushita Electric Industrial
             Co. Ltd. - ADR ...............         651,263
    10,000  Philips Electronics NV.........         660,695
    33,000  Sanyo Electric Co. Ltd.........          93,085
     3,400  Sanyo Electric Co. Ltd. - ADR..          47,600
    10,970  Sony Corp - ADR................         915,995
                                               ------------
                                                  2,822,546
                                               ------------
            AUTO - CARS - 4.50%
    20,000  Daimler-Benz AG - ADR..........       1,412,500
    50,000  Fiat S.p.A.....................         144,423
    16,500  Fiat S.p.A. - ADR..............         235,125
    12,500  Honda Motor Co., Ltd. - ADR....         888,281
    35,000  Nissan Motor Co., Ltd..........         152,204
    18,000  Nissan Motor Co., Ltd. - ADR...         163,125
       500  Peugeot Citroen SA.............          56,494
    98,000  Toyota Motor Corp..............       2,825,779
     3,519  Toyota Motor Corp. - ADR.......         201,903
       500  Volkswagen Ag..................         283,527
    20,000  Volvo AB.......................         533,575
                                               ------------
                                                  6,896,936
                                               ------------
            AUTO - ORIGINAL EQUIPMENT - 0.09%
    25,000  Calsonic Corp..................         131,244

 NUMBER                                            MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            AUTO - REPLACEMENT PARTS - 1.35%
    36,000  Bridgestone Corp...............    $    781,352
     1,600  Bridgestone Corp. - ADR........         347,267
     5,550  Denso Corp.....................         405,297
    10,093  Michelin (CGDE) Class B........         543,691
                                               ------------
                                                  2,077,607
                                               ------------
            BANKS - OTHER - 12.62%
    60,000  AMMB Holdings BHD..............          51,352
    50,000  Asahi Bank Ltd.................         211,557
     3,190  Asahi Bank Ltd. - ADR..........         134,973
   126,000  Bank of Tokyo - Mitsubishi.....       1,826,445
    68,000  Bank of Yokohama Ltd...........         210,993
     2,296  Bank of Yokohama Ltd. - ADR....          71,241
    38,287  Barclays plc...................         923,387
    30,000  Bco Santander..................         907,384
    40,000  Chiba Bank Ltd.................         156,082
   108,000  Commerce Asset Holding.........          57,925
    11,250* Commerce Asset Holding
             (Warrants)....................           1,220
   250,000  DCB Holdings BHD...............         146,209
    50,000* DCB Holdings BHD (Warrants)....          15,120
     6,300  Den Danske Bank AF 1871 - ADR..         747,818
    27,500  Deutsche Bank AG - ADR.........       1,763,350
    10,000  Development Bank of Singapore
             Ltd...........................          94,088
    13,625  Development Bank of Singapore
             Ltd. - ADR ...................         513,333
    25,000  Dresdner Bank AG - ADR.........         969,480
     4,830  Fuji Bank Ltd. - ADR...........         259,240
    25,000  Hang Seng Bank.................         219,914
     5,180  HSBC Holdings plc - ADR........       1,249,720
    15,000  Industrial Bank of Japan Ltd...         133,986
    25,000* Istituto Banco San Paolo Torino         207,084
    13,500  Istituto Mobiliare Italiano
             S.p.A.- ADR ..................         419,344
    48,000  Joyo Bank......................         192,564
   165,488  Lloyds TSB Group plc...........       1,886,577
    30,658  National Australia Bank Ltd....         405,508
     9,319  National Australia Bank Ltd.
             - ADR.........................         621,461
    10,412  National Westminster Bank plc..         157,912
    20,201  Royal Bank Scot Group..........         232,340
    98,000  Sakura Bank Ltd................         342,472
     2,000* Schweiz Bankverein.............         574,414
    30,000  Shizuoka Bank..................         277,375
    74,000  Sumitomo Bank..................         939,314
    26,000  Tokai Bank.....................         139,549
     2,225  Tokai Bank - ADR...............         238,844

 NUMBER                                            MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            BANKS - OTHER - Continued
     1,300  Union Bank of Switzerland AG...    $  1,654,860
    13,300  Westpac Banking Corp. Ltd.
             - ADR.........................         412,300
                                               ------------
                                                 19,366,735
                                               ------------
            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.87%
    38,800  Bass plc.......................         557,000
    16,000  Kirin Brewery Co., Ltd.........         123,236
    12,000  LVMH (Moet Hennessy Louis
             Vuitton) - ADR ...............         418,500
    45,000  Sapporo Breweries..............         240,470
                                               ------------
                                                  1,339,206
                                               ------------
            BROADCASTING - 0.33%
    50,000  British Sky Broadcasting
             Group plc.....................         371,558
       764  Canal Plus.....................         132,914
                                               ------------
                                                    504,472
                                               ------------
            BUILDING MATERIALS - 1.52%
    20,000  Asahi Glass Co. Ltd............         127,718
     1,223  Cie De St Gobain...............         166,152
    30,818  CRH plc........................         361,468
     2,505  Fletcher Challenge Building
             Division .....................          73,271
     2,700  Glaverbel SA...................         384,394
       725  Holderbank Finance Glarus......         632,049
    40,000  Inax Corp......................         145,426
     4,116  Lafarge SA.....................         271,923
    15,000  Tostem Corp....................         170,421
                                               ------------
                                                  2,332,822
                                               ------------
            CHEMICAL - MAJOR - 1.15%
    25,000  BASF AG........................         884,604
    10,000  Bayer AG.......................         370,116
    10,000  Bayer AG - ADR.................         370,047
    20,000  Sekisui Chemical...............         145,583
                                               ------------
                                                  1,770,350
                                               ------------
            CHEMICAL - MISCELLANEOUS - 1.84%
    13,603  Air Liquide - ADR..............         428,126
     5,100  Akzo Nobel N V- ADR............         447,525
    28,420  BOC Group plc..................         453,586
     7,500  Degussa Ag.....................         347,888
     6,000  Imperial Chemical Industries
             plc -ADR .....................         356,625

--------------------------------------------------------------------------------

================================================================================
36   INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                            MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - Continued

    13,100  Shin Etsu Chemical Co..........    $    311,013
    50,000  Toray Industries Inc...........         227,228
     5,500  Toray Industries Inc. - ADR....         249,951
                                               ------------
                                                  2,821,942
                                               ------------

            CONGLOMERATES - 1.90%
     6,890  Broken Hill Proprietary Co.
             Ltd. - ADR ...................         125,743
    43,006  BTR plc........................         149,261
    37,426  BTR plc - ADR..................         517,684
    30,000  Hutchison Whampoa..............         199,863
     3,300  Itochu Corp. - ADR.............          85,586
    71,250  Keppel Corp. Ltd...............         241,336
    26,875  Keppel Corp. Ltd. - ADR........         182,255
     8,157  Lagardere Groupe...............         234,901
    70,000  Marubeni Corp..................         174,966
     3,200  Marubeni Corp. - ADR...........          79,984
    42,000  Mitsubishi Corp................         327,773
    50,000  Mitsui & Co....................         347,502
    60,000  Sime Darby Holdings Ltd........          59,910
   194,400  Sime Darby Holdings
             Ltd. - ADR....................         194,886
                                               ------------
                                                  2,921,650
                                               ------------

            CONSUMER FINANCE - 0.03%
    37,000  Nippon Shinpan Co..............          44,936
                                               ------------

            COSMETICS/TOILETRIES - 1.35%
     1,100  Loreal Co......................         421,121
    15,400  Loreal Co. - ADR...............       1,179,098
    34,490  Shiseido Ltd. - ADR............         467,522
                                               ------------
                                                  2,067,741
                                               ------------

            DRUGS - 7.96%
    26,666  Astra AB.......................         462,766
    55,400  Glaxo Wellcome plc - ADR.......       2,531,088
     7,700  Kissei Pharmaceutical Co.......         103,169
     1,600  Novartis Ag....................       2,556,319
     5,000  Ono Pharmaceutical.............         127,718
       250  Roche Holdings AG..............       2,237,341
    10,000  Sankyo Co. Ltd.................         318,903
   158,325  Smithkline Beecham.............       1,569,610
    45,000  Takeda Chemical Industries
             Ltd...........................       1,315,181
    10,300  Zeneca Group plc - ADR.........         990,731
                                               ------------
                                                 12,212,826
                                               ------------

 NUMBER                                            MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            ELECTRICAL EQUIPMENT - 1.69%

     1,000  Barco..........................    $    186,893
    58,000  Delta plc......................         257,870
    15,000  Fanuc..........................         564,153
    30,000  Fujikura.......................         216,023
    84,000  General Electric plc...........         546,900
    10,400  General Electric plc - ADR.....          67,590
    10,000  Murata Manufacturing Co........         300,098
     3,400  Sumitomo Electric Industries
             Ltd. - ADR ...................         455,553
                                               ------------
                                                  2,595,080
                                               ------------

            ELECTRONIC INSTRUMENTS - 2.41%
    50,000  Hitachi Ltd....................         354,554
     8,550  Hitachi Ltd. - ADR.............         613,997
     6,000  Kyocera Corp...................         289,598
    25,000  NEC Corp.......................         264,447
     5,100  NEC Corp. - ADR................         269,662
    50,000  Racal Electronics plc..........         182,823
     7,110  Schneider SA...................         380,594
     8,000  Siemens AG.....................         469,748
    12,000  Siemens AG - ADR...............         704,489
    25,000  Yokogawa Electric..............         164,153
                                               ------------
                                                  3,694,065
                                               ------------

            FINANCE COMPANIES - 2.10%
    20,000  Abbey National.................         319,202
    63,000  ABN Amro Holdings N V..........       1,201,480
       126* Credit Local de France.........          13,084
     8,182  Fortis Amev NV.................         338,429
    20,180  ING Groep NV...................         820,482
     3,984  Societe Generale...............         523,704
                                               ------------
                                                  3,216,381
                                               ------------

            FOODS - 3.44%
    25,000  Ajinomoto Inc..................         227,228
     1,900  Ajinomoto Inc. - ADR...........         172,693
    21,799  Cadbury Schweppes plc..........         226,421
     3,929  Cadbury Schweppes plc - ADR....         164,527
    31,532  Coca-Cola Amatil Ltd...........         234,738
    10,000  Daiei, Inc.....................          43,330
    11,500  Daiei, Inc. - ADR..............          83,375
   100,000  Golden Hope Plantations........         114,115
   106,875  Grand Metropolitan.............         972,902
    38,000  Nestle S A - ADR...............       2,795,983


 NUMBER                                            MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            FOODS - Continued
    30,750  Tate & Lyle plc................    $    243,569
                                               ------------
                                                  5,278,881
                                               ------------
            FOOTWEAR - 0.41%
     4,500  Adidas AG......................         634,108
                                               ------------
            FREIGHT - 0.59%
    98,000* Mitsui Osk Lines Ltd...........         148,200
    40,000  Nippon Yusen Kabushiki Kaish...         122,546
     8,570  Nippon Yusen Kabushiki Kaish
             - ADR.........................         262,556
    33,599  P & O Steam Navigation.........         363,738
                                               ------------
                                                    897,040
                                               ------------
            HOME BUILDERS - 0.18%
    15,000  Daiwa House Industry Co. Ltd...         121,058
       214  Sekisui Homes Ltd. - ADR.......          15,393
    20,000  Sekisui House, Ltd.............         143,859
                                               ------------
                                                    280,310
                                               ------------
            HOSPITAL SUPPLIES - 0.67%
     2,000  Novo-Nordisk A/S...............         244,920
    12,800  Novo-Nordisk A/S - ADR.........         786,400
                                               ------------
                                                  1,031,320
                                               ------------
            HOUSEHOLD PRODUCTS - 0.69%
     7,000  Katokichi Co...................         101,469
    16,400  Unilever N V- ADR..............         952,225
                                               ------------
                                                  1,053,694
                                               ------------
            INFORMATION PROCESSING - 0.79%
    14,000  Fujitsu Ltd....................         156,866
     7,200  Fujitsu Ltd. - ADR.............         403,369
     2,250  SAP AG.........................         654,522
                                               ------------
                                                  1,214,757
                                               ------------
            INSURANCE -  CASUALTY - 0.26%
    25,000  Mitsui Marine & Fire...........         123,408
    50,000  Nippon Fire & Marine
             Insurance.....................         154,750
    25,000  Sumitomo Marine & Fire.........         126,347
                                               ------------
                                                    404,505
                                               ------------
            INSURANCE - LIFE - 0.76%
    66,012  Irish Life plc.................         341,152

--------------------------------------------------------------------------------

================================================================================
      INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED         37
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                            MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            INSURANCE - LIFE - Continued
    15,240  Prudential plc - ADR...........    $    822,285
                                               ------------
                                                  1,163,437
                                               ------------

            INSURANCE - MULTILINE - 3.07%
     3,000  Allianz AG.....................         711,936
    23,549  Assic Generali.................         528,215
    15,962  AXA............................       1,158,356
     7,000* Gan Group......................         164,230
     1,000  Munchener Ruckvers.............         312,447
    54,014  Royal Sun Alliance.............         486,226
   154,095  Sedgwick Group plc.............         325,314
     4,000* Skandia Foersaekrings Ab.......         210,840
       500  Swiss Reinsurance AG...........         816,734
                                               ------------
                                                  4,714,298
                                               ------------

            LEISURE TIME - 1.56%
     4,000  Canon, Inc. - ADR..............         482,000
    20,000  Fuji Photo.....................         719,295
   152,542  Ladbroke Group plc.............         693,020
    85,000  Rank Group.....................         495,988
                                               ------------
                                                  2,390,303
                                               ------------

            LODGING - 0.25%
   297,916  Hong Kong & Shanghai Hotels....         256,283
    22,916* Hong Kong & Shanghai Hotels
             (Warrants) ...................             548
   180,000  Hotel Properties...............         129,842
                                               ------------
                                                    386,673
                                               ------------

            MACHINE TOOLS - 0.53%
    35,000  Amada Co., Ltd.................         175,788
    16,000  Makita Corp. - ADR.............         184,000
    40,000  Minebea Co. Ltd................         445,054
                                               ------------
                                                    804,842
                                               ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.87%
     3,501* Algeco.........................         134,624
    15,000  Bilfinger & Berger Bau AG......         552,027
     2,000* Jean Lefebvre SA...............         115,190
    52,000  Kajima Corp....................         171,126
     2,340  Kajima Corp. - ADR.............          77,007
    80,000* Kumagai Gumi Co................          62,611
    16,000* Kumagai Gumi Co. (Warrants)....           1,511

 NUMBER                                            MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - Continued
    70,000  Shimizu Corp...................    $    224,878
                                               ------------
                                                  1,338,974
                                               ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 1.94%
    10,000  Atlas Copco AB Series A........         306,935
       125  Bobst SA.......................         184,107
     8,000  Ebara Corp.....................          89,011
     2,530  Ebara Corp. - ADR..............         281,496
   100,000  Halma plc......................         182,401
    50,000  Kawasaki Heavy Industries......         122,625
    70,000  Kubota Corp....................         241,881
     1,350  Kubota Corp. - ADR.............          92,644
       750* Man AG.........................         223,278
     1,000  Mannesmann AG..................         465,551
       612  Rauma Oy.......................          10,561
    79,662  Rolls Royce....................         318,863
    25,367  Siebe plc......................         461,412
                                               ------------
                                                  2,980,765
                                               ------------

            MEDICAL TECHNOLOGY - 0.03%
    20,000* Instrumentation Laboratory
             S. p. A.......................          40,000
                                               ------------

            MERCHANDISE - SPECIALTY - 1.18%
    42,066  BAA plc........................         354,871
    75,000* Dickson Concepts
             International Ltd.............         140,680
    10,000  Esselte AB Series B............         206,566
    35,000  Great Universal Stores plc.....         410,825
    10,000  Hennes and Mauritz.............         462,345
     1,500  Herlitz AG.....................         107,599
    15,000  Takashimaya Co.................         119,883
                                               ------------
                                                  1,802,769
                                               ------------

            MERCHANDISING - DEPARTMENT - 1.46%
       500  Karstadt AG....................         173,802
    15,000  Marks & Spencer plc............         154,281
    25,033  Marks & Spencer plc - ADR......       1,558,810
    16,000  Marui Co., Ltd.................         250,735
    36,000  Mitsukoshi Ltd.................         101,547
       200  Mitsukoshi Ltd. - ADR..........           5,642
                                               ------------
                                                  2,244,817
                                               ------------

            MERCHANDISING - FOOD - 1.24%
    15,607  Ahold Kon Nv...................         416,228

 NUMBER                                            MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            MERCHANDISING - FOOD - Continued
     1,550  Carrefour SA...................    $    829,443
    10,000  Delhaize-Le Lion, S.A..........         505,710
    15,000  Melco International Development
             Limited ......................           3,881
    10,000  Uny Co. Ltd....................         147,307
                                               ------------
                                                  1,902,569
                                               ------------

            MERCHANDISING - MASS - 0.68%
    32,666  Argos plc......................         341,500
     4,356  Familymart Co..................         162,123
     2,550  Ito-Yokado Co. Ltd. - ADR......         457,088
    20,000  Seiyu Ltd......................          82,899
                                               ------------
                                                  1,043,610
                                               ------------

            METALS - MISCELLANEOUS - 0.87%
       200  Alusuisse Lonza Holdings.......         183,616
   108,274  North Ltd......................         277,626
     8,062  Rio Tinto Limited - ADR........         355,251
     6,432  Rio Tinto plc..................          77,670
     6,700  Rio Tinto plc - ADR............         328,300
    37,031* Western Mining.................         118,468
                                               ------------
                                                  1,340,931
                                               ------------

            METALS - STEEL - 1.24%
       500  Bekaert SA.....................         310,915
    36,700  British Steel plc..............          85,691
     2,000  British Steel plc - ADR........          48,000
    50,000* Cockerill Sambre...............         230,868
    60,000  Kawasaki Steel.................          98,727
     5,420  Kawasaki Steel - ADR...........          89,183
   200,000  Nippon Steel Co................         369,833
   155,000  NKK Corp.......................         156,670
    78,000  Sumitomo Metal Industries
             Ltd...........................         158,903
     7,400  Sumitomo Metal Industries
             Ltd. - ADR ...................         150,753
    50,000  Sumitomo Metal Mining..........         199,021
                                               ------------
                                                  1,898,564
                                               ------------

            MISCELLANEOUS - 0.33%
     8,000  Secom Co.......................         501,469
                                               ------------

            OIL - INTEGRATED INTERNATIONAL - 6.38%
    29,905  British Petroleum Co. PLC - ADR       2,482,126
    20,946  Elf Aquitaine SA - ADR.........       1,199,159
   225,000  Eni S.p.A......................       1,313,485

--------------------------------------------------------------------------------

================================================================================
38    INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                            MARKET
OF SHARES                                           VALUE
----------------------------------------------------------
            OIL - INTEGRATED INTERNATIONAL - Continued
    10,000  Repsol S A - ADR...............    $    431,250
    60,392  Royal Dutch Pete Co............       3,181,904
    11,207  Total..........................       1,177,026
                                               ------------
                                                  9,784,950
                                               ------------

            OIL/GAS PRODUCERS - 0.74%
     2,505  Fletcher Challenge Energy
             Division......................         104,584
     3,500  Norsk Hydro A/S - ADR..........         181,344
     3,000  OMV AG.........................         390,402
   112,500  Santos Ltd.....................         464,765
                                               ------------
                                                  1,141,095
                                               ------------

            PAPER/FOREST PRODUCTS - 0.81%
   149,394  Fletcher Challenge Forest
             Ltd...........................         137,331
     4,326  Fletcher Challenge
             Ltd. - ADR....................          40,556
     5,010  Fletcher Challenge Paper
             Division......................          65,130
    22,000  New Oji Paper Co., Ltd.........          91,534
       300  New Oji Paper Co.,
             Ltd. - ADR....................          12,482
    60,000  Nippon Paper Industries........         293,360
    10,000* Stora Kopparbergs..............         132,746
    22,000  UPM - Kymmene Corp.............         472,488
                                               ------------
                                                  1,245,627
                                               ------------

            PUBLISHING - NEWS - 1.13%
    69,816  Independent Newspapers plc.....         409,440
    22,500  News Corp Ltd. - ADR...........         487,969
    50,000  Reuters Holdings plc...........         564,093
    21,379  United News & Media plc........         269,719
                                               ------------
                                                  1,731,221
                                               ------------

            PUBLISHING/PRINTING - 0.59%
    30,000  Dai Nippon Printing Co. Ltd....         594,711
   100,000* Seat S.p.A.....................          39,652
     2,020  Wolters Kluwer NV..............         267,429
                                               ------------
                                                    901,792
                                               ------------

            RAILROAD - 0.99%
    30,000  Fukuyama Transporting Co.......         122,233
    90,000  Nagoya Railroad Co. Ltd........         316,631
     9,218  Nagoya Railroad Co. Ltd.
             - ADR.........................         324,299
   101,970  Odakyu Electric Railway Co.
             Ltd...........................         491,374
    60,000  Tokyu Corp.....................         256,219
                                               ------------
                                                  1,510,756
                                               ------------

 NUMBER                                            MARKET
OF SHARES                                           VALUE
----------------------------------------------------------
            REAL ESTATE - 1.81%
    41,427  Hammerson plc..................    $    321,844
   240,000  Hang Lung Development Co.......         364,798
    63,000  Mitsubishi Estate Co. Ltd......         730,578
    35,000  Mitsui Fudosan.................         370,225
    25,000  New World Development Co.......          92,655
    82,600  Sun Hung Kai Properties Ltd....         630,429
   128,000  Wharf (Holdings) Ltd...........         260,792
                                               ------------
                                                  2,771,321
                                               ------------

            SECURITIES RELATED - 0.87%
    25,000  Daiwa Securities Co. Ltd.......          87,170
    46,000  Mitsubishi Trust & Banking
             Corp..........................         612,733
     3,800  Nomura Securities Co. Ltd.
             - ADR.........................         470,440
   160,000* Peregrine Investment Holdings
             Ltd...........................         157,303
    16,000* Peregrine Investment Holdings
             Ltd.(Warrants)................             207
                                               ------------
                                                  1,327,853
                                               ------------

            TELECOMMUNICATIONS - 9.19%
    35,000  British Telecommunications
             plc...........................         270,140
    16,379  British Telecommunications
             plc - ADR ....................       1,277,562
    45,924  Cable & Wireless plc...........         417,279
    30,000  Deutsche Telekom...............         608,166
    10,000* France Telecom.................         367,252
    49,399  Hong Kong Telecommunications
             Ltd.- ADR ....................         938,581
    15,621  Kon Ptt Nederland..............         627,261
       300  Nippon Telephone & Telegraph
             Corp..........................       2,468,168
     7,000  Nokia AB OY....................         561,959
     2,600  Telecom Corp. of New Zealand
             Ltd.- ADR ....................         106,600
   300,000  Telecom Italia Mobile..........       1,214,719
   186,111  Telecom Italia Spa.............       1,160,258
    30,200  Telefonaktiebolage & LM
             Ericsson Class B - ADR .......       1,221,212
    14,000  Telefonica de Espana...........         403,729
    11,600  Telefonica de Espana - ADR.....       1,003,400
   165,000  Telekom Malaysia Berhad........         367,164
    16,500  Vodafone Group plc - ADR.......       1,089,000
                                               ------------
                                                 14,102,450
                                               ------------

            TEXTILE - PRODUCTS - 0.43%
    20,000  Courtaulds Textiles plc........         118,223

 NUMBER                                            MARKET
OF SHARES                                           VALUE
----------------------------------------------------------
            TEXTILE - PRODUCTS - Continued
     4,000* DMC Dollfus Mieg...............    $     68,978
    30,000  Marzotto & Figli S.p.A.........         321,262
    15,000  Wacoal Corp....................         145,740
                                               ------------
                                                    654,203
                                               ------------

            TOBACCO - 0.87%
    76,278  B.A.T.  Industries plc.........         685,354
    30,100  B.A.T.  Industries plc - ADR...         547,444
    32,000  Swedish Match AB...............         108,166
                                               ------------
                                                  1,340,964
                                               ------------

            UTILITIES - ELECTRIC - 4.52%
   155,000  China Light  &  Power..........         781,988
    48,000  Endesa S A.....................         900,000
     6,500  Hidroel Cantabrico.............         299,041
    30,000  Iberdrola SA...................         383,274
    16,600  Kansai Electric Power
             Co. Inc.......................         282,249
    60,000  National Power.................         573,044
     4,000  Oesterreichisch
             Elektrizitatswirt Schafts -
             AG Class A ...................         320,400
    10,000  RWE AG - ADR...................         490,126
    48,488  Scottish Power plc.............         393,079
   145,000  Tenaga Nasional Berhad.........         268,882
    25,200  Tokyo Electric Power...........         452,168
    30,000  VEBA AG........................       1,782,818
                                               ------------
                                                  6,927,069
                                               ------------

            UTILITIES - GAS, DISTRIBUTION - 0.32%
    44,117  Bg.............................         211,606
   127,000  Osaka Gas Co...................         283,605
                                               ------------
                                                    495,211
                                               ------------

            WATER SERVICES - 1.60%
     7,349  Eaux (Cie Generale)............         971,020
    10,196* Eaux (Cie Generale)
             (Warrants)....................           6,235
    21,147  Hyder plc......................         337,508
    26,385  Thames Water plc...............         397,490
    57,782  United Utilities plc...........         742,645
                                               ------------
                                                  2,454,898
                                               ------------

            TOTAL COMMON STOCKS
            (Cost $128,533,062)............     150,834,218
                                               ------------

--------------------------------------------------------------------------------

================================================================================
         INTERNATIONAL EQUITIES FUND - STATEMENT OF NET ASSETS CONTINUED 39 November 30, 1997 (Unaudited)
================================================================================

PAR                                                 MARKET
VALUE                                                VALUE
-----------------------------------------------------------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.16%

            U.S. TREASURY BILLS - 0.16%
$  250,000  United States Treasury Bills,
             4.67% due 12/11/97............    $    249,676
                                               ------------

            TOTAL UNITED STATES GOVERNMENT -
             SHORT TERM (Cost $249,676)....         249,676
                                               ------------

            TOTAL INVESTMENTS
            (Cost $128,782,738) - 98.48%...     151,083,894
            Other assets and liabilities,
             net - 1.52% ..................       2,333,958
                                               ------------
            NET ASSETS (equivalent
             to $10.83 per share on
             14,169,142 shares
             outstanding) - 100% ..........    $153,417,852
                                               ============

             *  Non-income producing


                                                 UNREALIZED
CONTRACTS                                       DEPRECIATION
------------------------------------------------------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/97)
   30(2)    Nikkei 225 Futures
             (December/$130.62)............    $   (220,372)
                                               ============

          (1)U.S.Treasury Bills with a market value of apimately $500,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
          (2)Per 500


----------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  14,169,142 shares outstanding...........     $    141,691
Additional paid in capital................      120,399,210
Undistributed net realized gain on
  securities..............................       10,724,419
Undistributed net investment income.......           96,174
Unrealized appreciation (depreciation) of:
  Investments...........  $22,301,156
  Futures ..............     (220,372)
  Foreign currency
   translation..........      (24,426)           22,056,358
                          -----------          ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................     $153,417,852
                                               ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

===============================================================================
40       INTERNATIONAL EQUITIES FUND - FINANCIAL STATEMENTS (Unaudited)
===============================================================================

STATEMENT OF OPERATIONS
For the six months ended November 30, 1997

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $204,157) ...      $  1,510,796
Interest ...................................................           444,587
                                                                  ------------
  Total investment income ..................................         1,955,383
                                                                  ------------
EXPENSES:
Advisory fees ..............................................           308,691
Custodian and accounting services ..........................            23,799
Reports to shareholders ....................................            11,500
Audit fees and tax services ................................             1,564
Directors' fees and expenses ...............................             2,284
Miscellaneous ..............................................            10,263
                                                                  ------------
  Total expenses ...........................................           358,101
                                                                  ------------
NET INVESTMENT INCOME ......................................         1,597,282
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments .................................. $ 6,154,413
  Foreign currency transactions ................     (25,550)
  Futures ......................................     105,997         6,234,860
                                                 -----------
Net unrealized depreciation during the period:
  Investments .................................. (13,414,919)
  Foreign currency translation .................     (48,512)
  Futures ......................................    (522,390)      (13,985,821)
                                                 -----------      ------------
   Net realized and unrealized loss on securities and
     foreign currencies during the period ..................        (7,750,961)
                                                                  ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........      $ (6,153,679)
                                                                  ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 For the             For the
                                                                             six months ended   fiscal year ended
                                                                             November 30, 1997     May 31, 1997
                                                                             -----------------  -----------------
OPERATIONS:
Net investment income ..................................................      $   1,597,282       $   3,339,991
Net realized gain on securities and foreign currency transactions ......          6,234,860           6,077,411
Net unrealized appreciation (depreciation) of securities and
  translation of foreign currencies during the period...................        (13,985,821)          3,956,886
                                                                              -------------       -------------
   Increase (decrease) in net assets resulting from operations .........         (6,153,679)         13,374,288
                                                                              -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................................         (1,949,995)         (3,206,176)
Net realized gain on securities ........................................                 --          (6,030,686)
                                                                              -------------       -------------
  Decrease in net assets resulting from distributions
   to shareholders .....................................................         (1,949,995)         (9,236,862)
                                                                              -------------       -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .......................................         37,727,989          74,488,255
Proceeds from capital stock issued for distributions reinvested ........          1,949,995           9,236,862
                                                                              -------------       -------------
                                                                                 39,677,984          83,725,117
Cost of capital stock repurchased ......................................        (59,593,441)       (112,684,896)
                                                                              -------------       -------------
  Decrease in net assets resulting from capital stock transactions .....        (19,915,457)        (28,959,779)
                                                                              -------------       -------------
TOTAL DECREASE IN NET ASSETS ...........................................        (28,019,131)        (24,822,353)

NET ASSETS:
Beginning of period ....................................................        181,436,983         206,259,336
                                                                              -------------       -------------
End of period (including undistributed net investment income
  of $96,174 and $448,887) .............................................      $ 153,417,852       $ 181,436,983
                                                                              -------------       -------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ...........................................          3,257,666           6,846,567
Shares issued for distributions reinvested .............................            169,076             848,956
Shares of capital stock repurchased ....................................         (5,115,042)        (10,334,613)
                                                                              -------------       -------------
  Decrease in shares outstanding .......................................         (1,688,300)         (2,639,090)
Shares outstanding:
  Beginning of period ..................................................         15,857,442          18,496,532
                                                                              -------------       -------------
  End of period ........................................................         14,169,142          15,857,442
                                                                              =============       =============

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

================================================================================
                    GROWTH FUND - STATEMENT OF NET ASSETS                     41
November 30, 1997 (Unaudited)
================================================================================


    NUMBER                                          MARKET
   OF SHARES                                        VALUE
   -------------------------------------------------------


            COMMON STOCKS -  94.26%

            ADVERTISING - 3.77%
   415,000* ADVO, Inc......................  $   9,026,250
   300,000* Catalina Marketing Corp........     13,875,000
   370,000* Outdoor Systems Inc............     11,423,750
                                             -------------
                                                34,325,000
                                             -------------

            APPAREL & PRODUCTS - 0.36%
    84,500* Tommy Hilfiger Corp............      3,316,625
                                             -------------

            AUTO - REPLACEMENT PARTS - 1.57%
   475,000* AutoZone, Inc..................     14,250,000
                                             -------------

            BANKS - REGIONAL - 1.85%
   450,000  Norwest Corp...................     16,846,875
                                             -------------
            BROADCASTING - 4.07%
   775,000  Comcast Corp. Class A Special..     21,700,000
   176,500  Liberty Media Group Series A...      5,956,875
   250,000* Sinclair Broadcast Group, Inc..      9,343,750
                                             -------------
                                                37,000,625
                                             -------------

            CONGLOMERATES - 0.74%
   172,186  Tyco International Ltd.........      6,758,301
                                             -------------

            ELECTRICAL EQUIPMENT - 0.22%
    67,300  Westinghouse Electric Corp.....      2,019,000
                                             -------------

            ENTERTAINMENT - 3.32%
   303,600  Carnival Corp. Class A.........     16,413,377
   145,000  Walt Disney Co.................     13,765,941
                                             -------------
                                                30,179,318
                                             -------------

            FINANCE COMPANIES - 3.39%
   211,500  Green Tree Financial Corp......      6,477,188
   105,000  Household International, Inc...     13,230,000
   234,100  Money Store, Inc...............      5,867,131
   168,000* Newcourt Credit Group, Inc. ...      5,252,083
                                             -------------
                                                30,826,402
                                             -------------

            FUNERAL SERVICES - 2.69%
   668,600  Service Corp. International....     24,445,697
                                             -------------



    NUMBER                                                  MARKET
   OF SHARES                                                VALUE
   ---------------------------------------------------------------

            GOVERNMENT SPONSORED - 3.21%
   440,000  Federal Home Loan Mortgage
             Corp..........................            $18,150,000
   210,000  Federal National Mortgage
             Association ..................             11,090,625
                                                       -----------
                                                        29,240,625
                                                       -----------

            HEALTHCARE - 5.27%
   275,000  Cardinal Health, Inc...........             20,831,250
    38,900* Patterson Dental Co............              1,597,331
   380,000* PhyCor, Inc....................              9,357,500
   675,000* Quorum Health Group Inc........             16,200,000
                                                       -----------
                                                        47,986,081
                                                       -----------

            HOSPITAL MANAGEMENT - 1.11%
   415,000* Vencor, Inc....................             10,063,750
                                                       -----------

            HUMAN RESOURCES - 4.95%
   475,000* Accustaff, Inc.................             14,042,188
   460,000* COREStaff, Inc.................             12,362,500
   198,400* Employee Solutions, Inc........              1,091,200
   620,000* Interim Services Inc...........             17,553,750
                                                       -----------
                                                        45,049,638
                                                       -----------

            INFORMATION PROCESSING -  8.57%
   525,000* Acxiom Corp....................              9,023,437
   400,000* Affiliated Computer Services
             Inc., Class A.................              9,350,000
   375,000* BISYS Group, Inc...............             12,000,000
   550,000  First Data Corp................             15,571,887
   400,000  Galileo International Inc......             10,725,000
   228,600  Paychex, Inc...................              9,372,600
   460,000* SunGard Data Systems, Inc......             11,902,500
                                                       -----------
                                                        77,945,424
                                                       -----------

            INSURANCE - LIFE - 1.06%
   270,000* UICI...........................              9,686,250
                                                       -----------

            INSURANCE - MISCELLANEOUS - 6.10%
   250,000  Ace Limited....................             24,812,500
   200,000  MGIC Investment Corp...........             11,687,500
   400,000  UNUM Corp......................             18,975,000
                                                       -----------
                                                        55,475,000
                                                       -----------

            INSURANCE - MULTILINE - 0.87%
    36,300* Fairfax Financial Holdings
             Ltd...........................              7,900,450
                                                       -----------




  NUMBER                                               MARKET
 OF SHARES                                             VALUE
 ------------------------------------------------------------

            LEISURE TIME - 0.16%
    54,600* Vail Resorts Inc...............      $  1,443,488
                                                 ------------


            LODGING - 4.61%
   700,000* Extended Stay America, Inc.....         8,050,000
   275,000* HFS, Inc.......................        18,871,875
   790,000  La Quinta Inns, Inc............        15,010,000
                                                 ------------
                                                   41,931,875
                                                 ------------

            MERCHANDISE - SPECIALTY - 13.35%
   395,400  Circuit City Stores, Inc.......        12,974,063
   425,000* Cole National Corp. Class A....        14,662,500
 1,050,000* Corporate Express, Inc.........        16,406,250
   370,000* CostCo Companies, Inc..........        16,395,625
   547,400* General Nutrition Cos., Inc....        18,680,025
   225,000  Home Depot, Inc................        12,585,950
   254,700  Ikon Office Solutions Inc......         7,752,431
   134,400* Kohl's Corp....................         9,727,200
   530,000* Viking Office Products, Inc....        12,289,377
                                                 ------------
                                                  121,473,421
                                                 ------------

            MERCHANDISING - FOOD - 1.44%
   215,000* Safeway, Inc...................        13,061,250
                                                 ------------

            MERCHANDISING - MASS - 2.88%
   875,000  CUC International Inc..........        25,156,250
    63,000* Global Directmail Corp.........         1,134,000
                                                 ------------
                                                   26,290,250
                                                 ------------

            OIL - SERVICE - PRODUCTS - 1.62%
    90,000* BJ Services Co.................         6,463,125
   100,000  Schlumberger Ltd...............         8,231,250
                                                 ------------
                                                   14,694,375
                                                 ------------

            OIL - SERVICES - 3.56%
   155,000  Camco International, Inc.......         9,726,250
   185,000* Smith International, Inc.......        11,840,000
   155,000* Western Atlas Inc..............        10,782,187
                                                 ------------
                                                   32,348,437
                                                 ------------

            POLLUTION CONTROL - 3.08%
   395,000* Republic Industries, Inc.......        10,294,700
   535,000* USA Waste Services, Inc........        17,688,442
                                                 ------------
                                                   27,983,142
                                                 ------------



--------------------------------------------------------------------------------

================================================================================
42             GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================


    NUMBER                                                MARKET
   OF SHARES                                              VALUE
----------------------------------------------------------------

            PUBLISHING - NEWS - 1.12%
   180,000  Tribune Co.....................         $ 10,147,500
                                                    ------------

            RESTAURANTS - 1.69%
   515,000* Outback Steakhouse Inc.........           15,417,813
                                                    ------------

            SECURITIES RELATED - 3.37%
   341,300  Franklin Resources, Inc........           30,674,337
                                                    ------------

            TELECOMMUNICATIONS - 3.55%
   450,000* Airtouch Communications, Inc...           17,662,500
   553,200* Paging Network, Inc............            6,672,977
   250,000* WorldCom, Inc..................            8,000,000
                                                    ------------
                                                      32,335,477
                                                    ------------

            UTILITIES - COMMUNICATION - 0.71%
   147,100  MCI Communications Corp........            6,463,206
                                                    ------------

            TOTAL COMMON STOCKS
            (Cost $637,445,632)............          857,579,632
                                                    ------------

 PAR
VALUE
----------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER -  7.47%

            CONSUMER FINANCE - 1.00%
$9,088,000  Commercial Credit Co.,
             5.62 % due 12/8/97............            9,078,069
                                                    ------------

            FINANCE COMPANIES - 3.13%
 4,917,000  Ford Motor Credit Europe.,
             5.58% due 12/4/97.............            4,914,714
            General Motors Acceptance
            Corp.:
 6,087,000   5.58 % due 12/5/97............            6,083,226
 8,440,000   5.57 % due 12/2/97............            8,438,694
 9,000,000   5.56 % due 12/3/97............            8,997,220
                                                    ------------
                                                      28,433,854
                                                    ------------

            SECURITIES RELATED - 3.34%
            Merrill Lynch & Co., Inc.:
10,259,000   5.65 % due 12/4/97............           10,254,170
20,168,000   5.57 % due 12/1/97............           20,168,000
                                                    ------------
                                                      30,422,170
                                                    ------------




                                                                MARKET
                                                                VALUE
----------------------------------------------------------------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $67,934,093).............              $  67,934,093
                                                         -------------

            TOTAL INVESTMENTS
            (Cost $705,379,725) - 101.73%..                925,513,725
            Other assets less liabilities,
             net - (1.73%).................                (15,709,190)
                                                         -------------
            NET ASSETS (equivalent
             to $20.01 per share on
             45,467,727 shares
             outstanding ) - 100%..........              $ 909,804,535
                                                         =============


            *Non-income producing


                                                                 MARKET
                                                                 VALUE
-----------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  45,467,727 shares outstanding...........                 $    454,677
Additional paid in capital................                  677,462,077
Undistributed net realized gain on securities                11,324,434
Undistributed net investment income.......                      429,347
Unrealized appreciation of securities.....                  220,134,000
                                                           ------------
Net Assets Applicable to Shares
  Outstanding.............................                 $909,804,535
                                                           ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                 GROWTH FUND - FINANCIAL STATEMENTS (Unaudited)               43
================================================================================

STATEMENT OF OPERATIONS
For the six months ended November 30, 1997


INVESTMENT INCOME:
Dividends............................................................ $  1,290,921
Interest.............................................................    2,459,231
                                                                      ------------
  Total investment income............................................    3,750,152
                                                                      ------------
EXPENSES:
Advisory fees........................................................    3,426,811
Custodian and accounting services....................................      106,349
Reports to shareholders..............................................       52,567
Audit fees and tax services..........................................       11,932
Directors' fees and expenses..........................................       9,771
Miscellaneous........................................................       16,590
                                                                      ------------
  Total expenses.....................................................    3,624,020
                                                                      ------------
NET INVESTMENT INCOME................................................      126,132
                                                                      ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON SECURITIES:
Net realized loss on securities......................................   (3,215,021)
Net unrealized appreciation of securities during the period..........  105,923,955
                                                                      ------------
  Net realized and unrealized gain on securities during the period...  102,708,934
                                                                      ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $102,835,066
                                                                      ============

STATEMENT OF CHANGES IN NET ASSETS


                                                                  For the              For the
                                                               six months ended    fiscal year ended
                                                               November 30, 1997      May 31, 1997
                                                               -----------------   -----------------

OPERATIONS:
Net investment income..................................        $         126,132   $         552,393
Net realized gain (loss) on securities.................               (3,215,021)         16,994,556
Net unrealized appreciation of securities during the
  period...............................................              105,923,955          39,599,901
                                                               -----------------   -----------------
  Increase in net assets resulting from operations.....              102,835,066          57,146,850
                                                               -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................                       --            (503,196)
Net realized gain on securities........................                       --         (11,891,551)
                                                               -----------------   -----------------
  Decrease in net assets resulting from distributions
   to shareholders.....................................                       --         (12,394,747)
                                                               -----------------   -----------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.......................               66,612,589         268,628,198
Proceeds from capital stock issued for distributions
 reinvested............................................                       --          12,394,747
                                                               -----------------   -----------------
                                                                      66,612,589         281,022,945
Cost of capital stock repurchased......................               (7,297,133)         (3,908,102)
                                                               -----------------   -----------------
  Increase in net assets resulting from capital
   stock transactions..................................               59,315,456         277,114,843
                                                               -----------------   -----------------
TOTAL INCREASE IN NET ASSETS...........................              162,150,522         321,866,946

NET ASSETS:
Beginning of period....................................              747,654,013         425,787,067
                                                               -----------------   -----------------
End of period (including undistributed net investment
 income of $429,347 and $303,215)......................        $     909,804,535   $     747,654,013
                                                               =================   =================

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold...........................                3,420,059          16,096,764
Shares issued for distributions reinvested.............                       --             733,851
Shares of capital stock repurchased ...................                 (374,206)           (234,388)
                                                               -----------------   -----------------
  Increase in shares outstanding.......................                3,045,853          16,596,227
Shares outstanding:
  Beginning of period..................................               42,421,874          25,825,647
                                                               -----------------   -----------------
  End of period........................................               45,467,727          42,421,874
                                                               =================   =================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
44        GROWTH & INCOME FUND - STATEMENT OF NET ASSETS
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCKS - 80.60%

            ADVERTISING - 1.11%
   38,000   Omnicom Group, Inc.............    $  2,816,750
                                               ------------

            AEROSPACE/DEFENSE - 2.26%
   60,000*  SCI Systems, Inc...............       2,748,750
   40,000   United Technologies Corp.......       2,997,500
                                               ------------
                                                  5,746,250
                                               ------------

            BANKS - NEW YORK CITY - 1.09%
   23,000   CitiCorp.......................       2,758,563
                                               ------------

            BANKS - OTHER - 2.92%
   55,000   BankAmerica Corp...............       4,015,000
   60,000   Mellon Bank Corp...............       3,401,250
                                               ------------
                                                  7,416,250
                                               ------------

            BANKS - REGIONAL - 2.48%
   90,000   Norwest Corp...................       3,369,375
   54,000   Star Banc Corp.................       2,916,000
                                               ------------
                                                  6,285,375
                                               ------------

            BROADCASTING - 0.80%
   30,000*  Clear Channel Communications,
             Inc...........................       2,032,500
                                               ------------

            BUILDING MATERIALS - 0.58%
   27,400   HON INDUSTRIES Inc.............       1,476,175
                                               ------------

            CHEMICAL - MAJOR - 0.01%
      600   Hercules, Inc..................          29,137
                                               ------------

            CONTAINERS - PAPER - 0.36%
   16,000*  Sealed Air Corp................         910,000
                                               ------------

            DRUGS - 6.77%
   40,000*  Centocor, Inc,.................       1,740,000
      363*  Crescendo Phamarceuticals
             Corp..........................           4,152
   50,000*  Dura Pharmaceuticals, Inc......       2,193,750
   60,000   Eli Lilly and Co...............       3,783,750
   45,214   ICN Pharmaceuticals, Inc.......       2,235,267
   61,000   Pfizer, Inc....................       4,437,750
   20,000   Warner-Lambert Co..............       2,797,500
                                               ------------
                                                 17,192,169
                                               ------------

            ELECTRICAL EQUIPMENT - 1.16%
   40,000   General Electric Co............       2,950,000
                                               ------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            FINANCE COMPANIES - 1.12%
   70,000   SunAmerica, Inc................    $  2,835,000
                                               ------------

            FOODS - 2.44%
   56,000   Campbell Soup Co...............       3,136,000
   50,000   Hershey Foods Corp.............       3,068,750
                                               ------------
                                                  6,204,750
                                               ------------

            FREIGHT - 2.23%
   64,200   Air Express International
             Corp..........................       1,841,737
   60,000   Airborne Freight Corp..........       3,821,250
                                               ------------
                                                  5,662,987
                                               ------------

            HEALTHCARE - 2.70%
   45,000   Cardinal Health, Inc...........       3,408,750
  131,480*  HealthSouth Corp...............       3,451,350
                                               ------------
                                                  6,860,100
                                               ------------

            INFORMATION PROCESSING - 9.92%
   55,000*  Adaptec, Inc...................       2,722,500
   65,000*  BMC Software, Inc..............       4,216,875
   35,000*  Cisco Systems, Inc.............       3,018,750
   75,000   Computer Associates
             International, Inc............       3,904,688
  120,000*  Compuware Corp.................       4,192,500
   52,083*  Data General Corp..............         934,239
   90,000*  EMC Corp.......................       2,728,125
    5,000   Microsoft Corp.................         442,812
   50,000*  Newbridge Networks Corp........       2,106,250
   14,183*  Storage Technology Corp........         915,690
                                               ------------
                                                 25,182,429
                                               ------------

            INSURANCE - LIFE - 1.49%
   40,000   Conseco Inc....................       1,862,500
   40,404   Equitable Cos., Inc............       1,926,766
                                               ------------
                                                  3,789,266
                                               ------------

            INSURANCE - MISCELLANEOUS - 1.41%
   55,000   Executive Risk, Inc............       3,575,000
                                               ------------

            INSURANCE - MULTILINE - 3.93%
   45,000   Allstate Corp..................       3,864,375
   70,000   Reliastar Financial Corp.......       2,590,000
   69,999   Travelers Group, Inc...........       3,534,950
                                               ------------
                                                  9,989,325
                                               ------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            MACHINERY - INDUSTRIAL/SPECIALTY - 2.32%
   36,000   Illinois Tool Works Inc........    $  1,973,250
   70,000   Tidewater, Inc.................       3,924,375
                                               ------------
                                                  5,897,625
                                               ------------

            MEDICAL TECHNOLOGY - 1.01%
   40,000   Guidant Corp...................       2,570,000
                                               ------------

            MERCHANDISE - SPECIALTY - 4.30%
   50,000*  CompUSA, Inc...................       1,828,125
   55,312*  Consolidated Stores Corp.......       2,689,546
   75,375*  Staples, Inc...................       2,124,633
   84,000   TJX Companies, Inc.............       2,898,000
   70,000*  US Office Products, Co.........       1,391,250
                                               ------------
                                                 10,931,554
                                               ------------

            MERCHANDISING - DEPARTMENT - 1.49%
   57,000   Dayton Hudson Corp.............       3,786,937
                                               ------------

            MERCHANDISING - FOOD - 1.32%
   55,000*  Safeway, Inc...................       3,341,250
                                               ------------

            MERCHANDISING - MASS - 0.20%
   23,900   ShopKo Stores, Inc.............         501,900
                                               ------------

            METALS - MISCELLANEOUS - 1.07%
   45,900   Precision Castparts Corp.......       2,725,312
                                               ------------

            MISCELLANEOUS - 1.22%
  193,400*  Brightpoint, Inc...............       3,106,488
                                               ------------

            OIL - INTEGRATED DOMESTIC - 1.41%
   40,000   Occidental Petroleum Corp......       1,187,500
   70,000   USX-Marathon Group.............       2,397,500
                                               ------------
                                                  3,585,000


            OIL - INTEGRATED INTERNATIONAL - 0.99%
   30,180   British Petroleum Co. plc
             - ADR.........................      2,504,940
                                               ------------

            OIL - SERVICE - PRODUCTS - 2.09%
   60,000*  BJ Services Co.................       4,308,750
   75,000*  Parker Drilling Co.............         989,063
                                               ------------
                                                  5,297,813
                                               ------------

            OIL - SERVICES - 7.35%
   60,000   Baker Hughes Inc...............       2,512,500
   90,000   ENSCO International, Inc.......       3,217,500

--------------------------------------------------------------------------------

================================================================================
       GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED              45
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            OIL - SERVICES - Continued
   50,000*  Global Marine Inc..............    $  1,315,625
   80,000*  Rowan Companies, Inc...........       2,720,000
   50,000*  Smith International, Inc.......       3,200,000
  120,000   Transocean Offshore, Inc.......       5,692,500
                                               ------------
                                                 18,658,125
                                               ------------

            OIL/GAS PRODUCERS - 3.34%
   90,000*  Falcon Drilling Co., Inc.......       2,902,500
   60,000   Helmerich & Payne, Inc.........       4,563,750
   27,285   Noble Affiliates, Inc..........       1,012,956
                                               ------------
                                                  8,479,206
                                               ------------

            SEMICONDUCTORS - 0.95%
   35,000*  Maxim Integrated Products,
             Inc...........................       2,419,375
                                               ------------

            TELECOMMUNICATIONS - 3.95%
   40,000*  ADC Communications, Inc........       1,487,500
  150,000*  Pairgain Technologies Inc......       3,543,750
   50,000*  Tellabs, Inc...................       2,600,000
   75,000*  WorldCom, Inc..................       2,400,000
                                               ------------
                                                 10,031,250
                                               ------------

            TOBACCO - 1.37%
   80,000   Philip Morris Cos Inc..........       3,480,000
                                               ------------

            UTILITIES - ELECTRIC - 1.44%
  100,000*  AES Corp.......................       3,662,500
                                               ------------

            TOTAL COMMON STOCKS
            (Cost $144,408,688)............     204,691,301
                                               ------------
 PAR
VALUE
-----
            CONVERTIBLE BONDS - 6.96%

            AEROSPACE/DEFENSE - 0.82%
$ 500,000   Rohr, Inc.,
             7.75% due 5/15/04.............       1,085,040
  500,000   SCI Systems, Inc.,
             5.00% due 5/1/06..............         991,250
                                               ------------
                                                  2,076,290
                                               ------------
            AIRLINES - 0.34%
  500,000   Alaska Air Group, Inc.,
             6.50% due 6/15/05.............         862,500
                                               ------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            BANKS - REGIONAL - 0.79%
$2,000,000  Bank Atlantic Bancorp,
             5.63% due 12/1/07.............    $  2,000,000
                                               ------------

            DRUGS - 0.19%
  500,000   ALZA Corp.,
             5.00% due 5/1/06..............         493,750
                                               ------------

            ELECTRONIC INSTRUMENTS - 0.12%
  300,000   C-Cube Microsystems, Inc.,
             5.88% due 11/1/05.............         303,000
                                               ------------

            HEALTHCARE - 0.37%
1,000,000   PhyCor, Inc.,
             4.50% due 2/15/03.............         942,500
                                               ------------

            INFORMATION PROCESSING - 0.93%
  500,000   Adaptec, Inc.,
             4.75% due 2/1/04..............         588,750
  300,000   Data General Corp.,
             6.00% due 5/15/04.............         298,500
1,500,000   National Data Corp.,
             5.00% due 11/1/03.............       1,483,125
                                               ------------
                                                  2,370,375
                                               ------------

            LODGING - 0.46%
  500,000   HFS, Inc.,
             4.75% due 3/1/03..............         606,875
  500,000   Hilton Hotels Corp.,
             5.00% due 5/15/06.............         560,000
                                               ------------
                                                  1,166,875
                                               ------------

            MACHINERY - INDUSTRIAL/SPECIALTY - 0.22%
  500,000   Halter Marine Group, Inc.,
             4.50% due 9/15/04.............         560,625
                                               ------------

            MERCHANDISE - SPECIALTY - 0.36%
  500,000   Home Depot, Inc.,
             3.25% due 10/1/01.............         655,625
  250,000   Inacom Corp.,
             4.50% due 11/1/04.............         255,000
                                               ------------
                                                    910,625
                                               ------------

            OIL - INTEGRATED DOMESTIC - 0.54%
1,000,000   Pennzoil Co.,
             4.75% due 10/1/03.............       1,377,500
                                               ------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            OIL - SERVICES - 1.17%
$2,000,000  Key Energy Group, Inc.,
             5.00% due 9/15/04.............    $  1,795,000
   500,000  Nabors Industries, Inc.,
             5.00% due 5/15/06.............       1,175,000
                                               ------------
                                                  2,970,000
                                               ------------

            OIL/GAS PRODUCERS - 0.27%
  500,000   Diamond Offshore Drilling,
             Inc., 3.75% due 2/15/07.......         685,000
                                               ------------

            PUBLISHING/PRINTING - 0.38%
1,000,000   World Color Press, Inc.,
             6.00% due 10/1/07.............         955,000
                                               ------------

            TOTAL CONVERTIBLE BONDS
            (Cost $15,905,213).............      17,674,040
                                               ------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 11.83%

            CONSUMER FINANCE - 1.57%
4,000,000   Commercial Credit Co.,
             5.62% due 12/8/97.............       3,995,627
                                               ------------

            FINANCE COMPANIES - 6.01%
5,450,000   Ford Motor Credit Co.,
             5.54% due 12/2/97.............       5,449,161
2,402,000   General Electric Capital Corp.,
             5.40% due 12/1/97.............       2,402,000
            General Motors Acceptance Corp.,
1,402,000    5.59% due 12/10/97............       1,400,040
6,000,000    5.58% due 12/3/97.............       5,998,138
                                               ------------
                                                 15,249,339
                                               ------------

            SECURITIES RELATED - 4.25%
            Merrill Lynch & Co., Inc.,
4,517,000    5.65% due 12/5/97.............       4,514,162
6,284,000    5.58% due 12/4/97.............       6,281,075
                                               ------------
                                                 10,795,237
                                               ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $30,040,203).............      30,040,203
                                               ------------

--------------------------------------------------------------------------------

================================================================================
46      GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

                                                   MARKET
                                                   VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS
            (Cost $190,354,104)
             - 99.39%......................    $252,405,544
            Other assets less liabilities,
             net - 0.61%...................       1,541,666
                                               ------------
            NET ASSETS (equivalent
            to $19.20 per share on
            13,224,672 shares
            outstanding) - 100%............    $253,947,210
                                               ============

                                                   MARKET
                                                   VALUE
-----------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,224,672 shares outstanding...........     $    132,247
Additional paid in capital................      176,430,081
Accumulated net realized gain on
  securities..............................       15,137,812
Undistributed net investment income.......          195,630
Unrealized appreciation of securities.....       62,051,440
                                               ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................     $253,947,210
                                               ============

--------------------------------------------------------------------------------

================================================================================
            GROWTH & INCOME FUND - FINANCIAL STATEMENTS (Unaudited)           47
================================================================================



STATEMENT OF OPERATIONS
For the six months ended November 30, 1997

INVESTMENT INCOME:
Dividends ................................................................    $   809,484
Interest .................................................................        646,270
                                                                              -----------
  Total investment income ................................................      1,455,754
                                                                              -----------

EXPENSES:
Advisory fees ............................................................        911,764
Custodian and accounting fees ............................................         29,823
Reports to shareholders ..................................................         15,026
Audit fees and tax services ..............................................          3,504
Directors' fees and expenses .............................................          2,778
Miscellaneous ............................................................          4,079
                                                                              -----------
  Total expenses .........................................................        966,974
                                                                              -----------
NET INVESTMENT INCOME ....................................................        488,780
                                                                              -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities ..........................................     12,425,495
Net unrealized appreciation on securities during the period ..............     16,606,019
                                                                              -----------
   Net realized and unrealized gain on securities during the period ......     29,031,514
                                                                              -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................    $29,520,294
                                                                              ===========




STATEMENT OF CHANGES IN NET ASSETS

                                                                 For the            For the
                                                             six months ended   fiscal year ended
                                                             November 30, 1997     May 31, 1997
                                                             -----------------  ------------------
OPERATIONS:
Net investment income ....................................     $     488,780      $   1,134,645
Net realized gain on securities ..........................        12,425,495          2,722,032
Net unrealized appreciation of securities during
   the period ............................................        16,606,019         24,022,009
                                                               -------------      -------------
  Increase in net assets resulting from operations .......        29,520,294         27,878,686
                                                               -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ....................................          (454,422)        (1,058,649)
Net realized gain on securities ..........................              --           (3,131,642
                                                               -------------      -------------

  Decrease in net assets resulting from distributions
   to shareholders .......................................          (454,422)        (4,190,291)
                                                               -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .........................        19,629,282         70,892,821
Proceeds from capital stock issued for distributions
   reinvested ............................................           454,422          4,190,291
                                                               -------------      -------------
                                                                  20,083,704         75,083,112
Cost of capital stock repurchased ........................        (4,747,490)        (2,772,662)
                                                               -------------      -------------
  Increase in net assets resulting from capital
   stock transactions ....................................        15,336,214         72,310,450
                                                               -------------      -------------
TOTAL INCREASE IN NET ASSETS .............................        44,402,086         95,998,845

NET ASSETS:
Beginning of period ......................................       209,545,124        113,546,279
                                                               -------------      -------------
End of period (including undistributed net investment
   income of $195,630 and $161,272) ......................     $ 253,947,210      $ 209,545,124
                                                               =============      =============


CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .............................         1,030,416          4,647,143
Shares issued for distributions reinvested ...............            24,203            268,315
Shares of capital stock repurchased ......................          (252,109)          (177,920)
                                                               -------------      -------------
  Increase in shares outstanding .........................           802,510          4,737,538
Shares outstanding:
  Beginning of period ....................................        12,422,162          7,684,624
                                                               -------------      -------------
  End of period ..........................................        13,224,672         12,422,162
                                                               =============      =============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
48             SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                           MARKET
OF SHARES                                         VALUE
---------                                         ------
            COMMON STOCKS - 95.31%

            DRUGS - 0.93%
   325,000* ALZA Corp......................    $  8,673,438
                                               ------------

            HOSPITAL SUPPLIES - 1.96%
   200,000* Boston Scientific Corp.........       9,037,500
   350,000  United States Surgical Corp....       9,231,250
                                               ------------
                                                 18,268,750
                                               ------------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 10.63%
   300,000* BMC Software, Inc..............      19,462,500
   350,000  McAfee Associates, Inc.........      16,012,500
   200,000* Microsoft Corp.................      28,300,000
   400,000* Oracle Corp....................      13,325,000
   700,000* PLATINUM technology, inc.......      18,200,000
    60,000* Veritas Software Corp..........       2,623,128
    35,000* Visio Corp.....................       1,316,875
                                               ------------
                                                 99,240,003
                                               ------------

            INFORMATION PROCESSING-
            COMPUTER HARDWARE SYSTEMS - 8.30%
   375,000* Adaptec, Inc...................      18,562,500
   180,000  Compaq Computer Corp...........      11,238,750
   125,000* Dell Computer Corp.............      10,523,438
   471,900* Electronics for Imaging, Inc...      22,769,175
   250,000  OEA, Inc.......................       7,781,250
   250,000* Quantum Corp...................       6,656,250
                                               ------------
                                                 77,531,363
                                               ------------

            INFORMATION PROCESSING -
            COMPUTER SERVICES - 12.24%
   250,000* America Online, Inc............      18,875,000
    60,000  Cambridge Technology
              Partners, Inc. ..............       2,332,500
 1,000,000  First Data Corp................      28,312,500
   500,000* Gartner Group, Inc.............      14,562,500
   250,000  National Data Corp.............       8,843,750
   250,000* Security Dynamics Technology...       8,500,000
   500,000* Sterling Commerce Inc..........      17,375,000
   600,000* SunGard Data Systems, Inc......      15,525,000
                                               ------------
                                                114,326,250
                                               ------------
            INFORMATION PROCESSING -
            DATA SERVICES - 6.65%
   360,000* Affiliated Computer Services
             Inc. Class A..................       8,415,000

 NUMBER                                           MARKET
OF SHARES                                         VALUE
---------                                         ------
            INFORMATION PROCESSING - DATA
            SERVICES - Continued
   500,000* Anixter International, Inc.....    $  8,968,750
   115,000* CBT Group PLC..................       8,121,875
   400,000* E M C Corp.....................      12,125,000
   150,000  Hewlett Packard Co.............       9,159,375
   500,000* Sequent Computer Systems, Inc..      11,625,000
   100,000* Viasoft, Inc...................       3,675,000
                                               ------------
                                                 62,090,000
                                               ------------

            INFORMATION PROCESSING -
            NETWORKING - 3.79%
   225,000* Cisco Systems, Inc.............      19,406,250
   400,000* Network General Corp...........       7,550,000
   200,000* Newbridge Networks Corp........       8,425,000
                                               ------------
                                                 35,381,250
                                               ------------

            MERCHANDISE - SPECIALTY - 0.17%
    31,300* Amazon.com, Inc................       1,549,350
                                               ------------

            MERCHANDISING - MASS - 3.08%
 1,000,000  CUC International, Inc.........      28,750,000
                                               ------------

            MULTIMEDIA - 6.87%
   700,000* Parametric Technology Corp.....      35,393,750
   700,000* Synopsys Inc...................      28,787,500
                                               ------------
                                                 64,181,250
                                               ------------

            SECURITIES RELATED - 0.81%
   300,000* E*Trade Group, Inc.............       7,518,750
                                               ------------

            SEMICONDUCTOR EQUIPMENT - 9.34%
   500,000* Applied Materials, Inc.........      16,500,000
   367,300* ASM Lithography Holding NV.....      22,956,250
   350,000* KLA-Tencor Corp................      13,562,500
   300,000* LAM Research Corp..............       9,187,500
   500,000* Microchip Technology, Inc......      17,500,000
   200,000  Novellus Systems, Inc.                7,525,000
                                               ------------
                                                 87,231,250
                                               ------------

            SEMICONDUCTORS - 17.75%
   350,000* Altera Corp....................      16,384,374
 1,200,000* Analog Devices, Inc............      37,650,000
   125,000  Intel Corp.....................       9,703,125
   250,000  Linear Technology Corp.........      16,093,750
   400,000* Maxim Integrated Products, Inc.      27,650,000

 NUMBER                                           MARKET
OF SHARES                                         VALUE
---------                                         ------
            SEMICONDUCTORS - Continued
   150,000  Motorola, Inc..................    $  9,431,250
   500,000  Texas Instruments Inc..........      24,625,000
   700,000* Xilinx, Inc....................      24,193,750
                                               ------------
                                                165,731,249
                                               ------------

            TELECOMMUNICATIONS - 11.85%
   125,000* ADC Communications, Inc........       4,648,437
   150,000* Advanced Fibre Communications..       3,881,250
   250,000* Airtouch Communications, Inc...       9,812,500
   200,000* CIENA Corp.....................      10,800,000
   200,000* DSC Communications Corp........       4,512,500
   175,000  Ericsson (LM) Tel Co. -
               ADR Series B                       7,076,563
   100,000  Nokia Corp. ADR Class A........       8,312,500
   361,600* Pairgain Technologies Inc......       8,542,800
   500,000* QUALCOMM, Inc..................      33,875,000
   600,000* WorldCom, Inc..................      19,200,000
                                               ------------
                                                110,661,550
                                               ------------

            UTILITIES - COMMUNICATION - 0.94%
   200,000  MCI Communications Corp........       8,787,500
                                               ------------

            TOTAL COMMON STOCKS
            (Cost $804,299,230)............     889,921,953
                                               ------------

PAR
VALUE
-----
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 4.31%

            FINANCE COMPANIES - 1.53%
$12,000,000  Ford Motor Credit Europe.,
             5.63% due 12/4/97.............      11,994,370
 2,308,000  General Motors Acceptance Corp.,
              5.70% due 12/5/97............       2,306,538
                                               ------------
                                                 14,300,908
                                               ------------

            PUBLISHING/PRINTING - 0.70%
 6,537,000  RR Donnelley & Sons Co.,
              5.52% due 12/1/97............       6,537,000
                                               ------------

            SECURITIES RELATED - 2.08%
            Merrill Lynch & Co., Inc.:
12,956,000   5.65% due 12/3/97.............      12,951,933
 6,492,000   5.58% due 12/2/97.............       6,490,994
                                               ------------
                                                 19,442,927
                                               ------------



--------------------------------------------------------------------------------

================================================================================
          SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS CONTINUED       49
November 30, 1997 (Unaudited)
================================================================================



                                                  MARKET
                                                  VALUE
                                                  ------
            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
             (Cost $40,280,835)............    $ 40,280,835
                                               ------------

            TOTAL INVESTMENT
            (Cost $844,580,065) - 99.62%...     930,202,788
            Other assets and liabilities,
             net - 0.38%...................       3,501,819
                                               ------------

            NET ASSETS (equivalent
             to $20.98 per share on
             44,500,172 shares
             outstanding) - 100%...........    $933,704,607
                                               ============

                                                  MARKET
                                                  VALUE
                                                  ------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  44,500,172 shares outstanding...........     $    445,002
Additional paid in capital................      778,500,554
Accumulated net realized gain on securities      70,813,963
Accumulated net investment loss...........       (1,677,635)
Unrealized appreciation of securities.....       85,622,723
                                               ------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................     $933,704,607
                                               ============



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
50        SCIENCE & TECHNOLOGY FUND - FINANCIAL STATEMENTS (Unaudited)
================================================================================




STATEMENT OF OPERATIONS
For the six months ended November 30, 1997



INVESTMENT INCOME:
Dividends .............................................................     $    365,885
Interest ..............................................................        2,317,575
                                                                            ------------
  Total investment income .............................................        2,683,460
                                                                            ------------

EXPENSES:
Advisory fees .........................................................        4,157,675
Custodian and accounting services .....................................          114,629
Reports to shareholders ...............................................           52,776
Audit fees and tax services ...........................................           10,475
Directors' fees and expenses ..........................................           10,107
Miscellaneous .........................................................           15,433
                                                                            ------------
  Total expenses ......................................................        4,361,095
                                                                            ------------
NET INVESTMENT LOSS ...................................................       (1,677,635)
                                                                            ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain on securities .......................................       83,072,046
Net unrealized depreciation of securities during the period ...........      (41,673,503)
                                                                            ------------
  Net realized and unrealized gain on securities during the period ....       41,398,543
                                                                            ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................     $ 39,720,908
                                                                            ============





STATEMENT OF CHANGES IN NET ASSETS

                                                                            For the                 For the
                                                                         six months ended      fiscal year ended
                                                                         November 30, 1997        May 31, 1997
                                                                         -----------------     -----------------
OPERATIONS:
Net investment loss ...................................................   $  (1,677,635)       $  (1,919,791)
Net realized gain (loss) on securities ................................      83,072,046           (8,889,903)
Net unrealized appreciation (depreciation) of securities
  during the period ...................................................     (41,673,503)          33,692,829
                                                                          -------------        -------------
   Increase in net assets resulting from operations ...................      39,720,908           22,883,135
                                                                          -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................................................            --                   --
Net realized gain on securities .......................................            --            (32,117,202)
                                                                          -------------        -------------
  Decrease in net assets resulting from distributions
   to shareholders ....................................................            --            (32,117,202)
                                                                          -------------        -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ......................................     120,365,901          286,682,331
Proceeds from capital stock issued for distributions reinvested .......            --             32,117,202
                                                                          -------------        -------------
                                                                            120,365,901          318,799,533
Cost of capital stock repurchased .....................................     (31,364,149)         (71,770,130)
                                                                          -------------        -------------
  Increase in net assets resulting from capital stock transactions ....      89,001,752          247,029,403
                                                                          -------------        -------------
TOTAL INCREASE IN NET ASSETS ..........................................     128,722,660          237,795,336

NET ASSETS:
Beginning of period ...................................................     804,981,947          567,186,611
                                                                          -------------        -------------
End of period [including undistributed net investment income
  of $(1,677,635) and $0] .............................................   $ 933,704,607        $ 804,981,947
                                                                          =============        =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..........................................       5,443,930           14,868,580
Shares issued for distributions reinvested ............................            --              1,636,128
Shares of capital stock repurchased ...................................      (1,427,887)          (3,716,452
                                                                          -------------        -------------
  Increase in shares outstanding ......................................       4,016,043           12,788,256
Shares outstanding:
  Beginning of period .................................................      40,484,129           27,695,873
                                                                          -------------        -------------
  End of period .......................................................      44,500,172           40,484,129
                                                                          =============        =============



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                 SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS              51
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                           MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            COMMON STOCKS - 96.47%

            ADVERTISING - 0.14%
     6,720  Interpublic Group Cos., Inc....    $    322,140
                                               ------------

            AEROSPACE/DEFENSE - 0.15%
     7,581  Goodrich (B.F.) Co.............         337,355
                                               ------------

            AIRLINES - 0.19%
     1,733* AMR Corp.......................         210,018
     1,050  Delta Air Lines, Inc...........         117,009
     5,000  Southwest Airlines Co..........         122,175
                                               ------------
                                                    449,202
                                               ------------

            APPAREL & PRODUCTS - 0.03%
     1,254  Liz Claiborne, Inc.............          63,014
                                               ------------

            APPLIANCES/FURNISHINGS - 0.03%
     1,460  Whirlpool Corp.................          80,026
                                               ------------

            AUTO - CARS - 0.70%
    46,907  Chrysler Corp..................       1,609,496
                                               ------------

            AUTO - REPLACEMENT PARTS - 0.56%
     5,782  Cooper Tire & Rubber Co........         129,372
     4,836  Echlin Inc.....................         153,241
    11,929  Genuine Parts Co...............         381,728
    10,371  Goodyear Tire & Rubber Co......         629,390
                                               ------------
                                                  1,293,731
                                               ------------

            BANKS - NEW YORK CITY - 2.62%
    15,831  Bank of New York Co., Inc......         850,915
    16,742  Chase Manhattan Corp...........       1,818,600
    19,433  CitiCorp.......................       2,330,744
     8,941  J. P. Morgan & Co. Inc.........       1,020,950
                                               ------------
                                                  6,021,209
                                               ------------

            BANKS - OTHER - 3.21%
    30,630  BankAmerica Corp...............       2,235,990
     4,410  BankBoston Corp................         393,041
    11,835  First Chicago Corp.............         926,089
    24,621  First Union Corp...............       1,200,274
    10,292  Fleet Financial Group, Inc.....         679,915
    12,169  Mellon Bank Corp...............         689,830
    11,011  National City Corp.............         734,984
     1,751  Wells Fargo & Co...............         537,995
                                               ------------
                                                  7,398,118
                                               ------------

 NUMBER                                           MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            BANKS - REGIONAL - 3.19%
    31,976  BANC ONE CORP..................    $  1,642,766
     5,683  Barnett Banks, Inc.............         399,941
     2,589  CoreStates Financial Corp......         200,162
     5,812  Huntington Bancshares, Inc.....         197,608
     6,857  KeyCorp........................         462,419
    27,905  NationsBank Corp...............       1,676,044
    24,817  Norwest Corp...................         929,086
     8,764  PNC Bank Corp..................         471,613
     2,556  State Street Corp..............         152,082
     8,579  SunTrust Banks, Inc............         609,109
     5,052  U.S. Bancorp...................         543,406
       737  Wachovia Corp..................          56,749
                                               ------------
                                                  7,340,985
                                               ------------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.80%
    29,984  Anheuser-Busch Companies, Inc..       1,294,934
    16,697  Seagram Co. Ltd................         539,522
                                               ------------
                                                  1,834,456
                                               ------------

            BEVERAGE - SOFT DRINKS - 3.37%
    94,862  Coca-Cola Co...................       5,928,875
    49,780  PepsiCo, Inc...................       1,835,638
                                               ------------
                                                  7,764,513
                                               ------------

            BROADCASTING - 1.19%
     6,226  Comcast Corp. Class A Special..         174,328
    13,155* Tele-Comm Liberty Media Group
             Class A.......................         301,332
    30,242  U S West Communications Group..       1,366,560
    12,644* U S West Media Group...........         335,856
    15,965* Viacom, Inc. Class B...........         558,775
                                               ------------
                                                  2,736,851
                                               ------------

            BUILDING MATERIALS - 0.39%
    11,756  Masco Corp.....................         554,002
     1,813  RPM, Inc.......................          36,260
    10,674  Sherwin-Williams Co............         304,875
                                               ------------
                                                    895,137
                                               ------------

            CHEMICAL - MAJOR - 1.08%
    10,394  Morton International, Inc......         354,046
    21,696  PPG Industries, Inc............       1,257,012
     6,882  Rohm and Haas Co...............         632,714

 NUMBER                                           MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            CHEMICAL - MAJOR - Continued
     5,478  Union Carbide Corp.............    $    241,717
                                               ------------
                                                  2,485,489
                                               ------------

            CHEMICAL - MISCELLANEOUS - 0.55%
     6,257  Ecolab Inc.....................         319,107
    11,703  Ethyl Corp.....................         104,596
     4,664  Lubrizol Corp..................         181,896
     3,076  Millipore Corp.................         119,195
       108  Nalco Chemical Co..............           4,192
     7,986  Praxair, Inc...................         350,885
     2,480  W. R. Grace & Co...............         180,420
                                               ------------
                                                  1,260,291
                                               ------------

            CONGLOMERATES - 0.49%
     3,236  Ogden Corp.....................          86,159
    26,770  Tyco International Ltd.........       1,050,723
                                               ------------
                                                  1,136,882
                                               ------------

            CONSUMER FINANCE - 0.39%
     2,387  Beneficial Corp................         185,291
    26,670  MBNA Corp......................         708,422
                                               ------------
                                                    893,713
                                               ------------

            CONTAINERS - METAL/GLASS - 0.35%
     9,975  Corning Inc....................         423,314
     6,479  Crown Cork & Seal Co., Inc.....         316,256
     1,636* Owens-Illinois, Inc............          55,420
                                               ------------
                                                    794,990
                                               ------------

            CONTAINERS - PAPER - 0.15%
     6,007  Bemis Co., Inc.................         253,045
     2,847  Sonoco Products Co.............          93,416
                                               ------------
                                                    346,461
                                               ------------

            COSMETICS/TOILETRIES - 1.11%
     3,423  Avon Products, Inc.............         197,892
    22,056  Gillette Co....................       2,036,045
     6,440  International Flavors &
             Fragrances, Inc...............         310,328
                                               ------------
                                                  2,544,265
                                               ------------

            DRUGS - 6.88%
    25,318  American Home Products Corp....       1,769,094
     2,726* Amgen Inc......................         139,367

--------------------------------------------------------------------------------

================================================================================
52          SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                           MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            DRUGS - Continued
    39,599  Bristol Myers Squibb Co........    $  3,707,456
    40,522  Eli Lilly and Co...............       2,555,419
    49,468  Merck & Co., Inc...............       4,677,818
    25,773  Schering-Plough Corp...........       1,615,645
     9,854  Warner-Lambert Co..............       1,378,328
                                               ------------
                                                 15,843,127
                                               ------------

            ELECTRICAL EQUIPMENT - 1.15%
    16,127  AMP Inc........................         700,517
       160* Cabletron Systems, Inc.........           3,680
    34,311  Emerson Electric Co............       1,887,105
     1,562* Teradyne, Inc..................          51,253
                                               ------------
                                                  2,642,555
                                               ------------

            ENTERTAINMENT - 1.92%
     3,016  Hasbro, Inc....................          87,653
     7,615  Mattel, Inc....................         305,076
    22,012  Time Warner Inc................       1,282,199
    29,017  Walt Disney Co.................       2,754,801
                                               ------------
                                                  4,429,729
                                               ------------

            FINANCE COMPANIES - 0.48%
     8,237  Green Tree Financial Corp......         252,258
     5,663  Household International, Inc...         713,538
     3,247  SunAmerica, Inc................         131,504
                                               ------------
                                                  1,097,300
                                               ------------

            FINANCIAL SERVICES - 1.18%
    29,824  American Express Co............       2,352,367
     4,444  Countrywide Credit Industries,
             Inc. .........................         181,926
     4,652  H & R Block Inc................         190,732
                                               ------------
                                                  2,725,025
                                               ------------

            FOODS - 2.90%
    23,781  Archer Daniels Midland Co......         508,319
    17,582  Campbell Soup Co...............         984,592
    22,697  ConAgra, Inc...................         815,673
     1,522  CPC International Inc..........         157,337
    13,991  General Mills, Inc.............       1,035,334
    18,236  H J Heinz Co...................         912,940
     4,487  Hershey Foods Corp.............         275,390
    18,869  Kellogg Co.....................         875,050
     6,793  Quaker Oats Co.................         360,029
     3,790  Ralston Purina Co..............         352,470
     4,470  Tyson Foods, Inc. Class A......          81,019

 NUMBER                                           MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            FOODS - Continued
     3,894  Wm. Wrigley Jr. Co.............    $    308,113
                                               ------------
                                                  6,666,266
                                               ------------

            FOOTWEAR - 0.24%
    10,849  NIKE, Inc. Class  B............         528,211
       393* Reebok International Ltd.......          15,450
                                               ------------
                                                    543,661
                                               ------------

            FREIGHT - 0.18%
     6,151* Federal Express Corp...........         412,501
                                               ------------

            FUNERAL SERVICES - 0.22%
    14,023  Service Corp. International....         512,716
                                               ------------

            GOLD MINING - 0.12%
    11,446  Barrick Gold Corp..............         189,574
     7,697  Placer Dome Inc................          94,288
                                               ------------
                                                    283,862
                                               ------------

            GOVERNMENT SPONSORED - 1.80%
    32,722  Federal Home Loan Mortgage
             Corp. ........................       1,349,783
    52,870  Federal National Mortgage
             Association...................       2,792,197
                                               ------------
                                                  4,141,980
                                               ------------

            HEALTHCARE - 0.25%
       188  Cardinal Health, Inc...........          14,241
     9,493* HealthSouth Corp...............         249,191
     1,538* Oxford Health Plans, Inc.......          36,720
     5,376  United HealthCare Corp.........         279,888
                                               ------------
                                                    580,040
                                               ------------

            HEAVY DUTY TRUCKS/PARTS - 0.46%
     3,439  Cummins Engine Co., Inc........         221,386
     9,838  Dana Corp......................         459,927
     3,735* Navistar International Corp....          82,170
     5,290  PACCAR Inc.....................         290,950
                                               ------------
                                                  1,054,433
                                               ------------

            HOSPITAL MANAGEMENT - 0.37%
    21,837  Columbia/HCA Healthcare Corp...         644,192
     6,346* Tenet Healthcare Corp..........         201,089
       564* Vencor, Inc....................          13,677
                                               ------------
                                                    858,958
                                               ------------

 NUMBER                                           MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            HOSPITAL SUPPLIES - 3.57%
    39,205  Abbott Laboratories............    $  2,548,325
       542  Bard (C. R.), Inc..............          16,226
    15,973  Baxter International Inc.......         808,633
     6,432* Boston Scientific Corp.........         290,646
    57,463  Johnson & Johnson..............       3,616,578
    19,705  Medtronic, Inc.................         940,914
                                               ------------
                                                  8,221,322
                                               ------------

            HOUSEHOLD PRODUCTS - 3.69%
     4,783  Clorox Co......................         371,280
    14,769  Colgate-Palmolive Co...........         986,754
     6,566  Newell Co......................         267,975
    61,719  Procter & Gamble Co............       4,709,931
     7,194  Rubbermaid, Inc................         174,455
    34,008  Unilever N V - ADR.............       1,974,590
                                               ------------
                                                  8,484,985
                                               ------------

            HUMAN RESOURCES - 0.01%
       519  Olsten Corp....................           7,720
                                               ------------

            INFORMATION PROCESSING - 10.09%
     4,742* Apple Computer, Inc............          84,171
     1,807  Autodesk, Inc..................          69,457
    12,777  Automatic Data Processing,
             Inc. .........................         718,706
     5,408* Bay Networks, Inc..............         162,578
    19,419* Cisco Systems, Inc.............       1,674,889
     1,925  Cognizant Corp.................          82,534
    25,170  Compaq Computer Corp...........       1,571,552
    15,549  Computer Associates
             International, Inc............         809,520
    11,533* Dell Computer Corp.............         970,934
    12,354* E M C Corp.....................         374,481
    19,306  First Data Corp................         546,601
     2,419  HBO & Co.......................         108,553
    37,679  Hewlett Packard Co.............       2,300,774
    36,689  International Business Machine
             Corp. ........................       4,019,739
    40,314* Microsoft Corp.................       5,704,431
     7,739* Nextlevel Systems Inc..........         102,542
       509* Novell, Inc ...................           4,708
    32,825* Oracle Corp....................       1,093,483
       439  Parametric Technology Corp.....          22,197
     5,959  Pitney Bowes Inc...............         500,928
     2,244  Reynolds and Reynolds Co.
             Class A ......................          42,917
     7,507* Seagate Technology.............         170,314
     5,510* Silicon Graphics, Inc..........          72,319

--------------------------------------------------------------------------------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED         53
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
            INFORMATION PROCESSING - Continued
    14,897* Sun Microsystems, Inc..........    $    536,292
    10,473* 3Com Corp......................         379,646
    13,850  Xerox Corp.....................       1,075,972
                                               ------------
                                                 23,200,238
                                               ------------

            INSURANCE - CASUALTY - 0.38%
     6,615  Chubb Corp.....................         469,252
     5,693  SAFECO Corp....................         278,244
     1,624  St. Paul Companies, Inc........         129,920
                                               ------------
                                                    877,416
                                               ------------

            INSURANCE - LIFE - 0.28%
     4,626  Aetna Inc......................         348,685
     2,613  Conseco Inc....................         121,668
     2,412  Lincoln National Corp..........         172,157
                                               ------------
                                                    642,510
                                               ------------

            INSURANCE - MISCELLANEOUS - 0.16%
     1,808  General Reinsurance Corp.......         358,888
                                               ------------

            INSURANCE - MULTILINE - 3.81%
    15,795  Allstate Corp..................       1,356,396
    27,603  American International Group,
             Inc. .........................       2,782,727
     8,742  Aon Corp.......................         462,780
     3,793  CIGNA Corp.....................         634,379
     6,416  Hartford Financial Services
             Group ........................         537,340
    14,244  Marsh & McLennan Companies
             Inc. .........................       1,060,288
    38,498  Travelers Group, Inc...........       1,944,127
                                               ------------
                                                  8,778,037
                                               ------------

            LEISURE TIME - 0.18%
    11,045  Brunswick Corp.................         369,317
       564  Callaway Golf Co...............          17,978
     1,101* Mirage Resorts, Inc............          26,149
                                               ------------
                                                    413,444
                                               ------------

            LODGING - 0.28%
     3,077* HFS, Inc.......................         211,159
     6,339  Hilton Hotels Corp.............         197,301
     3,230  Marriott International, Inc....         233,973
                                               ------------
                                                    642,433
                                               ------------

            MACHINERY - AGRICULTURE - 0.16%
     6,705  Deere & Co.....................         367,518
                                               ------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.46%
    18,519  Caterpillar Inc................    $    887,755
     5,225  Foster Wheeler Corp............         160,995
                                               ------------
                                                  1,048,750
                                               ------------

            MACHINERY - INDUSTRIAL/SPECIALTY - 0.89%
     7,401  Cooper Industries, Inc.........         382,077
     3,768  Dover Corp.....................         252,692
     9,761  Illinois Tool Works Inc........         535,025
    10,369  Ingersoll-Rand Co..............         423,833
     4,386  Johnson Controls, Inc..........         200,934
     2,529  Pall Corp......................          53,425
     5,859  Timken Co......................         207,628
                                               ------------
                                                  2,055,614
                                               ------------

            MEDICAL TECHNOLOGY - 0.08%
     2,870  Guidant Corp...................         184,398
                                               ------------

            MERCHANDISE - DRUG - 0.29%
     1,610  CVS Corp.......................         106,864
    17,447  Walgreen Co....................         561,575
                                               ------------
                                                    668,439
                                               ------------

            MERCHANDISE - SPECIALTY - 1.34%
       136  American Greetings Corp.
             Class A.......................           4,998
       261* CostCo Companies, Inc..........          11,566
    18,852  Fortune Brands,  Inc...........         682,207
     7,885  Gap, Inc.......................         423,326
    23,180  Home Depot, Inc................       1,296,631
     5,494  Jostens, Inc...................         131,856
    13,131  Limited, Inc...................         315,965
     6,130* Toys "R" Us, Inc...............         209,186
                                               ------------
                                                  3,075,735
                                               ------------

            MERCHANDISING - DEPARTMENT - 0.27%
     3,673  Dayton Hudson Corp.............         244,025
     6,991  May Department Stores Co.......         375,766
                                               ------------
                                                    619,791
                                               ------------

            MERCHANDISING - FOOD - 0.09%
     3,017  American Stores Co.............          59,773
     1,416  Giant Food Inc. Class A........          47,790
     1,125  Supervalu Inc..................          44,227


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
            MERCHANDISING - FOOD - Continued
     1,449  Winn-Dixie Stores, Inc.........    $     58,594
                                               ------------
                                                    210,384
                                               ------------

            MERCHANDISING - MASS - 2.44%
     9,974  CUC International Inc..........         286,753
    13,383  J.C. Penney Co., Inc...........         859,858
     6,434* KMart Corp.....................          80,827
    19,472  Sears Roebuck and Co...........         892,060
    87,132  Wal-Mart Stores, Inc...........       3,479,834
       824* Woolworth Corp.................          17,819
                                               ------------
                                                  5,617,151
                                               ------------

            METALS - ALUMINUM - 0.19%
    16,243  Alcan Aluminium Ltd............         437,546
                                               ------------

            METALS - COPPER - 0.14%
    10,946  Newmont Mining Corp............         329,064
                                               ------------

            METALS - MISCELLANEOUS - 0.30%
     5,460  Engelhard Corp.................          97,256
     9,048  Freeport-McMoRan Copper &
             Gold Inc. Class B.............         189,443
    10,777  Inco Limited...................         205,437
     3,384  Precision Castparts Corp.......         200,925
                                               ------------
                                                    693,061
                                               ------------

            METALS - STEEL - 0.16%
     1,816  Carpenter Technology Corp......          85,579
     2,095  Lukens Inc.....................          35,091
     3,563  Nucor Corp.....................         178,150
     3,048  Oregon Steel Mills, Inc........          59,817
                                               ------------
                                                    358,637
                                               ------------

            MISCELLANEOUS - 0.05%
       558* Corrections Corp. of America...          19,321
     2,741  Equifax Inc....................          93,537
                                               ------------
                                                    112,858
                                               ------------
            NATURAL GAS - DIVERSIFIED - 0.33%
     1,267  El Paso Natural Gas Co.........          77,762
     4,128  Questar Corp...................         161,766
     2,195* Seagull Energy Corp............          50,073
    10,677  Sonat Inc......................         465,117
                                               ------------
                                                    754,718
                                               ------------

--------------------------------------------------------------------------------

================================================================================
54         SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
            OIL - INTEGRATED DOMESTIC - 2.24%
     9,487  Amerada Hess Corp..............    $    531,272
     4,931  Ashland Oil, Inc...............         230,215
    23,442  Burlington Resources,  Inc.....       1,043,169
     2,971* Oryx Energy Co.................          80,217
     6,619  Pennzoil Co....................         440,991
    36,949  Phillips Petroleum Co..........       1,789,717
     4,100  Sun Co., Inc...................         165,794
    25,685  USX-Marathon Group.............         879,711
                                               ------------
                                                  5,161,086
                                               ------------

            OIL -  INTEGRATED INTERNATIONAL - 1.63%
     6,294  Murphy Oil Corp................         346,170
    60,223  Texaco Inc.....................       3,402,600
                                               ------------
                                                  3,748,770
                                               ------------

            OIL - SERVICES - 1.83%
     8,626  Baker Hughes Inc...............         361,214
    10,475  Dresser Industries, Inc........         391,503
     6,369  Global Marine Inc..............         167,584
    12,294  Halliburton Co.................         663,108
     1,704  Nabors Industries, Inc.........          59,747
       696  Rowan Companies, Inc...........          23,664
    28,347  Schlumberger Ltd...............       2,333,311
     2,480  Smith International, Inc.......         158,720
       239  Western Atlas Inc..............          16,625
     1,312  Witco Corp.....................          56,580
                                               ------------
                                                  4,232,056
                                               ------------

            OIL/GAS PRODUCERS - 0.76%
     3,308  Anadarko Petroleum Corp........         215,020
     7,115  Apache Corp....................         261,476
       232  Helmerich & Payne, Inc.........          17,647
     3,785  Noble Affiliates, Inc..........         140,518
     3,438  Pioneer Natural Resources Corp.         109,801
     8,511  Ranger Oil Ltd.................          60,109
     8,717  Ultramar Diamond Shamrock......         265,324
    25,199  Union Pacific Res. Group Inc...         626,825
     1,678  Valero Energy Corp.............          52,647
                                               ------------
                                                  1,749,367
                                               ------------

            PAPER/FOREST PRODUCTS - 1.19%
     3,157  Avery Dennison Corp............         132,198
     1,865  Bowater Inc....................          83,692
    16,375  Fort James Corp................         640,672
    20,498  Kimberly-Clark Corp............       1,067,177

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
            PAPER/FOREST PRODUCTS - Continued
     6,904  Longview Fibre Co..............    $    111,327
     5,086  Louisiana Pacific Corp.........         102,674
     3,577  Mead Corp......................         230,940
     9,409  Unisource Worldwide, Inc.......         147,604
     6,815  Willamette Industries, Inc.....         239,377
                                               ------------
                                                  2,755,661
                                               ------------

            POLLUTION CONTROL - 0.33%
     2,988  Browning-Ferris Industries Inc.         106,634
    26,272  Waste Management, Inc..........         646,948
                                               ------------
                                                    753,582
                                               ------------

            PUBLISHING - NEWS - 0.69%
     1,566  Dow Jones & Co., Inc...........          79,181
    15,862  Gannett Co., Inc...............         920,987
     2,766  Knight-Ridder, Inc.............         138,646
     4,424  Times Mirror Co................         262,675
     3,232  Tribune Co.....................         182,204
                                               ------------
                                                  1,583,693
                                               ------------

            PUBLISHING/PRINTING - 0.51%
    11,557  Deluxe Corp....................         408,107
     4,480  Dun & Bradstreet Corp..........         125,440
     6,625  McGraw-Hill, Inc...............         453,398
    12,444  Moore Corp. Ltd................         193,660
                                               ------------
                                                  1,180,605
                                               ------------

            RAILROAD - 1.08%
     2,483  Burlington Northern Santa Fe...         227,195
    12,643  CSX  Corp......................         661,387
    24,901  Norfolk Southern Corp..........         792,163
    13,532  Union Pacific Corp.............         811,920
                                               ------------
                                                  2,492,665
                                               ------------

            RESTAURANTS - 0.61%
    28,315  McDonald's Corp................       1,373,278
       987* Tricon Global Restaurants, Inc.          33,373
                                               ------------
                                                  1,406,651
                                               ------------

            SAVINGS & LOAN - 0.31%
    10,321  Washington Mutual, Inc.........         713,439
                                               ------------

            SECURITIES RELATED - 1.30%
     2,451  A.G. Edwards, Inc..............          83,028
     1,275  Bear Stearns Co. Inc...........          52,913

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
            SECURITIES RELATED - Continued
     7,950  Charles Schwab Corp............    $    306,572
    15,457  Merrill Lynch & Co., Inc.......       1,084,888
    26,906  Morgan Stanley, Dean Witter,
             Discover and Co...............       1,461,335
                                               ------------
                                                  2,988,736
                                               ------------

            SEMICONDUCTOR EQUIPMENT - 0.27%
    15,306* Applied Materials, Inc.........         505,098
     3,273* KLA-Tencor Corp................         126,829
                                               ------------
                                                    631,927
                                               ------------

            SEMICONDUCTORS - 2.41%
     2,149* Advanced Micro Devices, Inc....          46,874
    57,423  Intel Corp.....................       4,457,460
     2,792* LSI Logic Corp.................          64,914
     6,301* Micron Technology, Inc.........         156,737
    17,063  Rockwell International Corp....         831,820
                                               ------------
                                                  5,557,805
                                               ------------

            TELECOMMUNICATIONS - 1.95%
     1,383* Airtouch Communications, Inc...          54,283
     3,099* DSC Communications Corp........          69,921
     2,408  Frontier Corp..................          58,996
    26,308  Lucent Technologies, Inc.......       2,107,929
    12,050  Northern Telecom Ltd...........       1,082,241
     3,360* Tellabs, Inc...................         174,720
    29,423* WorldCom, Inc..................         941,536
                                               ------------
                                                  4,489,626
                                               ------------

            TEXTILE - PRODUCTS - 0.04%
       842  V F Corp.......................          38,890
     2,413  Wellman, Inc...................          51,125
                                               ------------
                                                     90,015
                                               ------------

            UTILITIES - COMMUNICATION - 6.50%
    30,249  Ameritech Corp.................       2,331,064
    50,432  AT & T Corp....................       2,817,887
    35,862  Bell Atlantic Corp.............       3,200,684
    46,271  BellSouth Corp.................       2,533,337
    17,280  MCI Communications Corp........         759,240
    35,814  SBC Communications, Inc........       2,607,707
    12,201  Sprint Corp....................         714,521
                                               ------------
                                                 14,964,440
                                               ------------

--------------------------------------------------------------------------------

================================================================================
            SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED         55
November 30, 1997 (Unaudited)
================================================================================

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            UTILITIES - ELECTRIC - 2.64%
     6,047* AES Corp.......................    $    221,470
    17,172  Allegheny Energy, Inc..........         520,526
     3,150  Central Louisiana Electric
             Co., Inc. ....................          91,547
    22,115  Cinergy Corp...................         787,847
     4,419  Hawaiian Electric Industries,
             Inc. .........................         172,065
     4,046  Idaho Power Co.................         136,047
     3,167  Indiana Energy, Inc............          89,072
     9,325  LG&E Energy Corp...............         208,647
     4,654  Minnesota Power & Light Co.....         180,052
     7,664  Montana Power Co...............         209,802
     6,977  Nevada Power Co................         161,779
    11,423  New Century Energies, Inc......         505,468
     5,353  OGE Energy Corp................         272,334
    41,089  PacifiCorp.....................         957,887
    16,620  Potomac Electric Power Co......         411,345
    11,860  Puget Sound Energy Inc.........         327,633
    18,352  TECO Energy, Inc...............         470,270
     7,067  UtiliCorp United Inc...........         241,603
     4,335  Washington Gas Light Co........         116,232
                                               ------------
                                                  6,081,626
                                               ------------

            UTILITIES - GAS, DISTRIBUTION - 0.38%
     7,945  AGL Resources, Inc.............         155,921
     4,119  Keyspan Energy Corp............         137,214
     5,350  National Fuel Gas Co...........         249,778
     3,642  NICOR Inc......................         146,591
     5,597  Tosco Corp.....................         182,252
                                               ------------
                                                    871,756
                                               ------------

            UTILITIES - GAS, PIPELINE 1.32%
     3,343  Columbia Gas System, Inc.......         243,203
    13,375  Consolidated Natural Gas Co....         807,516
    29,351  Enron Corp.....................       1,137,351
       796  ONEOK Inc......................          29,751
    11,684  Pacific Enterprises............         413,322
     4,918  Peoples Energy Corp............         180,122
     4,445  Williams Companies, Inc........         237,530
                                               ------------
                                                  3,048,795
                                               ------------

 PAR                                              MARKET
VALUE                                             VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $190,086,158)............    $222,063,435
                                               ------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 3.03%

            SECURITIES RELATED - 3.03%
            Merrill Lynch & Co., Inc.:
$2,539,000   5.68% due 12/3/19.............       2,538,199
 2,583,000   5.58% due 12/2/97.............       2,582,600
 1,865,000   5.55% due 12/1/19.............       1,865,000
                                               ------------
                                                  6,985,799
                                               ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $6,985,799)..............       6,985,799
                                               ------------

            UNITED STATES GOVERNMENT
            SHORT TERM - 0.17%

            U.S. TREASURY BILLS - 0.17%
            United States Treasury Bills:
   100,000   4.88% due 12/11/97............          99,863
   100,000   4.80% due 12/11/97............          99,867
   200,000   4.67% due 12/11/97............         199,741
                                               ------------
                                                    399,471
                                               ------------

            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $399,471)................         399,471
                                               ------------

            TOTAL INVESTMENTS
            (Cost $197,471,428) - 99.67%...     229,448,705
            Other assets less liabilities,
             net - 0.33%...................         748,522
                                               ------------
            NET ASSETS (equivalent
             to $20.12 per share on
             11,439,048 shares
             outstanding) - 100%...........    $230,197,227
                                               ============

                                                UNREALIZED
CONTRACTS                                      APPRECIATION
------------------------------------------------------------

     FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/97)
   26(2)    S&P 500 Index Futures
            (December/$954.90).............    $    132,950
                                               ============

            (1) U.S.Treasury Bills with a market value of
                approximately $400,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2) Per 250

------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  11,439,048 shares outstanding...........     $    114,390
Additional paid in capital................      173,483,042
Undistributed net realized gain on
 securities ..............................       24,323,059
Undistributed net investment income.......          166,509
Unrealized appreciation of:
  Investments...........  $31,977,277
                          -----------
  Futures ..............      132,950            32,110,227
                          -----------          ------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................     $230,197,227
                                               ============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
56           SOCIAL AWARENESS FUND - FINANCIAL STATEMENTS (Unaudited)
================================================================================



STATEMENT OF OPERATIONS
For the six months ended November 30, 1997




INVESTMENT INCOME:
Dividends............................................................          $ 1,617,366
Interest.............................................................              165,629
                                                                               -----------
  Total investment income............................................            1,782,995
                                                                               -----------

EXPENSES:
Advisory fees........................................................              491,183
Custodian and accounting services....................................               23,623
Reports to shareholders..............................................               13,189
Audit fees and tax services..........................................                3,424
Directors' fees and expenses.........................................                1,920
Miscellaneous........................................................                3,175
                                                                               -----------
  Total expenses.....................................................              536,514
                                                                               -----------
NET INVESTMENT INCOME................................................            1,246,481
                                                                               -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments.......................................... $15,101,982
  Futures Contracts....................................     458,886             15,560,868
                                                        -----------            -----------
Net unrealized appreciation of securities during
  the period:
  Investments..........................................   5,242,192
                                                        -----------
  Futures Contracts....................................      42,300              5,284,492
                                                        -----------            -----------
   Net realized and unrealized gain on securities during the period:.........   20,845,360
                                                                               -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................  $22,091,841
                                                                               ===========



STATEMENT OF CHANGES IN NET ASSETS


                                                                               For the              For the
                                                                           six months ended     fiscal year ended
                                                                           November 30, 1997       May 31, 1997
                                                                           -----------------    -----------------
OPERATIONS:
Net investment income .................................................     $   1,246,481       $   1,619,474
Net realized gain on securities .......................................        15,560,868          13,356,463
Net unrealized appreciation of securities during the period ...........         5,284,492          14,695,812
                                                                            -------------       -------------
  Increase in net assets resulting from operations ....................        22,091,841          29,671,749
                                                                            -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................................................        (1,172,000)         (1,578,118)
Net realized gain on securities .......................................              --           (10,727,011)
                                                                            -------------       -------------

  Decrease in net assets resulting from distributions
   to shareholders ....................................................        (1,172,000)        (12,305,129)
                                                                            -------------       -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ......................................        54,250,111          52,814,227
Proceeds from capital stock issued for distributions reinvested .......         1,172,000          12,305,129
                                                                            -------------       -------------
                                                                               55,422,111          65,119,356
Cost of capital stock repurchased .....................................        (1,493,779)         (8,024,362)
                                                                            -------------       -------------
  Increase in net assets resulting from capital stock transactions ....        53,928,332          57,094,994
                                                                            -------------       -------------
TOTAL INCREASE IN NET ASSETS ..........................................        74,848,173          74,461,614

NET ASSETS:
Beginning of period ...................................................       155,349,054          80,887,440
                                                                            -------------       -------------
End of period (including undistributed net investment income
  of $166,509 and $92,028) ............................................     $ 230,197,227       $ 155,349,054
                                                                            =============       =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..........................................         2,777,848           3,190,691
Shares issued for distributions reinvested ............................            60,205             775,715
Shares of capital stock repurchased ...................................           (76,416)           (509,440)
                                                                            -------------       -------------
  Increase in shares outstanding ......................................         2,761,637           3,456,966
Shares outstanding:
  Beginning of period .................................................         8,677,411           5,220,445
                                                                            -------------       -------------
  End of period .......................................................        11,439,048           8,677,411
                                                                            =============       =============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS              57
November 30, 1997 (Unaudited)
================================================================================

   NUMBER                                       MARKET
 OF SHARES                                      VALUE
-------------------------------------------------------
            COMMON STOCKS - 59.59%

            ADVERTISING - 0.05%
     1,995  Interpublic Group Cos., Inc....  $   95,635
                                             ----------

            AEROSPACE/DEFENSE - 1.03%
    14,811  Boeing Co......................     786,834
       521  Crane Co.......................      21,947
       758  EG & G, Inc....................      14,876
       727  General Dynamics Corp..........      62,976
       642  Goodrich (B.F.) Co.............      28,569
     3,083  Lockheed Martin Corp...........     300,785
     1,032  Northrop Grumman Corp..........     116,358
     3,218* Raytheon Co....................     180,007
     1,578  TRW Inc........................      89,552
     3,734  United Technologies Corp.......     279,817
                                             ----------
                                              1,881,721
                                             ----------

            AIRLINES - 0.24%
     1,326* AMR Corp.......................     160,695
     1,207  Delta Air Lines, Inc...........     134,505
     3,077  Southwest Airlines Co..........      75,182
     1,213* US Airways Group, Inc..........      66,867
                                             ----------
                                                437,249
                                             ----------

            APPAREL & PRODUCTS - 0.04%
     1,070* Fruit of the Loom, Inc.
              Class A......................      24,944
       910  Liz Claiborne, Inc.............      45,728
                                             ----------
                                                 70,672
                                             ----------

            APPLIANCES/FURNISHINGS - 0.06%
     1,429  Maytag Corp....................      46,175
     1,129  Whirlpool Corp.................      61,883
                                             ----------
                                                108,058
                                             ----------

            AUTO - CARS - 0.96%
     9,955  Chrysler Corp..................     341,581
    17,556  Ford Motor Co..................     754,908
    10,778  General Motors Corp............     657,458
                                             ----------
                                              1,753,947
                                             ----------

            AUTO - REPLACEMENT PARTS - 0.21%
     2,108* AutoZone, Inc..................      63,240
       900  Cooper Tire & Rubber Co........      20,138
     1,815  Echlin Inc.....................      57,513
     2,826  Genuine Parts Co...............      90,432


   NUMBER                                       MARKET
 OF SHARES                                      VALUE
-------------------------------------------------------
            AUTO - REPLACEMENT PARTS - Continued
     2,276  Goodyear Tire & Rubber Co......  $  138,125
       882* Pep Boys-Manny, Moe & Jack.....      22,160
                                             ----------
                                                391,608
                                             ----------

            BANKS - NEW YORK CITY - 1.17%
     5,908  Bank of New York Co., Inc......     317,555
     6,379  Chase Manhattan Corp...........     692,919
     6,839  CitiCorp.......................     820,253
     2,784  J. P. Morgan & Co. Inc.........     317,898
                                             ----------
                                              2,148,625
                                             ----------

            BANKS - OTHER  - 1.65%
    10,276  BankAmerica Corp...............     750,148
     2,433  BankBoston Corp................     216,841
     4,554  First Chicago Corp.............     356,350
     8,762  First Union Corp...............     427,147
     3,888  Fleet Financial Group, Inc.....     256,851
     3,888  Mellon Bank Corp...............     220,401
     3,397  National City Corp.............     226,750
     1,674  Providian Financial Corp.......      73,761
     1,105  Republic of New York Corp......     120,169
     1,250  Wells Fargo & Co...............     384,063
                                             ----------
                                              3,032,481
                                             ----------

            BANKS - REGIONAL - 2.01%
     8,637  BANC ONE CORP..................     443,726
     3,130  Barnett Banks, Inc.............     220,274
     1,620  Comerica Inc...................     138,004
     2,518  CoreStates Financial Corp......     194,673
     2,538  Fifth Third Bancorp............     178,929
     3,200  Huntington Bancshares, Inc.....     108,800
     3,240  KeyCorp........................     218,497
    10,550  NationsBank Corp...............     633,659
    10,836  Norwest Corp...................     405,673
     4,473  PNC Bank Corp..................     240,703
     2,300  State Street Corp..............     136,850
     3,385  SunTrust Banks, Inc............     240,335
     3,407  U.S. Bancorp...................     366,465
     2,052  Wachovia Corp..................     158,004
                                             ----------
                                              3,684,592
                                             ----------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.31%
       478  Adolph Coors Class B...........      17,208
     7,496  Anheuser-Busch Companies, Inc..     323,734

   NUMBER                                       MARKET
 OF SHARES                                      VALUE
-------------------------------------------------------
            BEVERAGE - BREWERS/
            DISTRIBUTORS - Continued

       733  Brown-Forman Corp. Class B.....  $   37,658
     5,625  Seagram Co. Ltd................     181,758
                                             ----------
                                                560,358
                                             ----------

            BEVERAGE - SOFT DRINKS - 1.69%
    36,499  Coca-Cola Co...................   2,281,188
    22,261  PepsiCo, Inc...................     820,874
                                             ----------
                                              3,102,062
                                             ----------

            BROADCASTING - 0.83%
    10,702  CBS Corp.......................     321,060
     1,800* Clear Channel Communications,
             Inc. .........................     121,950
     5,084  Comcast Corp. Class A Special..     142,352
     7,267* Tele-Comm Liberty Media Group
             Class A.......................     166,460
     7,365  U S West Communications Group..     332,806
     9,163* U S West Media Group...........     243,392
     5,650  Viacom, Inc. Class B...........     197,750
                                             ----------
                                              1,525,770
                                             ----------

            BUILDING MATERIALS - 0.18%
       505  Armstrong World Industries,
            Inc. ..........................      34,813
     2,292  Lowe's Companies, Inc..........     105,289
     2,467  Masco Corp.....................     116,257
     2,868  Sherwin-Williams Co............      81,917
                                             ----------
                                                338,276
                                             ----------

            CHEMICAL - MAJOR - 1.18%
     3,019  Dow Chemical Co................     298,126
    16,962  E.I. du Pont de Nemours
            and Co. .......................   1,027,261
     1,453  Hercules, Inc..................      70,561
     8,408  Monsanto Co....................     367,325
     1,910  Morton International, Inc......      65,059
     2,535  PPG Industries, Inc............     146,872
     1,143  Rohm and Haas Co...............     105,085
     1,920  Union Carbide Corp.............      84,720
                                             ----------
                                              2,165,009
                                             ----------

            CHEMICAL - MISCELLANEOUS - 0.34%
     1,661  Air Products and Chemicals Inc.     127,378
     1,188  Eastman Chemical Co............      71,725
     1,453  Ecolab Inc.....................      74,103
       364* FMC Corp.......................      26,595

--------------------------------------------------------------------------------

================================================================================
58         ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - Continued
       331  Great Lakes Chemical Corp......   $     14,854
     1,073  Millipore Corp.................         41,579
       904  Nalco Chemical Co..............         35,087
     2,486  Praxair, Inc...................        109,229
       936  Sigma Aldrich Corp.............         33,813
     1,187  W. R. Grace & Co...............         86,354
                                              ------------
                                                   620,717
                                              ------------

            COAL - 0.01%
       200  NACCO Industries, Inc.
             Class A. .....................         21,775
                                              ------------

            CONGLOMERATES - 0.64%
     8,760  Allied Signal Inc..............        325,215
     1,200  ITT Industries, Inc............         38,100
     1,581  Loews Corp.....................        167,784
     2,551  Tenneco Inc....................        110,490
     2,656  Textron Inc....................        157,036
     8,558  Tyco International Ltd.........        335,902
     1,754  Whitman Corp...................         46,152
                                              ------------
                                                 1,180,679
                                              ------------

            CONSUMER FINANCE- 0.14%
       766  Beneficial Corp................         59,461
     7,841  MBNA Corp......................        208,277
                                              ------------
                                                   267,738
                                              ------------

            CONTAINERS - METAL/GLASS - 0.20%
       300  Ball Corp......................         11,550
     3,792  Corning Inc....................        160,923
     1,993  Crown Cork & Seal Co., Inc.....         97,283
       607  Owens Corning..................         22,307
     2,100* Owens-Illinois, Inc............         71,138
                                              ------------
                                                   363,201
                                              ------------

            CONTAINERS - PAPER - 0.05%
     1,232  Bemis Co., Inc.................         51,898
       890  Temple-Inland Inc..............         50,841
                                              ------------
                                                   102,739
                                              ------------

            COSMETICS/TOILETRIES - 0.53%
       699  Alberto-Culver Co. Class B.....         21,800
     1,757  Avon Products, Inc.............        101,576
     8,146  Gillette Co....................        751,978

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            COSMETICS/TOILETRIES - Continued
     1,971  International Flavors &
             Fragrances, Inc...............   $     94,977
                                              ------------
                                                   970,331
                                              ------------

            DRUGS - 4.32%
     1,175  Allergan, Inc..................         39,803
     1,414* ALZA Corp......................         37,736
     9,678  American Home Products Corp....        676,250
     3,726* Amgen Inc......................        190,492
       592  Bausch & Lomb Inc..............         23,458
    14,614  Bristol Myers Squibb Co........      1,368,236
    16,160  Eli Lilly and Co...............      1,019,090
    18,137  Merck & Co., Inc...............      1,715,080
    18,742  Pfizer, Inc....................      1,363,481
     7,611  Pharmacia & Upjohn, Inc........        256,871
    10,654  Schering-Plough Corp...........        667,873
     3,918  Warner-Lambert Co..............        548,030
                                              ------------
                                                 7,906,400
                                              ------------

            ELECTRICAL EQUIPMENT - 2.35%
     3,137  AMP Inc........................        136,263
     2,384* Cabletron Systems, Inc.........         54,832
     6,488  Emerson Electric Co............        356,840
    48,202  General Electric Co............      3,554,898
     1,110  National Service Industries,
             Inc. .........................         51,961
       298  Raychem Corp...................         28,180
       950  Thomas & Betts Corp............         43,106
       748  W. W. Grainger Inc.............         70,032
                                              ------------
                                                 4,296,112
                                              ------------

            ELECTRONIC INSTRUMENTS - 0.11%
     1,091  General Signal Corp............         44,526
       706  Perkin-Elmer Corp..............         49,111
       750  Tektronix, Inc.................         31,453
     2,076* Thermo Electron Corp...........         76,423
                                              ------------
                                                   201,513
                                              ------------

            ENTERTAINMENT - 0.92%
     1,839* Harrah's Entertainment, Inc....         36,895
     2,066  Hasbro, Inc....................         60,043
       268* King World Productions, Inc....         14,572
     4,261  Mattel, Inc....................        170,706
     8,063  Time Warner Inc................        469,669

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            ENTERTAINMENT - Continued
     9,904  Walt Disney Co.................   $    940,261
                                              ------------
                                                 1,692,146
                                              ------------

            FINANCE COMPANIES - 0.27%
     2,056  Green Tree Financial Corp......         62,965
     1,578  Household International, Inc...        198,828
     1,493* ITT Corp.......................        113,281
     2,800  SunAmerica, Inc................        113,400
                                              ------------
                                                   488,474
                                              ------------

            FINANCIAL SERVICES - 0.37%
     7,221  American Express Co............        569,556
     1,300  Countrywide Credit Industries,
             Inc. .........................         53,219
     1,659  H & R Block Inc................         68,019
                                              ------------
                                                   690,794
                                              ------------

            FOODS - 1.51%
     8,318  Archer Daniels Midland Co......        177,797
     6,450  Campbell Soup Co...............        361,200
     7,382  ConAgra, Inc...................        265,291
     1,869  CPC International Inc..........        193,208
     2,834  General Mills, Inc.............        209,716
     5,034  H J Heinz Co...................        252,014
     2,044  Hershey Foods Corp.............        125,451
     6,232  Kellogg Co.....................        289,009
     1,072  Pioneer Hi-Bred International,
             Inc. .........................        109,478
     2,419  Quaker Oats Co.................        128,207
     1,700  Ralston Purina Co..............        158,100
     6,596  Sara Lee Corp..................        348,763
     1,876  Wm. Wrigley Jr. Co.............        148,438
                                              ------------
                                                 2,766,672
                                              ------------

            FOOTWEAR - 0.14%
     4,231  NIKE, Inc. Class  B............        205,996
     1,095* Reebok International Ltd.......         43,047
                                              ------------
                                                   249,043
                                              ------------

            FREIGHT - 0.10%
     1,874* Federal Express Corp...........        125,675
     1,363  Ryder System, Inc..............         49,494
                                              ------------
                                                   175,169
                                              ------------

            FUNERAL SERVICES - 0.08%
     4,045  Service Corp. International....        147,895
                                              ------------

--------------------------------------------------------------------------------

================================================================================
         ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED            59
November 30, 1997 (Unaudited)
================================================================================

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            GOLD MINING - 0.09%
     5,583  Barrick Gold Corp..............   $     92,468
     1,600  Battle Mountain Gold Co........          8,100
     2,600* Echo Bay Mines Ltd.............          6,013
     1,971  Homestake Mining Co............         20,696
     3,779  Placer Dome Inc................         46,293
                                              ------------
                                                   173,570
                                              ------------

            GOVERNMENT SPONSORED - 0.70%
    10,680  Federal Home Loan Mortgage
             Corp. ........................        440,550
    15,825  Federal National Mortgage
             Association ..................        835,757
                                              ------------
                                                 1,276,307
                                              ------------

            HARDWARE & TOOLS - 0.07%
     1,084  Black & Decker Corp............         39,837
       784  Snap-on Inc....................         34,447
     1,088  Stanley Works..................         47,940
                                              ------------
                                                   122,224
                                              ------------

            HEALTHCARE - 0.26%
     1,800  Cardinal Health, Inc...........        136,350
     5,168* HealthSouth Corp...............        135,660
     2,769* Humana Inc.....................         61,437
     2,905  United HealthCare Corp.........        151,241
                                              ------------
                                                   484,688
                                              ------------

            HEAVY DUTY TRUCKS/PARTS - 0.17%
       706  Cummins Engine Co., Inc........         45,449
     1,624  Dana Corp......................         75,922
       978  Eaton Corp.....................         92,360
     1,127* Navistar International Corp....         24,794
     1,388  PACCAR Inc.....................         76,340
                                              ------------
                                                   314,865
                                              ------------

            HOME BUILDERS - 0.02%
       316  Centex Corp....................         20,026
       595  Kaufman & Broad Home Corp......         12,904
                                              ------------
                                                    32,930
                                              ------------

            HOSPITAL MANAGEMENT - 0.27%
     1,500* Beverly Enterprises, Inc.......         25,500
     9,536  Columbia/HCA Healthcare Corp...        281,312
       722  Manor Care, Inc................         25,451
       320  Shared Medical Systems Corp....         20,480

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            HOSPITAL MANAGEMENT - Continued
     4,281* Tenet Healthcare Corp..........   $    135,654
                                              ------------
                                                   488,397
                                              ------------

            HOSPITAL SUPPLIES - 1.59%
    11,724  Abbott Laboratories............        762,060
     1,019  Bard (C. R.), Inc..............         30,506
     4,110  Baxter International Inc.......        208,068
     1,697  Becton, Dickinson and Co.......         87,501
     1,000  Biomet, Inc....................         23,875
     2,973* Boston Scientific Corp.........        134,342
    19,648  Johnson & Johnson..............      1,236,596
     1,022  Mallinckrodt, Inc..............         37,814
     6,732  Medtronic, Inc.................        321,453
     1,647* St. Jude Medical, Inc..........         48,792
     1,022  United States Surgical Corp....         26,955
                                              ------------
                                                 2,917,962
                                              ------------

            HOUSEHOLD PRODUCTS - 1.79%
     1,848  Clorox Co......................        143,451
     4,416  Colgate-Palmolive Co...........        295,044
     6,143  Minnesota Mining &
             Manufacturing Co..............        598,559
     2,310  Newell Co......................         94,277
    20,138  Procter & Gamble Co............      1,536,781
     2,190  Rubbermaid, Inc................         53,108
       812  Tupperware Corp................         19,387
     9,232  Unilever N V - ADR.............        536,033
                                              ------------
                                                 3,276,640
                                              ------------

            INFORMATION PROCESSING - 5.80%
     1,100  Adobe Systems Inc..............         46,200
     1,928* Apple Computer, Inc............         34,222
       835  Autodesk, Inc..................         32,095
     3,929  Automatic Data Processing,
             Inc. .........................        221,006
     2,982* Bay Networks, Inc..............         89,646
       832* Ceridian Corp..................         36,504
     9,689* Cisco Systems, Inc.............        835,676
     2,701  Cognizant Corp.................        115,805
    11,239  Compaq Computer Corp...........        701,751
     7,934  Computer Associates
             International, Inc............        413,038
     1,135* Computer Sciences Corp.........         89,878
     1,114* Data General Corp..............         19,982
     5,014* Dell Computer Corp.............        422,116
     2,110* Digital Equipment Corp.........        103,917

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            INFORMATION PROCESSING - Continued
     7,122* E M C Corp.....................   $    215,885
     6,898  First Data Corp................        195,300
     2,600  HBO & Co.......................        116,675
    15,465  Hewlett Packard Co.............        944,332
     1,465  Honeywell Inc..................         95,958
    14,574  International Business
             Machine Corp..................      1,596,764
    17,857* Microsoft Corp.................      2,526,766
     2,547* Nextlevel Systems Inc..........         33,748
     4,584* Novell, Inc. ..................         42,402
    14,520* Oracle Corp....................        483,698
     1,578  Parametric Technology Corp.....         79,788
     2,153  Pitney Bowes Inc...............        180,987
     3,718* Seagate Technology.............         84,352
     2,799* Silicon Graphics, Inc..........         36,737
     5,878* Sun Microsystems, Inc..........        211,608
     4,944* 3Com Corp......................        179,220
     2,800* Unisys Corp....................         40,075
     4,883  Xerox Corp.....................        379,348
                                              ------------
                                                10,605,479
                                              ------------

            INSURANCE - CASUALTY - 0.30%
     2,584  Chubb Corp.....................        183,303
     1,100  Progressive Corp...............        112,200
     2,153  SAFECO Corp....................        105,228
     1,283  St. Paul Companies, Inc........        102,640
     2,079  USF & G Corp...................         41,970
                                              ------------
                                                   545,341
                                              ------------

            INSURANCE - LIFE - 0.38%
     2,397  Aetna Inc......................        180,674
     2,698  Conseco Inc....................        125,626
     1,164  Jefferson-Pilot Corp...........         88,828
     1,640  Lincoln National Corp..........        117,055
     2,270  Torchmark Corp.................         92,644
       887  Transamerica Corp..............         96,295
                                              ------------
                                                   701,122
                                              ------------

            INSURANCE - MISCELLANEOUS - 0.29%
     1,197  General Reinsurance Corp.......        237,605
     1,444  MBIA, Inc......................         90,792
     1,606  MGIC Investment Corp...........         93,851
     2,114  UNUM Corp......................        100,283
                                              ------------
                                                   522,531
                                              ------------

--------------------------------------------------------------------------------

================================================================================
60        ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            INSURANCE - MULTILINE - 1.69%
     6,146  Allstate Corp..................   $    527,788
    10,190  American International Group,
             Inc...........................      1,027,279
     2,752  Aon Corp.......................        145,684
     1,343  CIGNA Corp.....................        224,617
     2,003  Hartford Financial Services
             Group.........................        167,751
     2,484  Marsh & McLennan Companies,
             Inc. .........................        184,903
    16,263  Travelers Group, Inc...........        821,277
                                              ------------
                                                 3,099,299
                                              ------------

            LEISURE TIME - 0.07%
     1,943  Brunswick Corp.................         64,969
     2,500* Mirage Resorts, Inc............         59,375
                                              ------------
                                                   124,344
                                              ------------

            LODGING - 0.22%
     2,299* HFS, Inc.......................        157,769
     3,710  Hilton Hotels Corp.............        115,474
     1,788  Marriott International, Inc....        129,518
                                              ------------
                                                   402,761
                                              ------------

            MACHINE TOOLS - 0.01%
       444  Cincinnati Milacron, Inc.......         13,126
                                              ------------

            MACHINERY - AGRICULTURE - 0.15%
     1,211  Case Corp......................         75,082
     3,670  Deere & Co.....................        201,162
                                              ------------
                                                   276,244
                                              ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.20%
     5,640  Caterpillar Inc................        270,368
     1,303  Fluor Corp.....................         46,827
       726  Foster Wheeler Corp............         22,370
       579  Harnischfeger Industries Inc...         22,111
                                              ------------
                                                   361,676
                                              ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.38%
       200  Aeroquip-Vickers, Inc..........         10,213
       217  Briggs & Stratton Corp.........         11,094
     1,607  Cooper Industries, Inc.........         82,961
     1,610  Dover Corp.....................        107,971
     3,360  Illinois Tool Works Inc........        184,170
     2,334  Ingersoll-Rand Co..............         95,402
     1,387  Johnson Controls, Inc..........         63,542

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - Continued
     1,795  Pall Corp......................   $     37,919
     1,504  Parker Hannifin Corp...........         66,928
     1,118  Timken Co......................         39,619
                                              ------------
                                                   699,819
                                              ------------

            MEDICAL TECHNOLOGY - 0.07%
     2,106  Guidant Corp...................        135,311
                                              ------------

            MERCHANDISE - DRUG - 0.29%
     2,489  CVS Corp.......................        165,207
       697  Longs Drug Stores Corp.........         20,387
     1,681  Rite Aid Corp..................        110,526
     7,104  Walgreen Co....................        228,660
                                              ------------
                                                   524,780
                                              ------------

            MERCHANDISE - SPECIALTY - 0.90%
       989  American Greetings Corp.
             Class A ......................         36,346
     1,451  Circuit City Stores, Inc.......         47,611
     3,266* CostCo Companies, Inc..........        144,724
     2,557  Fortune Brands,  Inc...........         92,531
     3,965  Gap, Inc.......................        212,871
    10,656  Home Depot, Inc................        596,070
     1,406  Ikon Office Solutions Inc......         42,795
       591  Jostens, Inc...................         14,184
     4,344  Limited, Inc...................        104,528
     1,133  Nordstrom, Inc.................         66,847
     1,582  Tandy Corp.....................         68,026
     2,378  TJX Companies, Inc.............         82,041
     4,133* Toys "R" Us, Inc...............        141,039
                                              ------------
                                                 1,649,613
                                              ------------

            MERCHANDISING - DEPARTMENT - 0.36%
     3,076  Dayton Hudson Corp.............        204,362
     1,630  Dillards, Inc. Class A.........         59,597
     3,116* Federated Department Stores,
             Inc. .........................        141,973
     3,657  May Department Stores Co.......        196,564
       758  Mercantile Stores Co., Inc.....         48,986
                                              ------------
                                                   651,482
                                              ------------

            MERCHANDISING - FOOD - 0.36%
     3,403  Albertsons, Inc................        151,008
     4,842  American Stores Co.............         95,932

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            MERCHANDISING - FOOD - Continued
       975  Fleming Companies, Inc.........   $     16,209
     1,170  Giant Food Inc. Class A........         39,488
       600  Great Atlantic & Pacific Tea
             Co., Inc. ....................         18,525
     3,842* Kroger Co......................        132,309
     1,196  Supervalu Inc..................         47,018
     1,857  SYSCO Corp.....................         82,753
     1,879  Winn-Dixie Stores, Inc.........         75,982
                                              ------------
                                                   659,224
                                              ------------

            MERCHANDISING - MASS - 1.17%
     5,872  CUC International Inc..........        168,820
     3,548  J.C. Penney Co., Inc...........        227,959
     6,276* KMart Corp.....................         78,842
     6,096  Sears Roebuck and Co...........        279,273
    33,574  Wal-Mart Stores, Inc...........      1,340,862
     2,161* Woolworth Corp.................         46,732
                                              ------------
                                                 2,142,488
                                              ------------

            METALS - ALUMINUM - 0.18%
     3,443  Alcan Aluminium Ltd............         92,746
     2,590  Aluminum Co. of America........        174,177
     1,042  Reynolds Metals Co.............         59,329
                                              ------------
                                                   326,252
                                              ------------

            METALS - COPPER - 0.07%
       465  ASARCO Inc.....................         11,567
     2,373  Newmont Mining Corp............         71,338
       759  Phelps Dodge Corp..............         50,284
                                              ------------
                                                   133,189
                                              ------------

            METALS - MISCELLANEOUS - 0.09%
     1,666  Cyprus Amax Minerals Co........         30,509
     1,674  Engelhard Corp.................         29,818
     2,653  Freeport-McMoRan Copper &
             Gold Inc. Class B.............         55,547
     2,707  Inco Limited...................         51,602
                                              ------------
                                                   167,476
                                              ------------

            METALS - STEEL - 0.12%
     2,779  Allegheny Teldyne Inc..........         71,559
     1,995* Bethlehem Steel Corp...........         20,449
       600  Inland Steel Industries, Inc...         11,475
     1,167  Nucor Corp.....................         58,350
     1,315  USX-US Steel Group, Inc........         41,176

--------------------------------------------------------------------------------

================================================================================
          ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED           61
November 30, 1997 (Unaudited)
================================================================================

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            METALS - STEEL - Continued
     1,100  Worthington Industries, Inc....   $     19,938
                                              ------------
                                                   222,947
                                              ------------

            MISCELLANEOUS - 0.04%
     2,000  Equifax Inc....................         68,250
                                              ------------

            MOBILE HOMES - 0.01%
       635  Fleetwood Enterprises, Inc.....         22,662
                                              ------------

            MULTIMEDIA - 0.01%
       402  Meredith Corp..................         14,020
                                              ------------

            NATURAL GAS - DIVERSIFIED - 0.09%
     1,381  Coastal Corp...................         80,875
       363  Eastern Enterprises............         14,611
     1,441  Sonat Inc......................         62,774
                                              ------------
                                                   158,260
                                              ------------

            OIL - INTEGRATED DOMESTIC - 1.15%
     1,364  Amerada Hess Corp..............         76,384
     7,344  Amoco Corp.....................        660,960
     1,262  Ashland Oil, Inc...............         58,920
     4,508  Atlantic Richfield Co..........        367,402
     2,863  Burlington Resources,  Inc.....        127,404
       667  Kerr-McGee Corp................         44,230
     4,407  Occidental Petroleum Corp......        130,833
     1,373* Oryx Energy Co.................         37,071
       932  Pennzoil Co....................         62,095
     3,884  Phillips Petroleum Co..........        188,131
     1,404  Sun Co., Inc...................         56,774
     3,360  Unocal Corp....................        133,770
     4,611  USX-Marathon Group.............        157,927
                                              ------------
                                                 2,101,901
                                              ------------

            OIL - INTEGRATED INTERNATIONAL - 3.24%
     9,459  Chevron Corp...................        758,493
    36,528  Exxon Corp.....................      2,228,208
    11,600  Mobil Corp.....................        834,475
    31,592  Royal Dutch Petroleum Co. -
             ADR...........................      1,664,504
     7,874  Texaco Inc.....................        444,881
                                              ------------
                                                 5,930,561
                                              ------------

            OIL - SERVICES - 0.63%
     2,760  Baker Hughes Inc...............        115,575
     2,477  Dresser Industries, Inc........         92,578

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            OIL - SERVICES - Continued
     3,714  Halliburton Co.................   $    200,324
       681  McDermott International, Inc...         21,452
     1,129* Rowan Companies, Inc...........         38,386
     7,402  Schlumberger Ltd...............        609,277
     1,058* Western Atlas Inc..............         73,597
                                              ------------
                                                 1,151,189
                                              ------------

            OIL/GAS PRODUCERS - 0.11%
       800  Anadarko Petroleum Corp........         52,000
     1,200  Apache Corp....................         44,100
       300  Helmerich & Payne, Inc.........         22,819
     3,611  Union Pacific Resources Group
             Inc. .........................         89,823
                                              ------------
                                                   208,742
                                              ------------

            PAPER/FOREST PRODUCTS - 0.79%
     1,663  Avery Dennison Corp............         69,638
     1,066  Boise Cascade Corp.............         35,911
     1,507  Champion International Corp....         80,719
     2,938  Fort James Corp................        114,949
     1,333  Georgia-Pacific Corp...........        113,805
     4,762  International Paper Co.........        225,897
     7,534  Kimberly-Clark Corp............        392,239
       943  Louisiana Pacific Corp.........         19,037
       834  Mead Corp......................         53,845
       315  Potlatch Corp..................         15,317
     1,972* Stone Container Corp...........         24,650
     1,044  Union Camp Corp................         62,705
     1,221  Westvaco Corp..................         39,835
     2,844  Weyerhaeuser Co................        150,199
     1,578  Willamette Industries, Inc.....         55,427
                                              ------------
                                                 1,454,173
                                              ------------

            PHOTOGRAPHY - 0.17%
     4,634  Eastman Kodak Co...............        280,936
       746  Polaroid Corp..................         31,705
                                              ------------
                                                   312,641
                                              ------------

            POLLUTION CONTROL - 0.18%
     2,459  Browning-Ferris Industries
             Inc. .........................         87,756
     5,700  Laidlaw Inc....................         74,100
       141  Safety-Kleen Corp..............          3,912
     6,731  Waste Management, Inc..........        165,751
                                              ------------
                                                   331,519
                                              ------------

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            PUBLISHING - NEWS - 0.34%
     1,327  Dow Jones & Co., Inc...........   $     67,096
     4,038  Gannett Co., Inc...............        234,456
     1,296  Knight-Ridder, Inc.............         64,962
     1,329  New York Times Co.  Class  A...         78,909
     1,267  Times Mirror Co................         75,228
     1,801  Tribune Co.....................        101,531
                                              ------------
                                                   622,182
                                              ------------

            PUBLISHING/PRINTING - 0.24%
     1,519  Deluxe Corp....................         53,640
     2,686  Dun & Bradstreet Corp..........         75,208
     1,071  Harcourt General, Inc..........         58,637
       426  John H. Harland Co.............          8,812
     1,578  McGraw-Hill, Inc...............        107,994
     1,796  Moore Corp. Ltd................         27,950
     2,896  RR Donnelley & Sons Co.........        102,084
                                              ------------
                                                   434,325
                                              ------------

            RAILROAD - 0.42%
     2,133  Burlington Northern Santa Fe...        195,170
     3,176  CSX  Corp......................        166,145
     5,805  Norfolk Southern Corp..........        184,672
     3,746  Union Pacific Corp.............        224,760
                                              ------------
                                                   770,747
                                              ------------

            RESTAURANTS - 0.35%
     2,957  Darden Restaurants, Inc........         35,114
    10,061  McDonald's Corp................        487,959
     2,276* Tricon Global Restaurants, Inc.         76,957
     2,200  Wendy's International, Inc.....         46,200
                                              ------------
                                                   646,230
                                              ------------

            SAVINGS & LOAN - 0.24%
       925  Golden West Financial Corp.....         82,903
     1,385  H.F. Ahmanson & Co.............         82,408
     3,864  Washington Mutual, Inc.........        267,099
                                              ------------
                                                   432,410
                                              ------------

            SECURITIES RELATED - 0.53%
     3,600  Charles Schwab Corp............        138,825
     5,030  Merrill Lynch & Co., Inc.......        353,043
     8,912  Morgan Stanley, Dean Witter,
             Discover and Co...............        484,033
                                              ------------
                                                   975,901
                                              ------------

--------------------------------------------------------------------------------

================================================================================
62           ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------

            SEMICONDUCTOR EQUIPMENT - 0.13%
     5,666* Applied Materials, Inc.........   $    186,978
     1,400* KLA-Tencor Corp................         54,250
                                              ------------
                                                   241,228
                                              ------------

            SEMICONDUCTORS - 1.68%
     1,857* Advanced Micro Devices, Inc....         40,506
    24,202  Intel Corp.....................      1,878,680
     2,010* LSI Logic Corp.................         46,733
     3,144* Micron Technology, Inc.........         78,207
     8,890  Motorola, Inc..................        558,959
     2,037* National Semiconductor Corp....         67,476
     2,817  Rockwell International Corp....        137,329
     5,628  Texas Instruments Inc..........        277,179
                                              ------------
                                                 3,085,069
                                              ------------

            TELECOMMUNICATIONS - 1.24%
     7,349* Airtouch Communications, Inc...        288,448
     2,784  ALLTEL Corp....................        110,664
     1,224* Andrew Corp....................         32,436
     1,847* DSC Communications Corp........         41,673
     2,278  Frontier Corp..................         55,811
     1,100  Harris Corp....................         52,181
     9,504  Lucent Technologies, Inc.......        761,508
     3,817  Northern Telecom Ltd...........        342,814
     1,381  Scientific-Atlanta, Inc........         27,620
     2,504* Tellabs, Inc...................        130,208
    13,268* WorldCom, Inc..................        424,576
                                              ------------
                                                 2,267,939
                                              ------------

            TEXTILE - PRODUCTS - 0.07%
       383  Russell Corp...................         11,705
       300  Springs Industries, Inc.
             Class A ......................         15,131
     2,000  V F Corp.......................         92,375
                                              ------------
                                                   119,211
                                              ------------

            TOBACCO - 0.89%
    35,829  Philip Morris Cos Inc..........      1,558,562
     2,027  UST Inc........................         62,584
                                              ------------
                                                 1,621,146
                                              ------------

            TRUCKERS - 0.02%
       600  Caliber System, Inc............         32,063
                                              ------------

            UTILITIES - COMMUNICATION - 3.43%
    23,254  AT & T Corp....................      1,299,317

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            UTILITIES - COMMUNICATION - Continued
     8,359  Ameritech Corp.................   $    644,165
    11,495  Bell Atlantic Corp.............      1,025,929
    14,627  BellSouth Corp.................        800,828
    14,787  GTE Corp.......................        747,667
     9,757  MCI Communications Corp........        428,698
    13,457  SBC Communications, Inc........        979,837
     6,220  Sprint Corp....................        364,259
                                              ------------
                                                 6,290,700
                                              ------------

            UTILITIES - ELECTRIC - 1.54%
     2,949  American Electric Power, Inc...        146,160
     2,698  Baltimore Gas and Electric Co..         82,795
     2,406  Carolina Power & Light Co......         89,924
     2,892  Central & South West Corp......         72,300
     2,718  Cinergy Corp...................         96,829
     3,299  Consolidated Edison Co. of
             New York, Inc.................        124,537
     2,808  Dominion Resources, Inc........        109,161
     2,593  DTE Energy Co..................         85,083
     5,404  Duke Energy Corp...............        281,008
     5,817  Edison International...........        155,968
     2,627  Entergy Corp...................         68,302
     2,826* FirstEnergy Corp...............         76,302
     2,670  FPL Group, Inc.................        149,353
     1,554  GPU Inc........................         61,383
     5,489  Houston Industries, Inc........        130,020
     1,200* Niagara Mohawk Power Corp......         11,475
     1,234  Northern States Power Co.......         67,715
     5,335  P G & E Corp...................        150,714
     1,700  P P & L Resources Inc..........         39,950
     5,445  PacifiCorp.....................        126,937
     3,377  Peco Energy Co.................         82,103
     3,681  Public Service Enterprise
             Group.........................        107,439
    10,808  Southern Co....................        259,392
     3,594  Texas Utilities Co.............        143,760
     1,600  Unicom Corp....................         46,600
     1,525  Union Electric Co..............         60,714
                                              ------------
                                                 2,825,924
                                              ------------

            UTILITIES - GAS, DISTRIBUTION - 0.02%
       890  NICOR Inc......................         35,823
                                              ------------

            UTILITIES - GAS, PIPELINE - 0.28%
       787  Columbia Gas System, Inc.......         57,254
     1,495  Consolidated Natural Gas Co....         90,261

   NUMBER                                         MARKET
 OF SHARES                                        VALUE
----------------------------------------------------------
            UTILITIES - GAS, PIPELINE - Continued
     4,147  Enron Corp.....................   $    160,696
       200  ONEOK Inc......................          7,475
     1,520  Pacific Enterprises............         53,770
       625  Peoples Energy Corp............         22,890
     2,113  Williams Companies, Inc........        112,913
                                              ------------
                                                   505,259
                                              ------------
            TOTAL COMMON STOCKS
            (Cost $75,467,445).............    109,149,623
                                              ------------
 PAR
VALUE
-----
            CORPORATE BONDS - 18.76%

            AEROSPACE/DEFENSE - 1.11%
$2,000,000  Goodrich (B.F.),
             7.10% due 11/15/27............      2,026,820
                                              ------------

            AUTO - CARS - 1.15%
 2,000,000  Ford Motor Co.,
             7.25 due 10/1/08..............      2,097,780
                                              ------------

            BANKS - OTHER - 2.78%
 1,000,000  BankAmerica Corp.,
             6.63% due 5/30/01.............      1,006,800
 3,000,000  Malayan Banking  Berhad,
             7.13% due 9/15/05.............      2,635,020
 1,500,000  Santander Finance Issuance,
             6.38% due 2/15/11.............      1,450,290
                                              ------------
                                                 5,092,110
                                              ------------

            BANKS - REGIONAL - 1.18%
 2,000,000  NationsBank Corp.,
             7.75% due 8/15/15.............      2,163,720
                                              ------------

            FINANCE COMPANIES - 4.68%
 3,000,000  AT&T Capital  Corp.,
             6.80% due 2/1/01..............      3,045,900
 1,000,000  Ford Motor Credit Co.,
             6.25% due 11/8/00.............        998,150
 1,500,000  GE Capital Mortgage Services
             Inc., 6.46% due 2/25/01.......      1,502,168
 3,000,000  International Lease Finance
             Corp., 6.45% due 9/11/00......      3,024,510
                                              ------------
                                                 8,570,728
                                              ------------

--------------------------------------------------------------------------------

================================================================================
         ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED            63
November 30, 1997 (Unaudited)
================================================================================

 PAR                                            MARKET
VALUE                                           VALUE
----------------------------------------------------------
            HOSPITAL MANAGEMENT - 0.83%
$1,650,000  Columbia/HCA Healthcare Corp.,
             7.19% due 11/15/15............
                                              $  1,525,441
                                              ------------
            MERCHANDISE - SPECIALTY - 1.38%
 2,500,000  Tandy Corp.,
             6.95% due 9/1/07..............
                                                 2,524,725
                                              ------------
            MERCHANDISING - MASS - 0.56%
 1,000,000  Sears Roebuck and Co.,
             7.35% due 3/23/00.............
                                                 1,023,620
                                              ------------
            OIL - INTEGRATED DOMESTIC - 1.13%
 2,000,000  Union Oil California,
             7.20% due 5/15/05.............      2,077,140
                                              ------------

            PUBLISHING - NEWS - 1.71%
 3,000,000  News America Holdings,
             9.13% due 10/15/99............      3,138,150
                                              ------------

            SECURITIES RELATED - 1.15%
            Bear Stearns Co. Inc.:
 1,000,000   9.38% due 6/1/01..............      1,090,270
 1,000,000   6.75% due 5/1/01..............      1,008,850
                                              ------------
                                                 2,099,120
                                              ------------

            TELECOMMUNICATIONS - 1.10%
 2,000,000  360 Communications Co.,
             7.13% due 3/1/03..............      2,023,580
                                              ------------

            TOTAL CORPORATE BONDS
            (Cost $34,352,922).............     34,362,934
                                              ------------

            UNITED STATES GOVERNMENT -
            LONG TERM - 13.48%

            GOVERNMENT SPONSORED - 3.57%
            Federal Home Loan Mortgage
             Corp (pools/REMICS):
   190,246   7.50% due 9/1/25..............        194,645
   474,798   7.50% due 9/1/25..............        485,775
   356,205   7.50% due 9/1/25..............        364,441
   470,948   7.50% due 9/1/25..............        481,836
            Federal National Mortgage
            Association:
 2,000,000   7.00% due 5/10/01.............      1,996,240
 3,000,000   6.90% due 10/9/01.............      3,012,180
                                              ------------
                                                 6,535,117
                                              ------------

 PAR                                            MARKET
VALUE                                           VALUE
----------------------------------------------------------
            UNITED STATES BONDS & NOTES - 9.91%
            United States Treasury Bonds:
$1,500,000   8.13% due 8/15/19.............   $  1,855,080
 2,000,000   7.25% due 5/15/16.............      2,249,680
 1,000,000   7.25% due 8/15/22.............      1,140,310
            United States Treasury Notes:
 1,000,000   8.00% due 8/15/99.............      1,035,160
 4,000,000   6.50% due 8/15/05.............      4,144,360
 2,200,000   6.38% due 4/30/99.............      2,218,216
 1,500,000   6.25% due 2/15/03.............      1,525,305
 2,000,000   5.75% due 12/31/98............      2,000,620
 1,000,000   5.75% due 8/15/03.............        993,750
 1,000,000   5.50% due 4/15/00.............        993,440
                                              ------------
                                                18,155,921
                                              ------------

            TOTAL UNITED STATES GOVERNMENT -
            LONG TERM
            (Cost $24,038,623).............     24,691,038
                                              ------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 7.48%

            AEROSPACE/DEFENSE - 1.10%
 2,015,000  Lockheed Martin Corp.,
             5.72% due 12/15/97............      2,010,509
                                              ------------

            CONSUMER FINANCE - 1.96%
            Commercial Credit Co.:
 2,193,000   5.62% due 12/8/97.............      2,190,602
 1,405,000   5.58% due 12/2/97.............      1,404,782
                                              ------------
                                                 3,595,384
                                              ------------

            FINANCE COMPANIES - 1.62%
 1,999,000  Ford Motor Credit Europe,
             5.63% due 12/4/97.............      1,998,061
   964,000  General Motors Acceptance Corp.,
             5.57% due 12/1/97.............        964,000
                                              ------------
                                                 2,962,061
                                              ------------

            SECURITIES RELATED - 1.09%
 2,004,000  Merrill Lynch & Co., Inc.,
             5.57% due 12/3/97.............      2,003,379
                                              ------------

            UTILITIES - COMMUNICATION - 1.71%
 3,125,000  GTE Corp.,
             5.75% due 12/5/97.............      3,123,000
                                              ------------

 PAR                                            MARKET
VALUE                                           VALUE
----------------------------------------------------------
            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $13,694,333).............   $ 13,694,333
                                              ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.17%

            U.S. TREASURY BILLS - 0.17%
            United States Treasury Bills,
$  100,000   4.84% due 12/11/97............         99,865
   200,000   4.67% due 12/11/97............        199,734
                                              ------------
                                                   299,599
                                              ------------

            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM
            (Cost $299,599)................        299,599
                                              ------------

            TOTAL INVESTMENTS
            (Cost $147,852,922) - 99.48%...    182,197,527
            Other assets less liabilities,
             net - 0.52%...................        954,929
                                              ------------
            NET ASSETS (equivalent
             to $13.65 per share on
             13,419,860 shares
             outstanding) - 100%...........   $183,152,456
                                              ============


--------------------------------------------------------------------------------

================================================================================
64         ASSET ALLOCATION FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

                                               UNREALIZED
CONTRACTS                                     APPRECIATION
----------------------------------------------------------
       FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/97)
   15(2)    S&P 500 Index Futures
             (December/$954.90)............   $    102,200
                                              ============

            (1)U.S.Treasury Bills with a market value
               of approximately $300,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 250

----------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  13,419,860 shares outstanding...........    $    134,199
Additional paid in capital................     132,145,279
Undistributed net realized gain on
 securities...............................      16,359,550
Undistributed net investment income.......          66,623
Unrealized appreciation of:
  Investments...........  $34,344,605
  Futures ..............      102,200           34,446,805
                          -----------         ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................    $183,152,456
                                              ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
             ASSET ALLOCATION FUND - FINANCIAL STATEMENTS (Unaudited)         65
================================================================================



STATEMENT OF OPERATIONS
For the six months ended November 30, 1997



INVESTMENT INCOME:
Dividends............................................................             $   916,391
Interest.............................................................               2,351,195
                                                                                  -----------
  Total investment income............................................               3,267,586
                                                                                  -----------
EXPENSES:
Advisory fees........................................................                 460,663
Custodian and accounting services....................................                  24,084
Reports to shareholders..............................................                  11,524
Audit fees and tax services..........................................                   1,758
Directors' fees and expenses.........................................                   2,267
Miscellaneous........................................................                   4,249
                                                                                  -----------
  Total expenses.....................................................                 504,545
                                                                                  -----------
NET INVESTMENT INCOME................................................               2,763,041
                                                                                  -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments.......................................... $ 5,652,492
  Futures contracts....................................     727,456                 6,379,948
                                                        -----------
Net unrealized appreciation (depreciation) during
  the period:
  Investments..........................................   8,623,902
  Futures contracts....................................        (400)                8,623,502
                                                        -----------               -----------
   Net realized and unrealized gain during the period........................      15,003,450
                                                                                  -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................     $17,766,491
                                                                                  ===========




STATEMENT OF CHANGES IN NET ASSETS

                                                                                For the              For the
                                                                            six months ended   fiscal year ended
                                                                            November 30, 1997     May 31, 1997
                                                                            -----------------  -----------------
OPERATIONS:
Net investment income .................................................     $   2,763,041      $   5,846,609
Net realized gain on securities .......................................         6,379,948         10,528,549
Net unrealized appreciation of securities during the period ...........         8,623,502          9,840,402
                                                                            -------------      -------------
  Increase in net assets resulting from operations ....................        17,766,491         26,215,560
                                                                            -------------      -------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................................................        (2,736,904)        (5,861,358)
Net realized gain on securities .......................................              --          (19,664,171)
                                                                            -------------      -------------

  Decrease in net assets resulting from distributions
   to shareholders ....................................................        (2,736,904)       (25,525,529)
                                                                            -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ......................................         1,645,388          3,274,322
Proceeds from capital stock issued for distributions reinvested .......         2,736,904         25,525,529
                                                                            -------------      -------------
                                                                                4,382,292         28,799,851
Cost of capital stock repurchased .....................................       (13,606,106)       (42,167,070)
                                                                            -------------      -------------
  Decrease in net assets resulting from capital stock transactions ....        (9,223,814)       (13,367,219)
                                                                            -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................         5,805,773        (12,677,188)

NET ASSETS:
Beginning of period ...................................................       177,346,683        190,023,871
                                                                            -------------      -------------
End of period (including undistributed net investment income
  of $66,623 and $40,486) .............................................     $ 183,152,456      $ 177,346,683
                                                                            =============      =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..........................................           121,795            264,558
Shares issued for distributions reinvested ............................           204,908          2,146,236
Shares of capital stock repurchased ...................................        (1,013,735)        (3,446,167)
                                                                            -------------      -------------
  Decrease in shares outstanding ......................................          (687,032)        (1,035,373)
Shares outstanding:
  Beginning of period .................................................        14,106,892         15,142,265
                                                                            -------------      -------------
  End of period .......................................................        13,419,860         14,106,892
                                                                            =============      =============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
66            CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS
                                                   November 30, 1997 (Unaudited)
================================================================================

 PAR                                                   MARKET
VALUE                                                  VALUE
-------------------------------------------------------------
            CORPORATE BONDS - 83.89%

            AIRLINES - 6.08%
$1,500,000  Delta Air Lines, Inc.,
             9.75% due 5/15/21.............      $  1,891,905
 2,000,000  Southwest Airlines Co.,
             8.75% due 10/15/03............         2,218,220
                                                 ------------
                                                    4,110,125
                                                 ------------
            AUTO - CARS - 2.15%
 1,500,000  Hertz Corp.,
             6.00% due 1/15/03.............         1,458,150
                                                 ------------

            BANKS - OTHER - 5.23%
 1,000,000  BankAmerica Corp.,
             7.20% due 4/15/06.............         1,037,540
 1,500,000  Santander Finance Issuance,
             7.25% due 11/1/15.............         1,543,560
 1,000,000  Toronto Dominion Bank Ont,
             6.13% due 11/1/08.............           958,980
                                                 ------------
                                                    3,540,080
                                                 ------------

            BANKS - REGIONAL - 6.28%
 1,500,000  Bank of Boston Corp.,
             8.25% due 12/15/26............         1,606,440
 1,500,000  Barnett Banks, Inc.,
             8.06% due 12/1/26.............         1,587,990
 1,000,000  SouthTrust Corp.,
              7.63% due 5/1/04.............         1,051,110
                                                 ------------
                                                    4,245,540
                                                 ------------

            BUILDING MATERIALS - 2.98%
 2,000,000  CSR America , Inc.,
             6.88% due 7/21/05.............         2,019,620
                                                 ------------

            FINANCE COMPANIES - 13.04%
 2,000,000  Capital One Bank,
             8.13% due 3/1/00..............         2,069,700
 1,000,000  C.I.T. Group Holdings, Inc.,
             8.38% due 11/1/01.............         1,067,050
 2,000,000  Finova Capital Corp.,
             9.13% due 2/27/02.............         2,189,520
   500,000  Ford Motor Credit Co.,
             6.38% due 11/5/08.............           490,205


 PAR                                                   MARKET
VALUE                                                  VALUE
-------------------------------------------------------------
            FINANCE COMPANIES - Continued
$3,000,000  GE Capital Mortgage Services
              Inc.,
              6.46% due 2/25/01............      $  3,004,336
                                                 ------------
                                                    8,820,811
                                                 ------------

            HEALTHCARE - 2.08%
 1,500,000  Columbia Healthcare Corp.,
             7.50% due 12/15/23............         1,404,345
                                                 ------------

            MERCHANDISE - DRUG - 0.71%
   500,000  IMCERA Group Inc.,
             6.00% due 10/15/03............           481,680
                                                 ------------

            MERCHANDISING - DEPARTMENT -  3.39%
 2,000,000  Associated Dry Goods Corp.,
             8.85% due 3/1/06..............         2,295,040
                                                 ------------

            MERCHANDISING - MASS - 1.46%
 1,000,000  Sears Roebuck and Co.,
             6.25% due 1/15/04.............           987,030
                                                 ------------

            METALS - STEEL - 2.78%
 2,000,000  Pohang Iron & Steel Limited,
             7.50% due 8/1/02..............         1,880,360
                                                 ------------

            OIL/GAS PRODUCERS - 3.21%
 2,000,000  Gulf Canada Res,
             8.35% due 8/1/06..............         2,171,640
                                                 ------------

            PAPER/FOREST PRODUCTS - 3.61%
 2,000,000  Georgia-Pacific Corp.,
             9.50% due 12/1/11.............         2,440,160
                                                 ------------

            PUBLISHING - NEWS - 3.17%
 2,000,000  News America Holdings,
             8.25% due 8/10/18.............         2,143,260
                                                 ------------

            SECURITIES RELATED - 5.18%
            Lehman Brothers Holdings Inc.:
 1,500,000   7.13% due 9/15/03.............         1,523,850
 2,000,000   6.13% due 2/1/01..............         1,978,040
                                                 ------------
                                                    3,501,890
                                                 ------------

            TELECOMMUNICATIONS - 6.11%
 2,000,000  Airtouch Communications, Inc.,
             7.50% due 7/15/06.............         2,108,720

 PAR                                                   MARKET
VALUE                                                  VALUE
-------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
$2,000,000  360 Communications Co.,
             7.13% due 3/1/03..............      $  2,023,580
                                                 ------------
                                                    4,132,300
                                                 ------------

            UTILITIES - COMMUNICATION - 5.79%
 2,500,000  Century Telephone Enterprises,
             Inc.,
             7.20% due 12/1/25.............         2,488,600
 1,500,000  GTE South, Inc.,
             6.00% due 2/15/08.............         1,427,700
                                                 ------------
                                                    3,916,300
                                                 ------------

            UTILITIES - ELECTRIC - 4.54%
 1,000,000  Georgia Power Co.,
             6.13% due  9/1/99.............           997,920
 2,000,000  Tenaga Nasional Berhad,
             7.88% due 6/15/04.............         2,073,320
                                                 ------------
                                                    3,071,240
                                                 ------------

            UTILITIES - GAS, PIPELINE - 6.10%
 2,000,000  Columbia Gas System, Inc.,
             7.62% due 11/28/25............         2,030,660
 2,000,000  Enron Corp.,
             7.63% due 9/10/04.............         2,099,040
                                                 ------------
                                                    4,129,700
                                                 ------------

            TOTAL CORPORATE BONDS
            (Cost $56,160,369).............        56,749,271
                                                 ------------

            UNITED STATES GOVERNMENT
            LONG TERM - 12.45%

            FEDERAL AGENCIES - 0.47%
            Government National Mortgage
            Association:
    76,780   9.50% due 5/15/18.............            83,387
     4,284   9.50% due 6/15/18.............             4,653
     2,073   9.50% due 6/15/18.............             2,252
   169,021   9.50% due 7/15/18.............           183,565
    27,413   9.50% due 8/15/18.............            29,772
    14,069   9.50% due 10/15/18............            15,280
                                                 ------------
                                                      318,909
                                                 ------------

            GOVERNMENT SPONSORED - 11.20%
            Federal Home Loan Mortgage Corp.,
             (Pools/REMICS):
   969,362   6.50% due 6/1/12..............           966,629
 1,000,000   5.75% due 12/15/16............           991,560


--------------------------------------------------------------------------------

================================================================================
        CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS CONTINUED         67
November 30, 1997 (Unaudited)
================================================================================

 PAR                                                      MARKET
VALUE                                                     VALUE
----------------------------------------------------------------
            GOVERNMENT SPONSORED - Continued
$2,000,000  Federal National Mortgage
            Association,
             7.23% due 3/30/06.............         $  2,011,560
            Federal National Mortgage
            Association (Pools/REMICS):
   946,286   7.50% due 7/1/26..............              966,102
   898,706   7.00% due 5/1/11..............              909,751
   826,814   7.00% due 5/1/11..............              836,976
   881,430   7.00% due 6/1/11..............              892,262
                                                    ------------
                                                       7,574,840
                                                    ------------
            UNITED STATES NOTES - 0.78%
   500,000  United States Treasury Notes,
             6.88% due 5/15/06.............              531,640
                                                    ------------

            TOTAL UNITED STATES GOVERNMENT -
            LONG TERM (Cost $8,255,022)....            8,425,389
                                                    ------------

            FOREIGN GOVERNMENT BONDS -  0.77%

            CANADA - 0.77%
   500,000  New Brunswick Province,
             7.13% due 10/1/02
             (Cost $499,097)...............              518,520
                                                    ------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 1.07%

            MACHINERY - INDUSTRIAL/SPECIALTY - 1.07%
   725,000  Cooper Industries, Inc.,
             5.85% due 12/1/97
             (Cost $725,000)...............              725,000
                                                    ------------

            TOTAL INVESTMENTS
            (Cost $65,639,488) - 98.18%....           66,418,180
            Other assets and liabilities,
             net - 1.82%...................            1,230,987
                                                    ------------
            NET ASSETS (equivalent
             to $9.61 per share on
             7,042,218 shares
             outstanding) - 100%...........         $ 67,649,167
                                                    ============

                                                       UNREALIZED
                                                      APPRECIATION
CONTRACTS                                            (DEPRECIATION)
-------------------------------------------------------------------
     FUTURES CONTRACTS PURCHASED(1)

             (Delivery month/Value at 11/30/97)
     4(2)    U.S. Treasury 10 Year Notes
             (March/$111.38)...............           $        (500)
     10(2)   U.S. Treasury 30 Year Notes
             (March/$119.03)...............                   2,188
                                                      -------------
                                                      $       1,688
                                                      =============

            (1) U.S.Treasury Notes with a market value
                of approximately $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2) Per 1,000

-------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  7,042,218 shares outstanding............             $     70,422
Additional paid in capital................               67,331,414
Accumulated net realized loss on securities                (604,824)
Undistributed net investment income.......                   71,775
Unrealized appreciation of:
  Investments........... $    778,692

  Futures ..............        1,688                       780,380
                         ------------                  ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................             $ 67,649,167
                                                       ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
68         CAPITAL CONSERVATION FUND - FINANCIAL STATEMENTS (Unaudited)
================================================================================

STATEMENT OF OPERATIONS
For the six months ended November 30, 1997

INVESTMENT INCOME:
Interest.............................................................                $ 2,301,035
                                                                                     -----------
EXPENSES:
Advisory fees........................................................                    169,568
Custodian and accounting services....................................                      8,762
Reports to shareholders..............................................                      4,244
Audit fees and tax services..........................................                        694
Directors' fees and expenses.........................................                        856
Miscellaneous........................................................                      2,013
                                                                                     -----------
  Total expenses.....................................................                    186,137
                                                                                     -----------
NET INVESTMENT INCOME................................................                  2,114,898
                                                                                     -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments.......................................... $   103,904
  Futures contracts....................................      67,717                      171,621
                                                        -----------
Net unrealized appreciation during the period:
  Investments..........................................   1,881,295
  Futures contracts....................................       1,688                    1,882,983
                                                        -----------                  -----------
   Net realized and unrealized gain on securities during the period...............     2,054,604
                                                                                     -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................   $ 4,169,502
                                                                                     ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the              For the
                                                                 six months ended    fiscal year ended
                                                                 November 30, 1997      May 31, 1997
                                                                 -----------------   -----------------
OPERATIONS:
Net investment income .........................................     $  2,114,898      $  4,570,257
Net realized gain (loss) on securities ........................          171,621          (127,757
Net unrealized appreciation of securities during the period ...        1,882,983           760,448
                                                                    ------------      ------------
   Increase in net assets resulting from operations ...........        4,169,502         5,202,948
                                                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .........................................       (2,067,112)       (4,560,074)
                                                                    ------------      ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..............................        3,833,240         5,054,950
Proceeds from capital stock issued for distributions reinvested        2,067,112         4,560,074
                                                                    ------------      ------------
                                                                       5,900,352         9,615,024
Cost of capital stock repurchased .............................       (7,101,031)      (13,722,282)
                                                                    ------------      ------------

  Decrease in net assets resulting from
   capital stock transactions .................................       (1,200,679)       (4,107,258)
                                                                    ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................          901,711        (3,464,384)

NET ASSETS:
Beginning of period ...........................................       66,747,456        70,211,840
                                                                    ------------      ------------
End of period (including undistributed net investment income
  of $71,775 and $23,989) .....................................     $ 67,649,167      $ 66,747,456
                                                                    ============      ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..................................          398,434           540,826
Shares issued for distributions reinvested ....................          215,711           488,804
Shares of capital stock repurchased ...........................         (739,984)       (1,466,062)
                                                                    ------------      ------------
  Decrease in shares outstanding ..............................         (125,839)         (436,432)
Shares outstanding:
  Beginning of period .........................................        7,168,057         7,604,489
                                                                    ------------      ------------
  End of period ...............................................        7,042,218         7,168,057
                                                                    ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

===============================================================================
              GOVERNMENT SECURITIES FUND - STATEMENT OF NET ASSETS           69
November 30, 1997 (Unaudited)
===============================================================================

   PAR                                           MARKET
  VALUE                                           VALUE
  -----                                          ------
            UNITED STATES GOVERNMENT-
            LONG TERM - 95.79%

            FEDERAL AGENCIES - 5.36%
            Tennessee Valley Authority:
$2,500,000   6.75% due 11/01/25............ $ 2,595,075
 2,000,000   6.38% due 6/15/05.............   2,020,940
                                            -----------
                                              4,616,015
                                            -----------
            GOVERNMENT SPONSORED - 60.86%
            Federal Farm Credit Banks:
 1,150,000   7.10% due 11/02/02............   1,200,496
 1,500,000   6.92% due 5/13/02.............   1,548,990
            Federal Home Loan Banks:
 1,155,000   7.26% due 9/6/01..............   1,202,101
 2,000,000   6.60% due 4/13/99.............   2,017,820
 2,000,000   6.38% due 12/20/00............   2,023,120
 3,000,000   5.70% due 12/19/00............   2,977,980
            Federal Home Loan Mortgage Corp.:
 3,000,000   7.13% due 7/21/99.............   3,055,770
 1,500,000   7.09% due 6/1/05..............   1,520,385
 1,500,000   6.90% due 3/26/03.............   1,506,330
 3,500,000   6.71% due 11/9/05.............   3,506,545
 1,500,000   6.37% due 1/23/06.............   1,482,180
            Federal Home Loan Mortgage Corp.
             (Pools/REMICS):
   117,915   7.50% due 9/1/25..............     120,641
   429,551   7.50% due 9/1/25..............     439,483
   192,005   7.50% due 9/1/25..............     196,444
 2,000,000   7.00% due 9/15/23.............   2,026,240
 2,423,406   6.50% due 6/1/12..............   2,416,572
   175,000   5.50% due 2/25/19.............     170,187
            Federal National Mortgage
            Association:
 1,000,000   9.05% due 4/10/00.............   1,064,060
 2,000,000   7.27% due 8/24/05.............   2,042,820
 2,300,000   6.90% due 10/9/01.............   2,309,338
 2,000,000   6.85% due 9/12/05.............   2,014,380
 2,000,000   6.62% due 6/25/07.............   2,055,940
 3,000,000   6.45% due 6/10/03.............   2,967,660
 2,000,000   6.41% due 3/8/06..............   2,020,940
 2,500,000   6.40% due 12/10/01............   2,491,800
 5,000,000   6.00% due 3/26/99.............   5,007,050
            Student Loan Marketing
            Association:
 1,000,000   7.50% due 3/8/00..............   1,032,500

   PAR                                           MARKET
  VALUE                                           VALUE
  -----                                          ------
             GOVERNMENT SPONSORED - Continued
$2,000,000   5.88% due 2/6/01.............. $ 1,976,560
                                            -----------
                                             52,394,332
                                            -----------
            UNITED STATES BONDS, NOTES
            & STRIPS - 29.57%
            United States Treasury Bonds:
 1,800,000   9.00% due 11/15/18............   2,404,404
 4,000,000   8.75% due 8/15/20.............   5,271,880
 3,500,000   8.50% due 2/15/20.............   4,496,415
            United States Treasury Notes:
 2,500,000   6.75% due 4/30/00.............   2,551,950
 1,000,000   6.38% due 1/15/00.............   1,011,410
 6,000,000   5.88% due 11/15/99............   6,009,360
 3,000,000   5.75% due 8/15/03.............   2,981,250
            United States Treasury Strips:
 1,500,000   0.00% due 11/15/09............     726,225
                                            -----------
                                             25,452,894
                                            -----------
            TOTAL UNITED STATES
            GOVERNMENT - LONG TERM
            (Cost $80,187,039).............  82,463,241
                                            -----------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.63%

            SECURITIES RELATED - 1.68%
 1,445,000  Merrill Lynch & Co., Inc.,
            5.73% due 12/2/97..............   1,444,770
                                            -----------
            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.95%
   817,000  Cooper Industries, Inc.,
            5.85% due 12/1/97..............     817,000
                                            -----------
            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $2,261,770)..............   2,261,770
                                            -----------
            TOTAL INVESTMENTS
            (Cost $82,448,809) - 98.42%....  84,725,011
            Other assets and liabilities,
             net - 1.58%...................   1,358,030
                                            -----------
            NET ASSETS (equivalent
             to $9.99 per share on
             8,614,145 shares
             outstanding) - 100%........... $86,083,041
                                            ===========

                                             UNREALIZED
                                            APPRECIATION
  CONTRACTS                                (DEPRECIATION)
  ---------                                --------------

    FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/97)
    15(2)   U.S. Treasury 10 Year Notes
             (March/$111.38)............... $    (1,875)
                                            -----------
    12(2)   U.S. Treasury 30 Year Notes
             (March/$119.03)...............       2,625
                                            -----------
                                            $       750
                                            ===========

            (1)U.S.Treasury Notes with a market value of
               approximately $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 1,000

----------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  8,614,145 shares outstanding............  $    86,141
Additional paid in capital................   85,503,227
Accumulated net realized loss on securities  (1,866,267)
Undistributed net investment income.......       82,988
Unrealized appreciation of:
  Investments...........  $ 2,276,202
  Futures ..............          750         2,276,952
                          -----------       -----------
NET ASSETS APPLICABLE TO
  SHARES OUTSTANDING......................  $86,083,041
                                            ===========

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

================================================================================
70        GOVERNMENT SECURITIES FUND - FINANCIAL STATEMENTS (Unaudited)
================================================================================

STATEMENT OF OPERATIONS
For the six months ended November 30, 1997

INVESTMENT INCOME:
Interest.............................................................              $ 2,737,541
                                                                                   -----------
EXPENSES:
Advisory fees........................................................                  211,702
Custodian and accounting services....................................                   10,950
Reports to shareholders..............................................                    5,133
Audit fees and tax services..........................................                      877
Directors' fees and expenses.........................................                    1,020
Miscellaneous........................................................                    2,389
                                                                                   -----------
  Total expenses.....................................................                  232,071
                                                                                   -----------
NET INVESTMENT INCOME................................................                2,505,470
                                                                                   -----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments.......................................... $   146,336
  Futures contracts....................................      80,005                    226,341
                                                        -----------
Net unrealized appreciation during the period:
  Investments..........................................   2,531,374
  Futures contracts....................................         750                  2,532,124
                                                        -----------                -----------
  Net realized and unrealized gain on securities during the period..............     2,758,465
                                                                                   -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................   $ 5,263,935
                                                                                   ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                       For the           For the
                                                                   six months ended   fiscal year ended
                                                                   November 30, 1997      May 31, 1997
                                                                   -----------------  -----------------
OPERATIONS:
Net investment income .........................................     $  2,505,470      $  5,088,757
Net realized gain on securities ...............................          226,341             4,132
Net unrealized appreciation of securities during the period ...        2,532,124           479,407
                                                                    ------------      ------------
   Increase in net assets resulting from operations ...........        5,263,935         5,572,296
                                                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .........................................       (2,454,140)       (5,073,340)
                                                                    ------------      ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..............................        4,576,812        11,299,725
Proceeds from capital stock issued for distributions reinvested        2,454,140         5,073,340
                                                                    ------------      ------------

                                                                       7,030,952        16,373,065
Cost of capital stock repurchased .............................       (7,584,308)      (11,468,468)
                                                                    ------------      ------------

  Increase (decrease) in net assets resulting from
   capital stock transactions .................................         (553,356)        4,904,597
                                                                    ------------      ------------
TOTAL INCREASE IN NET ASSETS ..................................        2,256,439         5,403,553

NET ASSETS:
Beginning of period ...........................................       83,826,602        78,423,049
                                                                    ------------      ------------

End of period (including undistributed net investment income
  of $82,988 and $31,658) .....................................     $ 86,083,041      $ 83,826,602
                                                                    ============      ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..................................          460,835         1,165,828
Shares issued for distributions reinvested ....................          248,127           523,483
Shares of capital stock repurchased ...........................         (767,031)       (1,180,771)
                                                                    ------------      ------------
  Increase (decrease) in shares outstanding ...................          (58,069)          508,540
Shares outstanding:
  Beginning of period .........................................        8,672,214         8,163,674
                                                                    ------------      ------------
  End of period ...............................................        8,614,145         8,672,214
                                                                    ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
          INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS        71
November 30, 1997 (Unaudited)
================================================================================

    PAR                                           MARKET
   VALUE                                          VALUE
----------------------------------------------------------
             GOVERNMENT BONDS - 85.79%

             AUSTRALIA - 1.34%
             Commonwealth:
A$   500,000  9.75% due 3/15/02............   $    392,588
A$   500,000  9.00% due 9/15/04............        397,023
A$   500,000  8.75% due 1/15/01............        371,774
A$   500,000  7.50% due 7/15/05............        370,313
A$   500,000  7.50% due 9/15/09............        377,224
A$   500,000  7.00% due 4/15/00............        353,057
                                              ------------
                                                 2,261,979
                                              ------------

             AUSTRIA - 2.67%
             Republic of Austria:
As 2,500,000  8.50% due 2/21/01............        222,209
DM 1,000,000  7.25% due 5/3/07.............        631,982
As 2,000,000  7.125% due 7/12/04...........        176,317
As 1,500,000  7.00% due 2/14/00............        126,677
As 2,200,000  7.00% due 1/20/03............        191,023
As 2,000,000  7.00% due 5/16/05............        175,994
As 2,000,000  6.875% due 4/19/02...........        171,723
As 2,000,000  6.50% due 11/17/05...........        171,804
As 6,000,000  6.25% due 5/31/06............        507,719
As 1,000,000  5.75% due 3/22/99............         81,873
As 3,000,000  5.625% due 7/15/07...........        243,254
As 2,000,000  5.50% due 1/18/04............        163,512
Y.     100MM  4.75% due 12/20/04...........        941,234
Y.      50MM  4.50% due 9/28/05............        468,168
As 3,000,000  4.375% due 2/28/02...........        236,190
                                              ------------
                                                 4,509,679
                                              ------------

             BELGIUM - 3.47%
             Kingdom of Belgium:
Bf25,000,000  8.75% due 6/25/02............        788,660
Bf10,000,000  8.00% due 12/24/12...........        332,559
Bf10,000,000  8.00% due 3/28/15............        335,720
Bf10,000,000  7.75% due 12/22/00...........        297,737
Bf25,000,000  7.75% due 10/15/04...........        779,453
Bf20,000,000  7.50% due 7/29/08............        628,784
Bf15,000,000  7.00% due 5/15/06............        452,294
Bf20,000,000  6.50% due 3/31/05............        584,589
Bf20,000,000  6.25% due 3/28/07............        575,300
Bf20,000,000  5.00% due 3/28/01............        552,983
Bf20,000,000  4.00% due 1/22/00............        544,389
                                              ------------
                                                 5,872,468
                                              ------------

    PAR                                            MARKET
   VALUE                                           VALUE
----------------------------------------------------------
             CANADA - 4.67%
             Government of Canada:
C$   550,000  9.50% due 6/1/10.............   $    514,822
C$   500,000  9.00% due 12/1/04............        422,035
C$   500,000  9.00% due 6/1/25.............        495,219
C$ 1,000,000  8.75% due 12/1/05............        845,796
C$   500,000  8.50% due 3/1/00.............        376,487
C$ 1,000,000  8.50% due 4/1/02.............        788,829
C$ 1,000,000  8.00% due 6/1/23.............        890,932
C$   500,000  7.50% due 9/1/00.............        372,570
C$ 1,000,000  7.50% due 3/1/01.............        750,160
C$ 1,000,000  7.25% due 6/1/03.............        763,569
C$ 1,000,000  7.00% due 12/1/06............        771,924
C$   500,000  6.50% due 6/1/04.............        371,408
C$   750,000  5.50% due 2/1/00.............        531,922
                                              ------------
                                                 7,895,673
                                              ------------

             DENMARK - 2.88%
             Kingdom of Denmark:
DK 2,500,000  9.00% due 11/15/00...........        412,036
DK 5,000,000  8.00% due 11/15/01...........        819,379
DK 2,500,000  8.00% due 5/15/03............        417,287
DK 3,000,000  8.00% due 3/15/06............        510,488
DK 5,500,000  7.00% due 12/15/04...........        881,980
DK 1,250,000  7.00% due 11/10/24...........        199,351
DK 5,000,000  6.00% due 11/15/02...........        769,174
Ff 5,000,000  5.50% due 10/26/99...........        863,394
                                              ------------
                                                 4,873,089
                                              ------------

             FINLAND - 2.24%
             Republic of Finland:
FI 1,000,000  11.00% due 1/15/99...........        201,069
FI 2,000,000  10.00% due 9/15/01...........        438,673
FI 1,000,000  9.50% due 3/15/04............        231,161
L.   250,000  8.00% due 4/7/03.............        436,739
FI 3,000,000  7.25% due 4/18/06............        622,356
Ff 5,000,000  7.00% due 6/15/04............        924,801
Y.     100MM  6.00% due 1/29/02............        940,255
                                              ------------
                                                 3,795,054
                                              ------------

             FRANCE - 4.75%
             Government of France:
Ff 4,600,000  9.50% due 1/25/01............        887,070
Ff 3,500,000  8.50% due 11/25/02...........        683,838
Ff 1,500,000  8.50% due 12/26/12...........        324,987
Ff 8,000,000  7.75% due 4/12/00............      1,452,476


    PAR                                           MARKET
   VALUE                                          VALUE
----------------------------------------------------------
             FRANCE - Continued
Ff 3,000,000  7.25% due 4/25/06............   $    573,747
Ff 7,000,000  6.75% due 10/25/03...........      1,286,450
Ff 2,000,000  6.50% due 10/25/06...........        365,423
Ff 8,500,000  6.00% due 10/25/25...........      1,435,553
Ff 2,000,000  5.50% due 4/25/04............        345,332
Ff 4,000,000  5.50% due 4/25/07............        681,788
                                              ------------
                                                 8,036,664
                                              ------------

             GERMANY - 11.29%
             Federal Republic of Germany:
DM 2,000,000  7.50% due 9/9/04.............      1,272,810
DM 3,100,000  7.125% due 12/20/02..........      1,916,779
DM 2,000,000  7.00% due 1/13/00............      1,193,536
DM 3,000,000  6.875% due 2/24/99...........      1,755,600
DM 1,000,000  6.75% due 7/15/04............        613,212
DM 3,000,000  6.50% due 3/15/00............      1,776,184
DM 3,000,000  6.50% due 7/15/03............      1,810,377
DM 2,000,000  6.50% due 10/14/05...........      1,212,362
DM 1,000,000  6.25% due 4/26/06............        597,959
DM 2,000,000  6.25% due 1/4/24.............      1,166,657
DM 1,000,000  6.00% due 11/12/03...........        590,439
DM 1,000,000  6.00% due 1/4/07.............        588,489
DM 4,000,000  6.00% due 6/20/16............      2,307,003
DM 2,000,000  5.00% due 1/14/99............      1,145,222
DM 2,000,000  5.00% due 5/21/01............      1,144,088
                                              ------------
                                                19,090,717
                                              ------------

             IRELAND - 0.62%
             Republic of Ireland:
Ilb  100,000  8.25% due 8/18/15............        182,395
Ilb  100,000  8.00% due 8/18/06............        169,924
Ilb  150,000  6.50% due 10/18/01...........        231,947
Ilb  150,000  6.25% due 4/1/99.............        225,712
Ilb  150,000  6.25% due 10/18/04...........        230,388
                                              ------------
                                                 1,040,366
                                              ------------

             ITALY - 8.47%
             Republic of Italy:
Lit  1,000MM  12.00% due 6/1/01............        695,895
Lit  1,000MM  12.00% due 1/1/02............        713,318
Lit  2,000MM  10.50% due 4/1/00............      1,284,355
Lit  1,000MM  10.50% due 7/15/00...........        650,628
Lit    500MM  10.50% due 4/1/05............        369,683
Lit    500MM  10.50% due 9/1/05............        372,722
Lit  3,400MM  10.00% due 8/1/03............      2,377,654

--------------------------------------------------------------------------------

================================================================================
72   INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS CONTINUED
                                                   November 30, 1997 (Unaudited)
================================================================================

    PAR                                                MARKET
   VALUE                                               VALUE
-------------------------------------------------------------
             ITALY - Continued
Lit    500MM  9.50% due 1/1/05.............      $    351,073
Lit    500MM  9.50% due 2/1/06.............           357,875
Lit  2,000MM  9.00% due 11/1/23............         1,535,808
Lit  2,000MM  8.50% due 1/1/99.............         1,194,980
Lit  1,000MM  8.50% due 4/1/99.............           602,179
Lit    500MM  8.50% due 8/1/99.............           302,826
Lit  1,000MM  8.50% due 4/1/04.............           663,363
Lit  1,500MM  8.50% due 8/1/04.............           997,163
Lit  1,000MM  7.75% due 9/15/01............           625,391
Lit  1,500MM  6.75% due 2/1/07.............           922,110
Lit    500MM  6.25% due 3/1/02.............           298,369
                                                 ------------
                                                   14,315,392
                                                 ------------

             JAPAN - 20.75%
             Government of Japan:
Y.      50MM  6.70% due 6/20/00............           451,792
Y.     250MM  6.60% due 6/20/01............         2,346,719
Y.     320MM  6.40% due 3/20/00............         2,840,321
Y.     105MM  6.00% due 12/20/01...........           983,977
Y.     365MM  5.50% due 3/20/02............         3,387,600
Y.     120MM  5.00% due 12/20/02...........         1,111,005
Y.     100MM  5.00% due 9/21/09............         1,012,263
Y.     100MM  5.00% due 3/20/15............         1,048,462
Y.     250MM  4.90% due 9/20/99............         2,114,594
Y.     130MM  4.80% due 6/21/99............         1,087,467
Y.     170MM  4.60% due 6/22/98............         1,363,197
Y.     127MM  4.50% due 6/20/03............         1,158,598
Y.      75MM  4.50% due 12/20/04...........           700,901
Y.     150MM  4.40% due 9/22/03............         1,367,013
Y.     200MM  4.20% due 9/21/15............         1,920,000
Y.     150MM  4.10% due 6/21/04............         1,357,023
Y.     100MM  3.90% due 6/21/04............           894,809
Y.     100MM  3.80% due 9/20/16............           916,121
Y.     250MM  3.50% due 3/21/16............         2,200,588
Y.     100MM  3.30% due 6/20/06............           869,579
Y.     200MM  3.20% due 3/20/06............         1,725,994
Y.     250MM  3.00% due 9/20/05............         2,130,460
Y.     150MM  2.90% due 12/20/05...........         1,267,933
Y.     100MM  2.70% due 3/20/07............           829,344
                                                 ------------
                                                   35,085,760
                                                 ------------

             NETHERLANDS - 4.34%
             Government of the Netherlands:
NG 1,050,000  9.00% due 10/16/00...........           588,323
NG 1,000,000  8.75% due 9/15/01............           569,114

    PAR                                                MARKET
   VALUE                                               VALUE
-------------------------------------------------------------
             NETHERLANDS - Continued
NG   500,000  8.50% due 3/15/01............      $    279,273
NG   500,000  8.25% due 2/15/02............           282,544
NG   500,000  8.25% due 6/15/02............           284,180
NG   500,000  8.25% due 2/15/07............           301,917
NG 1,500,000  7.75% due 3/1/05.............           864,238
NG   500,000  7.50% due 6/15/99............           263,423
NG   500,000  7.50% due 4/15/10............           294,118
NG   750,000  7.50% due 1/15/23............           451,744
NG 2,000,000  6.50% due 4/15/03............         1,071,303
NG 1,500,000  6.00% due 1/15/06............           785,739
NG 2,000,000  5.75% due 1/15/04............         1,036,079
NG   500,000  5.75% due 2/15/07............           257,384
                                                 ------------
                                                    7,329,379
                                                 ------------

             PORTUGAL - 0.32%
Ff 3,000,000 Republic of Portugal,
              6.625% due 5/13/08...........           545,034
                                                 ------------

             SPAIN - 4.81%
             Government of Spain:
Pst    100MM  10.50% due 10/30/03..........           839,481
Pst    100MM  10.30% due 6/15/02...........           803,937
Pst    100MM  10.15% due 1/31/06...........           863,597
Pst     50MM  10.10% due 2/28/01...........           385,504
Pst     50MM  10.00% due 2/28/05...........           422,255
Pst     50MM  8.40% due 4/30/01............           370,414
Pst     70MM  8.20% due 2/28/09............           558,531
Pst     80MM  8.00% due 5/30/04............           609,885
Pst     50MM  7.90% due 2/28/02............           368,453
Pst    150MM  7.40% due 7/30/99............         1,048,270
Pst    150MM  6.75% due 4/15/00............         1,048,773
Ff 2,000,000  6.50% due 6/20/01............           356,157
Pst     67MM  5.25% due 1/31/03............           448,031
                                                 ------------
                                                    8,123,288
                                                 ------------

             SWEDEN - 2.38%
             Kingdom of Sweden:
SK 4,000,000  13.00% due 6/15/01...........           633,530
SK 3,000,000  10.25% due 5/5/00............           428,058
SK 6,000,000  10.25% due 5/5/03............           927,170
SK 3,000,000  9.00% due 4/20/09............           471,709
SK 3,000,000  8.00% due 8/15/07............           437,592
C$   500,000  6.75% due 12/31/01...........           365,381
SK 6,000,000  6.00% due 2/9/05.............           768,480
                                                 ------------
                                                    4,031,920
                                                 ------------

    PAR                                                MARKET
   VALUE                                               VALUE
--------------------------------------------------------------

             SWITZERLAND - 0.66%
             Government of Switzerland:
Chf  500,000  4.50% due 7/8/02...............      $    376,981
Chf  500,000  4.50% due 4/8/06...............           378,910
Chf  500,000  4.00% due 3/10/99..............           359,974
                                                   ------------
                                                      1,115,865
                                                   ------------

             UNITED KINGDOM - 8.78%
             Government of the United Kingdom:
L.     500,000  9.75% due 8/27/02............           939,715
L.     400,000  9.00% due 10/13/08...........           808,984
L.     250,000  9.00% due 7/12/11............           516,038
L.     400,000  9.00% due 8/6/12.............           832,417
L.     750,000  8.75% due 8/25/17............         1,586,511
L.     500,000  8.50% due 12/7/05............           943,937
L.     500,000  8.00% due 12/7/00............           866,617
L.     550,000  8.00% due 6/10/03............           981,146
L.     500,000  8.00% due 9/25/09............           950,007
L.     500,000  8.00% due 12/7/15............           980,090
L.     750,000  8.00% due 6/7/21.............         1,507,344
L.   1,000,000  7.50% due 12/7/06............         1,797,096
L.     500,000  7.00% due 11/6/01............           847,881
L.     750,000  6.75% due 11/26/04...........         1,280,529
                                                   ------------
                                                     14,838,312
                                                   ------------

             UNITED STATES - 1.35%
DM 4,000,000 Federal National Mortgage
             Association, 5.00% due 2/16/01..         2,279,921
                                                   ------------

             TOTAL GOVERNMENT BONDS
             (Cost $151,158,539).............       145,040,560
                                                   ------------

             SUPRANATIONAL - 7.00%
Y.     150MM Asian Development Bank:
              3.125% due 6/29/05.............         1,282,566
             Eurofima:
Ff 5,000,000  9.875% due 8/21/00.............           956,033
Ff 1,600,000  9.25% due 12/18/03.............           326,428
Ff 3,000,000  5.625% due 11/25/99............           518,618
             European Investment Bank:
Lit  1,100MM  10.50% due 2/7/02..............           770,451
L.   250,000  9.00% due 5/14/02..............           454,420
Y.      25MM  6.625% due 3/15/00.............           222,821
Ff 2,000,000  6.125% due 10/8/04.............           354,463
Y.     100MM  4.625% due 2/26/03.............           914,299
Y.     100MM  3.00% due 9/20/06..............           850,147

--------------------------------------------------------------------------------

================================================================================
    INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS CONTINUED 73 November 30, 1997 (Unaudited)
================================================================================

    PAR                                                MARKET
   VALUE                                               VALUE
-------------------------------------------------------------
             SUPRANATIONAL - Continued
Y.        55MM Inter America Development Bank:
              6.75% due 2/20/01............      $    511,215
             International Bank for
              Reconstruction & Development:
Lit    150MM  10.80% due 11/13/01..........           105,224
Lit    200MM  9.45% due 8/11/03............           136,753
L.   400,000  9.25% due 7/20/07............           792,095
Y.     250MM  5.25% due 3/20/02............         2,305,338
Y.     100MM  4.50% due 3/20/03............           911,362
Y.      50MM  4.50% due 6/20/00............           430,460
                                                 ------------
             TOTAL SUPRANATIONAL
             (Cost $13,026,636)............        11,842,693
                                                 ------------
             CORPORATE BONDS - 4.18%

             FRANCE - 3.99%
             Credit Local de France:
Lit  2,000MM  9.00% due 6/14/01............         1,286,496
Ff 5,000,000  8.875% due 6/10/02...........           971,914
Ff 8,000,000  6.25% due 9/27/05............         1,417,851
Ff 4,000,000  6.00% due 11/15/01...........           701,303
Ff10,000,000 Elf Aquitaine SA,
              7.125% due 8/11/03...........         1,839,014
Ff 3,000,000 Toyota Motor Credit,
              6.25% due 4/11/02............           530,423
                                                 ------------
                                                    6,747,001
                                                 ------------
             SWITZERLAND - 0.19%
Lit    500MM Union Bank of Switzerland AG,
              9.25% due 8/23/00............           317,283

             TOTAL CORPORATE BONDS
             (Cost $7,548,113).............         7,064,284
                                                 ------------

                                                       MARKET
                                                       VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS
             (Cost $171,733,288) - 96.97%..      $163,947,537
             Other assets and liabilities,
              net - 3.03% .................         5,116,991
                                                 ------------
             NET ASSETS (equivalent
              to $11.27 per share on
              15,000,818 shares
              outstanding) - 100% .........      $169,064,528
                                                 ------------

                                                       MARKET
                                                       VALUE
-------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  15,000,818 shares outstanding...........       $    150,008
Additional paid in capital................        176,265,723
Accumulated net realized loss on securities          (864,310)
Undistributed net investment income.......          1,352,645
Unrealized appreciation (depreciation) of:
  Investments...........       $(7,785,751)
  Foreign currency translation     (53,787)        (7,839,538)
                               -----------       ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................       $169,064,528
                                                 ============



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
74    INTERNATIONAL GOVERNMENT BOND FUND - FINANCIAL STATEMENTS (Unaudited)
================================================================================



STATEMENT OF OPERATIONS
For the six months ended November 30, 1997


INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $92,651)...............               $ 4,701,223
                                                                                    -----------
EXPENSES:
Advisory fees .......................................................                   438,487
Custodian and accounting services....................................                    22,517
Reports to shareholders..............................................                    11,163
Audit fees and tax services..........................................                     1,998
Directors' fees and expenses.........................................                     2,387
Miscellaneous........................................................                     6,907
                                                                                    -----------
  Total expenses.....................................................                   483,459
                                                                                    -----------
NET INVESTMENT INCOME................................................                 4,217,764
                                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized loss on:
  Securities........................................... $  (815,331)
  Foreign currency transactions........................    (185,586)                 (1,000,917)
                                                        -----------
Net unrealized appreciation (depreciation) during
     the period:
  Securities...........................................  (1,300,590)
  Foreign currency translation.........................      67,544                  (1,233,046)
                                                        -----------                  ----------
   Net realized and unrealized loss on securities and
     foreign currencies during the period.....................................       (2,233,963)
                                                                                    -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................      $ 1,983,801
                                                                                    ===========





STATEMENT OF CHANGES IN NET ASSETS

                                                                          For the             For the
                                                                      six months ended   fiscal year ended
                                                                      November 30, 1997     May 31, 1997
                                                                      -----------------  -----------------
OPERATIONS:
Net investment income ...........................................     $   4,217,764      $   8,522,441
Net realized loss on securities and foreign currency
  transactions                                                           (1,000,917)          (145,962)
Net unrealized depreciation of securities and
  translation of foreign currencies during the period ...........        (1,233,046)        (7,210,455)
                                                                      -------------      -------------
   Increase in net assets resulting from operations .............         1,983,801          1,166,024
                                                                      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................................        (2,949,994)        (8,295,746)
Net realized gain on securities .................................               --            (295,588)
                                                                      -------------      -------------

  Decrease in net assets resulting from distributions
   to shareholders ..............................................        (2,949,994)        (8,591,334)
                                                                      -------------      -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ................................        15,477,185         72,164,939
Proceeds from capital stock issued for distributions reinvested .         2,949,994          8,591,334
                                                                      -------------      -------------
                                                                         18,427,179         80,756,273
Cost of capital stock repurchased ...............................       (26,105,255)       (38,005,431)
                                                                      -------------      -------------

  Increase (decrease) in net assets resulting from
   capital stock transactions ...................................        (7,678,076)        42,750,842
                                                                      -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................        (8,644,269)        35,325,532

NET ASSETS:
Beginning of period .............................................       177,708,797        142,383,265
                                                                      -------------      -------------

End of period (including undistributed net investment income
  of $1,352,645 and $84,875) ....................................     $ 169,064,528      $ 177,708,797
                                                                      =============      =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ....................................         1,370,447          6,113,938
Shares issued for distributions reinvested ......................           259,728            729,242
Shares of capital stock repurchased .............................        (2,308,920)        (3,236,292)
                                                                      -------------      -------------
  Increase (decrease) in shares outstanding .....................          (678,745)         3,606,888
Shares outstanding:
  Beginning of period ...........................................        15,679,563         12,072,675
                                                                      -------------      -------------
  End of period .................................................        15,000,818         15,679,563
                                                                      =============      =============





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   MONEY MARKET FUND - STATEMENT OF NET ASSETS                75
November 30, 1997 (Unaudited)
================================================================================

   PAR                                                 MARKET
  VALUE                                                 VALUE
----------------------------------------------------------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 83.02%

            AEROSPACE/DEFENSE - 0.80%
$1,200,000  Lockheed Martin Corp.,
             5.68% due 12/15/97............         $  1,197,349
                                                    ------------
            BANKS - REGIONAL - 0.97%
 1,449,000  BANC ONE CORP,
             5.50% due 12/11/97............            1,446,786
                                                    ------------
            BEVERAGE - SOFT DRINKS - 1.34%
 2,000,000  Coca Cola Co.,
             5.51% due 12/26/97............            1,992,347
                                                    ------------
            CHEMICAL - MAJOR - 8.14%
            Dow Chemical Co.:
 2,500,000   5.57% due 12/22/97............            2,491,877
 2,000,000   5.50% due 12/22/97............            1,993,583
 1,500,000   5.53% due 12/30/97............            1,493,318
            E.I. du Pont de Nemours and Co.:
 1,700,000   5.51% due  1/27/98............            1,685,169
 2,500,000   5.50% due 12/29/97............            2,489,306
 2,000,000   5.46% due 12/18/97............            1,994,843
                                                    ------------
                                                      12,148,096
                                                    ============
            CONSUMER FINANCE - 16.17%
            Associates Corp. of North America:
 1,500,000    5.57% due  2/4/98............            1,484,915
 1,622,000    5.51% due 12/1/97............            1,622,000
   900,000    5.50% due 12/2/97............              899,863
   500,000    5.25% due   9/1/98...........              497,320
            Beneficial Corp.:
   458,000    5.63% due 1/28/98............              453,846
 1,300,000    5.63% due 3/2/98.............            1,281,499
 3,000,000    5.58% due 1/26/98............            2,973,960
 2,000,000    5.57% due 2/2/98.............            1,980,505
            Commercial Credit Co.:
   610,000    5.70% due 3/1/98.............              609,854
 1,900,000    5.63% due 2/19/98............            1,876,229
 2,000,000    5.57% due 2/6/98.............            1,979,267
 2,000,000    5.50% due 1/6/98.............            1,989,000
            Sears Roebuck Acceptance Corp.:
   450,000    5.73% due 1/30/98............              445,703
 2,000,000    5.72% due 1/29/98............            1,981,251
 1,500,000    5.62% due 2/17/98............            1,481,735
 1,000,000    5.60% due 2/11/98............              988,800

  PAR                                                   MARKET
  VALUE                                                  VALUE
----------------------------------------------------------------

            CONSUMER FINANCE - Continued
            Sears Roebuck Acceptance Corp.,

$1,600,000    5.54% due 1/7/98.............         $  1,590,890
                                                    ------------
                                                      24,136,637
            ELECTRICAL EQUIPMENT - 1.53%            ------------
 2,300,000  General Electric Co.,
             5.58% due 1/20/98.............            2,282,175
                                                    ------------
            ENTERTAINMENT - 5.23%
 1,400,000  Mattel, Inc.,
             5.71% due 12/17/97............            1,396,447
            Walt Disney Co.:
 3,000,000   5.58% due  3/6/98.............            2,955,825
 1,500,000   5.57% due  6/4/98.............            1,457,065
 2,000,000   5.50% due 12/17/97............            1,995,111
                                                    ------------
                                                       7,804,448
            FINANCE COMPANIES - 19.43%              ------------
            CIESCO L P:
   556,000   5.67% due  1/28/98............              550,921
 2,000,000   5.51% due 12/11/97............            1,996,939
 2,000,000   5.50% due 12/8/97.............            1,997,861
 1,500,000   5.49% due 12/4/97.............            1,499,314
            CIT Group Holdings, Inc.:
 2,500,000   5.63% due 3/4/98..............            2,463,640
 2,500,000   5.62% due 2/13/98.............            2,471,119
 1,500,000   5.60% due 2/10/98.............            1,483,433
            Ford Motor Credit Co.:
   979,000   5.63% due 2/26/98.............              965,680
 1,300,000   5.51% due 1/8/98..............            1,292,439
            General Electric Capital Corp.:
 1,700,000   5.69% due 1/21/98.............            1,686,297
   600,000   5.67% due 2/19/98.............              592,440
 1,000,000   5.50% due 4/8/98..............              998,145
            General Motors Acceptance Corp.:
 1,000,000   6.30% due 06/11/98............            1,001,926
   900,000   5.71% due 2/25/98.............              887,724
 1,400,000   5.71% due 3/16/98.............            1,376,684
 1,100,000   5.63% due 2/9/98..............            1,087,958
 1,500,000   5.62% due 2/24/98.............            1,480,096
   900,000   5.55% due 1/14/98.............              893,895
            IBM Credit Co.:
 1,000,000   5.80% due 11/4/98.............              999,954
 1,300,000   5.63% due 1/23/98.............            1,289,225

  PAR                                                  MARKET
  VALUE                                                 VALUE
----------------------------------------------------------------

            FINANCE COMPANIES - Continued
$2,000,000  International Lease Finance Corp.,
             5.54% due 1/22/98.............         $  1,983,996
                                                    ------------
                                                      28,999,686
                                                    ------------
            FOODS - 3.34%
            Archer Daniels Midland Co.:
 1,012,000   5.65% due  2/25/98............              998,341
 1,500,000   5.52% due 12/23/97............            1,494,940
 2,500,000   5.50% due 12/10/97............            2,496,562
                                                    ------------
                                                       4,989,843
                                                    ------------
            HOSPITAL SUPPLIES - 2.61%
            Abbott Laboratories:
 1,400,000   5.55% due 12/2/97.............            1,399,784
 2,500,000   5.48% due 12/31/97............            2,488,583
                                                    ------------
                                                       3,888,367
                                                    ------------
            INFORMATION PROCESSING - 2.74%
            International Business Machines
            Corp.:
 2,000,000   5.81% due 10/1/98.............            1,999,550
 1,000,000   5.65% due 1/22/98.............              999,863
 1,100,000   5.50% due 1/13/98.............            1,092,774
                                                    ------------
                                                       4,092,187
                                                    ------------
            MACHINERY - INDUSTRIAL/SPECIALTY - 2.58%
 1,857,000  Cooper Industries, Inc.,
             5.85% due 12/1/97.............            1,857,000
 2,000,000  Dover Corp.,
             5.60% due 12/18/97............            1,994,711
                                                    ------------
                                                       3,851,711
                                                    ------------
            MERCHANDISE - SPECIALTY - 1.67%
 2,500,000  Toys "R" Us, Inc.,
             5.52% due 12/10/97............            2,496,550
                                                    ------------
            OIL - INTEGRATED DOMESTIC - 1.66%
 2,500,000  Atlantic Richfield Co.,
             5.53% due 2/5/98..............            2,474,654
                                                    ------------
            PUBLISHING/PRINTING - 2.68%
            RR Donnelley & Sons Co.:
 2,000,000   5.50% due 12/16/97............            1,995,417
 2,000,000   5.48% due 12/9/97.............            1,997,564
                                                    ------------
                                                       3,992,981
                                                    ------------

--------------------------------------------------------------------------------

================================================================================
                    MONEY MARKET FUND - STATEMENT OF NET ASSETS CONTINUED 76 November 30, 1997 (Unaudited)
================================================================================

  PAR                                                  MARKET
  VALUE                                                 VALUE
----------------------------------------------------------------

            SECURITIES RELATED - 4.48%
            Merrill Lynch & Co., Inc.:
$2,000,000   5.71% due  2/27/98............         $  1,972,084
 1,000,000   5.63% due  2/18/98............              987,645
 1,200,000   5.58% due 1/5/98..............            1,193,490
   600,000   5.58% due 1/12/98.............              596,094
 1,100,000   5.57% due  1/9/98.............            1,093,362
   850,000   5.55% due  1/12/98............              844,496
                                                    ------------
                                                       6,687,171
                                                    ------------
            UTILITIES - COMMUNICATION - 4.32%
            GTE Corp.:
   900,000   5.71% due 12/9/97.............              898,858
 3,000,000   5.67% due 12/11/97............            2,995,275
 2,559,000   5.62% due 12/5/97.............            2,557,402
                                                    ------------
                                                       6,451,535
                                                    ------------
            UTILITIES - ELECTRIC - 3.33%
 1,900,000  Pacific Gas & Electric Co.,
             5.48% due 12/03/97............            1,899,422
            Southern California Edison Co.:
 2,500,000   5.49% due 12/12/97............            2,495,806
   576,000   5.45% due 12/12/97............              575,041
                                                    ------------
                                                       4,970,269
                                                    ------------
            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $123,902,792)............          123,902,792
                                                    ------------

            FOREIGN SHORT TERM
            COMMERCIAL PAPER - 3.64%

            CANADA - 3.64%
            British Columbia Province:
 2,500,000   5.63% due 2/10/98.............            2,472,241
 1,500,000   5.53% due 3/16/98.............            1,475,806
 1,500,000   5.52% due 2/3/98..............            1,485,280
                                                    ------------
                                                       5,433,327
                                                    ------------
            TOTAL FOREIGN SHORT TERM
            COMMERCIAL PAPER
            (Cost $5,433,327 ).............            5,433,327
                                                    ------------

  PAR                                                  MARKET
  VALUE                                                 VALUE
----------------------------------------------------------------

            CORPORATE SHORT TERM OBLIGATIONS - 3.35%

            SECURITIES RELATED - 3.35%
            Bear Stearns Co. Inc.:
$2,000,000   Floating rate note due 4/6/98
              5.72% at 11/30/97............         $  2,000,000
 3,000,000   Floating rate note due 5/27/98
             5.6675% at 11/30/97...........            3,000,000
                                                    ------------

            TOTAL CORPORATE SHORT TERM
            OBLIGATIONS (Cost $5,000,000)..            5,000,000
                                                    ------------

            UNITED STATES GOVERNMENT
            SHORT TERM - 9.38%
            Federal Farm Credit Banks:
 1,000,000   5.75% due 9/11/98.............              999,518
 1,000,000   5.51% due 1/2/98..............              999,878
            Federal Home Loan Banks:
 1,000,000   5.88% due   2/5/98............            1,000,000
 1,000,000   5.70% due 10/23/98............              999,482
 1,000,000   5.67% due  3/10/98............              999,896
 1,000,000   5.46% due  12/12/97...........              999,971
            Federal National Mortgage
            Association:
 1,000,000   5.68% due 10/23/98............              998,884
 1,000,000   5.63% due 2/12/98  ...........            1,000,000
 1,000,000   5.62% due 2/23/98.............              999,702
 1,000,000   5.60% due 1/16/98.............              999,855
 1,000,000   5.42% due 12/16/97............              999,911
 1,000,000   5.40% due 12/5/97.............              999,989
 1,000,000   5.20% due 4/30/98.............              997,994
            Student Loan Marketing Association:
 1,000,000   5.79% due  9/16/98............            1,000,154
                                                    ------------
                                                      13,995,234
                                                    ------------
            TOTAL UNITED STATES GOVERNMENT
            SHORT TERM
            (Cost $13,995,234).............           13,995,234
                                                    ------------

            TOTAL INVESTMENTS
            (Cost $148,331,353) - 99.39%...          148,331,353
            Other assets and liabilities,
             net - 0.61%...................              914,288
                                                    ------------
            NET ASSETS (equivalent
             to $1.00 per share on
             149,245,641 shares
             outstanding) - 100%...........         $149,245,641
                                                    ============

  PAR                                                  MARKET
  VALUE                                                 VALUE
----------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  149,245,641 shares outstanding..........          $  1,492,456
Additional paid in capital.................          147,753,185
                                                    ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................          $149,245,641
                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.
----------------------------------------------------------------

===============================================================================
              MONEY MARKET FUND - FINANCIAL STATEMENTS (Unaudited)           77
===============================================================================


STATEMENT OF OPERATIONS
For the six months ended November 30, 1997

INVESTMENT INCOME:
Interest ..............................................      $3,881,341
                                                             ----------
EXPENSES:
Advisory fees .........................................         342,052
Custodian and accounting services .....................          15,965
Reports to shareholders ...............................           8,832
Audit fees and tax services ...........................           1,864
Directors' fees and expenses ..........................           1,708
Miscellaneous .........................................           3,715
                                                             ----------
  Total expenses ......................................         374,136
                                                             ----------
NET INVESTMENT INCOME .................................       3,507,205
                                                             ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......      $3,507,205
                                                             ==========






STATEMENT OF CHANGES IN NET ASSETS

                                                                                For the             For the
                                                                           six months ended   fiscal year ended
                                                                           November 30, 1997     May 31, 1997
                                                                           -----------------  -----------------
OPERATIONS:
Net investment income.................................................       $  3,507,205        $  5,637,643
                                                                             ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................         (3,507,205)         (5,637,643)
                                                                             ------------        ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................        153,910,886         294,478,892
Proceeds from capital stock issued for distributions reinvested ......          3,507,205           5,637,643
                                                                             ------------        ------------
                                                                              157,418,091         300,116,535
Cost of capital stock repurchased ....................................       (136,297,095)       (255,609,535)
                                                                             ------------        ------------
  Increase in net assets resulting from capital stock transactions ...         21,120,996          44,507,000
                                                                             ------------        ------------
TOTAL INCREASE IN NET ASSETS .........................................         21,120,996          44,507,000

NET ASSETS:
Beginning of period ..................................................        128,124,645          83,617,645
                                                                             ------------        ------------
End of period ........................................................       $149,245,641        $128,124,645
                                                                             ============        ============
CHANGE IN SHARES OUTSTANDING
Shares of capital stock sold .........................................        153,910,886         294,478,892
Shares issued for distributions reinvested ...........................          3,507,205           5,637,643
Shares of capital stock repurchased ..................................       (136,297,095)       (255,609,535)
                                                                             ------------        ------------
  Increase in shares outstanding .....................................         21,120,996          44,507,000
Shares outstanding:
  Beginning of period ................................................        128,124,645          83,617,645
                                                                             ------------        ------------
  End of period ......................................................        149,245,641         128,124,645
                                                                             ============        ============

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------

================================================================================
78                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
================================================================================


NOTE 1 -- ORGANIZATION

   The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):

      Stock Index Fund
      MidCap Index Fund
      Small Cap Index Fund
      International Equities Fund
      Growth Fund
      Growth & Income Fund
      Science & Technology Fund
      Social Awareness Fund
      Asset Allocation Fund (formerly Timed Opportunity Fund)
      Capital Conservation Fund
      Government Securities Fund
      International Government Bond Fund
      Money Market Fund

   The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

   The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. INVESTMENT VALUATION

   Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B. OPTIONS AND FUTURES

   CALL AND PUT OPTIONS. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

   Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

   FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C. REPURCHASE AGREEMENTS

   The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D. FOREIGN CURRENCY TRANSLATION

   The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

   Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

   In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E. FEDERAL INCOME TAXES

   Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

--------------------------------------------------------------------------------

================================================================================
               NOTES TO FINANCIAL STATEMENTS (Unaudited) CONTINUED          79
================================================================================


F. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

   Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.

G. DISTRIBUTIONS TO SHAREHOLDERS

   Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

   Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

NOTE 3 -- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund. On April 29, 1994, the Adviser entered into sub-advisory agreements with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to Growth Fund and Science & Technology Fund, and with Value Line, Inc., to serve as investment sub-adviser to Growth & Income Fund. Sub-advisers are compensated for such services by the Adviser.

   The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, MidCap Index Fund, Small Cap Index Fund and International Equities Fund
 .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

   To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

   On October 31, 1996, the Series entered into an accounting services agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide, or cause to be provided, certain accounting and administrative services to the Series. During the period ended November 30, 1997, the Series paid VALIC $382,024 for such services provided directly by VALIC.

   VALIC provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the six months ended November 30, 1997, the Series paid $4,943 for such services.

   During the six months ended November 30, 1997, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

     SELLER               PURCHASER        COST TO PURCHASER    NET GAIN TO SELLER
     ------               ---------        -----------------    ------------------

MidCap Index Fund      Stock Index Fund       $3,822,050           $4,581,590
Stock Index Fund       MidCap Index Fund         881,474              557,665

   At November 30, 1997, VALIC Separate Account A (a registered separate account of VALIC) and VALIC owned over five percent of the outstanding shares of the following Funds:

                                                       VALIC SEPARATE
                                                          ACCOUNT A      VALIC
                                                       -------------------------

Stock Index Fund........................................    97.04%
MidCap Index Fund.......................................    99.99
Small Cap Index Fund....................................   100.00
International Equities Fund.............................    99.85
Growth Fund.............................................    99.51
Growth & Income Fund....................................   100.00
Science & Technology Fund...............................   100.00
Social Awareness Fund...................................    99.98
Asset Allocation Fund...................................    99.95
Capital Conservation Fund...............................    90.41         9.57
Government Securities Fund..............................    99.99
International Government Bond Fund......................   100.00
Money Market Fund.......................................   100.00

   Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

NOTE 4 -- INVESTMENT ACTIVITY

   The information in the following table is presented on the basis of cost for federal income tax purposes at November 30,1997.

                                      IDENTIFIED COST      GROSS             GROSS       NET UNREALIZED
                                       OF INVESTMENTS    UNREALIZED        UNREALIZED     APPRECIATION
                                           OWNED        APPRECIATION      DEPRECIATION   (DEPRECIATION)
                                      -----------------------------------------------------------------

Stock Index Fund ..................   $1,503,221,509   $1,405,313,708      $28,601,037   $1,376,712,671
MidCap Index Fund .................      480,166,736      249,514,625       29,021,528      220,493,097
Small Cap Index Fund ..............      180,763,529       57,119,260       12,864,302       44,254,958
International Equities
Fund ..............................      128,668,495       45,980,362       23,458,834       22,521,528
Growth Fund .......................      705,961,757      240,586,524       21,034,556      219,551,968
Growth & Income Fund ..............      190,505,409       64,755,342        2,855,207       61,900,135
Science & Technology Fund .........      855,044,905      126,230,736       51,072,853       75,157,883
Social Awareness Fund .............      198,314,228       35,669,368        4,534,891       31,134,477
Asset Allocation Fund .............      148,425,974       35,951,020        2,179,467       33,771,553
Capital Conservation Fund .........       65,641,176        1,369,574          592,570          777,004
Government Securities Fund ........       82,455,576        2,451,851          182,416        2,269,435
International Government
   Bond Fund ......................      171,733,288        5,315,800       13,101,551       (7,785,751)
Money Market Fund .................      148,331,353             --               --               --

   The following net realized capital loss carryforwards at November 30, 1997, may be utilized to offset future capital gains.

                                    Capital Loss Carryforward   Expiration through
                                    ----------------------------------------------

Science & Technology Fund .........         $  698,127             May 31, 2005
Capital Conservation Fund .........            574,958             May 31, 2003
Government Securities Fund ........          2,086,592             May 31, 2003
Money Market Fund .................              3,017             May 31, 2005


--------------------------------------------------------------------------------

================================================================================
80             NOTES TO FINANCIAL STATEMENTS (Unaudited) CONTINUED
================================================================================


During the six months, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                           COST OF    PROCEEDS FROM
                                                         SECURITIES  SECURITIES SOLD
                                                          PURCHASED    OR MATURED
                                                       -----------------------------
Stock Index Fund....................................   $184,934,947   $ 47,606,356
MidCap Index Fund...................................     89,507,101     87,486,230
Small Cap Index Fund................................     76,991,450     62,360,214
International Equities Fund.........................      9,603,711     25,562,804
Growth Fund.........................................    224,070,949    122,452,087
Growth & Income Fund................................     95,666,914    105,814,740
Science &Technology Fund............................    694,321,075    511,848,244
Social Awareness Fund...............................    157,880,690    104,413,517
Asset Allocation Fund...............................     16,325,894     27,520,558
Capital Conservation Fund...........................      5,130,430      6,695,481
Government Securities Fund..........................      6,460,744      8,269,037
International Government Bond Fund..................     15,541,473     21,555,841

NOTE 5-- PORTFOLIO SECURITIES LOANED

   To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (331/3% in the case of Growth Fund and Science & Technology
Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the earnings or rebate earned on the collateral received.

   Portfolio securities on loan at November 30, 1997 are summarized as follows:

                                                       MARKET VALUE COLLATERAL VALUE
                                                       -----------------------------

Stock Index Fund....................................   $  7,117,931   $  7,327,700
MidCap Index Fund...................................     15,800,390     16,540,067
Small Cap Index Fund................................     13,106,982     13,913,327
International Equities Fund.........................      8,441,314      8,733,665
Growth Fund.........................................     18,393,750     19,257,200
Growth & Income Fund................................      4,687,439      4,816,789
Science & Technology Fund...........................     17,143,462     17,854,600
Social Awareness Fund...............................        880,818        904,256
Asset Allocation Fund...............................        219,650        226,744
Capital Conservation Fund...........................      1,024,416      1,045,710
                                                       ------------   ------------
   Total............................................   $ 86,816,152   $ 90,620,058
                                                       ------------   ------------

NOTE 6 -- INVESTMENT CONCENTRATION

   A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At November 30, 1997, Government Securities Fund had 61% of its net assets invested in such securities.

   At November 30, 1997, International Government Bond Fund had 21% of its net assets invested in securities issued by the Government of Japan and an additional 6% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

NOTE 7 -- SUBSEQUENT EVENT

   On December 30, 1997, annual distributions from undistributed net realized gains on investments were declared payable on December 31, 1997, to shareholders of record December 30, 1997, as follows:

                                                                            RATE
                                                                          PER SHARE
                                                                          ---------
Stock Index Fund.......................................................    0.1503
MidCap Index Fund......................................................    1.3608
Small Cap Index Fund...................................................    1.4144
International Equities Fund............................................    0.3274
Growth Fund............................................................    0.3289
Growth & Income Fund...................................................    0.2135
Social Awareness Fund..................................................    0.8098
Asset Allocation Fund..................................................    0.7917
International Government Bond Fund.....................................    0.0092


--------------------------------------------------------------------------------

================================================================================
                      FINANCIAL HIGHLIGHTS (Unaudited)                        81
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning after May 31, 1996.

STOCK INDEX FUND

                                            FOR THE SIX
                                             MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                              NOVEMBER 30, -----------------------------------------------------------------------
                                                 1997           1997          1996          1995            1994           1993
                                             ----------     ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net asset value at beginning of
  period .................................   $    26.09     $    20.69     $    16.81     $    14.39     $    14.36     $    13.34
                                             ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income ..................          .19           0.39           0.39           0.37           0.35           0.34
  Net realized and unrealized gain
   on securities .........................         3.29           5.57           4.26           2.45           0.12           1.20
                                             ----------     ----------     ----------     ----------     ----------     ----------
  Total income from investment
   operations ............................         3.48           5.96           4.65           2.82           0.47           1.54
                                             ----------     ----------     ----------     ----------     ----------     ----------
Distributions:
  Distributions from net investment
   income ................................        (0.19)         (0.39)         (0.38)         (0.37)         (0.35)         (0.34)
  Distributions from net realized gain
   on securities .........................         --            (0.17)         (0.39)         (0.03)         (0.09)         (0.18)
                                             ----------     ----------     ----------     ----------     ----------     ----------
  Total distributions ....................        (0.19)         (0.56)         (0.77)         (0.40)         (0.44)         (0.52)
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value at end of period .........   $    29.38     $    26.09     $    20.69     $    16.81     $    14.39     $    14.36
                                             ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN .............................        13.37%         29.24%         28.17%         19.98%          3.29%         11.74%
                                             ==========     ==========     ==========     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets .............................         0.16%          0.34%          0.35%          0.38%          0.39%          0.43%
Ratio of net investment income to
  average net assets .....................         0.70%          1.76%          2.05%          2.44%          2.44%          2.52%
Portfolio turnover rate ..................            2%             3%             3%            14%             3%             1%
Number of shares outstanding at
  end of period (000's) ..................       98,158         93,687         85,117         75,451         75,494         66,224
Net assets at end of period (000's) ......   $2,884,332     $2,444,200     $1,760,786     $1,267,992     $1,086,459     $  951,200
Average net assets during the
  period (000's) .........................   $2,701,074     $2,019,826     $1,498,398     $1,140,085     $1,030,581     $  836,510
Average commission rate paid .............   $   0.0283     $   0.0281         n/a            n/a            n/a            n/a


MIDCAP INDEX FUND


                                           FOR THE SIX
                                           MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                            NOVEMBER 30, -------------------------------------------------------------
                                               1997         1997         1996         1995         1994         1993
                                             --------     --------     --------     --------     --------     --------
PER SHARE DATA
Net asset value at beginning of
  period .................................   $  20.83     $  19.09     $  15.68     $  14.54     $  14.38     $  12.86
                                             --------     --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income ..................       0.11         0.24         0.24         0.26         0.23         0.24
  Net realized and unrealized gain
   on securities .........................       3.16         2.95         4.06         1.59         0.28         1.93
                                             --------     --------     --------     --------     --------     --------
  Total income from investment
   operations ............................       3.27         3.19         4.30         1.85         0.51         2.17
                                             --------     --------     --------     --------     --------     --------
Distributions:
  Distributions from net investment
   income ................................      (0.12)       (0.24)       (0.24)       (0.26)       (0.23)       (0.24)
  Distributions from net realized gain
   on securities .........................       --          (1.21)       (0.65)       (0.45)       (0.12)       (0.41)
                                             --------     --------     --------     --------     --------     --------
  Total distributions ....................      (0.12)       (1.45)       (0.89)       (0.71)       (0.35)       (0.65)
                                             --------     --------     --------     --------     --------     --------
Net asset value at end of period .........   $  23.98     $  20.83     $  19.09     $  15.68     $  14.54     $  14.38
                                             ========     ========     ========     ========     ========     ========
TOTAL RETURN .............................      15.70%       17.48%       28.10%       13.26%        3.52%       17.21%
                                             ========     ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets .............................       0.19%        0.40%        0.41%        0.44%        0.46%        0.47%
Ratio of net investment income to
  average net assets .....................       0.52%        1.24%        1.36%        1.73%        1.62%        1.79%
Portfolio turnover rate ..................         13%          19%          21%          23%          17%           5%
Number of shares outstanding at
  end of period (000's) ..................     29,253       29,137       28,322       25,988       24,001       14,673
Net assets at end of period (000's) ......   $701,611     $607,061     $540,688     $407,557     $349,041     $210,931
Average net assets during the
  period (000's) .........................   $671,419     $554,397     $477,372     $376,486     $285,247     $154,979
Average commission rate paid .............   $ 0.0213     $ 0.0277        n/a          n/a          n/a          n/a


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
82                 FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning after May 31, 1996.

SMALL CAP INDEX FUND

                                              FOR THE SIX
                                               MONTHS ENDED                FISCAL YEAR ENDED MAY 31,
                                                NOVEMBER 30, ---------------------------------------------------------------------
                                                1997           1997           1996          1995           1994            1993
                                             ----------     ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net asset value at beginning of
  period .................................   $    16.18     $    16.25     $    12.49     $    11.52     $    11.28     $     9.93
                                             ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income ..................         0.09           0.19           0.20           0.17           0.13           0.15
  Net realized and unrealized gain
   on securities .........................         2.15           0.93           4.04           0.97           0.58           1.48
                                             ----------     ----------     ----------     ----------     ----------     ----------
  Total income from investment
   operations ............................         2.24           1.12           4.24           1.14           0.71           1.63
                                             ----------     ----------     ----------     ----------     ----------     ----------
Distributions:
  Distributions from net investment
   income ................................        (0.10)         (0.19)         (0.20)         (0.17)         (0.13)         (0.15)
  Distributions from net realized gain
   on securities .........................         --            (1.00)         (0.28)          --            (0.34)         (0.13)
                                             ----------     ----------     ----------     ----------     ----------     ----------
  Total distributions ....................        (0.10)         (1.19)         (0.48)         (0.17)         (0.47)         (0.28)
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value at end of period .........   $    18.32     $    16.18     $    16.25     $    12.49     $    11.52     $    11.28
                                             ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN .............................        13.83%          7.51%         34.50%          9.98%          6.18%         16.64%
                                             ==========     ==========     ==========     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets .............................         0.20%          0.41%          0.41%          0.44%          0.47%          0.47%
Ratio of net investment income to
  average net assets .....................         0.55%          1.34%          1.36%          1.44%          1.10%          1.40%
Portfolio turnover rate ..................           30%            42%            31%            34%            16%            20%
Number of shares outstanding at
  end of period (000's) ..................       12,310         11,893         11,129         10,136          9,381          3,687
Net assets at end of period (000's) ......   $  225,455     $  192,459     $  180,785     $  126,567     $  108,050     $   41,581
Average net assets during the
  period (000's) .........................   $  214,073     $  178,368     $  150,448     $  120,298     $   70,690     $   22,142
Average commission rate paid .............   $   0.0147     $   0.0297         n/a             n/a             n/a            n/a

INTERNATIONAL EQUITIES FUND

                                              FOR THE SIX
                                              MONTHS ENDED                  FISCAL YEAR ENDED MAY 31,
                                               NOVEMBER 30, --------------------------------------------------------
                                                  1997        1997        1996        1995        1994        1993
                                                --------    --------     -------     -------     -------     -------
PER SHARE DATA
Net asset value at beginning of
  period ....................................   $  11.44     $ 11.15    $  10.42    $  10.14    $   8.99     $  8.03
                                                --------    --------    --------    --------    --------     -------
Income (loss) from investment operations:
  Net investment income .....................       0.13        0.20        0.17        0.15        0.11        0.18
  Net realized and unrealized gain
   (loss) on securities and
   foreign currencies .......................      (0.60)       0.63        0.97        0.34        1.17        0.93
                                                --------    --------    --------    --------    --------     -------
  Total income (loss) from investment
   operations ...............................      (0.47)       0.83        1.14        0.49        1.28        1.11
                                                --------    --------    --------    --------    --------     -------
Distributions:
  Distributions from net investment
   income ...................................      (0.14)      (0.19)      (0.17)      (0.15)      (0.11)      (0.15)
  Distributions from net realized gain
   on securities ............................         --       (0.35)      (0.24)      (0.06)      (0.02)         --
                                                --------    --------    --------    --------    --------     -------
  Total distributions .......................      (0.14)      (0.54)      (0.41)      (0.21)      (0.13)      (0.15)
                                                --------    --------    --------    --------    --------     -------
Net asset value at end of period ............   $  10.83    $  11.44    $  11.15    $  10.42    $  10.14     $  8.99
                                                ========    ========    ========    ========    ========     =======
TOTAL RETURN ................................      (4.26)%      7.74%      11.14%       4.92%      14.31%      14.18%
                                                ========    ========    ========    ========    ========     =======
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ................................       0.21%       0.42%       0.42%       0.45%       0.47%       0.53%
Ratio of net investment income to
  average net assets ........................       0.92%       1.75%       1.65%       1.47%       1.43%       2.33%
Portfolio turnover rate .....................          6%         12%         20%         14%          7%          9%
Number of shares outstanding at
  end of period (000's) .....................     14,169      15,857      18,497      20,074      17,273       7,429
Net assets at end of period (000's) .........   $153,418    $181,437    $206,259    $209,091    $175,183     $66,809
Average net assets during the
  period (000's) ............................   $173,556    $191,117    $204,792    $199,235    $117,264     $45,509
Average commission rate paid ................   $ 0.0381    $ 0.0236      n/a          n/a         n/a          n/a

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED                 83
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning after May 31, 1996.

GROWTH FUND

                                               FOR THE SIX                                        PERIOD FROM
                                               MONTHS ENDED          FISCAL YEAR ENDED MAY 31,   APRIL 29, 1994
                                                NOVEMBER 30, ----------------------------------       TO
                                                  1997        1997         1996         1995     MAY 31, 1994
                                                --------    --------     --------     --------     --------
PER SHARE DATA
Net asset value at beginning of
  period ....................................   $  17.62    $  16.49     $  11.43     $   9.87     $  10.00(1)
                                                --------    --------     --------     --------     --------
Income (loss) from investment operations:
   Net investment income ....................       0.01        0.02         0.11         0.04         0.01
   Net realized and unrealized gain
     (loss) on securities ...................       2.38        1.45         5.27         1.56        (0.13)
                                                --------    --------     --------     --------     --------
   Total income (loss) from
     investment operations ..................       2.39        1.47         5.38         1.60        (0.12)
                                                --------    --------     --------     --------     --------
Distributions:
  Distributions from net investment
   income ...................................         --       (0.01)       (0.09)       (0.04)       (0.01)
  Distributions from net realized gain
   on securities ............................         --       (0.33)       (0.23)          --           --
                                                --------    --------     --------     --------     --------
  Total distributions .......................         --       (0.34)       (0.32)       (0.04)       (0.01)
                                                --------    --------     --------     --------     --------
Net asset value at end of period ............   $  20.01    $  17.62     $  16.49     $  11.43     $   9.87
                                                ========    ========     ========     ========     ========
TOTAL RETURN ................................      13.56%       9.00%       47.46%       16.25%       (1.19)%
                                                ========    ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ................................       0.43%       0.86%        0.83%        0.91%        0.08%
Ratio of net investment income to
  average net assets ........................       0.01%       0.09%        0.89%        0.41%        0.11%
Portfolio turnover rate .....................         16%         40%          36%          61%           0%
Number of shares outstanding at
  end of period (000's) .....................     45,468      42,422       25,826        8,800        1,001
Net assets at end of period (000's) .........   $909,805    $747,654     $425,787     $100,614     $  9,885
Average net assets during the
  period (000's) ............................   $846,845    $588,056     $238,228     $ 42,232     $  9,944
Average commission rate paid ................   $ 0.0435    $ 0.0499        n/a           n/a          n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

GROWTH & INCOME FUND

                                                  FOR THE SIX                                              PERIOD FROM
                                                  MONTHS ENDED           FISCAL YEAR ENDED MAY 31,        APRIL 29, 1994
                                                NOVEMBER 30,   ---------------------------------------         TO
                                                   1997           1997          1996            1995       MAY 31, 1994
                                                ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net asset value at beginning of
  period ....................................   $    16.87     $    14.78     $    11.09     $     9.87     $    10.00(1)
                                                ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income .....................         0.04           0.10           0.08           0.09           0.02
  Net realized and unrealized gain
   (loss) on securities .....................         2.33           2.38           3.77           1.22          (0.13)
                                                ----------     ----------     ----------     ----------     ----------
  Total income (loss) from
   investment operations ....................         2.37           2.48           3.85           1.31          (0.11)
                                                ----------     ----------     ----------     ----------     ----------
Distributions:
  Distributions from net investment
   income ...................................        (0.04)         (0.10)         (0.07)         (0.09)         (0.02)
                                                ----------     ----------     ----------     ----------     ----------
  Distributions from net realized gain
   on securities ............................           --          (0.29)         (0.09)            --             --
                                                ----------     ----------     ----------     ----------     ----------
  Total distributions .......................        (0.04)         (0.39)         (0.16)         (0.09)         (0.02)
                                                ----------     ----------     ----------     ----------     ----------
Net asset value at end of period ............   $    19.20     $    16.87     $    14.78     $    11.09     $     9.87
                                                ==========     ==========     ==========     ==========     ==========
TOTAL RETURN ................................        14.03%         17.08%         34.85%         13.35%         (1.11)%
                                                ==========     ==========     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ................................         0.40%          0.81%          0.79%          0.86%          0.07%
Ratio of net investment income to
  average net assets ........................         0.21%          0.70%          0.63%          0.93%          0.22%
Portfolio turnover rate .....................           43%            45%            64%            97%            11%
Number of shares outstanding at end
  of period (000's) .........................       13,225         12,422          7,685          3,867          1,002
Net assets at end of period (000's) .........   $  253,947     $  209,545     $  113,546     $   42,867     $    9,890
Average net assets during the
  period (000's) ............................   $  237,652     $  161,226     $   75,158     $   21,910     $    9,946
Average commission rate paid ................   $   0.0500     $   0.0500            n/a            n/a            n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
84                 FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning after May 31, 1996.

SCIENCE & TECHNOLOGY FUND

                                                 FOR THE SIX                                                  PERIOD FROM
                                                 MONTHS ENDED           FISCAL YEAR ENDED MAY 31,            APRIL 29, 1994
                                                 NOVEMBER 30, ------------------------------------------           TO
                                                   1997            1997           1996             1995        MAY 31, 1994
                                                -----------     -----------     -----------     -----------      ----------
PER SHARE DATA
Net asset value at beginning of
  period ....................................   $     19.88     $     20.48     $     14.43     $      9.83     $     10.00(1)
                                                -----------     -----------     -----------     -----------      ----------
Income (loss) from investment operations:
  Net investment income .....................         (0.05)             --              --            0.03              --
  Net realized and unrealized gain
   (loss) on securities .....................          1.15            0.33            8.08            4.72           (0.17)
                                                -----------     -----------     -----------     -----------      ----------
  Total income (loss) from
   investment operations ....................          1.10            0.33            8.08            4.75           (0.17)
                                                -----------     -----------     -----------     -----------      ----------
Distributions:
  Distributions from net investment
   income ...................................            --              --              --           (0.02)             --
  Distributions from net realized gain
   on securities ............................            --           (0.93)          (2.03)          (0.13)             --
                                                -----------     -----------     -----------     -----------      ----------
  Total distributions .......................            --           (0.93)          (2.03)          (0.15)             --
                                                -----------     -----------     -----------     -----------      ----------
Net asset value at end of period ............   $     20.98     $     19.88     $     20.48     $     14.43     $      9.83
                                                ===========     ===========     ===========     ===========      ==========
TOTAL RETURN ................................          5.37%           1.81%          58.28%          48.61%          (1.66)%
                                                ===========     ===========     ===========     ===========      ==========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ................................          0.48%           0.96%           0.94%           1.00%           0.08%
Ratio of net investment income to
  average net assets ........................         (0.19)%         (0.29)%         (0.07)%          0.36%           0.04%
Portfolio turnover rate .....................            62%            122%            116%            121%              0%
Number of shares outstanding at end
  of period (000's) .........................        44,500          40,484          27,696          11,550           1,001
Net assets at end of period (000's) .........   $   933,705     $   804,982     $   567,187     $   166,683     $     9,834
Average net assets during the
  period (000's) ............................   $   901,714     $   664,608     $   363,087     $    64,974     $     9,918
Average commission rate paid ................   $    0.0435     $    0.0393             n/a             n/a             n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

SOCIAL AWARENESS FUND

                                                FOR THE SIX
                                                MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                                NOVEMBER 30, ------------------------------------------------------------------
                                                  1997          1997          1996         1995           1994          1993
                                                ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
Net asset value at beginning of
  period ....................................   $   17.90     $   15.49     $   13.02     $   11.98     $   12.12     $   11.43
                                                ---------     ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment income .....................        0.11          0.24          0.26          0.27          0.26          0.24
  Net realized and unrealized gain
   (loss) on securities .....................        2.22          4.19          3.37          1.75         (0.02)         1.22
                                                ---------     ---------     ---------     ---------     ---------     ---------
  Total income from investment
   operations ...............................        2.33          4.43          3.63          2.02          0.24          1.46
                                                ---------     ---------     ---------     ---------     ---------     ---------
Distributions:
  Distributions from net investment
   income ...................................       (0.11)        (0.24)        (0.25)        (0.27)        (0.26)        (0.24)
  Distributions from net realized gain
   on securities ............................          --         (1.78)        (0.91)        (0.71)        (0.12)        (0.53)
                                                ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions .......................       (0.11)        (2.02)        (1.16)        (0.98)        (0.38)        (0.77)
                                                ---------     ---------     ---------     ---------     ---------     ---------
Net asset value at end of period ............   $   20.12     $   17.90     $   15.49     $   13.02     $   11.98     $   12.12
                                                =========     =========     =========     =========     =========     =========
TOTAL RETURN ................................       13.07%        30.48%        28.85%        18.19%         1.97%        13.08%
                                                =========     =========     =========     =========     =========     =========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ................................        0.28%         0.56%         0.56%         0.58%         0.60%         0.63%
Ratio of net investment income to
  average net assets ........................        0.64%         1.53%         1.80%         2.22%         2.19%         2.14%
Portfolio turnover rate .....................          56%          109%          117%          148%           83%          106%
Number of shares outstanding at
  end of period (000's) .....................      11,439         8,677         5,220         4,143         3,817         2,819
Total net assets at end of
  period (000's) ............................   $ 230,197     $ 155,349     $  80,887     $  53,927     $  45,729     $  34,166
Average net assets during the
  period (000's) ............................   $ 194,344     $ 106,139     $  66,888     $  47,942     $  41,002     $  26,920
Average commission rate paid ................   $  0.0400     $  0.0400           n/a           n/a           n/a           n/a

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED                 85
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the periods beginning after May 31, 1996.

ASSET ALLOCATION FUND

                                                FOR THE SIX
                                                 MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                                 NOVEMBER 30, -----------------------------------------------------------------
                                                   1997          1997         1996          1995          1994          1993
                                                ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
Net asset value at beginning of
  period ....................................   $   12.57     $   12.55     $   11.24     $   10.84     $   11.18     $   10.66
                                                ---------     ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment income .....................        0.20          0.77          0.44          0.44          0.37          0.35
  Net realized and unrealized gain
   (loss) on securities .....................        1.08          1.44          1.53          0.82         (0.15)         0.61
                                                ---------     ---------     ---------     ---------     ---------     ---------
  Total income from investment
   operations ...............................        1.28          2.21          1.97          1.26          0.22          0.96
                                                ---------     ---------     ---------     ---------     ---------     ---------
Distributions:
  Distributions from net investment
   income ...................................       (0.20)        (0.78)        (0.44)        (0.44)        (0.37)        (0.35)
  Distributions from net realized gain
   on securities ............................          --         (1.41)        (0.22)        (0.42)        (0.19)        (0.09)
                                                ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions .......................       (0.20)        (2.19)        (0.66)        (0.86)        (0.56)        (0.44)
                                                ---------     ---------     ---------     ---------     ---------     ---------
Net asset value at end of period ............   $   13.65     $   12.57     $   12.55     $   11.24     $   10.84     $   11.18
                                                =========     =========     =========     =========     =========     =========
TOTAL RETURN ................................       10.23%        15.89%        17.90%        12.43%         1.86%         9.17%
                                                =========     =========     =========     =========     =========     =========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ................................        0.28%         0.57%         0.57%         0.58%         0.59%         0.70%
Ratio of net investment income to
  average net assets ........................        1.52%         3.26%         3.62%         4.03%         3.24%         3.28%
Portfolio turnover rate .....................          10%          103%          119%          133%           76%           78%
Number of shares outstanding at
  end of period (000's) .....................      13,420        14,107        15,142        16,319        17,956        14,758
Total net assets at end of
  period (000's) ............................   $ 183,152     $ 177,347     $ 190,024     $ 183,393     $ 194,576     $ 165,002
Average net assets during the
  period (000's) ............................   $ 182,267     $ 179,615     $ 187,576     $ 186,487     $ 185,036     $ 151,450
Average commission rate paid ................   $  0.0400     $  0.0401           n/a           n/a           n/a           n/a

CAPITAL CONSERVATION FUND

                                                FOR THE SIX
                                                MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                                NOVEMBER 30,  -----------------------------------------------------------------
                                                    1997         1997          1996          1995           1994         1993
                                                ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
Net asset value at beginning of
  period ....................................   $    9.31     $    9.23     $    9.52     $    9.13     $    9.87     $    9.29
                                                ---------     ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
   Net investment income ....................        0.30          0.62          0.62          0.63          0.61          0.65
   Net realized and unrealized gain
     (loss) on securities ...................        0.29          0.08         (0.29)         0.39         (0.69)         0.58
                                                ---------     ---------     ---------     ---------     ---------     ---------
   Total income (loss) from
     investment operations ..................        0.59          0.70          0.33          1.02         (0.08)         1.23
                                                ---------     ---------     ---------     ---------     ---------     ---------
Distributions:
  Distributions from net investment
   income ...................................       (0.29)        (0.62)        (0.62)        (0.63)        (0.61)        (0.65)
  Distributions from net realized gain
   on securities ............................          --            --            --            --         (0.05)           --
                                                ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions .......................       (0.29)        (0.62)        (0.62)        (0.63)        (0.66)        (0.65)
                                                ---------     ---------     ---------     ---------     ---------     ---------
Net asset value at end of period ............   $    9.61     $    9.31     $    9.23     $    9.52     $    9.13     $    9.87
                                                =========     =========     =========     =========     =========     =========
TOTAL RETURN ................................        6.42%         7.75%         3.41%        11.80%        (1.13)%       13.60%
                                                =========     =========     =========     =========     =========     =========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ................................        0.28%         0.57%         0.57%         0.58%         0.59%         0.67%
Ratio of net investment income to
  average net assets ........................        3.13%         6.59%         6.47%         6.88%         6.24%         6.77%
Portfolio turnover rate .....................           8%           45%           80%          100%           55%           58%
Number of shares outstanding at end
  of period (000's) .........................       7,042         7,168         7,604         6,935         6,712         5,095
Total net assets at end of
  period (000's) ............................   $  67,649     $  66,747     $  70,212     $  66,031     $  61,305     $  50,290
Average net assets during the
  period (000's) ............................   $  67,640     $  69,352     $  70,271     $  61,568     $  59,210     $  43,316

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
86                 FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

GOVERNMENT SECURITIES FUND

                                                FOR THE SIX
                                                MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                                NOVEMBER 30, ------------------------------------------------------------------
                                                   1997          1997         1996           1995          1994        1993
                                                ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
Net asset value at beginning of
  period ....................................   $    9.67     $    9.61     $    9.89     $    9.55     $   10.30     $    9.84
                                                ---------     ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
   Net investment income ....................        0.29          0.59          0.61          0.60          0.55          0.61
   Net realized and unrealized gain
     (loss) on securities ...................        0.32          0.06         (0.28)         0.35         (0.59)         0.59
                                                ---------     ---------     ---------     ---------     ---------     ---------
   Total income (loss) from
     investment operations ..................        0.61          0.65          0.33          0.95         (0.04)         1.20
                                                ---------     ---------     ---------     ---------     ---------     ---------
Distributions:
  Distributions from net investment
   income ...................................       (0.29)        (0.59)        (0.61)        (0.61)        (0.55)        (0.61)
  Distributions from net realized gain
   on securities ............................          --            --            --            --         (0.16)        (0.13)
                                                ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions .......................       (0.29)        (0.59)        (0.61)        (0.61)        (0.71)        (0.74)
                                                ---------     ---------     ---------     ---------     ---------     ---------
Net asset value at end of period ............   $    9.99     $    9.67     $    9.61     $    9.89     $    9.55     $   10.30
                                                =========     =========     =========     =========     =========     =========
TOTAL RETURN ................................        6.36%         6.94%         3.32%        10.43%        (0.66)%       12.56%
                                                =========     =========     =========     =========     =========     =========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ................................        0.27%         0.56%         0.56%         0.58%         0.59%         0.67%
Ratio of net investment income to
  average net assets ........................        2.96%         6.11%         6.21%         6.36%         5.44%         6.08%
Portfolio turnover rate .....................           8%           38%           36%          229%           85%          105%
Number of shares outstanding at end
  of period (000's) .........................       8,614         8,672         8,164         5,478         4,544         3,110
Total net assets at end of
  period (000's) ............................   $  86,083     $  83,827     $  78,423     $  54,174     $  43,401     $  32,023
Average net assets during the
  period (000's) ............................   $  84,661     $  83,293     $  68,017     $  45,200     $  41,596     $  26,145

INTERNATIONAL GOVERNMENT BOND FUND

                                                FOR THE SIX
                                                MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                                 NOVEMBER 30, -----------------------------------------------------------------
                                                  1997          1997          1996          1995          1994          1993
                                                ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
Net asset value at beginning of
  period ....................................   $   11.33     $   11.79     $   12.72     $   10.97     $   11.16     $   10.43
                                                ---------     ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
   Net investment income ....................        0.27          0.63          0.65          0.65          0.62          0.76
   Net realized and unrealized gain
     (loss) on securities ...................       (0.14)        (0.49)        (0.89)         1.80         (0.20)         0.70
                                                ---------     ---------     ---------     ---------     ---------     ---------
  Total income (loss) from
   investment operations ....................        0.13          0.14         (0.24)         2.45          0.42          1.46
                                                ---------     ---------     ---------     ---------     ---------     ---------
Distributions:
  Distributions from net investment
   income ...................................       (0.19)        (0.58)        (0.68)        (0.70)        (0.60)        (0.73)
  Distributions from net realized gain
   on securities ............................          --         (0.02)        (0.01)           --         (0.01)           --
                                                ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions .......................       (0.19)        (0.60)        (0.69)        (0.70)        (0.61)        (0.73)
                                                ---------     ---------     ---------     ---------     ---------     ---------
Net asset value at end of period ............       11.27     $   11.33     $   11.79     $   12.72     $   10.97     $   11.16
                                                =========     =========     =========     =========     =========     =========
TOTAL RETURN ................................        1.16%         1.13%        (1.91)%       23.23%         3.87%        14.50%
                                                =========     =========     =========     =========     =========     =========
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ................................        0.28%         0.56%         0.56%         0.59%         0.48%         0.14%
Ratio of net investment income to
  average net assets ........................        2.42%         5.13%         5.45%         5.83%         5.87%         7.02%
Portfolio turnover rate .....................           9%            4%           11%            6%            3%           26%
Number of shares outstanding at end
  of period (000's) .........................      15,001        15,680        12,073         6,111         3,741         2,062
Total net assets at end of
  period (000's) ............................   $ 169,065     $ 177,709     $ 142,383     $  77,734     $  41,028     $  23,009
Average net assets during the
  period (000's) ............................   $ 174,490     $ 166,147     $ 114,693     $  51,451     $  33,561     $  18,135

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   FINANCIAL HIGHLIGHTS (Unaudited) CONTINUED                 87
================================================================================

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date.

MONEY MARKET FUND

                                         FOR THE SIX
                                        MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                         NOVEMBER 30,     ----------------------------------------------------------------------
                                              1997           1997           1996           1995           1994           1993
                                           ----------     ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net asset value at beginning of
  period ...............................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income ................         0.03           0.05           0.05           0.05           0.03           0.03
                                           ----------     ----------     ----------     ----------     ----------     ----------
Distributions:
  Distributions from net investment
   income ..............................        (0.03)         (0.05)         (0.05)         (0.05)         (0.03)         (0.03)
                                           ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .......   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN ...........................         2.59%          5.02%          5.26%          4.90%          2.83%          2.85%
                                           ==========     ==========     ==========     ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
  net assets ...........................         0.27%          0.57%          0.57%          0.57%          0.58%          0.63%
Ratio of net investment income to
  average net assets ...................         2.58%          4.95%          5.14%          4.75%          2.78%          2.81%
Number of shares outstanding at end
  of period (000's) ....................      149,246        128,125         83,618         82,256         50,534         45,323
Total net assets at end of
  period (000's) .......................   $  149,246     $  128,125     $   83,618     $   82,254     $   50,533     $   45,322
Average net assets during the
  period (000's) .......................   $  135,737     $  113,882     $   84,271     $   67,021     $   46,222     $   45,562


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY
================================================================================



BOARD OF DIRECTORS
Norman Hackerman
John W. Lancaster
Ben H. Love
Joe C. Osborne
F. Robert Paulsen
Peter V. Tuters
R. Miller Upton
Thomas L. West, Jr.

DISTRIBUTOR
The Variable Annuity Marketing
Company (VAMCO)
2929 Allen Parkway
Houston, Texas 77019

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
Bankers Trust Company
1 Bankers Trust Plaza
New York, New York 10006

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Value Line, Inc.
220 East 42nd Street
New York, New York 10017-5891

INDEPENDENT AUDITORS
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

SHAREHOLDER SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Thomas L. West, Jr.,
   Chairman and President
Craig R. Rodby,
   Executive Vice President
Michael G. Atnip
   Executive Vice President
Norman Jaskol,
   Vice President and
   Senior Investment Officer
Brent C. Nelson,
   Vice President
Teresa S. Moro,
   Vice President and
   Investment Officer
John W. Mossbarger,
   Vice President and
   Investment Officer
Leon A. Olver,
   Vice President and
   Investment Officer
William Trimbur, Jr.,
   Vice President and
   Investment Officer
Cynthia A. Toles,
   General Counsel
   and Secretary
Gregory R. Seward,
   Treasurer
Kathryn A. Pearce,
   Controller
Nori L. Gabert,
   Assistant Secretary
Earl E. Allen, Jr.,
   Assistant Treasurer
Heriberto R. Valdez,
   Assistant Controller

     This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

     If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

     "Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500
(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.



                                 [VALIC LOGO]

--------------------------------------------------------------------------------

AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                                            ===============
P.O. Box 3206                                                  Bulk Rate
Houston, Texas  77253-3206                                   U.S. Postage
                                                                 PAID
                                                            Permit No. 6748
                                                            Houston, Texas
                                                            ===============








[VALIC LOGO]